UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:

811-21732

Mercer Funds

(Exact Name of Registrant as Specified in Charter)

99 High Street

Boston, MA 02110

(Address of Principal Executive Offices)(Zip Code)

Colin J. Dean, Esq.

Mercer Investment Management, Inc.

99 High Street

Boston, MA 02110

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code:

(617) 747-9500

Date of Fiscal Year End: March 31, 2019

Date of Reporting Period: September 30, 2018

Item 1. Reports to Stockholders.

Mercer Funds™

Semi-Annual Report

Mercer US Large Cap Equity Fund

Mercer US Small/Mid Cap Equity Fund

Mercer Non-US Core Equity Fund

Mercer Core Fixed Income Fund

Mercer Opportunistic Fixed Income Fund

Mercer Emerging Markets Equity Fund

Mercer Global Low Volatility Equity Fund

This report has been prepared for Mercer Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Mercer Funds prospectus. The prospectus contains more complete information about the Funds’ investment objectives, risks, and expenses. Investors are reminded to read the prospectus carefully before investing.

September 30, 2018

MERCER FUNDS

Mercer US Large Cap Equity Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.1%

	Aerospace & Defense — 0.9%
5,720	L3 Technologies, Inc.	1,216,186
6,056	Northrop Grumman Corp.	1,921,993
9,610	Spirit AeroSystems Holdings, Inc. Class A	880,949

		4,019,128

	Agriculture — 0.3%
29,780	Archer-Daniels-Midland Co.	1,497,041

	Airlines — 1.6%
62,550	American Airlines Group, Inc.‡	2,585,192
34,516	Delta Air Lines, Inc.	1,996,060
27,737	United Continental Holdings, Inc.*	2,470,257

		7,051,509

	Apparel — 1.2%
14,800	LVMH Moet Hennessy Louis Vuitton SE, ADR‡	1,043,252
11,087	Michael Kors Holdings, Ltd.*	760,125
22,621	NIKE, Inc. Class B	1,916,451
5,944	PVH Corp.	858,313
3,043	Ralph Lauren Corp.	418,565
5,141	VF Corp.	480,426

		5,477,132

	Auto Manufacturers — 0.5%
64,903	General Motors Co.	2,185,284

	Auto Parts & Equipment — 1.1%
15,448	BorgWarner, Inc.	660,865
39,022	Goodyear Tire & Rubber Co. (The)	912,725
7,874	Lear Corp.	1,141,730
38,363	Magna International, Inc. Class A	2,015,208

		4,730,528

	Banks — 5.5%
95,823	Bank of America Corp.	2,822,946
19,900	BNP Paribas SA, ADR‡	605,756
9,353	Capital One Financial Corp.	887,880
3,984	CIT Group, Inc.	205,614
109,388	Citigroup, Inc.	7,847,495
41,190	Citizens Financial Group, Inc.	1,588,698
106,972	Fifth Third Bancorp	2,986,658
16,200	First Republic Bank	1,555,200
24,560	JPMorgan Chase & Co.	2,771,351
151,437	Regions Financial Corp.	2,778,869
1,567	SVB Financial Group*	487,071

		24,537,538

See accompanying Notes to the Financial Statements.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Beverages — 4.1%
47,150	Anheuser-Busch InBev SA, ADR‡	4,128,925
129,525	Coca-Cola Co. (The)	5,982,760
18,548	Diageo Plc, ADR‡	2,627,695
43,050	Heineken NV, ADR‡	2,017,754
17,500	Molson Coors Brewing Co. Class B	1,076,250
21,688	PepsiCo, Inc.	2,424,718

		18,258,102

	Biotechnology — 2.9%
13,755	Alexion Pharmaceuticals, Inc.*	1,912,083
10,786	Amgen, Inc.	2,235,830
25,139	Celgene Corp.*	2,249,689
9,790	Exact Sciences Corp.* ‡	772,627
8,800	Gilead Sciences, Inc.	679,448
6,519	Illumina, Inc.*	2,392,864
3,400	Shire Plc, ADR	616,318
11,510	Vertex Pharmaceuticals, Inc.*	2,218,437

		13,077,296

	Building Materials — 0.3%
40,851	Masco Corp.	1,495,147

	Chemicals — 1.8%
22,703	Celanese Corp. Series A	2,588,142
14,920	DowDuPont, Inc.	959,505
6,000	Eastman Chemical Co.	574,320
18,872	LyondellBasell Industries NV Class A	1,934,569
4,810	Sherwin-Williams Co. (The)	2,189,560

		8,246,096

	Commercial Services — 2.5%
12,700	Macquarie Infrastructure Corp.	585,851
21,517	New Oriental Education & Technology Group, Inc., ADR*	1,592,473
33,053	PayPal Holdings, Inc.*	2,903,375
38,164	Quanta Services, Inc.*	1,273,914
13,657	Robert Half International, Inc.	961,180
2,602	S&P Global, Inc.	508,405
5,448	United Rentals, Inc.*	891,293
138,145	Western Union Co. (The)	2,633,044

		11,349,535

	Computers — 1.5%
8,342	Apple, Inc.	1,883,123
31,245	Hewlett Packard Enterprise Co.	509,606
73,811	HP, Inc.	1,902,110
47,058	Seagate Technology Plc	2,228,196

		6,523,035

See accompanying Notes to the Financial Statements.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Cosmetics & Personal Care — 0.9%
9,470	Estee Lauder Cos., Inc. (The) Class A	1,376,180
30,855	Procter & Gamble Co. (The)	2,568,062

		3,944,242

	Distribution & Wholesale — 0.6%
26,280	HD Supply Holdings, Inc.*	1,124,521
4,177	W.W. Grainger, Inc.	1,492,902

		2,617,423

	Diversified Financial Services — 5.2%
110,811	Ally Financial, Inc.	2,930,951
34,038	Ameriprise Financial, Inc.	5,026,051
78,416	Charles Schwab Corp. (The)	3,854,147
22,997	Discover Financial Services	1,758,121
35,700	Invesco, Ltd.	816,816
21,825	Jefferies Financial Group, Inc.	479,277
9,266	Mastercard, Inc. Class A	2,062,704
19,300	OneMain Holdings, Inc.*	648,673
52,300	Santander Consumer USA Holdings, Inc.	1,048,092
49,300	SLM Corp.*	549,695
48,854	Synchrony Financial	1,518,382
17,847	Visa, Inc. Class A‡	2,678,656

		23,371,565

	Electric — 0.6%
75,031	AES Corp.	1,050,434
1,431	Entergy Corp.	116,097
32,124	Exelon Corp.	1,402,534

		2,569,065

	Electrical Components & Equipment — 0.1%
1,298	Acuity Brands, Inc.	204,046

	Electronics — 1.1%
13,499	Agilent Technologies, Inc.	952,219
67,652	Corning, Inc.	2,388,116
5,012	Keysight Technologies, Inc.*	332,195
12,916	TE Connectivity, Ltd.	1,135,704

		4,808,234

	Engineering & Construction — 0.2%
15,700	AECOM*	512,762
5,275	Jacobs Engineering Group, Inc.	403,537

		916,299

	Entertainment — 0.1%
6,000	Cinemark Holdings, Inc.‡	241,200

See accompanying Notes to the Financial Statements.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Food — 4.6%
72,994	Conagra Brands, Inc.	2,479,606
20,209	General Mills, Inc.	867,370
5,000	Ingredion, Inc.	524,800
6,100	JM Smucker Co. (The)	625,921
60,175	Kellogg Co.‡	4,213,453
67,693	Kroger Co. (The)	1,970,543
70,400	Nestle SA, ADR	5,857,280
42,226	Sysco Corp.	3,093,055
15,850	Tyson Foods, Inc. Class A	943,551

		20,575,579

	Health Care - Products — 1.3%
24,402	Baxter International, Inc.	1,881,150
8,684	Edwards Lifesciences Corp.*	1,511,884
8,584	IDEXX Laboratories, Inc.*	2,143,082
3,600	Zimmer Biomet Holdings, Inc.	473,292

		6,009,408

	Health Care - Services — 1.4%
4,128	DaVita, Inc.*	295,689
5,380	Humana, Inc.	1,821,238
7,787	Laboratory Corp. of America Holdings*	1,352,446
5,129	Quest Diagnostics, Inc.	553,470
5,513	UnitedHealth Group, Inc.	1,466,678
1,738	WellCare Health Plans, Inc.*	557,012

		6,046,533

	Home Builders — 0.9%
36,856	D.R. Horton, Inc.	1,554,586
122	NVR, Inc.*	301,438
94,946	PulteGroup, Inc.	2,351,812

		4,207,836

	Housewares — 0.1%
18,400	Tupperware Brands Corp.	615,480

	Insurance — 3.6%
18,422	Allstate Corp. (The)	1,818,251
610	Aon Plc	93,806
8,816	Berkshire Hathaway, Inc. Class B*	1,887,594
52,859	Hartford Financial Services Group, Inc. (The)	2,640,836
22,787	Lincoln National Corp.	1,541,768
63,168	MetLife, Inc.	2,951,209
18,414	Prudential Financial, Inc.	1,865,706
20,157	Unum Group	787,534
52,779	Voya Financial, Inc.	2,621,533

		16,208,237

See accompanying Notes to the Financial Statements.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Internet — 8.8%
15,936	Alibaba Group Holding, Ltd., ADR*	2,625,615
4,526	Alphabet, Inc. Class A*	5,463,244
2,055	Alphabet, Inc. Class C*	2,452,581
1,764	Amazon.com, Inc.*	3,533,292
1,521	Booking Holdings, Inc.*	3,017,664
16,419	CDW Corp.	1,459,978
41,577	Ctrip.com International, Ltd., ADR*	1,545,417
182,425	eBay, Inc.*	6,023,674
5,634	F5 Networks, Inc.*	1,123,532
53,926	Facebook, Inc. Class A*	8,868,670
1,872	IAC/InterActiveCorp*	405,700
4,086	MercadoLibre, Inc.‡	1,391,160
10,018	VeriSign, Inc.*	1,604,082

		39,514,609

	Iron & Steel — 0.4%
5,740	Reliance Steel & Aluminum Co.	489,564
25,889	Steel Dynamics, Inc.	1,169,924

		1,659,488

	Leisure Time — 0.4%
11,400	Carnival Corp.	726,978
18,200	Norwegian Cruise Line Holdings, Ltd.*	1,045,226

		1,772,204

	Lodging — 1.2%
39,438	Marriott International, Inc. Class A	5,206,999

	Machinery - Diversified — 0.5%
30,032	Cognex Corp.	1,676,386
6,061	Dover Corp.	536,581

		2,212,967

	Media — 3.9%
224,857	Comcast Corp. Class A	7,962,186
57,976	News Corp. Class A	764,704
15,120	Viacom, Inc. Class B	510,451
68,956	Walt Disney Co. (The)	8,063,715

		17,301,056

	Mining — 0.1%
7,563	Freeport-McMoRan, Inc.	105,277
13,076	Teck Resources, Ltd. Class B	315,132

		420,409

	Miscellaneous - Manufacturing — 0.9%
18,650	Illinois Tool Works, Inc.	2,631,888

See accompanying Notes to the Financial Statements.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Miscellaneous - Manufacturing — continued
19,186	Textron, Inc.	1,371,223

		4,003,111

	Oil & Gas — 7.2%
40,544	Anadarko Petroleum Corp.	2,733,071
70,173	BP Plc, ADR	3,234,975
78,900	Canadian Natural Resources, Ltd.	2,576,874
4,160	Chevron Corp.	508,685
67,576	ConocoPhillips	5,230,382
40,800	Devon Energy Corp.	1,629,552
10,000	Helmerich & Payne, Inc.	687,700
5,853	HollyFrontier Corp.	409,125
33,231	Marathon Oil Corp.	773,618
62,457	Marathon Petroleum Corp.	4,994,686
11,362	Occidental Petroleum Corp.	933,616
27,689	Phillips 66	3,121,104
6,708	Pioneer Natural Resources Co.	1,168,467
36,563	Valero Energy Corp.	4,159,041

		32,160,896

	Oil & Gas Services — 0.7%
22,100	Halliburton Co.	895,713
18,600	Oceaneering International, Inc.*	513,360
26,400	Schlumberger, Ltd.	1,608,288

		3,017,361

	Packaging & Containers — 0.5%
18,400	Crown Holdings, Inc.* ‡	883,200
38,028	Sealed Air Corp.	1,526,824

		2,410,024

	Pharmaceuticals — 4.1%
4,000	AbbVie, Inc.	378,320
51,135	Bristol-Myers Squibb Co.	3,174,461
8,919	Cardinal Health, Inc.	481,626
14,800	CVS Health Corp.	1,165,056
9,174	Eli Lilly & Co.	984,462
31,400	Horizon Pharma Plc*	614,812
2,600	Jazz Pharmaceuticals Plc*	437,138
17,908	Johnson & Johnson	2,474,348
10,958	McKesson Corp.	1,453,579
30,445	Merck & Co., Inc.	2,159,768
19,300	Mylan NV*	706,380
65,775	Pfizer, Inc.	2,898,704
9,700	Portola Pharmaceuticals, Inc.* ‡	258,311
13,160	Zoetis, Inc.	1,204,930

		18,391,895

See accompanying Notes to the Financial Statements.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Pipelines — 0.2%
51,000	Kinder Morgan, Inc.	904,230

	Private Equity — 1.0%
49,720	Blackstone Group, LP (The)*	1,893,338
97,630	KKR & Co., Inc.‡	2,662,370

		4,555,708

	Real Estate — 0.3%
34,420	CBRE Group, Inc. Class A*	1,517,922

	REITS — 0.3%
59,935	Host Hotels & Resorts, Inc. REIT	1,264,628

	Retail — 9.1%
35,530	Best Buy Co., Inc.	2,819,661
5,298	Costco Wholesale Corp.	1,244,394
9,825	Darden Restaurants, Inc.	1,092,442
17,825	Dunkin’ Brands Group, Inc.	1,314,059
9,503	Foot Locker, Inc.	484,463
13,325	Gap, Inc. (The)	384,426
12,420	Home Depot , Inc. (The)	2,572,803
26,216	Kohl’s Corp.	1,954,403
4,201	Lowe’s Cos., Inc.	482,359
2,526	Lululemon Athletica, Inc.*	410,450
15,142	Macy’s, Inc.	525,882
33,750	McDonald’s Corp.	5,646,037
6,903	Ross Stores, Inc.	684,087
56,769	Starbucks Corp.	3,226,750
14,235	Tapestry, Inc.	715,593
17,656	Target Corp.	1,557,436
15,359	Ulta Salon Cosmetics & Fragrance, Inc.*	4,333,081
4,566	Walgreens Boots Alliance, Inc.	332,861
68,205	Walmart, Inc.	6,405,132
46,925	Williams-Sonoma, Inc.‡	3,083,911
16,407	Yum! Brands, Inc.	1,491,560

		40,761,790

	Semiconductors — 1.8%
47,487	Applied Materials, Inc.	1,835,373
28,242	Intel Corp.	1,335,564
3,259	KLA-Tencor Corp.	331,473
51,072	Micron Technology, Inc.*	2,309,987
8,271	NVIDIA Corp.	2,324,316

		8,136,713

	Shipbuilding — 0.2%
3,406	Huntington Ingalls Industries, Inc.	872,208

See accompanying Notes to the Financial Statements.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Software — 6.8%
24,664	Activision Blizzard, Inc.	2,051,798
8,400	Adobe Systems, Inc.*	2,267,580
20,848	Cadence Design Systems, Inc.*	944,831
16,144	CDK Global, Inc.	1,009,969
35,807	Citrix Systems, Inc.*	3,980,306
51,000	First Data Corp. Class A*	1,247,970
8,718	Intuit, Inc.	1,982,473
68,449	Microsoft Corp.	7,828,512
7,797	MSCI, Inc. Class A	1,383,266
16,060	salesforce.com, Inc.*	2,554,022
12,594	ServiceNow, Inc.*	2,463,764
17,396	Splunk, Inc.*	2,103,351
3,499	Take-Two Interactive Software, Inc.*	482,827

		30,300,669

	Telecommunications — 2.8%
51,100	AT&T, Inc.	1,715,938
22,088	CenturyLink, Inc.	468,266
114,563	Cisco Systems, Inc.	5,573,490
63,014	Juniper Networks, Inc.	1,888,529
52,215	Verizon Communications, Inc.	2,787,759

		12,433,982

	Transportation — 0.7%
4,259	CSX Corp.	315,379
6,854	FedEx Corp.	1,650,375
7,792	Union Pacific Corp.	1,268,771

		3,234,525

	Trucking & Leasing — 0.3%
23,700	AerCap Holdings NV*	1,363,224

	TOTAL COMMON STOCKS (COST $369,857,288)	434,199,136

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 2.0%

	Mutual Fund - Securities Lending Collateral — 1.8%
7,743,812	State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.97%## ***	7,743,812

See accompanying Notes to the Financial Statements.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Par Value ($)		Description	Value ($)

		U.S. Government and Agency Obligations — 0.2%
1,000,000		United States Treasury Bill, 2.34%, due 03/14/19** ‡‡	989,412

		TOTAL SHORT-TERM INVESTMENTS (COST $8,733,357)	8,733,224

		TOTAL INVESTMENTS — 99.1% (COST $378,590,645)	442,932,360

		Other Assets and Liabilities (net) — 0.9%	4,156,858

		NET ASSETS — 100.0%	$447,089,218

		Notes to Schedule of Investments:

		ADR — American Depository Receipt

		REIT — Real Estate Investment Trust

	##	The rate disclosed is the 7 day net yield as of September 30, 2018.

	*	Non-income producing security

	**	All or a portion of this security is pledged for open futures collateral.

	***	Represents an investment of securities lending cash collateral.

	‡	All or a portion of this security is out on loan.

	‡‡	Interest rate presented is yield to maturity.

See accompanying Notes to the Financial Statements.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
47	S&P 500 E-mini Index	Dec 2018	$6,859,650	$20,225
4	S&P Mid 400 E-mini Index	Dec 2018	810,080	(11,429)

				$8,796

See accompanying Notes to the Financial Statements.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	97.1
Futures Contracts	0.0
Short-Term Investments	2.0
Other Assets and Liabilities (net)	0.9

100.0%

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 93.6%

	Aerospace & Defense — 1.3%
24,057	HEICO Corp.	2,227,919
39,000	Spirit AeroSystems Holdings, Inc. Class A	3,575,130
12,575	Teledyne Technologies, Inc.*	3,102,001
7,194	TransDigm Group, Inc.*	2,678,326

		11,583,376

	Airlines — 0.9%
24,100	Alaska Air Group, Inc.	1,659,526
111,000	JetBlue Airways Corp.*	2,148,960
61,485	SkyWest, Inc.	3,621,467

		7,429,953

	Apparel — 1.0%
32,123	Carter’s, Inc.	3,167,328
17,710	Columbia Sportswear Co.	1,648,270
22,200	Michael Kors Holdings, Ltd.*	1,522,032
82,164	Skechers U.S.A., Inc. Class A*	2,294,840

		8,632,470

	Auto Manufacturers — 0.2%
93,900	Wabash National Corp.	1,711,797

	Auto Parts & Equipment — 2.1%
45,100	Allison Transmission Holdings, Inc.	2,345,651
29,620	Altra Industrial Motion Corp.	1,223,306
30,100	BorgWarner, Inc.	1,287,678
8,800	Cooper-Standard Holdings, Inc.*	1,055,824
92,923	Delphi Technologies Plc	2,914,065
29,947	Dorman Products, Inc.*	2,303,523
61,600	Goodyear Tire & Rubber Co. (The)	1,440,824
9,700	Lear Corp.	1,406,500
27,700	Tenneco, Inc.	1,167,278
39,700	Tower International, Inc.	1,200,925
12,275	Visteon Corp.*	1,140,348
10,411	WABCO Holdings, Inc.*	1,227,873

		18,713,795

	Banks — 5.3%
95,528	BankUnited, Inc.	3,381,691
40,300	CIT Group, Inc.	2,079,883
29,171	Columbia Banking System, Inc.	1,130,960
64,517	East-West Bancorp, Inc.	3,894,891
26,300	Fidelity Southern Corp.	651,714
53,296	First Interstate BancSystem, Inc. Class A	2,387,661
40,667	Glacier Bancorp, Inc.	1,752,341
27,795	Great Western Bancorp, Inc.	1,172,671
48,700	Hanmi Financial Corp.	1,212,630

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Banks — continued
48,723	Home BancShares, Inc.	1,067,034
91,700	Hope Bancorp, Inc.	1,482,789
95,100	Old National Bancorp	1,835,430
30,237	Pinnacle Financial Partners, Inc.	1,818,756
154,500	Regions Financial Corp.	2,835,075
18,167	Signature Bank	2,086,298
6,581	SVB Financial Group*	2,045,572
134,400	TCF Financial Corp.	3,200,064
24,922	Texas Capital Bancshares, Inc.*	2,059,803
16,199	UMB Financial Corp.	1,148,509
34,228	Webster Financial Corp.	2,018,083
80,299	Western Alliance Bancorp*	4,568,210
56,000	Zions Bancorporation	2,808,400

		46,638,465

	Biotechnology — 2.0%
45,150	Acceleron Pharma, Inc.* ‡	2,583,934
12,060	Alnylam Pharmaceuticals, Inc.* ‡	1,055,491
7,145	Argenx SE, ADR* ‡	541,877
15,238	Bio-Rad Laboratories, Inc. Class A*	4,769,342
31,702	Blueprint Medicines Corp.*	2,474,658
36,200	Innoviva, Inc.*	551,688
63,590	Medicines Co. (The)* ‡	1,901,977
12,496	Sage Therapeutics, Inc.*	1,765,060
11,400	United Therapeutics Corp.*	1,457,832

		17,101,859

	Building Materials — 1.4%
37,058	Eagle Materials, Inc.	3,158,824
15,305	Lennox International, Inc.	3,342,612
26,500	Owens Corning	1,438,155
8,062	Simpson Manufacturing Co., Inc.	584,173
88,693	Summit Materials, Inc. Class A* ‡	1,612,439
42,697	US Concrete, Inc.*	1,957,657

		12,093,860

	Chemicals — 3.1%
43,639	Cabot Corp.	2,737,038
13,100	Celanese Corp. Series A	1,493,400
11,500	Chemours Co. (The)	453,560
26,400	Eastman Chemical Co.	2,527,008
191,044	Huntsman Corp.	5,202,128
21,644	Ingevity Corp.*	2,205,091
80,180	Orion Engineered Carbons SA	2,573,778
13,438	Quaker Chemical Corp.	2,717,298
62,631	RPM International, Inc.	4,067,257
34,610	W.R. Grace & Co.	2,473,230

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Chemicals — continued
10,115	Westlake Chemical Corp.	840,658

		27,290,446

	Coal — 0.1%
6,388	Arch Coal, Inc. Class A	571,087

	Commercial Services — 6.9%
18,240	Adtalem Global Education, Inc.*	879,168
70,094	Avis Budget Group, Inc.*	2,252,821
60,740	Booz Allen Hamilton Holding Corp.	3,014,526
13,538	Bright Horizons Family Solutions, Inc.*	1,595,318
15,400	Carriage Services, Inc.	331,870
11,042	CoStar Group, Inc.*	4,646,915
30,700	Deluxe Corp.	1,748,058
43,104	Gartner, Inc.* ‡	6,831,984
20,297	Grand Canyon Education, Inc.*	2,289,502
22,418	HealthEquity, Inc.* ‡	2,116,484
9,425	LSC Communications, Inc.	104,241
29,000	ManpowerGroup, Inc.	2,492,840
28,072	MarketAxess Holdings, Inc.	5,010,571
7,173	Morningstar, Inc.	903,081
71,020	Nielsen Holdings Plc	1,964,413
21,113	Paylocity Holding Corp.*	1,695,796
102,082	Ritchie Bros Auctioneers, Inc.	3,688,223
21,050	Robert Half International, Inc.	1,481,499
25,133	RR Donnelley & Sons Co.	135,718
41,140	ServiceMaster Global Holdings, Inc.*	2,551,914
45,430	Total System Services, Inc.	4,485,758
52,283	TransUnion	3,846,983
73,600	Western Union Co. (The)‡	1,402,816
22,749	WEX, Inc.*	4,567,089

		60,037,588

	Computers — 1.8%
19,700	Amdocs, Ltd.	1,299,806
62,600	Convergys Corp.	1,486,124
23,342	EPAM Systems, Inc.*	3,214,193
37,200	Fortinet, Inc.*	3,432,444
122,460	NCR Corp.* ‡	3,479,089
42,200	Seagate Technology Plc	1,998,170
82,941	Wesco Aircraft Holdings, Inc.*	933,086

		15,842,912

	Distribution & Wholesale — 0.9%
37,366	G-III Apparel Group, Ltd.*	1,800,668
32,734	KAR Auction Services, Inc.	1,953,892
10,336	Pool Corp.	1,724,872
25,400	ScanSource, Inc.*	1,013,460

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Distribution & Wholesale — continued
17,822	SiteOne Landscape Supply, Inc.* ‡	1,342,709
8,300	Triton International, Ltd.	276,141

		8,111,742

	Diversified Financial Services — 3.4%
109,239	Ally Financial, Inc.	2,889,372
27,800	Artisan Partners Asset Management, Inc. Class A	900,720
198,560	BGC Partners, Inc. Class A	2,346,979
25,632	E*TRADE Financial Corp.*	1,342,860
30,382	Eaton Vance Corp.	1,596,878
18,000	Federal Agricultural Mortgage Corp. Class C	1,299,240
129,709	Jefferies Financial Group, Inc.	2,848,410
42,900	Lazard, Ltd. Class A	2,064,777
54,700	Legg Mason, Inc.	1,708,281
36,610	LPL Financial Holdings, Inc.	2,361,711
96,000	Navient Corp.	1,294,080
84,552	OneMain Holdings, Inc.*	2,841,793
32,985	Raymond James Financial, Inc.	3,036,269
175,682	SLM Corp.*	1,958,854
27,525	WageWorks, Inc.*	1,176,694

		29,666,918

	Electric — 1.3%
144,200	AES Corp.	2,018,800
23,100	CenterPoint Energy, Inc.	638,715
27,000	Entergy Corp.	2,190,510
80,508	OGE Energy Corp.	2,924,050
39,913	Portland General Electric Co.	1,820,432
42,057	PPL Corp.	1,230,588
12,900	SCANA Corp.	501,681

		11,324,776

	Electrical Components & Equipment — 0.2%
31,989	Generac Holdings, Inc.*	1,804,499

	Electronics — 2.7%
21,700	Arrow Electronics, Inc.*	1,599,724
22,700	Avnet, Inc.	1,016,279
48,600	Flex, Ltd.*	637,632
84,695	FLIR Systems, Inc.	5,206,202
34,000	Jabil, Inc.	920,720
25,837	Keysight Technologies, Inc.*	1,712,476
4,893	Mettler-Toledo International, Inc.*	2,979,739
35,762	National Instruments Corp.	1,728,378
43,100	Sanmina Corp.*	1,189,560
22,191	Sensata Technologies Holding Plc*	1,099,564
44,148	Trimble, Inc.*	1,918,672
68,200	TTM Technologies, Inc.*	1,085,062

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Electronics — continued
117,800	Vishay Intertechnology, Inc.‡	2,397,230

		23,491,238

	Energy-Alternate Sources — 0.2%
61,000	Renewable Energy Group, Inc.* ‡	1,756,800

	Engineering & Construction — 1.0%
75,797	Exponent, Inc.	4,062,719
22,879	Fluor Corp.	1,329,270
37,600	MasTec, Inc.* ‡	1,678,840
97,906	Willscot Corp.* ‡	1,679,088

		8,749,917

	Entertainment — 1.6%
81,249	Lions Gate Entertainment Corp. Class B‡	1,893,102
37,223	Live Nation Entertainment, Inc.*	2,027,537
6,913	Madison Square Garden Co. (The) Class A*	2,179,807
110,180	Penn National Gaming, Inc.*	3,627,126
16,308	Vail Resorts, Inc.	4,475,241

		14,202,813

	Food — 1.2%
22,700	Ingles Markets, Inc. Class A	777,475
11,613	Ingredion, Inc.	1,218,900
49,215	Nomad Foods, Ltd.*	997,096
64,700	Pilgrim’s Pride Corp.*	1,170,423
40,730	Pinnacle Foods, Inc.	2,639,711
29,600	SpartanNash Co.	593,776
49,631	Sprouts Farmers Market, Inc.*	1,360,386
20,852	US Foods Holding Corp.*	642,659
18,909	Weis Markets, Inc.	820,651

		10,221,077

	Forest Products & Paper — 0.2%
20,500	Clearwater Paper Corp.*	608,850
35,400	Schweitzer-Mauduit International, Inc.	1,356,174

		1,965,024

	Hand & Machine Tools — 0.5%
19,997	Lincoln Electric Holdings, Inc.	1,868,520
24,900	Regal Beloit Corp.	2,053,005

		3,921,525

	Health Care - Products — 2.6%
8,760	Cantel Medical Corp. Class B	806,446
7,910	Haemonetics Corp.*	906,328
11,733	ICU Medical, Inc.*	3,317,506
13,000	Integer Holdings Corp.*	1,078,350

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Health Care - Products — continued
41,300	Lantheus Holdings, Inc.*	617,435
24,080	Merit Medical Systems, Inc.*	1,479,716
12,083	Penumbra, Inc.* ‡	1,808,825
52,218	STERIS Plc	5,973,739
40,061	West Pharmaceutical Services, Inc.	4,946,332
63,223	Wright Medical Group NV* ‡	1,834,731

		22,769,408

	Health Care - Services — 1.8%
35,204	Acadia Healthcare Co., Inc.* ‡	1,239,181
89,173	Catalent, Inc.*	4,061,830
15,340	ICON Plc, ADR*	2,358,525
11,070	LHC Group, Inc.*	1,140,099
14,800	LifePoint Health, Inc.*	953,120
29,930	Quest Diagnostics, Inc.	3,229,746
7,542	WellCare Health Plans, Inc.*	2,417,136

		15,399,637

	Home Builders — 0.9%
12,895	Cavco Industries, Inc.*	3,262,435
49,200	MDC Holdings, Inc.	1,455,336
60,700	PulteGroup, Inc.	1,503,539
13,200	Thor Industries, Inc.	1,104,840
60,900	TRI Pointe Group, Inc.* ‡	755,160

		8,081,310

	Home Furnishings — 0.1%
23,400	Ethan Allen Interiors, Inc.	485,550
5,800	Whirlpool Corp.‡	688,750

		1,174,300

	Household Products & Wares — 0.4%
29,240	Avery Dennison Corp.	3,168,154

	Housewares — 0.5%
96,373	Newell Rubbermaid, Inc.	1,956,372
46,233	Toro Co. (The)	2,772,593

		4,728,965

	Insurance — 4.2%
50,715	Arthur J. Gallagher & Co.	3,775,225
7,900	Assurant, Inc.	852,805
51,900	Assured Guaranty, Ltd.	2,191,737
134,700	CNO Financial Group, Inc.	2,858,334
65,320	Essent Group, Ltd.*	2,890,410
12,400	Everest Re Group, Ltd.	2,833,028
18,600	HCI Group, Inc.	813,750
66,600	Heritage Insurance Holdings, Inc.‡	987,012

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Insurance — continued
42,642	James River Group Holdings, Ltd.	1,817,402
20,710	Kemper Corp.	1,666,119
48,000	Lincoln National Corp.	3,247,680
170,000	MGIC Investment Corp.*	2,262,700
32,941	ProAssurance Corp.	1,546,580
17,800	Reinsurance Group of America, Inc.	2,573,168
63,300	Universal Insurance Holdings, Inc.	3,073,215
73,600	Unum Group	2,875,552

		36,264,717

	Internet — 1.0%
32,686	Cogent Communications Holdings, Inc.	1,823,879
54,052	Criteo SA, ADR*	1,239,953
5,000	F5 Networks, Inc.*	997,100
40,410	GoDaddy, Inc. Class A*	3,369,790
20,584	Zendesk, Inc.*	1,461,464

		8,892,186

	Investment Companies — 0.3%
57,300	Ares Capital Corp.	984,987
59,200	New Mountain Finance Corp.	799,200
104,525	Oaktree Specialty Lending Corp.	518,444
66,200	Prospect Capital Corp.‡	485,246

		2,787,877

	Iron & Steel — 0.0%
5,300	United States Steel Corp.	161,544

	Leisure Time — 1.1%
19,100	Brunswick Corp.	1,280,082
36,900	Harley-Davidson, Inc.	1,671,570
54,735	Norwegian Cruise Line Holdings, Ltd.*	3,143,431
36,812	Planet Fitness, Inc. Class A*	1,988,952
19,067	Polaris Industries, Inc.‡	1,924,814

		10,008,849

	Lodging — 0.1%
9,100	Wyndham Destinations, Inc.	394,576
9,100	Wyndham Hotels & Resorts, Inc.	505,687

		900,263

	Machinery - Construction & Mining — 0.3%
19,256	BWX Technologies, Inc.	1,204,270
13,600	Oshkosh Corp.	968,864

		2,173,134

	Machinery - Diversified — 2.3%
53,600	Briggs & Stratton Corp.	1,030,728

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Machinery - Diversified — continued
30,318	Cactus, Inc.*	1,160,573
57,240	Cognex Corp.	3,195,137
51,340	Flowserve Corp.	2,807,785
124,578	Gardner Denver Holdings, Inc.*	3,530,541
39,509	Graco, Inc.	1,830,847
12,221	Middleby Corp. (The)* ‡	1,580,786
15,498	Nordson Corp.	2,152,672
28,273	Wabtec Corp.‡	2,965,272

		20,254,341

	Media — 0.9%
68,172	Altice USA, Inc. Class A	1,236,640
22,900	AMC Networks, Inc. Class A* ‡	1,519,186
34,785	Nexstar Media Group, Inc. Class A	2,831,499
36,423	Sinclair Broadcast Group, Inc. Class A	1,032,592
67,300	TEGNA, Inc.	804,908

		7,424,825

	Metal Fabricate & Hardware — 0.7%
45,900	Global Brass & Copper Holdings, Inc.	1,693,710
20,958	RBC Bearings, Inc.*	3,151,245
28,779	Sun Hydraulics Corp.	1,576,514

		6,421,469

	Mining — 0.3%
103,816	Goldcorp, Inc.	1,058,923
405,043	Kinross Gold Corp.*	1,093,616
304,075	Tahoe Resources, Inc.*	848,370

		3,000,909

	Miscellaneous - Manufacturing — 1.4%
13,421	AptarGroup, Inc.	1,445,978
31,820	Crane Co.	3,129,497
57,956	Hexcel Corp.	3,885,950
19,600	ITT, Inc.	1,200,696
35,700	Trinseo SA	2,795,310

		12,457,431

	Multi-National — 0.1%
47,900	Banco Latinoamericano de Comercio Exterior SA	1,002,068

	Office & Business Equipment — 0.9%
93,800	Pitney Bowes, Inc.	664,104
124,406	Xerox Corp.	3,356,474
22,519	Zebra Technologies Corp. Class A*	3,982,035

		8,002,613

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Oil & Gas — 3.8%
141,863	Cabot Oil & Gas Corp.	3,194,755
151,856	Callon Petroleum Co.* ‡	1,820,753
62,900	Carrizo Oil & Gas, Inc.* ‡	1,585,080
29,553	Delek US Holdings, Inc.	1,253,934
34,565	Diamondback Energy, Inc.‡	4,672,842
117,600	Gulfport Energy Corp.*	1,224,216
37,300	Laredo Petroleum, Inc.*	304,741
62,797	Matador Resources Co.*	2,075,441
16,400	Murphy USA, Inc.*	1,401,544
58,300	Par Pacific Holdings, Inc.*	1,189,320
131,170	Parsley Energy, Inc. Class A*	3,836,723
115,084	PBF Energy, Inc. Class A	5,743,842
190,000	Southwestern Energy Co.*	970,900
117,500	W&T Offshore, Inc.*	1,132,700
116,540	WPX Energy, Inc.*	2,344,785

		32,751,576

	Oil & Gas Services — 0.6%
33,028	Dril-Quip, Inc.* ‡	1,725,713
31,232	McDermott International, Inc.* ‡	575,606
32,189	Oil States International, Inc.*	1,068,675
95,456	Superior Energy Services, Inc.*	929,741
28,800	US Silica Holdings, Inc.‡	542,304

		4,842,039

	Packaging & Containers — 0.5%
38,816	Berry Global Group, Inc.*	1,878,306
74,600	Owens-Illinois, Inc.*	1,401,734
5,800	Packaging Corp. of America	636,202

		3,916,242

	Pharmaceuticals — 3.8%
28,900	Alkermes Plc*	1,226,516
53,003	Amneal Pharmaceuticals, Inc.*	1,176,137
14,314	Ascendis Pharma AS, ADR*	1,014,290
20,710	Clovis Oncology, Inc.* ‡	608,253
26,426	G1 Therapeutics, Inc.*	1,381,816
74,332	Ironwood Pharmaceuticals, Inc.* ‡	1,372,169
35,127	Jazz Pharmaceuticals Plc*	5,905,902
50,275	Lannett Co., Inc.* ‡	238,806
36,800	Mallinckrodt Plc*	1,078,608
40,352	Mylan NV*	1,476,883
17,020	Nektar Therapeutics*	1,037,539
16,392	Neurocrine Biosciences, Inc.*	2,015,396
53,800	Owens & Minor, Inc.‡	888,776
22,133	PRA Health Sciences, Inc.*	2,438,835
59,499	Premier, Inc. Class A*	2,723,864
6,670	Sarepta Therapeutics, Inc.*	1,077,272

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Pharmaceuticals — continued
571,181	TherapeuticsMD, Inc.*	3,746,947
72,786	Zogenix, Inc.* ‡	3,610,186

		33,018,195

	Pipelines — 0.2%
19,158	Cheniere Energy, Inc.*	1,331,289

	Real Estate — 0.2%
18,396	FirstService Corp.	1,557,405

	REITS — 6.2%
63,516	American Campus Communities, Inc. REIT	2,614,319
294,908	Annaly Capital Management, Inc. REIT	3,016,909
80,900	Brixmor Property Group, Inc. REIT	1,416,559
163,500	Cedar Realty Trust, Inc. REIT	761,910
99,300	Chimera Investment Corp. REIT	1,800,309
52,000	City Office, Inc. REIT	656,240
23,700	CoreCivic, Inc. REIT	576,621
16,611	CoreSite Realty Corp. REIT	1,846,147
60,850	DDR Corp. REIT	814,782
102,866	Easterly Government Properties, Inc. REIT	1,992,514
109,500	Franklin Street Properties Corp. REIT	874,905
58,700	Government Properties Income Trust REIT‡	662,723
91,400	Hospitality Properties Trust REIT	2,635,976
203,400	Lexington Realty Trust REIT	1,688,220
58,300	Mack-Cali Realty Corp. REIT	1,239,458
159,000	Medical Properties Trust, Inc. REIT	2,370,690
15,335	Mid-America Apartment Communities, Inc. REIT	1,536,260
108,090	Physicians Realty Trust REIT	1,822,397
95,600	Piedmont Office Realty Trust, Inc. REIT Class A	1,809,708
56,600	Preferred Apartment Communities, Inc. REIT Class A	995,028
43,990	QTS Realty Trust, Inc. REIT Class A	1,877,053
6,085	Retail Value, Inc. REIT*	198,919
69,400	RLJ Lodging Trust REIT	1,528,882
68,800	Sabra Healthcare, Inc. REIT‡	1,590,656
95,800	Select Income REIT	2,101,852
139,600	Senior Housing Properties Trust REIT	2,451,376
89,900	Starwood Property Trust, Inc. REIT	1,934,648
232,944	Summit Hotel Properties, Inc. REIT	3,151,732
48,293	Sun Communities, Inc. REIT	4,903,671
221,500	VEREIT, Inc. REIT	1,608,090
70,800	Xenia Hotels & Resorts, Inc. REIT	1,677,960

		54,156,514

	Retail — 4.9%
78,700	American Eagle Outfitters, Inc.	1,954,121
48,462	At Home Group, Inc.*	1,528,007
33,328	BJ’s Restaurants, Inc.	2,406,282
50,200	Bloomin’ Brands, Inc.	993,458

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Retail — continued
62,688	BMC Stock Holdings, Inc.*	1,169,131
40,461	Burlington Stores, Inc.*	6,591,906
28,086	Dave & Buster’s Entertainment, Inc.	1,859,855
44,300	Dick’s Sporting Goods, Inc.	1,571,764
16,800	Dillard’s, Inc. Class A‡	1,282,512
27,759	Five Below, Inc.*	3,610,335
25,490	Floor & Decor Holdings, Inc. Class A*	769,033
39,400	Foot Locker, Inc.	2,008,612
32,863	Gap, Inc. (The)	948,097
28,520	Jack in the Box, Inc.	2,390,832
34,100	Kohl’s Corp.‡	2,542,155
15,960	Lithia Motors, Inc. Class A‡	1,303,294
63,717	Michaels Cos., Inc. (The)* ‡	1,034,127
156,608	Office Depot, Inc.	502,712
25,917	PriceSmart, Inc.	2,097,981
7,000	Signet Jewelers, Ltd.	461,510
47,400	Sonic Automotive, Inc. Class A‡	917,190
52,102	Texas Roadhouse, Inc. Class A	3,610,148
23,900	Williams-Sonoma, Inc.‡	1,570,708

		43,123,770

	Savings & Loans — 0.2%
33,800	Berkshire Hills Bancorp, Inc.	1,375,660
44,600	United Financial Bancorp, Inc.	750,618

		2,126,278

	Semiconductors — 2.2%
35,452	Advanced Energy Industries, Inc.*	1,831,096
798	Advanced Micro Devices, Inc.*	24,650
10,000	Diodes, Inc.*	332,900
60,700	Kulicke & Soffa Industries, Inc.	1,447,088
17,190	Maxim Integrated Products, Inc.	969,344
21,380	MKS Instruments, Inc.	1,713,607
248,840	ON Semiconductor Corp.*	4,586,121
19,292	Power Integrations, Inc.	1,219,254
23,344	Semtech Corp.*	1,297,926
35,193	Silicon Laboratories, Inc.*	3,230,718
62,971	Teradyne, Inc.	2,328,668

		18,981,372

	Shipbuilding — 0.1%
4,400	Huntington Ingalls Industries, Inc.	1,126,752

	Software — 7.8%
9,750	ANSYS, Inc.*	1,820,130
104,081	Black Knight, Inc.*	5,407,008
32,517	Blackbaud, Inc.	3,299,825
12,506	Broadridge Financial Solutions, Inc.	1,650,167

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Software — continued
41,900	Envestnet, Inc.*	2,553,805
100,152	Evolent Health, Inc. Class A*	2,844,317
96,426	First Data Corp. Class A*	2,359,544
53,081	Guidewire Software, Inc.*	5,361,712
14,428	HubSpot, Inc.*	2,177,907
19,552	j2 Global, Inc.	1,619,883
24,239	LiveRamp Holdings, Inc.*	1,197,649
22,093	Medidata Solutions, Inc.* ‡	1,619,638
8,950	MSCI, Inc. Class A	1,587,819
8,030	New Relic, Inc.* ‡	756,667
121,958	Nuance Communications, Inc.*	2,112,312
48,725	PTC, Inc.*	5,174,108
44,654	Rapid7, Inc.*	1,648,626
54,190	RealPage, Inc.*	3,571,121
18,595	Splunk, Inc.*	2,248,321
47,973	SS&C Technologies Holdings, Inc.	2,726,306
71,415	Talend SA, ADR*	4,980,482
18,639	Tyler Technologies, Inc.*	4,567,673
13,064	Ultimate Software Group, Inc. (The)*	4,209,090
19,209	Veeva Systems, Inc. Class A*	2,091,284

		67,585,394

	Telecommunications — 1.6%
185,240	Ciena Corp.*	5,786,897
55,360	CommScope Holding Co., Inc.*	1,702,874
75,758	Finisar Corp.*	1,443,190
115,749	Infinera Corp.*	844,968
96,600	Juniper Networks, Inc.	2,895,102
105,959	Viavi Solutions, Inc.*	1,201,575

		13,874,606

	Transportation — 2.3%
31,300	Atlas Air Worldwide Holdings, Inc.*	1,995,375
47,657	J.B. Hunt Transport Services, Inc.	5,668,323
64,945	Knight-Swift Transportation Holdings, Inc.	2,239,304
10,360	Old Dominion Freight Line, Inc.	1,670,654
24,200	Ryder System, Inc.	1,768,294
67,439	Schneider National, Inc. Class B	1,684,626
326,881	Scorpio Tankers, Inc.	657,031
56,889	Werner Enterprises, Inc.	2,011,026
17,030	XPO Logistics, Inc.*	1,944,315

		19,638,948

	TOTAL COMMON STOCKS (COST $676,546,840)	815,968,317

	INVESTMENT COMPANY — 0.0%
2,548	iShares Russell 2000 ETF Index Fund	429,465

	TOTAL INVESTMENT COMPANY (COST $412,279)	429,465

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENTS — 1.0%

		Mutual Fund - Securities Lending Collateral — 0.8%
6,716,944		State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.97%## ***	6,716,944

		U.S. Government and Agency Obligations — 0.2%
2,000,000		United States Treasury Bill, 2.34%, due 03/14/19** ‡‡	1,978,824

		TOTAL SHORT-TERM INVESTMENTS (COST $8,696,034)	8,695,768

		TOTAL INVESTMENTS — 94.6% (COST $685,655,153)	825,093,550

		Other Assets and Liabilities (net) — 5.4%	46,828,415

		NET ASSETS — 100.0%	$871,921,965

		Notes to Schedule of Investments:

		ADR — American Depository Receipt

		REIT — Real Estate Investment Trust

	##	The rate disclosed is the 7 day net yield as of September 30, 2018.

	*	Non-income producing security

	**	All or a portion of this security is pledged for open futures collateral.

	***	Represents an investment of securities lending cash collateral.

	‡	All or a portion of this security is out on loan.

	‡‡	Interest rate presented is yield to maturity.

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
210	Russell 2000 E-mini Index	Dec 2018	$17,858,400	$(261,958)
98	S&P Mid 400 E-mini Index	Dec 2018	19,846,960	(274,655)

				$(536,613)

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	93.6
Investment Company	0.0
Futures Contracts	0.0
Short-Term Investments	1.0
Other Assets and Liabilities (net)	5.4

100.0%

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 91.8%

	Australia — 5.0%
15,541	Afterpay Touch Group, Ltd.* ‡	201,842
47,337	AGL Energy, Ltd.	667,889
49,220	Altium, Ltd.	973,663
19,186	Ansell, Ltd.	350,521
43,877	Aristocrat Leisure, Ltd.	902,891
717,900	Asaleo Care, Ltd.	376,592
17,529	ASX, Ltd.	807,407
154,500	Australia & New Zealand Banking Group, Ltd.	3,150,200
294,129	BGP Holdings Plc* **** ¤	—
230,997	BHP Billiton, Ltd.	5,787,987
281,793	BlueScope Steel, Ltd.	3,462,076
849,985	Brambles, Ltd.	6,703,575
94,065	carsales.com, Ltd.	984,159
167,237	Cleanaway Waste Management, Ltd.	227,488
459,365	Coca-Cola Amatil, Ltd.	3,243,967
9,795	Cochlear, Ltd.	1,421,971
116,188	Computershare, Ltd.	1,677,154
54,888	Crown Resorts, Ltd.	543,688
172,441	CSL, Ltd.	25,092,440
593,400	CSR, Ltd.	1,618,667
742,800	Evolution Mining, Ltd.	1,424,251
328,100	Fortescue Metals Group, Ltd.	930,596
921,596	Genworth Mortgage Insurance Australia, Ltd.‡	1,640,380
655,300	Harvey Norman Holdings, Ltd.‡	1,668,982
101,172	Insurance Australia Group, Ltd.	535,846
231,215	LendLease Group	3,289,033
28,788	Link Administration Holdings, Ltd.	162,054
27,500	Macquarie Group, Ltd.	2,507,898
788,200	Metcash, Ltd.‡	1,710,907
298,070	Nine Entertainment Co. Holdings, Ltd.‡	487,411
165,610	Origin Energy, Ltd.*	989,772
51,477	Pinnacle Investment Management Group, Ltd.	295,362
1,058,817	Qantas Airways, Ltd.	4,520,033
2,100	REA Group, Ltd.	130,567
135,089	Reliance Worldwide Corp., Ltd.	505,335
249,400	Retail Food Group, Ltd.‡	85,715
155,233	Santos, Ltd.	815,435
224,299	Saracen Mineral Holdings, Ltd.*	302,674
588,944	Scentre Group REIT	1,691,738
41,423	Seek, Ltd.	622,211
34,084	Seven Group Holdings, Ltd.‡	558,089
64,173	St. Barbara, Ltd.	162,049
279,509	Steadfast Group, Ltd.	576,381
179,197	Stockland REIT	538,081
125,400	Suncorp Group, Ltd.	1,312,002
100,677	Technology One, Ltd.	406,474
813,350	Treasury Wine Estates, Ltd.	10,292,858
86,008	Wesfarmers, Ltd.	3,102,221

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Australia — continued
45,349	Westpac Banking Corp.	916,447
19,445	WiseTech Global, Ltd.‡	310,794
76,467	Woodside Petroleum, Ltd.	2,134,543
171,213	Woolworths Group, Ltd.	3,478,584

	Total Australia	106,298,900

	Austria — 0.8%
297,762	Erste Group Bank AG*	12,374,528
4,485	FACC AG	102,311
31,900	OMV AG	1,792,938
2,865	Schoeller-Bleckmann Oilfield Equipment AG	314,301
17,974	Vienna Insurance Group AG	513,152
50,100	Voestalpine AG	2,292,731

	Total Austria	17,389,961

	Belgium — 1.3%
50,100	Ageas	2,694,831
15,257	Groupe Bruxelles Lambert SA	1,600,206
124,580	KBC Group NV	9,275,245
33,307	UCB SA	2,994,301
201,960	Umicore SA	11,299,548

	Total Belgium	27,864,131

	Bermuda — 0.2%
1,666,533	Esprit Holdings, Ltd.*	400,399
150,928	Hiscox, Ltd.	3,237,649
52,900	Hongkong Land Holdings, Ltd.	350,198
371,000	Shenzhen International Holdings, Ltd.	766,190

	Total Bermuda	4,754,436

	Brazil — 0.8%
98,000	Cia de Saneamento Basico do Estado de Sao Paulo	578,888
674,100	JBS SA	1,583,318
1,471,700	Localiza Rent a Car SA*	8,383,813
190,500	Magazine Luiza SA	5,843,008
63,200	Sao Martinho SA	289,923

	Total Brazil	16,678,950

	Canada — 1.7%
3,070,450	Bombardier, Inc. Class B*	10,926,868
38,206	Canadian National Railway Co.	3,430,899
23,367	Canadian Pacific Railway, Ltd.	4,952,402
16,959	Descartes Systems Group (The), Inc.*	574,790
7,292	Fairfax Financial Holdings, Ltd.	3,958,756
573,490	First Quantum Minerals, Ltd.	6,526,410
79,142	Thomson Reuters Corp.	3,608,719
31,285	Toronto-Dominion Bank (The)	1,902,128

	Total Canada	35,880,972

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Cayman Islands — 1.3%
52,540	Alibaba Group Holding, Ltd., ADR*	8,656,490
2,026,000	China Resources Cement Holdings, Ltd.	2,358,734
1,211,000	IGG, Inc.	1,508,933
3,714,000	Jiangnan Group, Ltd.*	201,721
3,247,000	Lee & Man Paper Manufacturing, Ltd.	3,012,591
198,550	Tencent Holdings, Ltd.	8,200,918
6,931,000	Tongda Group Holdings, Ltd.	1,018,627
1,616,000	Xinyi Glass Holdings, Ltd.	2,042,485
3,914,000	Xinyi Solar Holdings, Ltd.	1,205,477

	Total Cayman Islands	28,205,976

	China — 0.1%
905,000	China Railway Construction Corp., Ltd. Class H	1,221,332
628,600	Shanghai Pharmaceuticals Holding Co., Ltd. Class H	1,571,319

	Total China	2,792,651

	Denmark — 0.9%
185,470	Danske Bank AS	4,873,378
91,850	DSV AS	8,354,747
11,836	GN Store Nord AS	576,835
25,596	Jyske Bank AS	1,240,262
30,000	Novo Nordisk AS, ADR	1,414,200
15,846	Pandora AS	989,951
10,560	SimCorp AS	914,492
33,938	Sydbank AS	999,055
13,195	William Demant Holding AS*	496,121

	Total Denmark	19,859,041

	Finland — 1.1%
29,540	Fortum OYJ	740,768
36,570	Kesko OYJ Class B	1,987,454
113,066	Neste OYJ	9,350,419
308,862	Nokia OYJ	1,713,715
270,500	Outokumpu OYJ	1,591,036
48,165	Stora Enso OYJ Class R	921,671
143,274	UPM-Kymmene OYJ	5,624,749
54,251	Wartsila OYJ Abp‡	1,057,980

	Total Finland	22,987,792

	France — 8.5%
13,800	Arkema SA	1,710,262
176,708	AXA SA	4,751,451
192,129	BNP Paribas SA	11,762,645
54,475	Cie de Saint-Gobain	2,350,264
26,957	Cie Generale des Etablissements Michelin SCA	3,223,420
102,800	CNP Assurances	2,478,789
263,755	Danone SA	20,433,633
53,641	Dassault Systemes SE	8,021,640

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	France — continued
45,997	Edenred	1,753,959
313,916	Engie SA	4,617,827
33,224	Essilor International SA	4,918,252
56,300	Eutelsat Communications SA	1,331,390
15,500	Faurecia SA	933,288
6,372	Gaztransport Et Technigaz SA‡	483,290
5,346	Hermes International	3,543,070
42,863	IPSOS	1,312,342
18,008	Kering SA	9,657,048
57,481	L’Oreal SA	13,866,915
117,811	Legrand SA	8,590,653
4,447	LVMH Moet Hennessy Louis Vuitton SE	1,573,316
48,100	Metropole Television SA	969,871
417,700	Natixis SA	2,835,266
35,500	Neopost SA	1,079,486
205,800	Orange SA	3,283,168
77,969	Pernod Ricard SA	12,796,263
26,812	Renault SA	2,320,088
4,011	Safran SA	562,314
114,877	Sanofi	10,215,369
1,195	Sartorius Stedim Biotech	164,477
114,463	Schneider Electric SE	9,213,347
2,893	Societe BIC SA	264,953
42,900	Societe Generale SA	1,842,153
202,033	Total SA	13,103,484
120,585	UBISOFT Entertainment SA*	13,084,351
142,557	Vivendi SA	3,670,906

	Total France	182,718,950

	Germany — 7.6%
41,224	Adidas AG	10,098,241
39,228	Allianz SE	8,748,154
16,400	Aurubis AG	1,147,487
72,812	BASF SE	6,473,918
75,413	Bayer AG	6,701,677
26,300	Bayerische Motoren Werke AG	2,373,841
58,451	Brenntag AG	3,609,075
32,700	CECONOMY AG	231,077
12,353	Continental AG	2,151,483
101,079	Covestro AG	8,201,788
37,605	Daimler AG	2,373,910
15,886	Deutsche Boerse AG	2,129,313
194,402	Deutsche Lufthansa AG	4,777,882
226,709	Deutsche Wohnen SE	10,880,482
116,064	Deutz AG	1,033,980
135,079	Evonik Industries AG	4,840,186
19,000	Fresenius Medical Care AG & Co. KGaA, ADR	976,980
7,770	Fresenius Medical Care AG & Co. KGaA	799,421
117,689	GEA Group AG	4,193,825

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Germany — continued
16,516	HUGO BOSS AG	1,272,238
445,286	Infineon Technologies AG	10,121,594
30,714	LEG Immobilien AG	3,647,697
22,512	Leoni AG	926,935
21,022	Merck KGaA	2,173,117
84,200	METRO AG	1,320,277
3,951	MTU Aero Engines AG	890,741
8,500	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,883,226
5,736	Nemetschek SE	839,458
15,700	Rheinmetall AG	1,642,293
206	SAP SE, ADR	25,338
94,000	SAP SE	11,573,181
60,595	Siemens AG	7,765,847
8,420	Software AG	383,956
214,216	Symrise AG	19,561,583
117,487	TAG Immobilien AG	2,797,452
42,000	Talanx AG*	1,597,155
61,004	TUI AG	1,173,023
43,550	Uniper SE	1,340,963
188,633	Vonovia SE	9,219,608

	Total Germany	161,898,402

	Hong Kong — 1.1%
1,794,200	AIA Group, Ltd.	16,027,627
3,160,000	Champion REIT	2,213,038
347,000	Link REIT	3,416,830
2,446,000	WH Group, Ltd.	1,722,381
171,000	Wheelock & Co., Ltd.	1,026,013

	Total Hong Kong	24,405,889

	Hungary — 0.1%
229,600	MOL Hungarian Oil & Gas Plc	2,473,500

	India — 0.2%
167,340	HDFC Bank, Ltd.	4,636,535

	Indonesia — 0.1%
3,540,700	Bank Negara Indonesia Persero Tbk PT	1,758,291

	Ireland — 0.5%
313,147	C&C Group Plc	1,203,913
54,521	Kerry Group Plc Class A	6,031,813
24,446	Ryanair Holdings Plc, ADR*	2,347,794

	Total Ireland	9,583,520

	Israel — 0.6%
128,850	Bank Hapoalim BM	943,998
112,540	Bank Leumi Le-Israel BM	742,488
41,371	Check Point Software Technologies, Ltd.*	4,868,126

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Israel — continued
697,758	El Al Israel Airlines*	189,589
10,315	Frutarom Industries, Ltd.	1,068,037
39,874	Israel Discount Bank, Ltd. Class A	133,016
18,213	Nice, Ltd., ADR*	2,084,842
64,500	Teva Pharmaceutical Industries, Ltd.	1,414,274
5,929	Wix.com, Ltd.*	709,701

	Total Israel	12,154,071

	Italy — 1.7%
1,214,000	A2A SpA	2,108,040
156,089	Assicurazioni Generali SpA	2,697,704
1,673,517	Enel SpA	8,575,998
619,796	ENI SpA	11,721,294
146,770	Fincantieri SpA*	238,322
133,129	Leonardo SpA	1,605,052
182,600	Mediobanca Banca di Credito Finanziario SpA	1,824,821
8,163	Reply SpA	561,768
151,357	Snam SpA	630,950
167,166	Societa Cattolica di Assicurazioni SC	1,438,750
2,018,251	Telecom Italia SpA*	1,226,015
609,469	Unipol Gruppo SpA	2,715,497

	Total Italy	35,344,211

	Japan — 22.4%
79,800	AGC, Inc./Japan	3,312,559
3,700	Asahi Intecc Co., Ltd.	161,571
130,700	Asahi Kasei Corp.	1,982,622
433,500	Astellas Pharma, Inc.	7,564,353
20,600	Bandai Namco Holdings, Inc.	800,713
79,000	Broadleaf Co., Ltd.	570,322
57,700	Brother Industries, Ltd.	1,139,929
105,000	Canon, Inc.	3,337,148
23,700	Canon, Inc., ADR	750,105
29,400	Capcom Co., Ltd.	746,227
61,000	Central Glass Co., Ltd.‡	1,584,813
17,200	Central Japan Railway Co.	3,582,797
205,494	Chiba Bank, Ltd. (The)	1,403,912
63,700	Chubu Electric Power Co., Inc.	963,758
111,700	Citizen Watch Co., Ltd.‡	736,570
3,400	Cosmos Pharmaceutical Corp.	764,802
150,800	Dai-ichi Life Holdings, Inc.	3,140,533
37,900	Daiichi Sanyko Co., Ltd.	1,643,329
186,746	Daiwa Securities Group, Inc.	1,136,407
12,500	Daiwabo Holdings Co., Ltd.	807,765
20,000	Denka Co., Ltd.	697,275
72,100	DIC Corp.	2,596,197
18,200	Dip Corp.	440,639
6,000	Disco Corp.	1,004,710
207,600	Don Quijote Holdings Co., Ltd.	10,509,310

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
11,900	DTS Corp.	474,072
33,700	East Japan Railway Co.	3,131,606
18,700	Eisai Co., Ltd.	1,820,857
20,900	Enplas Corp.‡	599,850
17,300	Exedy Corp.	573,443
32,500	Fancl Corp.	1,596,602
31,400	FCC Co., Ltd.	944,059
8,600	Fuji Electric Holdings Co., Ltd.	344,500
8,700	Fuji Oil Holdings, Inc.	274,209
84,900	FUJIFILM Holdings Corp.	3,823,247
329,200	Fujikura, Ltd.‡	1,556,371
27,000	Fujitec Co., Ltd.‡	362,028
5,600	Future Corp.	91,012
201,594	Hachijuni Bank, Ltd. (The)	924,686
14,200	Hamamatsu Photonics KK	565,700
2,800	Hikari Tsushin, Inc.	553,665
49,300	Hino Motors, Ltd.	539,941
35,700	Hirose Electric Co., Ltd.‡	3,903,632
29,500	Hitachi Capital Corp.	822,006
20,500	Hitachi High-Technologies Corp.	706,585
208,200	Hitachi, Ltd.	7,075,336
103,300	Hoya Corp.	6,138,795
36,700	IBJ Leasing Co., Ltd.	982,242
5,400	Idemitsu Kosan Co., Ltd.	285,724
17,800	IHI Corp.	674,640
281,900	Inpex Corp.	3,516,770
177,100	Isuzu Motors, Ltd.	2,792,500
130,000	Ito En, Ltd.	5,768,367
204,000	ITOCHU Corp.	3,735,705
19,600	Itochu Techno-Solutions Corp.	426,046
70,600	Japan Airlines Co., Ltd.	2,538,455
53,300	Japan Exchange Group, Inc.	929,119
380,800	Japan Post Holdings Co., Ltd.	4,532,655
173,800	Japan Tobacco, Inc.	4,538,370
11,000	Jeol, Ltd.	238,817
77,100	JFE Holdings, Inc.	1,769,597
691,400	JXTG Holdings, Inc.	5,224,533
7,300	Kakaku.com, Inc.	142,806
27,800	Kaken Pharmaceutical Co., Ltd.	1,478,294
18,500	Kamigumi Co., Ltd.	407,836
45,600	Kaneka Corp.	2,107,673
132,600	Kanematsu Corp.	1,996,267
94,200	Kansai Electric Power Co., Inc. (The)	1,420,651
41,000	Kansai Mirai Financial Group, Inc.*	384,065
80,200	Kansai Paint Co., Ltd.‡	1,478,530
176,008	Kao Corp.	14,215,763
538,700	KDDI Corp.	14,887,347
75,600	Keihin Corp.	1,564,115
15,000	Keisei Electric Railway Co., Ltd.	528,239

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
3,700	Keyence Corp.	2,149,280
32,500	Kikkoman Corp.‡	1,934,234
26,800	Kintetsu World Express, Inc.	513,892
81,300	Kobayashi Pharmaceutical Co., Ltd.	5,983,783
299,100	Komatsu, Ltd.	9,100,582
377,500	Konica Minolta, Inc.	4,014,791
8,986	Kose Corp.	1,712,787
34,400	KYB Corp.	1,541,542
2,900	Kyocera Corp., ADR	173,971
31,800	Kyocera Corp.	1,909,372
10,200	Lintec Corp.	261,320
9,900	Mani, Inc.	482,863
518,900	Marubeni Corp.	4,751,120
16,200	Matsumotokiyoshi Holdings Co., Ltd.	664,630
339,600	Mebuki Financial Group, Inc.	1,175,004
15,300	Megmilk Snow Brand Co., Ltd.	393,192
14,200	Milbon Co., Ltd.	651,336
83,000	MISUMI Group, Inc.	2,148,347
235,500	Mitsubishi Chemical Holdings Corp.	2,254,754
124,400	Mitsubishi Corp.	3,834,348
118,900	Mitsubishi Gas Chemical Co., Inc.	2,532,193
37,600	Mitsubishi Heavy Industries, Ltd.	1,452,227
2,900	Mitsubishi Research Institute, Inc.	111,828
52,500	Mitsubishi Shokuhin Co., Ltd.	1,402,804
13,700	Mitsubishi UFJ Financial Group, Inc.	85,528
96,100	Mitsui & Co., Ltd.	1,709,469
1,773,900	Mizuho Financial Group, Inc.	3,095,364
391,400	MonotaRO Co., Ltd.‡	11,044,037
128,700	MS&AD Insurance Group Holdings, Inc.	4,298,876
28,000	NEC Corp.	774,046
13,100	Nidec Corp.	1,885,104
150,700	Nihon Kohden Corp.	4,776,335
46,300	Nihon Unisys, Ltd.	1,195,154
49,600	Nippon Soda Co., Ltd.	1,526,187
191,100	Nippon Telegraph & Telephone Corp.	8,634,284
36,700	Nishi-Nippon Financial Holdings, Inc.	424,561
18,100	Nissan Chemical Corp.	956,112
305,100	Nissan Motor Co., Ltd.	2,856,661
20,600	Nisshin Oillio Group, Ltd. (The)	604,842
130,000	Nisshinbo Holdings, Inc.	1,548,532
20,000	Nissin Foods Holdings Co., Ltd.	1,375,182
32,400	Nitto Denko Corp.	2,429,180
120,600	Nomura Research Institute, Ltd.	6,094,502
302,241	North Pacific Bank, Ltd.‡	1,024,456
10,000	NS Solutions Corp.	323,106
261,000	NTN Corp.‡	1,068,495
181,700	NTT Data Corp.	2,516,301
146,500	NTT DoCoMo, Inc.	3,940,287
4,200	OBIC Business Consultants Co., Ltd.	374,944

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
72,400	Obic Co., Ltd.	6,852,137
22,300	Odakyu Electric Railway Co., Ltd.	527,732
132,000	Oji Holdings Corp.	958,753
51,000	Okasan Securities Group, Inc.	262,667
120,900	Omron Corp.	5,109,125
50,200	Ono Pharmaceutical Co., Ltd.	1,420,901
11,600	Oracle Corp. Japan	935,476
173,800	Orix Corp.	2,818,502
27,600	Otsuka Holdings Co., Ltd.	1,391,603
12,100	Pasona Group, Inc.	179,500
5,800	Pilot Corp.	348,761
29,600	Prima Meat Packers, Ltd.‡	698,663
11,000	Rakus Co., Ltd.	237,558
386,800	Recruit Holdings Co., Ltd.	12,913,198
1,233,000	Resona Holdings, Inc.	6,928,942
71,700	Ricoh Co., Ltd.‡	770,119
127,300	Rohto Pharmaceutical Co., Ltd.	4,471,779
24,800	Royal Holdings Co., Ltd.	647,156
9,900	Sakai Chemical Industry Co., Ltd.‡	244,308
352,800	Santen Pharmaceutical Co., Ltd.	5,593,985
25,300	Sawai Pharmaceutical Co., Ltd.‡	1,365,400
7,900	SCSK Corp.	373,491
72,400	Secom Co., Ltd.	5,903,674
82,500	Seibu Holdings, Inc.	1,483,889
82,500	Seiko Epson Corp.	1,407,624
386,900	Senshu Ikeda Holdings, Inc.	1,297,785
40,700	Seven & i Holdings Co., Ltd.	1,813,109
6,300	SHIFT, Inc.*	281,208
45,700	Shin-Etsu Chemical Co., Ltd.	4,049,571
21,200	Shindengen Electric Manufacturing Co., Ltd.	1,013,479
86,900	Shinsei Bank, Ltd.	1,420,727
65,200	Shionogi & Co., Ltd.	4,261,520
183,000	Shiseido Co., Ltd.	14,176,317
59,600	Showa Shell Sekiyu KK	1,262,994
9,300	SMC Corp.	2,977,048
37,800	Sohgo Security Services Co., Ltd.	1,662,288
896,700	Sojitz Corp.	3,236,757
46,200	Sompo Holdings, Inc.	1,968,233
228,300	Start Today Co., Ltd.	6,914,223
228,000	Sumitomo Chemical Co., Ltd.	1,334,859
183,400	Sumitomo Corp.	3,058,954
41,700	Sumitomo Dainippon Pharma Co., Ltd.‡	957,832
136,600	Sumitomo Electric Industries, Ltd.	2,143,075
101,600	Sumitomo Mitsui Financial Group, Inc.	4,102,105
102,300	Sumitomo Rubber Industries, Ltd.‡	1,535,603
5,900	Sushiro Global Holdings, Ltd.‡	349,580
10,000	Sysmex Corp.	861,029
28,300	Systena Corp.	386,934
10,000	T-Gaia Corp.	260,950

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
37,400	Taiyo Nippon Sanso Corp.	559,757
98,600	Takeda Pharmaceutical Co., Ltd.‡	4,219,700
87,500	TDK Corp.	9,544,614
96,100	Terumo Corp.	5,694,000
20,600	THK Co., Ltd.	524,499
10,500	TIS, Inc.	525,069
36,700	Tobu Railway Co., Ltd.	1,085,636
35,200	Tocalo Co., Ltd.	362,583
5,300	Toho Holdings Co., Ltd.‡	140,683
90,700	Tohoku Electric Power Co., Inc.	1,231,319
155,300	Tokio Marine Holdings, Inc.	7,707,233
12,100	Tokuyama Corp.‡	329,172
198,000	Tokyo Electric Power Co. Holdings, Inc.*	972,699
61,300	Tokyo Gas Co., Ltd.	1,507,067
10,200	Tokyotokeiba Co., Ltd.	392,878
151,400	Tokyu Corp.	2,769,813
21,100	Towa Pharmaceutical Co., Ltd.	1,564,133
27,400	Toyo Ink SC Holdings Co., Ltd.	726,099
143,400	Toyo Suisan Kaisha, Ltd.	5,561,271
63,700	Toyoda Gosei Co., Ltd.‡	1,573,082
47,400	Toyota Motor Corp.	2,960,805
24,100	Toyota Tsusho Corp.	910,235
5,100	Trend Micro, Inc.	328,221
49,200	TS Tech Co., Ltd.	1,697,971
88,300	Ube Industries, Ltd.	2,402,139
33,900	Ulvac, Inc.	1,272,910
51,000	Unicharm Corp.	1,687,353
71,270	USS Co., Ltd.	1,323,312
74,700	Valor Holdings Co., Ltd.	1,728,323
11,700	Welcia Holdings Co., Ltd.	663,362
26,100	West Japan Railway Co.	1,820,118
68,900	Yamaha Motor Co., Ltd.	1,932,002
7,862	Yamato Holdings Co., Ltd.‡	241,428
209,800	Yokogawa Electric Corp.	4,438,521
73,000	Yokohama Rubber Co., Ltd. (The)	1,573,949

	Total Japan	479,620,518

	Luxembourg — 0.7%
38,997	ArcelorMittal	1,213,906
1,616,004	B&M European Value Retail SA	8,151,227
44,000	SAF-Holland SA	665,400
31,620	Spotify Technology SA*	5,717,845
8,514	Tenaris SA	142,698

	Total Luxembourg	15,891,076

	Malaysia — 0.1%
748,700	Tenaga Nasional Bhd	2,796,883

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Mexico — 0.3%
932,300	Grupo Financiero Banorte SAB de CV Series O	6,749,724

	Netherlands — 3.2%
1,177,045	Aegon NV	7,639,563
27,365	AerCap Holdings NV*	1,574,035
23,489	Core Laboratories NV	2,720,731
82,626	Heineken NV	7,750,542
146,400	ING Groep NV	1,901,767
140,235	ING Groep NV, ADR	1,818,848
217,448	Koninklijke Ahold Delhaize NV	4,988,173
14,160	Koninklijke DSM NV	1,500,609
147,277	Koninklijke Philips NV	6,711,624
112,875	Koninklijke Philips NV, ADR	5,136,941
183,605	NN Group NV	8,195,471
81,000	Philips Lighting NV	2,098,017
35,890	Randstad NV	1,916,732
89,100	STMicroelectronics NV, ADR	1,634,094
62,357	STMicroelectronics NV (Euronext Exchange)	1,134,941
52,254	Unilever NV, ADR	2,911,140
45,846	Wolters Kluwer NV	2,858,466
151,300	Yandex NV Class A*	4,976,257

	Total Netherlands	67,467,951

	New Zealand — 0.1%
363,746	SKY Network Television, Ltd.	530,520
330,102	Trade Me Group, Ltd.¤	1,142,351

	Total New Zealand	1,672,871

	Norway — 0.8%
8,571	Aker BP ASA	363,541
14,108	Atea ASA*	228,686
248,937	DNB ASA	5,235,035
150,117	Equinor ASA	4,230,699
111,104	Equinor ASA, ADR	3,133,133
87,267	Orkla ASA	736,861
46,800	Salmar ASA	2,334,454
69,427	SpareBank 1 SMN	774,982

	Total Norway	17,037,391

	Philippines — 0.0%
6,261,800	Vista Land & Lifescapes, Inc.	705,800

	Poland — 0.1%
423,743	PGE Polska Grupa Energetyczna SA*	1,094,391

	Portugal — 0.1%
782,528	Banco Espirito Santo SA* **** ¤ ^	—
70,384	Jeronimo Martins SGPS SA	1,037,011

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Portugal — continued
302,546	Navigator Co. SA (The)	1,482,235

	Total Portugal	2,519,246

	Russia — 0.3%
297,500	Gazprom PJSC, ADR	1,487,500
29,100	LUKOIL PJSC, ADR	2,224,404
49,400	MMC Norilsk Nickel PJSC, ADR	854,620
26,100	Tatneft PJSC, ADR	1,996,650

	Total Russia	6,563,174

	Singapore — 0.1%
501,300	Wilmar International, Ltd.	1,181,386
1,713,900	Yangzijiang Shipbuilding Holdings, Ltd.	1,555,411

	Total Singapore	2,736,797

	South Africa — 0.1%
1,003,000	Old Mutual, Ltd.	2,121,252

	South Korea — 0.4%
35,889	Kia Motors Corp.	1,135,636
125,869	Samsung Electronics Co., Ltd.	5,270,782
6,440	SK Telecom Co., Ltd.	1,637,214

	Total South Korea	8,043,632

	Spain — 2.0%
226,102	Amadeus IT Group SA Class A	21,014,642
309,821	Banco Santander SA	1,560,160
3,277	Corp. Financiera Alba SA	182,509
334,800	Distribuidora Internacional de Alimentacion SA‡	777,740
145,283	Ence Energia y Celulosa SA	1,476,529
49,364	Endesa SA	1,067,028
354,792	Iberdrola SA	2,611,831
189,832	International Consolidated Airlines Group SA	1,634,327
20,191	Let’s GOWEX SA* **** ¤ ^ ‡	—
564,700	Mapfre SA	1,772,239
51,575	Naturgy Energy Group SA	1,408,351
419,866	Repsol SA	8,370,927
118,853	Telefonica SA	941,209

	Total Spain	42,817,492

	Sweden — 2.1%
89,995	Boliden AB	2,508,631
57,885	Elekta AB	778,140
67,233	Getinge AB	774,149
53,344	Hexagon AB Class B	3,125,110
29,291	Industrivarden AB Class A	669,268
39,164	Industrivarden AB Class C	869,753
50,414	Investor AB Class A	2,323,085

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Sweden — continued
57,769	Kinnevik AB Class B	1,748,036
299,404	Lundin Petroleum AB	11,453,385
230,914	Nordea Bank AB	2,514,992
127,786	Resurs Holding AB	956,254
368,300	SAS AB*	889,566
115,000	SKF AB Class B	2,267,491
408,624	Svenska Handelsbanken AB Class A	5,157,653
17,650	Swedish Match AB	903,021
34,165	Swedish Orphan Biovitrum AB*	998,842
223,004	Telefonaktiebolaget LM Ericsson Class B	1,977,978
223,800	Volvo AB Class B	3,953,468

	Total Sweden	43,868,822

	Switzerland — 7.1%
14,476	Ascom Holding AG	295,804
9,800	Autoneum Holding AG‡	1,986,486
874	Barry Callebaut AG	1,664,251
1,393	BKW AG	88,703
85	Chocoladefabriken Lindt & Spruengli AG	598,690
99,125	Cie Financiere Richemont SA	8,118,346
112,500	Credit Suisse Group AG*	1,698,787
4,132	Geberit AG	1,925,559
6,323	Givaudan SA	15,619,778
29,307	Julius Baer Group, Ltd.*	1,473,451
28,780	Logitech International SA	1,292,272
55,470	Lonza Group AG*	19,023,802
259,983	Nestle SA	21,777,036
78,240	Novartis AG, ADR	6,741,158
11,775	Novartis AG	1,017,414
2,293	Partners Group Holding AG	1,827,498
118,721	Roche Holding AG	28,896,312
9,198	Schindler Holding AG	2,303,267
2,857	SGS SA	7,557,830
12,636	Sika AG	1,848,571
3,557	Sonova Holding AG	711,182
1,914	Straumann Holding AG	1,446,081
1,877	Swatch Group AG (The)	749,993
12,800	Swiss Life Holding AG*	4,874,693
52,900	Swiss Re AG	4,906,572
7,465	Temenos Group AG*	1,216,654
624,262	UBS Group AG*	9,905,877
9,330	Vifor Pharma AG	1,625,204
2,920	Zurich Insurance Group AG	927,297

	Total Switzerland	152,118,568

	Taiwan — 0.8%
591,000	Charoen Pokphand Enterprise	996,839
1,419,000	Compeq Manufacturing Co., Ltd.	1,120,031
940,000	Fubon Financial Holding Co., Ltd.	1,594,734

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued
297,264	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	13,127,178

	Total Taiwan	16,838,782

	Thailand — 0.1%
16,831,100	Quality Houses PCL Class F	1,800,730
23,666,400	Sansiri PCL	1,214,787

	Total Thailand	3,015,517

	Turkey — 0.1%
272,300	TAV Havalimanlari Holding AS	1,417,866

	United Kingdom — 15.0%
339,008	3i Group Plc	4,160,887
23,691	Acacia Mining Plc*	40,997
124,242	Anglo American Plc	2,791,565
91,678	Ashtead Group Plc	2,913,498
30,658	Associated British Foods Plc	915,532
110,321	AstraZeneca Plc, ADR	4,365,402
175,640	AstraZeneca Plc	13,657,850
977,136	BAE Systems Plc	8,025,124
280,200	Barratt Developments Plc	2,071,788
48,300	Bellway Plc	1,898,386
33,600	Berkeley Group Holdings Plc	1,611,993
77,542	BHP Billiton Plc, ADR	3,410,297
653,800	BP Plc	5,024,299
234,625	BP Plc, ADR	10,816,212
36,522	British American Tobacco Plc	1,707,172
129,300	Britvic Plc	1,319,402
689,200	BT Group Plc	2,024,886
45,176	Bunzl Plc	1,421,540
37,049	Burberry Group Plc	973,522
849,500	Centrica Plc	1,715,967
653,870	Compass Group Plc	14,546,702
150,255	Crest Nicholson Holdings Plc	686,182
19,213	Croda International Plc	1,303,346
37,901	Dechra Pharmaceuticals Plc	1,076,472
29,928	Diageo Plc, ADR	4,239,900
652,771	Diageo Plc	23,145,372
231,943	Evraz Plc	1,713,768
330,728	Experian Plc	8,498,485
140,645	Ferguson Plc	11,949,035
701,600	Firstgroup Plc*	833,036
76,465	Galliford Try Plc	1,008,110
3,285	Games Workshop Group Plc	162,142
82,171	GlaxoSmithKline Plc, ADR	3,300,809
313,672	GlaxoSmithKline Plc	6,286,186
47,696	Greggs Plc	656,188
402,748	Halma Plc	7,589,189
34,071	Hargreaves Lansdown Plc	993,017

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued
978,811	Hays Plc	2,603,893
114,584	IG Group Holdings Plc	947,343
350,347	IMI Plc	5,011,862
4,100	Imperial Brands Plc, ADR	142,290
148,500	Inchcape Plc	1,295,528
31,876	InterContinental Hotels Group Plc	1,986,945
251,401	Intertek Group Plc	16,365,741
881,200	J Sainsbury Plc	3,697,896
125,161	Jardine Lloyd Thompson Group Plc	3,094,578
1,466,313	Kingfisher Plc	4,933,334
4,719,400	Lloyds Banking Group Plc	3,647,672
244,380	London Stock Exchange Group Plc	14,614,832
569,000	Man Group Plc	1,308,895
489,400	Marks & Spencer Group Plc	1,843,127
309,291	Meggitt Plc	2,284,466
400,400	Mitchells & Butlers Plc	1,378,453
256,118	Moneysupermarket.com Group Plc	931,500
248,545	Pagegroup Plc	1,853,938
277,200	Paragon Banking Group Plc	1,730,778
26,454	Pets at Home Group Plc	41,190
333,422	Premier Oil Plc*	602,196
1,132,996	QinetiQ Group Plc	4,228,556
334,333	Quilter Plc	585,530
143,802	Reckitt Benckiser Group Plc	13,156,750
222,500	Redrow Plc	1,693,031
5,338	RELX Plc, ADR	111,724
313,402	RELX Plc*	6,586,875
192,666	RELX Plc (London Exchange)	4,060,136
28,039	Renishaw Plc	1,734,608
240,814	Rentokil Initial Plc	999,882
92,700	Restaurant Group Plc (The)‡	360,238
138,240	Rightmove Plc	849,080
14,810	Rio Tinto Plc	749,343
352,831	Royal Dutch Shell Plc (Amsterdam Exchange) Class A	12,120,221
62,804	Royal Dutch Shell Plc Class A, ADR	4,279,465
215,100	Royal Dutch Shell Plc Class B	7,542,674
275,200	Royal Mail Plc	1,712,190
239,381	Senior Plc	974,578
6,100	Smith & Nephew Plc, ADR	226,249
358,442	Smith & Nephew Plc	6,541,629
77,198	Sophos Group Plc	491,270
92,480	Spectris Plc	2,861,803
61,537	Spirax-Sarco Engineering Plc	5,858,053
123,300	SSE Plc	1,842,646
232,817	Stagecoach Group Plc	475,142
561,000	Taylor Wimpey Plc	1,256,840
31,300	Tesco Plc, ADR	292,029
19,720	Unilever Plc, ADR	1,084,008
299,420	Weir Group Plc (The)	6,883,784

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued
60,600	William Hill Plc	199,223
690,051	WM Morrison Supermarkets Plc	2,334,239

	Total United Kingdom	321,262,511

	United States — 2.3%
81,513	Analog Devices, Inc.	7,536,692
36,950	ANSYS, Inc.*	6,897,826
251,686	Cadence Design Systems, Inc.*	11,406,410
153,955	Colgate-Palmolive Co.	10,307,287
54,932	DENTSPLY SIRONA, Inc.	2,073,134
33,961	Nordson Corp.	4,717,183
50,505	Texas Instruments, Inc.	5,418,681

	Total United States	48,357,213

	TOTAL COMMON STOCKS (COST $1,761,140,717)	1,962,403,656

	INVESTMENT COMPANY — 0.9%

	United States — 0.9%
292,327	iShares MSCI EAFE ETF	19,875,313

	TOTAL INVESTMENT COMPANY (COST $17,056,191)	19,875,313

	PREFERRED STOCKS — 0.9%

	Brazil — 0.1%
517,660	Itausa — Investimentos Itau SA, 5.29%	1,309,203

	Germany — 0.8%
118,593	Henkel AG & Co. KGaA, 1.78%	13,919,205
29,593	Porsche Automobil Holding SE, 3.09%	1,993,591
14,800	Volkswagen AG, 2.66%	2,606,033

	Total Germany	18,518,829

	Spain — 0.0%
7,328	Grifols SA, 2.17% Series B	155,249

	TOTAL PREFERRED STOCKS (COST $19,627,241)	19,983,281

	RIGHTS — 0.0%

	Australia — 0.0%
5,693	Harvey Norman Holdings, Ltd. Expires 10/15/18* ‡	3,295

	TOTAL RIGHTS (COST $—)	3,295

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENTS — 1.3%

		Mutual Fund - Securities Lending Collateral — 1.0%
21,145,393		State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.97%## ***	21,145,393

		U.S. Government and Agency Obligations — 0.3%
6,000,000		United States Treasury Bill, 2.34%, due 03/14/19** ‡‡	5,936,470

		TOTAL SHORT-TERM INVESTMENTS (COST $27,082,663)	27,081,863

		TOTAL INVESTMENTS — 94.9% (COST $1,824,906,812)	2,029,347,408

		Other Assets and Liabilities (net) — 5.1%	109,265,259

		NET ASSETS — 100.0%	$2,138,612,667

		Notes to Schedule of Investments:

		ADR — American Depository Receipt

		REIT — Real Estate Investment Trust

	##	The rate disclosed is the 7 day net yield as of September 30, 2018.

	*	Non-income producing security

	**	All or a portion of this security is pledged for open futures collateral.

	***	Represents an investment of securities lending cash collateral.

	****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $0 which represents 0.0% of net assets. The aggregate tax cost of these securities held at September 30, 2018 was $1,457,972.

	¤	Illiquid security. The total market value of the securities at period end is $1,142,351 which represents 0.1% of net assets. The aggregate tax cost of these securities held at September 30, 2018 was $2,527,448.

	^	Level 3 — significant unobservable inputs were used in determining the value of this portfolio security.

	‡	All or a portion of this security is out on loan.

	‡‡	Interest rate presented is yield to maturity.

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Forward Foreign Currency Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	697,333	JPY	76,000,000	02/22/19	Citibank N.A.	$20,226
USD	19,547,046	JPY	2,128,429,000	02/22/19	State Street Bank and Trust	584,233

						$604,459

Currency Abbreviations

JPY	— Japanese Yen
USD	— U.S. Dollar

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
985	MSCI EAFE Index	Dec 2018	$97,293,375	$1,355,978

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Pharmaceuticals	6.7
Banks	6.1
Oil & Gas	5.9
Insurance	5.0
Chemicals	4.7
Food	4.6
Commercial Services	4.5
Software	3.6
Beverages	3.5
Cosmetics & Personal Care	3.0
Health Care — Products	2.7
Retail	2.5
Semiconductors	2.3
Telecommunications	2.3
Internet	2.2
Distribution & Wholesale	1.9
Diversified Financial Services	1.9
Electronics	1.8
Computers	1.7
Transportation	1.7
Machinery — Diversified	1.6
Electric	1.5
Apparel	1.3
Biotechnology	1.3
Auto Manufacturers	1.2
Household Products & Wares	1.2
Real Estate	1.2
Aerospace & Defense	1.1
Auto Parts & Equipment	1.1
Electrical Components & Equipment	1.1
Mining	1.1
Building Materials	0.9
Miscellaneous — Manufacturing	0.9
Unaffiliated Fund	0.9
Airlines	0.8
Food Service	0.7
Iron & Steel	0.7
Machinery — Construction & Mining	0.7
Home Builders	0.6
Office & Business Equipment	0.6
Forest Products & Paper	0.5
Media	0.5
Agriculture	0.4
Metal Fabricate & Hardware	0.4
REITS	0.4
Engineering & Construction	0.3
Gas	0.3
Investment Companies	0.3
Hand & Machine Tools	0.2
Leisure Time	0.2
Private Equity	0.2

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Advertising	0.1
Energy-Alternate Sources	0.1
Holding Companies — Diversified	0.1
Lodging	0.1
Oil & Gas Services	0.1
Packaging & Containers	0.1
Shipbuilding	0.1
Trucking & Leasing	0.1
Entertainment	0.0
Environmental Control	0.0
Health Care — Services	0.0
Toys, Games & Hobbies	0.0
Water	0.0
Short-Term Investments and Other Assets and Liabilities (net)	6.4

100.0%

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	DEBT OBLIGATIONS — 98.8%

	Asset Backed Securities — 12.4%
170,000	AccessLex Institute, Series 2005-1, Class A4, 2.58% (3 mo. USD LIBOR plus 0.210%), due 06/22/37†	164,506
293,799	AccessLex Institute, Series 2006-1, Class A3, 2.51% (3 mo. USD LIBOR plus 0.200%), due 08/25/37†	289,662
267,990	AccessLex Institute, Series 2007-A, Class A3, 2.61% (3 mo. USD LIBOR plus 0.300%), due 05/25/36†	264,435
290,000	Ally Auto Receivables Trust, Series 2017-4, Class A4, 1.96%, due 07/15/22	283,392
245,000	Ally Auto Receivables Trust, Series 2018-1, Class A3, 2.35%, due 06/15/22	242,830
848,000	Ally Master Owner Trust, Series 2018-1, Class A2, 2.70%, due 01/17/23	839,596
250,000	ALM CLO VIII, Ltd., Series 2013-8A, Class A1R, 3.83% (3 mo. USD LIBOR plus 1.490%), due 10/15/28† 144A	250,078
76,590	American Airlines Pass Through Trust, Series 2001-1, Class A, 6.98%, due 11/23/22	78,888
815,000	American Express Credit Account Master Trust, Series 2017-1, Class A, 1.93%, due 09/15/22	803,879
200,000	AmeriCredit Automobile Receivables Trust, Series 2017-3, Class C, 2.69%, due 06/19/23	196,514
500,000	AmeriCredit Automobile Receivables Trust, Series 2017-4, Class C, 2.60%, due 09/18/23	488,966
400,000	AmeriCredit Automobile Receivables Trust, Series 2018-1, Class C, 3.50%, due 01/18/24	398,693
170,000	AmeriCredit Automobile Receivables Trust, Series 2018-2, Class C, 3.59%, due 06/18/24	169,572
519,796	Ameriquest Mortgage Securities, Inc., Series 2003-9, Class AV1, 2.98% (1 mo. USD LIBOR plus 0.760%), due 09/25/33†	520,908
777,150	Applebee’s Funding LLC/IHOP Funding LLC, Series 2014-1, Class A2, 4.28%, due 09/05/44 144A	766,187
646,713	Arbys Funding LLC, Series 2015-1A, Class A2, 4.97%, due 10/30/45 144A	652,724
271,090	Asset Backed Securities Corp Home Equity Loan Trust, Series 2003-HE7, Class M1, 3.13% (1 mo. USD LIBOR plus 0.975%), due 12/15/33†	271,772
80,122	Asset-Backed Pass-Through Certificates, Series 2004-R2, Class A1A, 2.91% (1 mo. USD LIBOR plus 0.690%), due 04/25/34†	80,537
1,000,000	Atlas Senior Loan Fund CLO V, Ltd., Series 2014-1A, Class AR2, 3.60% (3 mo. USD LIBOR plus 1.260%), due 07/16/29† 144A	1,002,220
1,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 2.50%, due 07/20/21 144A	987,136
1,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 2.63%, due 12/20/21 144A	985,414
1,125,000	BA Credit Card Trust, Series 2017-A1, Class A1, 1.95%, due 08/15/22	1,109,621
250,000	Battalion CLO VIII, Ltd., Series 2015-8A, Class A1R, 3.67% (3 mo. USD LIBOR plus 1.340%), due 07/18/30† 144A	250,274
500,000	Battalion CLO X, Ltd., Series 2016-10A, Class A1, 3.89% (3 mo. USD LIBOR plus 1.550%), due 01/24/29† 144A	500,557
7,887	Bear Stearns Asset Backed Securities Trust, Series 2004-SD3, Class A3, 3.36% (1 mo. USD LIBOR plus 0.570%), due 09/25/34†	7,915
250,000	Benefit Street Partners CLO XII, Ltd., Series 2017-12A, Class A1, 3.59% (3 mo. USD LIBOR plus 1.250%), due 10/15/30† 144A	250,433
250,000	BlueMountain CLO, Ltd., Series 2015-1A, Class A1R, 3.67% (3 mo. USD LIBOR plus 1.330%), due 04/13/27† 144A	250,623
315,000	BMW Vehicle Owner Trust, Series 2016-A, Class A4, 1.37%, due 12/27/22	308,840
400,000	BMW Vehicle Owner Trust, Series 2018-A, Class A3, 2.35%, due 04/25/22	395,700
5,000	Capital One Multi-Asset Execution Trust, Series 2017-A4, Class A4, 1.99%, due 07/17/23	4,899

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset Backed Securities — continued
500,000	Carlyle Global Market Strategies CLO, Ltd., Series 2012-4A, Class AR, 3.80% (3 mo. USD LIBOR plus 1.450%), due 01/20/29† 144A	500,869
500,000	Carlyle Global Market Strategies CLO, Ltd., Series 2017-1A, Class A1B, 3.58% (3 mo. USD LIBOR plus 1.230%), due 04/20/31† 144A	500,488
280,000	CarMax Auto Owner Trust, Series 2016-2, Class A4, 1.68%, due 09/15/21	274,464
255,000	CarMax Auto Owner Trust, Series 2018-1, Class A3, 2.48%, due 11/15/22	252,147
255,000	Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class A4, 1.87%, due 02/15/22 144A	251,097
1,020,000	Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1, 1.75%, due 11/19/21	1,007,138
800,000	Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, 2.83% (1 mo. LIBOR plus 0.620%), due 04/22/26†	808,942
800,000	Citibank Credit Card Issuance Trust, Series 2017-A7, Class A7, 2.50% (1 mo. LIBOR plus 0.370%), due 08/08/24†	802,497
930,000	Citibank Credit Card Issuance Trust, Series 2018-A1, Class A1, 2.49%, due 01/20/23	917,518
368,198	CLI Funding LLC, Series 2018-1A, Class A, 4.03%, due 04/18/43 144A	366,186
270,000	CNH Equipment Trust, Series 2017-C, Class A3, 2.08%, due 02/15/23	265,408
392,000	CNH Equipment Trust, Series 2018-B, Class A3, 3.19%, due 11/15/23	391,984
330,813	Coinstar Funding LLC, Series 2017-1A, Class A2, 5.22%, due 04/25/47 144A	335,038
223,000	Collegiate Funding Services Education Loan Trust, Series 2005-A, Class A4, 2.59% (3 mo. USD LIBOR plus 0.200%), due 03/28/35†	217,151
724,929	Commonbond Student Loan Trust, Series 2017-BGS, Class A1, 2.68%, due 09/25/42 144A	705,888
400,000	CSMC Trust, Series 2018-RPL8, Class A1, 4.13%, due 07/25/58 144A	400,516
424,600	DB Master Finance LLC, Series 2015-1A, Class A2II, 3.98%, due 02/20/45 144A	425,140
1,092,743	DB Master Finance LLC, Series 2017-1A, Class A2I, 3.63%, due 11/20/47 144A	1,066,112
129,025	DB Master Finance LLC, Series 2017-1A, Class A2II, 4.03%, due 11/20/47 144A	126,865
1,070,000	Discover Card Execution Note Trust, Series 2017-A6, Class A6, 1.88%, due 02/15/23	1,048,106
1,124,000	DLL LLC, Series 2018-1, Class A4, 3.27%, due 04/17/26 144A	1,123,643
857,340	Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A2I, 3.59% (3 mo. USD LIBOR plus 1.250%), due 07/25/47† 144A	861,575
514,800	Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.12%, due 07/25/47 144A	507,142
604,485	Domino’s Pizza Master Issuer LLC, Series 2018-1A, Class A2I, 4.12%, due 07/25/48 144A	601,696
400,000	Drive Auto Receivables Trust, Series 2018-1, Class B, 2.88%, due 02/15/22	399,643
486,250	Driven Brands Funding LLC, Series 2015-1A, Class A2, 5.22%, due 07/20/45 144A	500,538
490,000	Evergreen Credit Card Trust, Series 2018-1, Class A, 2.95%, due 03/15/23‡‡‡‡	487,014
250,000	Flagship CLO VIII, Ltd., Series 2014-8A, Class ARR, 3.19%, due 01/16/26◆◆ 144A	249,696
123,438	FOCUS Brands Funding LLC, Series 2017-1A, Class A2I, 3.86%, due 04/30/47 144A	123,215
255,000	Ford Credit Auto Owner Trust, Series 2016-B, Class A4, 1.52%, due 08/15/21	251,129
343,000	Ford Credit Auto Owner Trust, Series 2016-C, Class A4, 1.40%, due 02/15/22	334,289
113,000	Ford Credit Auto Owner Trust, Series 2017-B, Class A4, 1.87%, due 09/15/22	109,954
285,000	Ford Credit Auto Owner Trust, Series 2017-C, Class A4, 2.16%, due 03/15/23	278,051
455,000	Ford Credit Floorplan Master Owner Trust, Series 2017-2, Class A1, 2.16%, due 09/15/22	446,375
900,000	Ford Credit Floorplan Master Owner Trust, Series 2017-3, Class A, 2.48%, due 09/15/24	869,922
2,900,000	Ford Credit Floorplan Master Owner Trust, Series 2018-2, Class A, 3.17%, due 03/15/25	2,874,818

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset Backed Securities — continued
400,000	GM Financial Consumer Automobile Receivables Trust, Series 2017-2A, Class A3, 1.86%, due 12/16/21 144A	394,974
936,000	Goal Capital Funding Trust, Series 2005-2, Class A4, 2.51% (3 mo. USD LIBOR plus 0.200%), due 08/25/44†	921,071
390,000	Golden Credit Card Trust, Series 2018-1A, Class A, 2.62%, due 01/15/23 144A	384,923
250,251	Hilton Grand Vacations Trust, Series 2017-AA, Class A, 2.66%, due 12/26/28 144A	245,597
114,000	Hilton Grand Vacations Trust, Series 2018-AA, Class A, 3.54%, due 02/25/32 144A	114,018
208,861	Home Equity Asset Trust, Series 2003-8, Class M1, 3.30% (1 mo. USD LIBOR plus 1.080%), due 04/25/34†	211,134
510,000	Honda Auto Receivables Owner Trust, Series 2016-4, Class A4, 1.36%, due 01/18/23	499,378
125,000	Honda Auto Receivables Owner Trust, Series 2017-2, Class A4, 1.87%, due 09/15/23	121,862
145,000	Honda Auto Receivables Owner Trust, Series 2017-3, Class A4, 1.98%, due 11/20/23	141,476
226,000	Honda Auto Receivables Owner Trust, Series 2018-2, Class A3, 3.01%, due 05/18/22	225,825
170,000	Honda Auto Receivables Owner Trust, Series 2018-3, Class A3, 2.95%, due 08/22/22	169,507
880,000	Huntington Auto Trust, Series 2016-1, Class A4, 1.93%, due 04/15/22	867,376
345,000	Hyundai Auto Lease Securitization Trust, Series 2018-A, Class A3, 2.81%, due 04/15/21 144A	343,861
500,000	ICG US CLO, Ltd., Series 2017-2A, Class A1, 3.63% (3 mo. USD LIBOR plus 1.280%), due 10/23/29† 144A	500,359
165,000	John Deere Owner Trust, Series 2018-A, Class A3, 2.66%, due 04/18/22	163,848
181,426	KeyCorp Student Loan Trust, Series 2004-A, Class 1A2, 2.58% (3 mo. USD LIBOR plus 0.240%), due 10/27/42†	178,068
350,658	KVK CLO, Ltd., Series 2014-1A, Class A1R, 3.61% (3 mo. USD LIBOR plus 1.300%), due 05/15/26† 144A	351,099
500,000	KVK CLO, Ltd., Series 2014-2A, Class AR, 3.52% (3 mo. USD LIBOR plus 1.180%), due 07/15/26† 144A	500,525
500,000	Laurel Road Prime Student Loan Trust, Series 2017-C, Class A2B, 2.81%, due 11/25/42 144A	486,083
750,000	Limerock CLO III LLC, Series 2014-3A, Class A1R, 3.55% (3 mo. USD LIBOR plus 1.200%), due 10/20/26† 144A	750,104
2,370,000	Mercedes-Benz Auto Receivables Trust, Series 2016-1, Class A4, 1.46%, due 12/15/22	2,315,195
750,000	MidOcean Credit CLO III, Series 2014-3A, Class A1R, 2.68%, due 04/21/31◆◆ 144A	750,547
175,000	Mill City Mortgage Loan Trust, Series 2018-3, Class A1, 3.50%, due 08/25/58◆◆ ‡‡‡‡	173,619
1,570,000	MMAF Equipment Finance LLC, Series 2014-AA, Class A5, 2.33%, due 12/08/25 144A	1,538,770
700,000	MMAF Equipment Finance LLC, Series 2017-AA, Class A4, 2.41%, due 08/16/24 144A	680,613
360,000	MMAF Equipment Finance LLC, Series 2017-B, Class A3, 2.21%, due 10/17/22 144A	354,104
164,906	Morgan Stanley ABS Capital I, Inc., Series 2003-NC10, Class M1, 3.24% (1 mo. USD LIBOR plus 1.020%), due 10/25/33†	163,810
92,238	Morgan Stanley ABS Capital I, Inc., Series 2003-NC7, Class M1, 3.27% (1 mo. USD LIBOR plus 1.050%), due 06/25/33†	93,309
353,513	MVW Owner Trust, Series 2018-1A, Class A, 3.45%, due 01/21/36 144A	352,533
219,000	Nelnet Student Loan Trust, Series 2006-1, Class A6, 2.76% (3 mo. USD LIBOR plus 0.450%), due 08/23/36† 144A	216,752
253,440	New Century Home Equity Loan Trust, Series 2003-A, Class A, 2.94% (1 mo. USD LIBOR plus 0.720%), due 10/25/33† 144A	247,199
269,570	New Residential Mortgage LLC, Series 2018-FNT1, Class A, 3.61%, due 05/25/23 144A	268,775
168,769	New Residential Mortgage LLC, Series 2018-FNT2, Class A, 3.79%, due 07/25/54 144A	169,049
438,748	New Residential Mortgage Trust, Series 2018-1A, Class A1A, 4.00%, due 12/25/57◆◆ 144A	441,765

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset Backed Securities — continued
2,211,000	NextGear Floorplan Master Owner Trust, Series 2015-2A, Class A, 2.38%, due 10/15/20 144A	2,210,835
323,000	NextGear Floorplan Master Owner Trust, Series 2017-1A, Class A2, 2.54%, due 04/18/22 144A	319,748
120,000	NextGear Floorplan Master Owner Trust, Series 2018-1A, Class A2, 3.22%, due 02/15/23 144A	119,296
330,000	Nissan Auto Receivables Owner Trust, Series 2017-B, Class A4, 1.95%, due 10/16/23	321,412
600,000	North Carolina State Education Assistance Authority, Series 2011-2, Class A3, 3.14% (3 mo. USD LIBOR plus 0.800%), due 07/25/36†	607,212
104,213	NRZ Excess Spread-Collateralized Notes, Series 2018-PLS1, Class A, 3.19%, due 01/25/23 144A	103,700
192,420	NRZ Excess Spread-Collateralized Notes, Series 2018-PLS2, Class A, 3.27%, due 02/25/23 144A	191,338
250,000	OCP CLO, Ltd., Series 2017-13A, Class A1A, 3.60% (3 mo. USD LIBOR plus 1.260%), due 07/15/30† 144A	250,371
721,589	OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 2.16%, due 10/15/20 144A	719,144
1,300,000	OneMain Direct Auto Receivables Trust, Series 2017-2A, Class B, 2.55%, due 11/14/23 144A	1,281,260
300,000	OneMain Direct Auto Receivables Trust, Series 2017-2A, Class C, 2.82%, due 07/15/24 144A	295,321
12,529	OneMain Financial Issuance Trust, Series 2015-2A, Class A, 2.57%, due 07/18/25 144A	12,543
700,000	OneMain Financial Issuance Trust, Series 2017-1A, Class A2, 2.93% (1 mo. USD LIBOR plus 0.800%), due 09/14/32† 144A	702,146
270,000	OneMain Financial Issuance Trust, Series 2018-1A, Class A, 3.30%, due 03/14/29 144A	268,129
750,000	OZLM Funding IV CLO, Ltd., Series 2013-4A, Class A1R, 3.60% (3 mo. USD LIBOR plus 1.490%), due 10/22/30† 144A	751,893
250,000	OZLM XI CLO, Ltd., Series 2015-11A, Class A1R, 3.59% (3 mo. USD LIBOR plus 1.250%), due 10/30/30† 144A	249,740
750,000	OZLM XV CLO, Ltd., Series 2016-15A, Class A1, 3.84% (3 mo. USD LIBOR plus 1.490%), due 01/20/29† 144A	750,822
750,000	Palmer Square CLO Ltd., Series 2018-2A, Class A1A, 3.36%, due 07/16/31◆◆ 144A	749,736
500,000	Palmer Square CLO, Ltd., Series 2015-1A, Class A1R, 3.61% (3 mo. USD LIBOR plus 1.300%), due 05/21/29† 144A	500,097
340,000	PFS Financing Corp., Series 2018-B, Class A, 2.89%, due 02/15/23 144A	336,344
500,000	Regatta VII Funding CLO, Ltd., Series 2016-1A, Class A1, 3.86% (3 mo. USD LIBOR plus 1.520%), due 12/20/28† 144A	500,224
11,088	Renaissance Home Equity Loan Trust, Series 2005-2, Class AF4, 4.93%, due 08/25/35††	11,316
250,000	Romark CLO II, Ltd., Series 2018-2A, Class A1, 3.43%, due 07/25/31◆◆ 144A	250,174
300,000	Santander Drive Auto Receivables Trust, Series 2017-3, Class C, 2.76%, due 12/15/22	296,548
300,000	Santander Drive Auto Receivables Trust, Series 2018-1, Class C, 2.96%, due 03/15/24	296,450
500,000	Santander Drive Auto Receivables Trust, Series 2018-2, Class C, 3.35%, due 07/17/23	497,488
430,000	Santander Drive Auto Receivables Trust, Series 2018-3, Class C, 3.51%, due 08/15/23	429,010
337,685	Saxon Asset Securities Trust, Series 2005-1, Class M1, 2.91% (1 mo. USD LIBOR plus 0.690%), due 05/25/35†	335,621
174,763	Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class A, 3.50%, due 06/20/35‡‡‡‡	174,265
500,000	Silver Creek CLO, Ltd., Series 2014-1A, Class AR, 3.59% (3 mo. USD LIBOR plus 1.240%), due 07/20/30† 144A	500,701

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset Backed Securities — continued
115,486	SLM Private Credit Student Loan Trust, Series 2006-A, Class A5, 2.62% (3 mo. USD LIBOR plus 0.290%), due 06/15/39†	112,791
3,305,568	Small Business Administration Participation Certificates, Series 2013-20H, Class 1, 3.16%, due 08/01/33	3,300,710
3,085,453	Small Business Administration Participation Certificates, Series 2014-20C, Class 1, 3.21%, due 03/01/34	3,066,547
1,309,787	Small Business Administration Participation Certificates, Series 2014-20D, Class 1, 3.11%, due 04/01/34	1,292,440
941,380	Small Business Administration Participation Certificates, Series 2014-20I, Class 1, 2.92%, due 09/01/34	918,571
167,667	SoFi Professional Loan Program, Series 2017-E, Class A2A, 1.86%, due 11/26/40 144A	165,422
1,300,000	SoFi Professional Loan Program, Series 2017-F, Class A2FX, 2.84%, due 01/25/41 144A	1,261,652
500,000	Sound Point CLO XVI, Ltd., Series 2017-2A, Class A, 3.62% (3 mo. USD LIBOR plus 1.280%), due 07/25/30† 144A	500,838
413,456	SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, due 04/25/29 144A	412,158
363,321	Springleaf Funding Trust, Series 2015-AA, Class A, 3.16%, due 11/15/24 144A	363,368
3,243,625	STORE Master Funding I LLC, Series 2015-1A, Class A1, 3.75%, due 04/20/45 144A	3,169,777
1,199,437	STORE Master Funding LLC, Series 2014-1A, Class A2, 5.00%, due 04/20/44 144A	1,207,407
862,388	SunTrust Student Loan Trust, Series 2006-1A, Class A4, 2.53% (3 mo. USD LIBOR plus 0.190%), due 10/28/37† ‡‡‡‡	853,328
428,475	Taco Bell Funding LLC, Series 2016-1A, Class A2I, 3.83%, due 05/25/46 144A	429,221
750,000	Telos CLO, Series 2013-3A, Class AR, 3.64% (3 mo. USD LIBOR plus 1.300%), due 07/17/26† 144A	753,413
148,200	Textainer Marine Containers VII, Ltd., Series 2018-1A, Class A, 4.11%, due 07/20/43 144A	147,094
1,000,000	TICP CLO VI, Ltd., Series 2016-6A, Class A, 3.89% (3 mo. USD LIBOR plus 1.550%), due 01/15/29† 144A	1,001,334
250,000	TICP CLO VII, Ltd., Series 2017-7A, Class AS, 3.57% (3 mo. USD LIBOR plus 1.230%), due 07/15/29† 144A	250,473
115,000	Towd Point Mortgage Trust, Series 2015-1, Class A5, 3.73%, due 10/25/53◆◆ ‡‡‡‡	115,786
265,000	Towd Point Mortgage Trust, Series 2015-2, Class 1M2, 3.64%, due 11/25/60◆◆ 144A	266,252
416,706	Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50%, due 10/25/56◆◆ 144A	406,903
121,440	Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75%, due 10/25/56◆◆ 144A	119,367
99,318	Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75%, due 04/25/57◆◆ 144A	97,577
780,299	Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75%, due 06/25/57◆◆ 144A	762,072
873,833	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75%, due 10/25/57◆◆ 144A	852,584
862,758	Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00%, due 01/25/58◆◆ ‡‡‡‡	849,545
273,612	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75%, due 05/25/58◆◆ 144A	274,363
394,200	Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.00%, due 06/25/58◆◆ 144A	384,390
300,000	Towd Point Mortgage Trust, Series 2018-5, Class A1, 3.25%, due 07/25/58◆◆ 144A	294,495
116,000	Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25%, due 07/25/58◆◆ 144A	114,755
265,000	Toyota Auto Receivables Owner Trust, Series 2016-C, Class A4, 1.32%, due 11/15/21	259,582
300,000	Toyota Auto Receivables Owner Trust, Series 2017-C, Class A4, 1.98%, due 12/15/22	293,290
315,000	Toyota Auto Receivables Owner Trust, Series 2018-A, Class A3, 2.35%, due 05/16/22	311,580
460,000	Toyota Auto Receivables Owner Trust, Series 2018-C, Class A3, 3.02%, due 12/15/22	459,140
750,000	Trinitas CLO V, Ltd., Series 2016-5A, Class A, 4.04% (3 mo. USD LIBOR plus 1.700%), due 10/25/28† 144A	750,096

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset Backed Securities — continued
500,000	Trinitas CLO VI, Ltd., Series 2017-6A, Class A, 3.66% (3 mo. USD LIBOR plus 1.320%), due 07/25/29† 144A	501,008
232,750	Triton Container Finance V LLC, Series 2018-1A, Class A, 3.95%, due 03/20/43 144A	230,256
1,426,472	United States Small Business Administration, Series 2017-20D, Class 1, 2.84%, due 04/01/37	1,355,102
183,921	Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2, 4.07%, due 02/16/43 144A	184,206
1,534,042	Verizon Owner Trust, Series 2016-1A, Class A, 1.42%, due 01/20/21 144A	1,528,740
1,130,000	Verizon Owner Trust, Series 2017-1A, Class A, 2.06%, due 09/20/21 144A	1,119,960
71,533	VOLT LX LLC, Series 2017-NPL7, Class A1, 3.25%, due 06/25/47†† 144A	71,236
440,000	Volvo Financial Equipment LLC, Series 2018-1A, Class A3, 2.54%, due 02/15/22 144A	436,208
238,869	VSE VOI Mortgage LLC, Series 2017-A, Class A, 2.33%, due 03/20/35 144A	230,686
60,715	Wachovia Student Loan Trust, Series 2006-1, Class B, 2.58% (3 mo. USD LIBOR plus 0.240%), due 04/25/40† 144A	58,145
500,000	Wellfleet CLO, Ltd., Series 2016-2A, Class A1, 4.00% (3 mo. USD LIBOR plus 1.650%), due 10/20/28† 144A	500,140
183,245	Westgate Resorts LLC, Series 2017-1A, Class A, 3.05%, due 12/20/30‡‡‡‡	181,611
145,000	World Omni Auto Receivables Trust, Series 2017-B, Class A3, 1.95%, due 02/15/23	142,159
410,000	World Omni Auto Receivables Trust, Series 2018-A, Class A3, 2.50%, due 04/17/23	404,857
317,000	World Omni Automobile Lease Securitization Trust, Series 2018-B, Class A3, 3.19%, due 12/15/21	316,975
250,000	Zais CLO 6, Ltd., Series 2017-1A, Class A1, 3.71% (3 mo. USD LIBOR plus 1.370%), due 07/15/29† 144A	250,551

		96,199,198

	Corporate Debt — 36.1%
20,000	21st Century Fox America, Inc., 6.75%, due 01/09/38	26,561
775,000	Abbott Laboratories, 2.90%, due 11/30/21	765,885
300,000	AbbVie, Inc., 3.60%, due 05/14/25	290,783
500,000	AbbVie, Inc., 4.50%, due 05/14/35	481,633
242,820	Abengoa Transmision Sur SA, 6.88%, due 04/30/43 144A	270,865
265,000	Activision Blizzard, Inc., 3.40%, due 09/15/26	252,175
161,000	Advanced Micro Devices, Inc., 7.00%, due 07/01/24	170,660
340,000	AECOM, 5.13%, due 03/15/27	332,860
400,000	AEP Texas, Inc., 3.80%, due 10/01/47	360,001
175,000	AEP Transmission Co. LLC, 3.75%, due 12/01/47	160,355
280,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.75%, due 05/15/19	281,146
265,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.63%, due 10/30/20	270,187
330,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.00%, due 10/01/21	339,668
370,000	Aetna, Inc., 4.75%, due 03/15/44	366,314
390,000	Ahern Rentals, Inc., 7.38%, due 05/15/23 144A	386,100
190,061	Air Canada Pass Through Trust, Series 2013-1, Class A, 4.13%, due 11/15/26‡‡‡‡	191,011
1,838,914	Air Canada Pass Through Trust, Series 2015-1, Class A, 3.60%, due 09/15/28 144A	1,785,770
285,000	Air Canada Pass Through Trust, Series 2017-1, Class B, 3.70%, due 07/15/27‡‡‡‡	275,179
1,908,000	Air Lease Corp., 3.25%, due 03/01/25	1,786,037
157,000	Aircastle, Ltd., 4.40%, due 09/25/23	157,195
200,000	Aircastle, Ltd., 5.50%, due 02/15/22	208,043
210,000	Alimentation Couche-Tard, Inc., 2.70%, due 07/26/22 144A	202,043
335,000	Allergan Funding SCS, 3.80%, due 03/15/25‡	328,511
640,000	Allergan Funding SCS, 4.55%, due 03/15/35‡	624,313

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued
10,000	Allergan Funding SCS, 4.85%, due 06/15/44	9,921
420,000	Ally Financial, Inc., 5.13%, due 09/30/24	433,650
200,000	Altice Financing SA, 6.63%, due 02/15/23‡ 144A	202,000
500,000	Amazon.com, Inc., 3.15%, due 08/22/27	479,995
485,000	Amazon.com, Inc., 4.05%, due 08/22/47	479,775
340,000	AMC Networks, Inc., 5.00%, due 04/01/24‡	335,750
3,473,270	American Airlines Pass Through Trust, Series 2013-2, Class A, 4.95%, due 07/15/24	3,563,141
273,926	American Airlines Pass Through Trust, Series 2015-1, Class A, 3.38%, due 11/01/28	263,997
362,645	American Airlines Pass Through Trust, Series 2016-1, Class A, 4.10%, due 07/15/29	361,124
210,615	American Airlines Pass Through Trust, Series 2017-1, Class A, 4.00%, due 08/15/30	207,845
249,413	American Airlines Pass Through Trust, Series 2017-1, Class AA, 3.65%, due 02/15/29	243,732
150,000	American Airlines Pass Through Trust, Series 2017-2, Class A, 3.60%, due 04/15/31	143,566
455,000	American Express Co., 2.50%, due 08/01/22	436,563
1,003,000	American Express Credit Corp., 1.88%, due 05/03/19	998,380
290,000	American Homes 4 Rent, LP REIT, 4.25%, due 02/15/28	277,967
471,000	American Tower Corp. REIT, 3.55%, due 07/15/27‡	440,946
235,000	American Tower Corp. REIT, 4.70%, due 03/15/22	242,886
180,000	AmeriGas Partners, LP/AmeriGas Finance Corp., 5.50%, due 05/20/25	177,750
400,000	Anadarko Petroleum Corp., 4.85%, due 03/15/21	411,308
6,000,000	Anadarko Petroleum Corp., 7.14%, due 10/10/36‡‡	2,572,642
156,000	Andeavor Logistics, LP/Tesoro Logistics Finance Corp., 4.25%, due 12/01/27‡	152,712
140,000	Andeavor Logistics, LP/Tesoro Logistics Finance Corp., 5.25%, due 01/15/25	143,560
270,000	Andeavor Logistics, LP/Tesoro Logistics Finance Corp., 6.38%, due 05/01/24	286,875
240,000	Anglo American Capital Plc, 4.75%, due 04/10/27‡ 144A	234,296
355,000	Anheuser-Busch InBev Finance, Inc., 4.70%, due 02/01/36	356,505
1,380,000	Anheuser-Busch InBev Finance, Inc., 4.90%, due 02/01/46	1,400,840
275,000	Anheuser-Busch InBev Worldwide, Inc., 4.60%, due 04/15/48	267,446
350,000	Anixter, Inc., 5.63%, due 05/01/19	355,250
230,000	Antero Midstream Partners, LP/Antero Midstream Finance Corp., 5.38%, due 09/15/24	232,587
249,000	Antero Resources Corp., 5.13%, due 12/01/22	253,482
5,000	Anthem, Inc., 5.10%, due 01/15/44	5,201
295,000	Aquarius & Investments Plc for Swiss Reinsurance Co., Ltd., Reg S, 6.38% (USD 5 year swap rate plus 5.210%), due 09/01/24† ‡‡‡	301,524
238,000	Archrock Partners, LP/Archrock Partners Finance Corp., 6.00%, due 04/01/21	240,380
176,000	Archrock Partners, LP/Archrock Partners Finance Corp., 6.00%, due 10/01/22‡	178,420
314,000	Arconic, Inc., 5.13%, due 10/01/24‡	316,944
245,000	Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 6.00%, due 02/15/25 144A	240,406
269,000	Ares Capital Corp., 3.63%, due 01/19/22	263,216
240,000	Ashtead Capital, Inc., 4.38%, due 08/15/27 144A	228,600
180,000	ASP AMC Merger Sub, Inc., 8.00%, due 05/15/25 144A	137,700
150,000	AT&T, Inc., 2.63%, due 12/01/22	143,667
619,000	AT&T, Inc., 3.40%, due 05/15/25	590,192
3,000,000	AT&T, Inc., 3.97%, due 11/27/22‡‡ 144A	2,568,097
10,000	AT&T, Inc., 4.45%, due 05/15/21	10,248
110,000	AT&T, Inc., 5.25%, due 03/01/37	109,953
200,000	Australia & New Zealand Banking Group, Ltd., 6.75% (USISDA05 plus 5.168%)† ††††† 144A	207,500
150,000	Autodesk, Inc., 3.50%, due 06/15/27	139,972
197,000	Avolon Holdings Funding, Ltd., 5.13%, due 10/01/23 144A	199,616

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued
190,000	AXA SA, 8.60%, due 12/15/30	247,475
260,000	Azul Investments LLP, 5.88%, due 10/26/24 144A	225,930
185,000	BAC Capital Trust XIV, 4.00% (3 mo. USD LIBOR plus 0.400%)† †††††	155,631
2,160,000	BAE Systems Holdings, Inc., 6.38%, due 06/01/19 144A	2,207,416
200,000	Banco Santander SA, 3.85%, due 04/12/23‡	195,600
200,000	Banco Santander SA, 4.38%, due 04/12/28	190,057
187,000	Banff Merger Sub, Inc., 9.75%, due 09/01/26‡ 144A	190,179
87,000	Bank of America Corp., 2.60%, due 01/15/19	86,990
2,526,000	Bank of America Corp., 3.50%, due 04/19/26	2,444,568
420,000	Bank of America Corp., 5.13% (3 mo. USD LIBOR plus 3.387%)† ††††† ‡	423,675
270,000	Bank of America Corp., 6.30% (3 mo. USD LIBOR plus 4.553%)† †††††	288,900
740,000	Bank of America Corp., (MTN), 3.30%, due 01/11/23	730,159
755,000	Bank of America Corp., (MTN), 3.59% (3 mo. USD LIBOR plus 1.370%), due 07/21/28†	720,623
385,000	Bank of America Corp., (MTN), 3.82% (3 mo. USD LIBOR plus 1.575%), due 01/20/28†	375,047
378,000	Bank of America Corp., (MTN), 3.95%, due 04/21/25	370,417
500,000	Bank of America Corp., (MTN), 4.13%, due 01/22/24	508,346
165,000	Bank of America Corp., (MTN), 4.20%, due 08/26/24	165,900
124,000	Bank of America Corp., (MTN), 4.25%, due 10/22/26	122,703
210,000	Bank of America Corp., (MTN), 4.27%, due 07/23/29◆	209,997
1,205,000	Bank of America Corp., (MTN), 4.45%, due 03/03/26	1,208,344
200,000	Bank of Montreal (MTN), 2.80%, due 04/13/21◆	200,873
155,000	Bank of Montreal (MTN), 3.10%, due 04/13/21	154,437
425,000	Banque Federative du Credit Mutuel SA, 2.20%, due 07/20/20 144A	416,688
670,000	Barclays Bank Plc, 2.65%, due 01/11/21	657,041
575,000	Barclays Plc, 3.68%, due 01/10/23	560,541
325,000	Barclays Plc, 4.38%, due 01/12/26	315,893
400,000	Barclays Plc, 4.97%, due 05/16/29◆	394,612
240,000	Barclays Plc, 7.75%◆ †††††	241,200
770,000	BAT Capital Corp., 3.22%, due 08/15/24 144A	734,884
240,000	Bausch Health Cos., Inc., 6.13%, due 04/15/25‡ 144A	228,600
255,000	Bayer US Finance II LLC, 3.00%, due 06/25/21◆ 144A	256,091
400,000	Bayer US Finance II LLC, 3.50%, due 06/25/21 144A	399,330
85,000	Berkshire Hathaway Energy Co., 5.95%, due 05/15/37	100,856
1,312,000	Berkshire Hathaway Energy Co., 6.13%, due 04/01/36	1,592,794
105,000	BHP Billiton Finance USA, Ltd., 6.25% (USD 5 year swap rate plus 4.971%), due 10/19/75† 144A	109,778
1,099,000	Blackstone Holdings Finance Co. LLC, 4.75%, due 02/15/23 144A	1,140,493
110,000	BMW US Capital LLC, 2.75%, due 04/12/21◆ 144A	110,404
145,000	BMW US Capital LLC, 3.10%, due 04/12/21 144A	144,103
510,000	BNP Paribas SA, 3.38%, due 01/09/25 144A	483,467
225,000	BNP Paribas SA, 7.00%◆ ††††† ‡ 144A	227,081
1,835,000	Boston Properties, LP REIT, 5.63%, due 11/15/20	1,909,516
280,000	BPCE SA, 4.50%, due 03/15/25‡ 144A	274,217
415,000	BPCE SA, 5.70%, due 10/22/23 144A	433,153
205,000	Braskem Finance, Ltd., 7.00%, due 05/07/20 144A	215,250
310,000	Braskem Netherlands Finance BV, 4.50%, due 01/10/28 144A	296,034
430,000	Brighthouse Financial, Inc., 3.70%, due 06/22/27	382,421
246,547	British Airways Pass Through Trust, Series 2013-1, Class A, 4.63%, due 12/20/25 144A	252,525

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued
45,994	British Airways Pass Through Trust, Series 2013-1, Class B, 5.63%, due 12/20/21 144A	46,684
134,990	British Airways Pass Through Trust, Series 2018-1, Class A, 4.13%, due 03/20/33 144A	133,671
425,000	Broadcom Corp./Broadcom Cayman Finance, Ltd., 2.38%, due 01/15/20	420,145
495,000	Broadcom Corp./Broadcom Cayman Finance, Ltd., 3.88%, due 01/15/27	466,826
245,000	C&W Senior Financing DAC, 6.88%, due 09/15/27 144A	245,000
305,000	CA, Inc., 3.60%, due 08/15/22	303,072
165,000	Cablevision SA, 6.50%, due 06/15/21 144A	163,350
195,000	Cablevision Systems Corp., 5.88%, due 09/15/22	199,266
725,000	Canadian Imperial Bank of Commerce, 2.70%, due 02/02/21	714,421
859,000	Canadian Pacific Railway Co., 6.13%, due 09/15/15#	1,019,462
475,000	Capital One Financial Corp., 2.50%, due 05/12/20	469,478
958,000	Capital One Financial Corp., 3.20%, due 01/30/23	929,330
420,000	Capital One Financial Corp., 3.45%, due 04/30/21	419,821
220,000	Capital One Financial Corp., 3.50%, due 06/15/23	216,215
122,000	CBS Corp., 3.38%, due 03/01/22	120,497
195,000	CBS Corp., 3.70%, due 08/15/24	189,833
175,000	CCM Merger, Inc., 6.00%, due 03/15/22 144A	180,068
210,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.88%, due 05/01/27 144A	208,688
67,000	CDK Global, Inc., 5.88%, due 06/15/26	69,203
715,000	Celgene Corp., 2.25%, due 08/15/21	691,534
235,000	Cemex SAB de CV, 6.13%, due 05/05/25 144A	243,427
290,000	Cengage Learning, Inc., 9.50%, due 06/15/24‡ 144A	251,212
350,000	Cenovus Energy, Inc., 4.45%, due 09/15/42	303,744
250,000	Cenovus Energy, Inc., 5.40%, due 06/15/47‡	250,988
223,000	Centene Corp., 5.38%, due 06/01/26 144A	228,876
225,000	Centene Corp., 5.63%, due 02/15/21	229,500
205,000	CenterPoint Energy, Inc., 2.50%, due 09/01/22	196,117
200,000	Cequel Communications Holdings I LLC/Cequel Capital Corp., 7.50%, due 04/01/28 144A	210,750
520,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.20%, due 03/15/28	498,442
5,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.46%, due 07/23/22‡	5,088
475,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.75%, due 04/01/48	476,973
1,846,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.38%, due 10/23/35	1,990,537
780,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, due 10/23/45	841,234
386,000	Chemours Co. (The), 6.63%, due 05/15/23	404,177
355,000	Cheniere Corpus Christi Holdings LLC, 5.13%, due 06/30/27	357,219
133,000	Cheniere Corpus Christi Holdings LLC, 5.88%, due 03/31/25	140,149
141,000	Chesapeake Energy Corp., 7.50%, due 10/01/26	141,176
205,000	Cimarex Energy Co., 4.38%, due 06/01/24	207,020
335,000	Cincinnati Bell, Inc., 7.00%, due 07/15/24‡ 144A	309,037
490,000	Citibank NA, 3.05%, due 05/01/20	489,849
455,000	Citigroup, Inc., 2.35%, due 08/02/21	441,567
983,000	Citigroup, Inc., 3.40%, due 05/01/26	935,808
310,000	Citigroup, Inc., 3.67% (3 mo. USD LIBOR plus 1.39%), due 07/24/28†	295,504

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued
1,110,000	Citigroup, Inc., 3.89% (3 mo. USD LIBOR plus 1.563%), due 01/10/28†	1,078,762
180,000	Citigroup, Inc., 4.40%, due 06/10/25	180,185
504,000	Citigroup, Inc., 4.60%, due 03/09/26	508,127
797,000	Citigroup, Inc., 4.65%, due 07/23/48	809,293
520,000	Citigroup, Inc., 4.75%, due 05/18/46	509,147
155,000	Citigroup, Inc., 5.50%, due 09/13/25	165,366
130,000	Citigroup, Inc., 5.90% (3 mo. USD LIBOR plus 4.230%)† †††††	133,250
230,000	Citigroup, Inc., 5.95% (3 mo. USD LIBOR plus 4.068%)† ††††† ‡	235,398
550,000	Citigroup, Inc., 5.95% (3 mo. USD LIBOR plus 4.095%)† †††††	567,284
120,000	Citigroup, Inc., 6.13% (3 mo. USD LIBOR plus 4.478%)† †††††	125,175
385,000	Citigroup, Inc., 6.25% (3 mo. USD LIBOR plus 4.517%)† ††††† ‡	402,325
401,000	Citrix Systems, Inc., 4.50%, due 12/01/27	387,140
250,000	Clear Channel Worldwide Holdings, Inc., 6.50%, due 11/15/22	255,625
243,000	Clearway Energy Operating LLC, 5.38%, due 08/15/24	245,430
225,000	Clearway Energy, Inc., 3.25%, due 06/01/20 144A	225,383
1,024,000	Cleveland Clinic Foundation (The), 4.86%, due 01/01/14#	1,075,634
885,000	CNAC HK Finbridge Co., Ltd., Reg S, 3.50%, due 07/19/22‡‡‡	856,642
286,000	CNO Financial Group, Inc., 5.25%, due 05/30/25	293,865
233,000	Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, due 08/15/26 144A	228,476
180,000	Columbia Pipeline Group, Inc., 4.50%, due 06/01/25	182,231
5,000	Comcast Corp., 3.97%, due 11/01/47	4,474
1,680,000	Comcast Corp., 4.25%, due 01/15/33	1,649,546
79,000	Comcast Corp., 6.40%, due 05/15/38	93,714
20,000	Comcast Corp., 6.50%, due 11/15/35	24,175
79,000	Commercial Metals Co., 5.38%, due 07/15/27	74,458
350,000	Commonwealth Edison Co., 4.00%, due 03/01/48	338,597
200,000	Comunicaciones Celulares SA Via Comcel Trust, 6.88%, due 02/06/24‡ 144A	205,125
45,000	Concho Resources, Inc., 4.88%, due 10/01/47	45,704
575,000	ConocoPhillips Holding Co., 6.95%, due 04/15/29	718,822
65,000	Consolidated Edison Co. of New York, Inc., 4.30%, due 12/01/56	62,222
255,000	Constellation Brands, Inc., 3.20%, due 02/15/23	247,279
400,000	Consumers Energy Co., 3.25%, due 08/15/46	342,913
1,136,195	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.98%, due 10/19/23	1,202,071
155,863	Continental Airlines Pass Through Trust, Series 2012-1, Class B, 6.25%, due 10/11/21	159,819
463,000	Continental Resources, Inc., 5.00%, due 09/15/22	470,215
2,035,000	Cooperatieve Rabobank UA, 3.88%, due 09/26/23 144A	2,030,555
1,526,000	Cox Communications, Inc., 3.35%, due 09/15/26 144A	1,419,915
205,000	Credit Acceptance Corp., 6.13%, due 02/15/21	207,819
300,000	Credit Agricole SA, 7.88% (USD 5 year swap rate plus 4.898%)† ††††† 144A	316,626
250,000	Credit Agricole SA/London, 3.75%, due 04/24/23 144A	245,595
275,000	Credit Suisse Group AG, 7.50%◆ ††††† 144A	283,594
500,000	Credit Suisse Group Funding Guernsey, Ltd., 3.45%, due 04/16/21	498,296
215,000	Credito Real SAB de CV SOFOM ER, 9.13%◆ ††††† 144A	214,196
230,000	Crown Castle Holdings GS V LLC/Crown Castle GS III Corp. REIT, 3.85%, due 04/15/23	228,772
311,000	CSI Compressco, LP/CSI Compressco Finance, Inc., 7.25%, due 08/15/22	290,007
177,000	CSI Compressco, LP/CSI Compressco Finance, Inc., 7.50%, due 04/01/25 144A	181,425
1,160,000	CVS Health Corp., 2.75%, due 12/01/22	1,119,873

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued
675,000	CVS Health Corp., 3.35%, due 03/09/21	674,004
50,000	CVS Health Corp., 4.78%, due 03/25/38	49,917
675,000	CVS Health Corp., 5.05%, due 03/25/48	693,067
120,000	CVS Health Corp., 5.13%, due 07/20/45	123,814
2,769,547	CVS Pass-Through Trust, 7.51%, due 01/10/32 144A	3,222,196
245,000	Cydsa SAB DE CV, 6.25%, due 10/04/27 144A	234,587
1,615,000	Daimler Finance North America LLC, 2.20%, due 05/05/20 144A	1,586,430
414,000	Daimler Finance North America LLC, 3.10%, due 05/04/20‡ 144A	412,838
375,000	DaVita, Inc., 5.00%, due 05/01/25‡	359,531
400,000	DCP Midstream Operating LP, 5.85% (3 mo. USD LIBOR plus 3.850%), due 05/21/43† ‡ 144A	372,000
578,000	DCP Midstream Operating, LP, 5.35%, due 03/15/20 144A	592,450
272,000	DCP Midstream, LP, 7.38%◆ †††††	271,150
215,000	Dell International LLC/EMC Corp., 3.48%, due 06/01/19 144A	215,578
515,000	Dell International LLC/EMC Corp., 6.02%, due 06/15/26 144A	551,278
486,000	Dell International LLC/EMC Corp., 8.35%, due 07/15/46 144A	606,801
843,403	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.82%, due 02/10/24	924,286
405,000	Delta Air Lines, Inc., 3.63%, due 03/15/22	400,254
345,000	Delta Air Lines, Inc., 4.38%, due 04/19/28	333,955
110,000	Delta Merger Sub, Inc., 6.00%, due 09/15/26 144A	111,650
375,000	Deutsche Bank AG, (MTN), 3.38%, due 05/12/21	368,325
250,000	Dexia Credit Local SA, 1.88%, due 09/15/21 144A	240,756
250,000	Dexia Credit Local SA, 3.25%, due 09/26/23 144A	249,332
172,000	Diamondback Energy, Inc., 4.75%, due 11/01/24 144A	172,645
622,000	Digital Realty Trust, LP REIT, 3.70%, due 08/15/27	592,000
665,000	Discover Financial Services, 3.75%, due 03/04/25	634,797
412,000	Discover Financial Services, 3.95%, due 11/06/24	403,352
120,000	Discover Financial Services, 4.10%, due 02/09/27	114,907
72,000	Discover Financial Services, 5.20%, due 04/27/22	74,593
600,000	Discovery Communications LLC, 2.80%, due 06/15/20‡ 144A	594,149
185,000	Discovery Communications LLC, 5.00%, due 09/20/37	180,935
245,000	Dollar Tree, Inc., 3.04%, due 04/17/20◆	245,393
526,000	Dollar Tree, Inc., 4.20%, due 05/15/28	511,891
264,000	Dominion Energy, Inc., 2.58%, due 07/01/20	260,561
115,000	Dominion Energy, Inc., 2.85%, due 08/15/26	104,882
400,000	Dominion Energy, Inc., 4.45%, due 03/15/21	407,668
325,000	DTE Electric Co., 4.05%, due 05/15/48	320,639
2,589,000	Duke Energy Corp., 3.55%, due 09/15/21	2,599,103
420,000	Duke Energy Florida LLC, 3.40%, due 10/01/46	366,552
195,000	Duke Energy Progress LLC, 3.70%, due 10/15/46	178,539
190,000	El Paso Natural Gas Co. LLC, 8.38%, due 06/15/32	240,394
200,000	Electricite de France SA, 3.63%, due 10/13/25 144A	193,656
440,000	Electricite de France SA, 5.25% (USSW10 plus 3.709%)† ††††† 144A	441,650
399,000	Electronic Arts, Inc., 4.80%, due 03/01/26	418,637
50,000	Embraer Overseas, Ltd., 5.70%, due 09/16/23 144A	52,001
373,000	Emera US Finance, LP, 3.55%, due 06/15/26	351,892
340,000	Enable Midstream Partners, LP, 4.95%, due 05/15/28	338,041
355,000	Enbridge Energy Partners, LP, 4.38%, due 10/15/20	360,354

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued
230,000	Enbridge Energy Partners, LP, 6.19% (3 mo. USD LIBOR plus 3.798%), due 10/01/77† ‡	228,850
320,000	Enbridge, Inc., 5.50% (3 mo. USD LIBOR plus 3.418%), due 07/15/77†	297,374
265,000	Enbridge, Inc., 6.25%, due 03/01/78◆	256,948
265,000	Encana Corp., 6.50%, due 08/15/34‡	309,822
179,000	Energy Transfer Equity, LP, 5.88%, due 01/15/24	188,845
110,000	Energy Transfer Partners, LP, 4.20%, due 04/15/27	106,437
270,000	Energy Transfer Partners, LP, 4.95%, due 06/15/28‡	275,404
245,000	Energy Transfer Partners, LP, 5.15%, due 03/15/45	232,100
110,000	EnerSys, 5.00%, due 04/30/23 144A	111,513
54,000	Enova International, Inc., 8.50%, due 09/01/24 144A	54,405
227,000	Enova International, Inc., 8.50%, due 09/15/25 144A	227,000
460,000	Enterprise Products Operating LLC, 3.75%, due 02/15/25	459,868
480,000	Enterprise Products Operating LLC, 5.25%, due 08/16/77◆	448,508
215,000	Equifax, Inc., 3.60%, due 08/15/21	213,781
70,000	Equifax, Inc., 7.00%, due 07/01/37	81,527
184,000	Equinix, Inc. REIT, 5.38%, due 05/15/27	184,460
2,045,000	Escrow GCB General Motors, 8.38%, due 07/15/49 * **** ¤ ^	—
1,169,000	Exelon Corp., 5.10%, due 06/15/45	1,236,901
912,000	Exelon Generation Co. LLC, 4.25%, due 06/15/22	926,317
300,000	Exelon Generation Co. LLC, 5.20%, due 10/01/19	306,364
530,000	Expedia Group, Inc., 3.80%, due 02/15/28	489,447
430,000	Expedia Group, Inc., 5.00%, due 02/15/26	438,667
495,000	Express Scripts Holding Co., 2.60%, due 11/30/20	487,388
1,270,000	Express Scripts Holding Co., 3.40%, due 03/01/27	1,182,368
302,000	Fidelity National Information Services, Inc., 3.63%, due 10/15/20	303,823
1,303,000	Fifth Third Bancorp, 2.88%, due 07/27/20	1,295,282
227,000	Fifth Third Bancorp, 5.10% (3 mo. USD LIBOR plus 3.033%)† †††††	223,028
38,000	Financial & Risk US Holdings, Inc., 6.25%, due 05/15/26†††† 144A	38,188
62,000	Financial & Risk US Holdings, Inc., 8.25%, due 11/15/26†††† 144A	61,779
245,000	FirstEnergy Corp., Series C, 7.38%, due 11/15/31	316,943
200,000	FLIR Systems, Inc., 3.13%, due 06/15/21	196,914
761,000	Ford Motor Co., 4.75%, due 01/15/43	635,776
250,000	Ford Motor Credit Co. LLC, 3.34%, due 03/18/21	246,585
515,000	Ford Motor Credit Co. LLC, 3.81%, due 10/12/21	511,695
395,000	Ford Motor Credit Co. LLC, 5.88%, due 08/02/21	413,373
240,000	Freedom Mortgage Corp., 8.13%, due 11/15/24 144A	234,000
102,000	Freedom Mortgage Corp., 8.25%, due 04/15/25‡ 144A	99,450
72,000	frontdoor, Inc., 6.75%, due 08/15/26‡ 144A	74,340
155,000	FS Investment Corp., 4.00%, due 07/15/19	155,610
140,000	FS Investment Corp., 4.25%, due 01/15/20	140,128
221,000	GCI LLC, 6.88%, due 04/15/25	229,628
1,350,000	GE Capital International Funding Co. Unlimited Co., 4.42%, due 11/15/35	1,272,796
435,000	General Dynamics Corp., 2.88%, due 05/11/20	434,051
520,000	General Dynamics Corp., 3.00%, due 05/11/21	517,412
80,000	General Electric Co., (MTN), 4.38%, due 09/16/20	81,754
450,000	General Motors Co., 4.00%, due 04/01/25	431,646
450,000	General Motors Co., 4.88%, due 10/02/23‡	461,235
160,000	General Motors Financial Co., Inc., 3.26%, due 04/09/21◆	160,669

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued
1,045,000	General Motors Financial Co., Inc., 3.50%, due 07/10/19	1,049,714
410,000	General Motors Financial Co., Inc., 3.55%, due 04/09/21	409,962
351,000	General Motors Financial Co., Inc., 4.00%, due 01/15/25	339,994
1,085,000	General Motors Financial Co., Inc., 4.15%, due 06/19/23	1,081,807
289,000	General Motors Financial Co., Inc., 4.30%, due 07/13/25	281,507
429,000	GLP Capital, LP/GLP Financing II, Inc., 5.38%, due 04/15/26	436,726
265,000	Goldcorp, Inc., 3.63%, due 06/09/21	264,176
919,000	Goldman Sachs Group (The), Inc., 2.63%, due 04/25/21	900,650
140,000	Goldman Sachs Group (The), Inc., 3.50%, due 01/23/25	135,725
85,000	Goldman Sachs Group (The), Inc., 3.75%, due 02/25/26	82,723
570,000	Goldman Sachs Group (The), Inc., 3.81%, due 04/23/29◆	544,372
780,000	Goldman Sachs Group (The), Inc., 3.85%, due 01/26/27	757,546
480,000	Goldman Sachs Group (The), Inc., 4.22%, due 05/01/29◆	473,894
290,000	Goldman Sachs Group (The), Inc., 5.15%, due 05/22/45	296,614
125,000	Goldman Sachs Group (The), Inc., 5.30% (3 mo. USD LIBOR plus 3.834%)† ††††† ‡	125,375
465,000	Goldman Sachs Group (The), Inc., 5.38% (3 mo. USD LIBOR plus 3.922%)† †††††	474,881
130,000	Goldman Sachs Group (The), Inc., 5.75%, due 01/24/22	138,371
480,000	Goldman Sachs Group (The), Inc., (MTN), 7.50%, due 02/15/19	488,375
80,000	Graham Holdings Co., 5.75%, due 06/01/26 144A	82,100
280,000	Greenko Dutch BV, 4.88%, due 07/24/22 144A	267,400
124,000	H&E Equipment Services, Inc., 5.63%, due 09/01/25	124,000
540,000	Halfmoon Parent, Inc., 4.38%, due 10/15/28 144A	539,512
390,000	HCA, Inc., 5.25%, due 04/15/25	403,162
262,000	HCA, Inc., 5.25%, due 06/15/26	270,187
195,000	HCA, Inc., 7.50%, due 02/15/22	214,013
45,000	Hewlett Packard Enterprise Co., 2.10%, due 10/04/19 144A	44,572
69,000	Hewlett Packard Enterprise Co., 2.85%, due 10/05/18	69,003
135,000	Hilton Domestic Operating Co., Inc., 5.13%, due 05/01/26 144A	135,000
112,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.13%, due 12/01/24	114,660
440,000	HSBC Holdings Plc, 2.92%, due 05/18/21◆	440,957
450,000	HSBC Holdings Plc, 3.95%, due 05/18/24◆ ‡	447,341
305,000	HSBC Holdings Plc, 6.88% (USISDA05 plus 5.514%)† †††††	316,437
460,000	Huntington Ingalls Industries, Inc., 5.00%, due 11/15/25 144A	477,618
1,260,000	Husky Energy, Inc., 7.25%, due 12/15/19	1,320,088
256,000	IHS Markit, Ltd., 4.00%, due 03/01/26 144A	245,600
125,000	IHS Markit, Ltd., 4.75%, due 02/15/25 144A	127,129
270,000	IHS Markit, Ltd., 4.75%, due 08/01/28	271,237
110,000	IHS Markit, Ltd., 5.00%, due 11/01/22 144A	113,806
255,000	ING Bank NV, 5.80%, due 09/25/23 144A	269,149
200,000	Instituto Costarricense de Electricidad, 6.38%, due 05/15/43 144A	157,002
200,000	International Game Technology Plc, 6.50%, due 02/15/25 144A	208,500
310,000	International Paper Co., 4.40%, due 08/15/47	286,905
54,000	IPALCO Enterprises, Inc., 3.70%, due 09/01/24	52,432
175,000	IQVIA, Inc., 4.88%, due 05/15/23 144A	176,750
66,000	Iridium Communications, Inc., 10.25%, due 04/15/23‡ 144A	72,290
145,000	Iron Mountain, Inc. REIT, 4.88%, due 09/15/27 144A	133,763
325,000	Israel Electric Corp., Ltd., 9.38%, due 01/28/20‡ 144A	349,653
107,000	j2 Cloud Services LLC/j2 Global Co-Obligor, Inc., 6.00%, due 07/15/25 144A	110,344

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued
110,000	Jacobs Entertainment, Inc., 7.88%, due 02/01/24 144A	117,030
72,000	JB Poindexter & Co., Inc., 7.13%, due 04/15/26 144A	75,060
290,000	Jefferies Financial Group, Inc, 5.50%, due 10/18/23	300,637
500,000	Jefferies Group LLC, 5.13%, due 01/20/23	517,486
340,000	Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.15%, due 01/23/30	306,128
418,000	Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.85%, due 01/15/27	411,670
2,082,000	JPMorgan Chase & Co., 3.20%, due 01/25/23	2,053,379
380,000	JPMorgan Chase & Co., 3.20%, due 06/15/26	360,559
1,430,000	JPMorgan Chase & Co., 3.38%, due 05/01/23	1,404,575
665,000	JPMorgan Chase & Co., 3.51%, due 06/18/22◆	665,944
625,000	JPMorgan Chase & Co., 3.96%, due 11/15/48◆	572,304
340,000	JPMorgan Chase & Co., 4.01%, due 04/23/29◆	334,634
820,000	JPMorgan Chase & Co., 4.25%, due 10/15/20	836,070
90,000	JPMorgan Chase & Co., 4.35%, due 08/15/21	92,327
200,000	JPMorgan Chase & Co., 4.50%, due 01/24/22	206,269
555,000	JPMorgan Chase & Co., 5.30% (3 mo. USD LIBOR plus 3.800%)† †††††	568,875
420,000	JPMorgan Chase & Co., 6.75% (3 mo. USD LIBOR plus 3.780%)† ††††† ‡	458,850
250,000	JPMorgan Chase Bank NA, 3.09%, due 04/26/21◆	249,327
822,000	Juniper Networks, Inc., 3.13%, due 02/26/19	823,335
237,000	Juniper Networks, Inc., 3.30%, due 06/15/20‡	236,876
843,000	Juniper Networks, Inc., 4.60%, due 03/15/21	861,509
200,000	KazMunayGas National Co. JSC, 3.88%, due 04/19/22 144A	199,656
447,000	Keurig Dr Pepper, Inc., 3.55%, due 05/25/21 144A	446,469
2,500,000	Kinder Morgan Energy Partners, LP, 4.15%, due 02/01/24	2,510,203
185,000	Kinder Morgan Energy Partners, LP, 7.75%, due 03/15/32‡	229,475
1,240,000	KKR Group Finance Co. II LLC, 5.50%, due 02/01/43 144A	1,282,304
688,000	KKR Group Finance Co. LLC, 6.38%, due 09/29/20 144A	724,657
200,000	Klabin Finance SA, 4.88%, due 09/19/27 144A	178,500
360,000	Kraft Heinz Foods Co., 3.50%, due 06/06/22	358,067
95,000	Kraft Heinz Foods Co., 4.38%, due 06/01/46	84,223
235,000	Kraft Heinz Foods Co., 4.88%, due 02/15/25 144A	239,080
148,000	Kraft Heinz Foods Co., 5.20%, due 07/15/45	145,187
204,000	Kratos Defense & Security Solutions, Inc., 6.50%, due 11/30/25 144A	210,436
400,000	Kroger Co. (The), Senior Note, 6.15%, due 01/15/20	414,979
180,000	Kronos Acquisition Holdings, Inc., 9.00%, due 08/15/23‡ 144A	170,100
300,000	L Brands, Inc., 5.63%, due 10/15/23‡	300,750
120,000	L Brands, Inc., 6.88%, due 11/01/35‡	102,000
82,000	Ladder Capital Finance Holdings LLP/Ladder Capital Finance Corp., 5.25%, due 03/15/22 144A	82,410
133,000	Ladder Capital Finance Holdings LLP/Ladder Capital Finance Corp., 5.25%, due 10/01/25 144A	125,353
150,000	Laureate Education, Inc., 8.25%, due 05/01/25 144A	161,000
251,000	Lear Corp., 5.25%, due 01/15/25	259,613
470,000	Lehman Brothers Holdings Capital Trust VII, (MTN), 5.86%**** ††† †††††	165
270,000	Lehman Brothers Holdings, Inc., (MTN), Series I, 6.75%, due 12/28/17**** †††	95
890,000	Lehman Brothers Holdings, Inc., Subordinated Note, 6.50%, due 07/19/17**** †††	312
1,150,000	Liberty Mutual Group, Inc., 4.25%, due 06/15/23 144A	1,164,023
1,237,000	Liberty Mutual Group, Inc., 4.95%, due 05/01/22 144A	1,282,193
386,000	Liberty Mutual Group, Inc., Junior Subordinated Note, Series A, 7.80%, due 03/07/87 144A	452,585

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued
105,000	Lions Gate Capital Holdings LLC, 5.88%, due 11/01/24 144A	108,150
230,000	Liquid Telecommunications Financing Plc, 8.50%, due 07/13/22 144A	236,445
800,000	Lloyds Bank Plc, 3.30%, due 05/07/21	797,196
675,000	Lloyds Banking Group Plc, 4.45%, due 05/08/25‡	674,557
300,000	Lloyds Banking Group Plc, 7.50% (USD 5 year swap rate plus 4.760%)† ††††† ‡	310,125
933,000	Lockheed Martin Corp., 4.70%, due 05/15/46	998,523
247,000	LSC Communications, Inc., 8.75%, due 10/15/23‡ 144A	250,396
492,000	LyondellBasell Industries NV, 5.00%, due 04/15/19	494,500
240,000	M&T Bank Corp., 5.13% (3 mo. USD LIBOR plus 3.520%)† ††††† ‡	242,100
300,000	Macquarie Bank, Ltd., 4.88%, due 06/10/25 144A	298,812
1,484,000	Macquarie Group, Ltd., 4.15%, due 03/27/24† 144A	1,479,252
55,000	Magellan Midstream Partners, LP, 4.25%, due 09/15/46	51,518
400,000	Magellan Midstream Partners, LP, 5.15%, due 10/15/43	416,342
700,000	Marriott International, Inc., 3.13%, due 06/15/26	654,200
230,000	Martin Marietta Materials, Inc., 4.25%, due 07/02/24	231,653
340,000	Marvell Technology Group, Ltd., 4.88%, due 06/22/28	342,452
225,000	Masco Corp., 4.38%, due 04/01/26	224,335
225,000	Masco Corp., 4.45%, due 04/01/25	227,516
460,000	Massachusetts Institute of Technology, 4.68%, due 07/01/14#	495,705
175,000	McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 7.88%, due 05/15/24‡ 144A	157,500
239,000	MDC Partners, Inc., 6.50%, due 05/01/24‡ 144A	213,905
270,000	MEDNAX, Inc., 5.25%, due 12/01/23 144A	271,012
346,000	Meredith Corp., 6.88%, due 02/01/26‡ 144A	355,515
195,000	MetLife, Inc., 6.40%, due 12/15/66	207,188
295,000	Mexichem SAB de CV, 5.50%, due 01/15/48 144A	271,772
63,000	MGIC Investment Corp., 5.75%, due 08/15/23	66,150
230,000	Microchip Technology, Inc., 3.92%, due 06/01/21 144A	228,796
525,000	Microchip Technology, Inc., 4.33%, due 06/01/23 144A	522,284
754,000	Microsoft Corp., 4.25%, due 02/06/47	793,679
464,000	Microsoft Corp., 4.45%, due 11/03/45	498,864
590,000	Microsoft Corp., 4.50%, due 02/06/57	638,538
945,000	Morgan Stanley, 3.59% (3 mo. USD LIBOR plus 1.340%), due 07/22/28†	897,606
921,000	Morgan Stanley, 3.88%, due 04/29/24	917,498
816,000	Morgan Stanley, 4.30%, due 01/27/45	787,987
325,000	Morgan Stanley, 5.45% (3 mo. USD LIBOR plus 3.610%)† ††††† ‡	329,144
695,000	Morgan Stanley, (MTN), 3.77%, due 01/24/29◆ ‡	667,902
250,000	Morgan Stanley, (MTN), 3.88%, due 01/27/26	245,974
1,720,000	Morgan Stanley, (MTN), 4.10%, due 05/22/23	1,732,462
438,000	Motorola Solutions, Inc., 4.60%, due 02/23/28‡	429,046
295,000	MPLX, LP, 4.00%, due 03/15/28	284,287
250,000	MPLX, LP, 4.50%, due 04/15/38	236,372
25,000	MPLX, LP, 5.20%, due 03/01/47	25,142
225,000	MTN Mauritius Investment, Ltd., 4.76%, due 11/11/24‡ 144A	204,815
154,000	Murphy Oil Corp., 5.75%, due 08/15/25	156,877
545,000	Mylan, Inc., 4.55%, due 04/15/28 144A	530,830
360,000	Myriad International Holdings BV, 5.50%, due 07/21/25‡ 144A	372,925
44,000	National CineMedia LLC, 6.00%, due 04/15/22	44,770
142,000	Nationstar Mortgage Holdings, Inc., 8.13%, due 07/15/23‡ 144A	149,072

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued
113,000	Nationstar Mortgage Holdings, Inc., 9.13%, due 07/15/26 144A	118,650
330,000	Natura Cosmeticos SA, 5.38%, due 02/01/23‡ 144A	320,925
275,000	Netflix, Inc., 4.88%, due 04/15/28 144A	258,844
375,000	Netflix, Inc., 5.88%, due 11/15/28 144A	375,469
445,000	New England Power Co., 3.80%, due 12/05/47‡ 144A	412,760
170,000	Newell Brands, Inc., 4.20%, due 04/01/26	161,842
123,000	Newfield Exploration Co., 5.63%, due 07/01/24	130,226
157,000	Newfield Exploration Co., 5.75%, due 01/30/22	165,046
435,000	NextEra Energy Capital Holdings, Inc., 3.55%, due 05/01/27‡	419,286
285,000	Nippon Life Insurance Co., 5.10% (USISDA05 plus 3.650%), due 10/16/44† 144A	289,987
670,000	NiSource, Inc., 3.49%, due 05/15/27	636,593
180,000	Nissan Motor Acceptance Corp., 3.65%, due 09/21/21‡ 144A	180,531
780,000	Noble Energy, Inc., 4.15%, due 12/15/21	790,053
205,000	Norbord, Inc., 6.25%, due 04/15/23 144A	214,738
195,000	Northern States Power Co., 3.60%, due 09/15/47	177,455
220,000	Northern States Power Co., 4.13%, due 05/15/44	219,282
370,000	NOVA Chemicals Corp., 5.00%, due 05/01/25 144A	352,425
444,000	NRG Energy, Inc., 6.25%, due 05/01/24	463,980
270,000	NRG Energy, Inc., 6.63%, due 01/15/27	284,850
315,000	Nutrien, Ltd., 4.90%, due 06/01/43	311,184
560,000	NXP BV/NXP Funding LLC, 4.63%, due 06/01/23 144A	569,100
35,000	Olin Corp., 5.00%, due 02/01/30‡	32,769
167,000	Omega Healthcare Investors, Inc. REIT, 4.50%, due 01/15/25	164,002
109,000	Omega Healthcare Investors, Inc. REIT, 4.95%, due 04/01/24	110,656
1,328,000	Oncor Electric Delivery Co. LLC, 3.70%, due 11/15/28 144A	1,325,233
139,000	ONEOK Partners, LP, 5.00%, due 09/15/23	145,013
200,000	ONEOK, Inc., 4.95%, due 07/13/47‡	199,482
175,000	Open Text Corp., 5.88%, due 06/01/26 144A	180,578
385,000	Oracle Corp., 3.80%, due 11/15/37	367,513
320,000	Oracle Corp., 4.30%, due 07/08/34	327,327
150,000	Owens Corning, 4.20%, due 12/15/22	150,471
225,000	Oztel Holdings SPC, Ltd., 6.63%, due 04/24/28 144A	226,080
460,000	Pacific Gas & Electric Co., 6.05%, due 03/01/34	524,210
205,000	Parsley Energy LLC/Parsley Finance Corp., 5.63%, due 10/15/27‡ 144A	206,025
205,000	PECO Energy Co., 3.70%, due 09/15/47	188,724
730,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.50%, due 06/15/19 144A	727,594
1,700,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.90%, due 02/01/24 144A	1,678,912
155,000	Petrobras Global Finance BV, 5.30%, due 01/27/25	145,158
185,000	Petrobras Global Finance BV, 5.75%, due 02/01/29	165,455
160,000	Petrobras Global Finance BV, 6.25%, due 03/17/24	160,920
420,000	Petrobras Global Finance BV, 7.38%, due 01/17/27	426,153
320,000	Petroleos Mexicanos, 4.88%, due 01/24/22	324,480
80,000	Petroleos Mexicanos, 5.38%, due 03/13/22	82,600
255,000	Petroleos Mexicanos, 5.50%, due 01/21/21	263,647
255,000	Petroleos Mexicanos, 6.50%, due 06/02/41	239,700
690,000	Petroleos Mexicanos, 6.75%, due 09/21/47	660,116
350,000	Petroleos Mexicanos, 6.88%, due 08/04/26	370,090
1,006,000	Phillips 66 Partners, LP, 3.61%, due 02/15/25	971,639
774,000	Phillips 66 Partners, LP, 3.75%, due 03/01/28	738,314

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued
115,000	Plains All American Pipeline, LP/PAA Finance Corp., 4.70%, due 06/15/44	103,945
430,000	PNC Bank NA, 2.45%, due 07/28/22	414,103
270,000	PNC Financial Services Group (The), Inc., 4.85% (3 mo. USD LIBOR plus 3.040%)† †††††	270,000
513,000	PNC Financial Services Group (The), Inc., 6.75% (3 mo. USD LIBOR plus 3.678%)† †††††	555,579
200,000	Popular, Inc., 7.00%, due 07/01/19	205,200
540,000	PPL Capital Funding, Inc., 5.00%, due 03/15/44	563,979
134,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, due 05/15/23‡ 144A	143,648
90,000	Providence St. Joseph Health Obligated Group, 2.75%, due 10/01/26	82,490
628,000	Prudential Financial, Inc., 5.88% (3 mo. USD LIBOR plus 4.175%), due 09/15/42†	664,895
1,000,000	Prudential Financial, Inc., 7.38%, due 06/15/19	1,031,598
445,000	Public Service Electric & Gas Co., (MTN), 3.00%, due 05/15/27‡	421,561
355,000	Public Service Electric & Gas Co., (MTN), 3.70%, due 05/01/28	353,176
170,000	QEP Resources, Inc., 6.88%, due 03/01/21	179,350
100,000	Qorvo, Inc., 5.50%, due 07/15/26‡ 144A	102,000
225,000	Quicken Loans, Inc., 5.25%, due 01/15/28‡ 144A	209,813
370,000	Quicken Loans, Inc., 5.75%, due 05/01/25 144A	371,387
340,000	QVC, Inc., 4.38%, due 03/15/23	336,165
225,000	QVC, Inc., 5.13%, due 07/02/22	228,130
130,000	QVC, Inc., 5.45%, due 08/15/34	116,510
220,000	Rackspace Hosting, Inc., 8.63%, due 11/15/24‡ 144A	214,522
132,000	Radian Group, Inc., 4.50%, due 10/01/24	130,350
79,000	Radian Group, Inc., 5.25%, due 06/15/20	80,876
82,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.88%, due 02/15/23‡ 144A	79,335
1,358,000	Realty Income Corp. REIT, 4.13%, due 10/15/26	1,362,829
438,000	Regions Bank/Birmingham AL, 3.37%, due 08/13/21◆	436,883
495,000	Regions Financial Corp., 2.75%, due 08/14/22	477,771
355,000	Revlon Consumer Products Corp., 6.25%, due 08/01/24‡	217,216
490,000	Royal Bank of Canada (MTN), 2.73%, due 04/30/21◆	491,889
1,320,000	Royal Bank of Canada (MTN), 3.20%, due 04/30/21	1,318,054
930,000	Royal Bank of Scotland Group Plc, 3.88%, due 09/12/23	904,369
205,000	Royal Bank of Scotland Group Plc, 5.72% (USD 5 year swap rate plus 5.720%)† ††††† ‡	217,685
200,000	Royal Bank of Scotland Group Plc, 8.63% (USD 5 year swap rate plus 7.598%)† †††††	214,750
231,000	Sabine Pass Liquefaction LLC, 4.20%, due 03/15/28‡	224,518
217,000	Sabine Pass Liquefaction LLC, 5.00%, due 03/15/27	223,046
385,000	Sabine Pass Liquefaction LLC, 5.75%, due 05/15/24	413,764
136,000	Sabine Pass Liquefaction LLC, 5.88%, due 06/30/26	147,097
320,000	Sally Holdings LLC/Sally Capital, Inc., 5.63%, due 12/01/25‡	306,400
290,000	San Diego Gas & Electric Co., 4.15%, due 05/15/48	284,910
255,000	Santander Holdings USA, Inc., 3.40%, due 01/18/23	246,146
345,000	Santander Holdings USA, Inc., 3.70%, due 03/28/22	341,034
240,000	Santander UK Group Holdings Plc, 4.75%, due 09/15/25 144A	234,302
400,000	Schlumberger Holdings Corp., 3.00%, due 12/21/20 144A	397,375
275,000	Schlumberger Investment SA, 3.30%, due 09/14/21 144A	274,945
230,000	Select Medical Corp., 6.38%, due 06/01/21	233,450
922,000	SES SA, 3.60%, due 04/04/23 144A	896,737
485,000	Shire Acquisitions Investments Ireland DAC, 2.88%, due 09/23/23	462,411
865,000	Shire Acquisitions Investments Ireland DAC, 3.20%, due 09/23/26	798,575

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued
150,000	Simmons Foods, Inc., 5.75%, due 11/01/24‡ 144A	115,688
850,000	Simon Property Group, LP REIT, 6.75%, due 02/01/40	1,103,787
230,000	Sinclair Television Group, Inc., 5.63%, due 08/01/24‡ 144A	225,687
500,000	Sinopec Group Overseas Development 2015, Ltd., 2.50%, due 04/28/20 144A	492,040
335,000	Sirius XM Radio, Inc., 5.00%, due 08/01/27 144A	324,015
245,000	Sirius XM Radio, Inc., 5.38%, due 07/15/26 144A	243,775
50,000	SM Energy Co., 6.63%, due 01/15/27‡	51,750
335,000	Societe Generale SA, 7.38% (USD 5 year swap rate plus 6.238%)† ††††† ‡ 144A	346,306
265,000	Societe Generale SA, 8.00% (USISDA05 plus 5.873%)† ††††† ‡ 144A	280,023
200,000	Societe Generale SA, (MTN), Reg S, 8.25% (USD 5 year swap rate plus 6.394%)† ††††† ‡‡‡	201,605
335,000	Southern California Edison Co., 4.00%, due 04/01/47	315,446
1,318,000	Southern Co. (The), 3.25%, due 07/01/26	1,231,306
1,260,000	Southern Co. Gas Capital Corp., 2.45%, due 10/01/23	1,183,518
630,000	Southern Copper Corp., 5.25%, due 11/08/42	639,075
960,594	Spirit Airlines Pass Through Trust, 3.38%, due 08/15/31	919,685
102,000	Springleaf Finance Corp., 6.88%, due 03/15/25	102,000
255,000	Sprint Capital Corp., 6.88%, due 11/15/28	256,912
150,000	Sprint Communications, Inc., 7.00%, due 03/01/20 144A	156,000
250,000	Sprint Communications, Inc., 9.00%, due 11/15/18 144A	251,862
235,000	Sprint Corp., 7.88%, due 09/15/23	254,094
551,250	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, due 03/20/23 144A	550,561
280,000	Standard Industries, Inc./NJ, 5.38%, due 11/15/24 144A	280,700
293,000	State Street Corp., 3.33% (3 mo. USD LIBOR plus 1.000%), due 06/01/77†	262,967
18,000	Stearns Holdings LLC, 9.38%, due 08/15/20 144A	17,730
20,000	Stevens Holding Co., Inc., 6.13%, due 10/01/26†††† 144A	20,375
203,000	Stifel Financial Corp., 4.25%, due 07/18/24	202,988
922,000	Sunoco Logistics Partners Operations, LP, 3.45%, due 01/15/23	901,001
335,000	Sunoco Logistics Partners Operations, LP, 3.90%, due 07/15/26	318,331
271,000	Sunoco Logistics Partners Operations, LP, 4.40%, due 04/01/21	275,829
217,000	Sunoco Logistics Partners Operations, LP, 5.40%, due 10/01/47	215,429
405,000	SunTrust Bank/Atlanta GA, 2.45%, due 08/01/22	389,324
245,000	Symantec Corp., 5.00%, due 04/15/25‡ 144A	243,027
175,000	Synchrony Financial, 2.70%, due 02/03/20	173,093
423,000	Syngenta Finance NV, 4.44%, due 04/24/23‡ 144A	420,851
197,000	Tallgrass Energy Partners, LP/Tallgrass Energy Finance Corp., 4.75%, due 10/01/23‡ 144A	197,064
95,000	Tapstone Energy LLC/Tapstone Energy Finance Corp., 9.75%, due 06/01/22 144A	89,063
215,000	Targa Resources Partners, LP/Targa Resources Partners Finance Corp., 5.88%, due 04/15/26 144A	222,794
270,000	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.25%, due 04/15/21 144A	272,025
760,000	Teachers Insurance & Annuity Association of America, 4.27%, due 05/15/47 144A	739,102
34,000	Teachers Insurance & Annuity Association of America, 6.85%, due 12/16/39 144A	44,705
60,000	Team Health Holdings, Inc., 6.38%, due 02/01/25‡ 144A	52,950
446,000	Tech Data Corp., 4.95%, due 02/15/27	435,579
220,000	Teekay Offshore Partners LP/Teekay Offshore Finance Corp., 8.50%, due 07/15/23‡ 144A	226,600

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued
343,000	Telecom Italia Capital SA, Guaranteed Senior Note, 7.20%, due 07/18/36	357,577
240,000	Telecom Italia SpA, 5.30%, due 05/30/24 144A	234,600
1,414,000	Telefonaktiebolaget LM Ericsson, 4.13%, due 05/15/22	1,406,223
65,000	Tenet Healthcare Corp., 4.38%, due 10/01/21	65,044
170,000	Tervita Escrow Corp., 7.63%, due 12/01/21 144A	176,163
1,303,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, due 10/01/26	1,085,976
225,000	Teva Pharmaceutical Finance Netherlands III BV, 6.75%, due 03/01/28‡	237,751
70,000	Time Warner Cable LLC, 4.13%, due 02/15/21	70,598
380,000	Time Warner Cable LLC, 8.25%, due 04/01/19	389,761
500,000	Transcontinental Gas Pipe Line Co. LLC, 4.60%, due 03/15/48‡	488,580
230,000	Tribune Media Co., 5.88%, due 07/15/22	235,175
75,000	Trident Merger Sub, Inc., 6.63%, due 11/01/25‡ 144A	71,250
255,000	Trimble, Inc., 4.90%, due 06/15/28	256,930
77,000	Tutor Perini Corp., 6.88%, due 05/01/25‡ 144A	79,310
500,000	UBS AG/London, 2.45%, due 12/01/20 144A	490,255
495,000	UBS Group Funding Switzerland AG, 2.86%, due 08/15/23◆ 144A	475,616
1,812,000	UBS Group Funding Switzerland AG, 4.13%, due 04/15/26 144A	1,798,653
2,998,464	United Airlines Pass Through Trust, Series 2014-1, Class A, 4.00%, due 10/11/27	3,037,219
343,347	United Airlines Pass Through Trust, Series 2014-2, Class A, 3.75%, due 03/03/28	341,172
189,710	United Airlines Pass Through Trust, Series 2014-2, Class B, 4.63%, due 03/03/24	190,698
284,171	United Airlines Pass Through Trust, Series 2016-1, Class A, 3.45%, due 01/07/30	273,055
432,644	United Airlines Pass Through Trust, Series 2016-1, Class B, 3.65%, due 07/07/27	416,083
89,000	United Airlines Pass Through Trust, Series 2018-1, Class B, 4.60%, due 09/01/27	88,931
540,000	United Rentals North America, Inc., 4.88%, due 01/15/28	507,600
220,000	United Rentals North America, Inc., 5.50%, due 07/15/25	225,225
105,000	United Rentals North America, Inc., 5.88%, due 09/15/26	108,150
320,000	United Technologies Corp., 4.13%, due 11/16/28	318,466
230,000	Universal Health Services, Inc., 4.75%, due 08/01/22‡ 144A	231,725
275,000	Universal Health Services, Inc., 5.00%, due 06/01/26 144A	277,062
200,000	UPC Holding BV, 5.50%, due 01/15/28‡ 144A	190,314
168,811	US Airways Pass Through Trust, Series 2010-1, Class A, 6.25%, due 10/22/24	181,049
193,573	US Airways Pass Through Trust, Series 2012-1, Class A, 5.90%, due 04/01/26	208,091
145,000	US Concrete, Inc., 6.38%, due 06/01/24	147,422
210,000	Vale Overseas, Ltd., 6.25%, due 08/10/26	230,664
490,000	Valero Energy Corp., 3.40%, due 09/15/26	466,595
115,000	Vector Group, Ltd., 6.13%, due 02/01/25 144A	106,950
200,000	Vedanta Resources Plc, 6.38%, due 07/30/22 144A	193,250
329,000	Ventas Realty, LP REIT, 3.50%, due 02/01/25	314,557
2,000,000	Ventas Realty, LP/Ventas Capital Corp. REIT, 2.70%, due 04/01/20	1,983,232
260,000	VEREIT Operating Partnership, LP REIT, 4.60%, due 02/06/24	261,154
130,000	VeriSign, Inc., 4.75%, due 07/15/27	127,199
170,000	VeriSign, Inc., 5.25%, due 04/01/25	173,825
349,000	Verisk Analytics, Inc., 4.00%, due 06/15/25‡	345,227
255,000	Verizon Communications, Inc., 4.40%, due 11/01/34	249,380
250,000	Verizon Communications, Inc., 4.50%, due 08/10/33	248,609
1,017,000	Verizon Communications, Inc., 4.52%, due 09/15/48‡	971,012
310,000	Verizon Communications, Inc., 4.67%, due 03/15/55	292,667
1,074,000	Verizon Communications, Inc., 4.86%, due 08/21/46‡	1,075,404
207,000	Viacom, Inc., 4.38%, due 03/15/43	181,295

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued
357,000	Viacom, Inc., 5.85%, due 09/01/43	378,951
230,000	Viacom, Inc., 6.25% (3 mo. USD LIBOR plus 3.899%), due 02/28/57†	227,430
824,000	Virginia Electric & Power Co., 3.15%, due 01/15/26	793,225
223,000	Vista Outdoor, Inc., 5.88%, due 10/01/23	219,655
290,000	VMware, Inc., 2.95%, due 08/21/22	279,392
405,000	Voya Financial, Inc., 5.65% (3 mo. USD LIBOR plus 3.580%), due 05/15/53†	409,050
1,178,000	Voya Financial, Inc., 3.13%, due 07/15/24	1,112,802
491,000	Warner Media LLC, 3.80%, due 02/15/27	470,501
260,000	Warner Media LLC, 4.70%, due 01/15/21	267,158
200,000	Warner Media LLC, 4.75%, due 03/29/21	206,162
855,000	WEA Finance LLC/Westfield UK & Europe Finance Plc REIT, 2.70%, due 09/17/19 144A	852,958
496,000	Wells Fargo & Co., 3.07%, due 01/24/23	484,397
585,000	Wells Fargo & Co., 5.88% (3 mo. USD LIBOR plus 3.990%)† ††††† ‡	616,087
315,000	Wells Fargo & Co., Series K, Class A, 6.10% (3 mo. USD LIBOR plus 3.770%)† †††††	319,627
708,000	Welltower, Inc. REIT, 4.50%, due 01/15/24	720,723
115,000	West Corp., 8.50%, due 10/15/25 144A	106,088
319,000	Western Digital Corp., 4.75%, due 02/15/26	309,095
170,000	WestRock RKT Co., 3.50%, due 03/01/20	170,064
1,000,000	Weyerhaeuser Co. REIT, 7.38%, due 10/01/19	1,041,976
315,000	Williams Cos. (The), Inc., 3.75%, due 06/15/27	300,401
400,000	Williams Cos. (The), Inc., 4.55%, due 06/24/24	406,884
135,000	Williams Cos. (The), Inc., 4.85%, due 03/01/48	131,005
275,000	Williams Cos. (The), Inc., 5.75%, due 06/24/44	295,302
201,000	Windstream Services LLC/Windstream Finance Corp., 10.50%, due 06/30/24‡‡‡‡	172,860
80,000	WM Wrigley Jr Co., 2.40%, due 10/21/18 144A	79,994
320,000	WM Wrigley Jr Co., 2.90%, due 10/21/19 144A	319,436
90,000	WM Wrigley Jr Co., 3.38%, due 10/21/20 144A	90,126
145,000	WMG Acquisition Corp., 4.88%, due 11/01/24 144A	142,100
152,000	WMG Acquisition Corp., 5.50%, due 04/15/26 144A	151,240
90,000	WPX Energy, Inc., 5.25%, due 09/15/24	90,900
1,496,000	Xcel Energy, Inc., 4.00%, due 06/15/28	1,501,652
196,000	XPO Logistics, Inc., 6.50%, due 06/15/22 144A	203,105
310,000	YPF SA, 8.50%, due 07/28/25 144A	303,416

		279,006,406

	Mortgage Backed Securities - Private Issuers — 9.7%
450,000	Americold LLC, Series 2010-ARTA, Class D, 7.44%, due 01/14/29 144A	476,052
99,516	Angel Oak Mortgage Trust I LLC, Series 2018-1, Class A1, 3.26%, due 04/27/48◆◆ ‡‡‡‡	99,756
197,641	Angel Oak Mortgage Trust I LLC, Series 2018-3, Class A1, 3.65%, due 09/25/48◆◆ ‡‡‡‡	198,367
711,205	Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.76%, due 04/25/48◆◆ 144A	713,122
113,000	Avenue of Americas Mortgage Trust, Series 2015-1177, Class C, 3.11%, due 12/13/29◆◆ 144A	109,542
264,000	Barclays Commercial Mortgage Trust, Series 2015-MSQ, Class D, 4.12%, due 09/15/32◆◆ 144A	260,058
1,350,000	Barclays Commercial Mortgage Trust, Series 2016-ETC, Class A, 2.94%, due 08/14/36 144A	1,254,763

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
330,000	BBCMS Mortgage Trust, Series 2015-SRCH, Class D, 5.12%, due 08/10/35◆◆ 144A	338,468
301,000	BBCMS Mortgage Trust, Series 2018-TALL, Class B, 3.13%, due 03/15/37◆◆ ‡‡‡‡	301,440
207,000	BBCMS Mortgage Trust, Series 2018-TALL, Class E, 4.60%, due 03/15/37◆◆ 144A	208,131
184,720	Bear Stearns ALT-A Trust, Series 2004-12, Class 1A3, 2.92% (1 mo. USD LIBOR plus 0.700%), due 01/25/35†	185,128
150,303	Bellemeade Re, Ltd., Series 2017-1, Class M1, 3.92%, due 10/25/27◆◆ 144A	151,434
293,000	Bellemeade Re, Ltd., Series 2018-1A, Class M1B, 3.82%, due 04/25/28◆◆ 144A	294,940
150,000	Bellemeade Re, Ltd., Series 2018-2A, Class M1A, 3.17%, due 08/25/28◆◆ 144A	150,345
265,000	BHMS, Series 2018-ATLS, Class A, 3.41%, due 07/15/35◆◆ 144A	265,776
190,000	BX Commercial Mortgage Trust, Series 2018-BIOA, Class D, 3.48%, due 03/15/37◆◆ 144A	190,698
700,000	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A3, 3.01%, due 05/10/58	668,183
240,000	CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class E, 4.31% (1 mo. LIBOR plus 2.150%), due 07/15/32† ‡‡‡‡	240,249
351,000	CHT Mortgage Trust, Series 2017-CSMO, Class D, 4.41%, due 11/15/36◆◆ 144A	352,446
797,641	CIM Trust, Series 2017-3, 4.10%, due 01/25/57◆◆ 144A	816,839
364,727	CIM Trust, Series 2017-6, 3.02%, due 06/25/57◆◆ 144A	358,306
633,410	Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class A2, 2.96%, due 11/10/46	633,153
1,600,000	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A3, 3.36%, due 07/10/47	1,588,765
1,500,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4, 2.88%, due 02/10/48	1,442,155
1,772,000	Citigroup Commercial Mortgage Trust, Series 2016-P5, Class A2, 2.40%, due 10/10/49	1,725,128
115,000	Citigroup Commercial Mortgage Trust, Series 2017-1500, Class E, 4.66%, due 07/15/32◆◆ ‡‡‡‡	114,947
820,000	Citigroup Commercial Mortgage Trust, Series 2017-MDRC, Class D, 4.31% (1 mo. LIBOR plus 2.250%), due 07/15/30† ‡‡‡‡	819,398
1,400,000	Citigroup Commercial Mortgage Trust, Series 2017-P8, Class A3, 3.20%, due 09/15/50	1,340,316
27,500,000	Citigroup Commercial Mortgage Trust, (IO), Series 2014-GC21, Class XB, 0.58%, due 05/10/47¤ ◆◆	659,010
140,000	CLNS Trust, Series 2017-IKPR, Class C, 3.23% (1 mo. LIBOR plus 1.100%), due 06/11/32† 144A	140,298
315,000	Cold Storage Trust, Series 2017-ICE3, Class D, 4.26% (1 mo. LIBOR plus 2.100%), due 04/15/36† 144A	317,335
94,055	COLT Mortgage Loan Trust, Series 2018-2, Class A1, 3.47%, due 07/27/48◆◆ 144A	93,960
221,000	Commercial Mortgage Pass Through Certificates, Series 2012-LC4, Class B, 4.93%, due 12/10/44◆◆	224,799
405,000	Commercial Mortgage Pass Through Certificates, Series 2013-300P, Class D, 4.54%, due 08/10/30◆◆ 144A	408,238
72,946	Commercial Mortgage Pass Through Certificates, Series 2013-LC6, Class A3, 2.67%, due 01/10/46	70,997
1,600,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR20, Class A3, 3.33%, due 11/10/47	1,580,980
195,000	Commercial Mortgage Pass Through Certificates, Series 2014-PAT, Class D, 4.28% (1 mo. LIBOR plus 2.150%), due 08/13/27† 144A	195,058
390,000	Commercial Mortgage Pass Through Certificates, Series 2014-TWC, Class D, 4.40% (1 mo. LIBOR plus 2.250%), due 02/13/32† 144A	392,819
2,036,835	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A2, 2.82%, due 03/10/47	2,036,348

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
1,200,000	Commercial Mortgage Pass Through Certificates, Series 2015-CR25, Class A3, 3.51%, due 08/10/48	1,191,908
1,197,000	Commercial Mortgage Pass Through Certificates, Series 2018-COR3, Class A3, 4.23%, due 05/10/51	1,233,848
53,000,000	Commercial Mortgage Pass Through Certificates, (IO), Series 2014-CR17, Class XB, 0.28%, due 05/10/47◆◆ ‡‡‡‡	643,616
355,000	Core Industrial Trust, Series 2015-CALW, Class F, 3.98%, due 02/10/34◆◆ 144A	345,349
515,000	Credit Suisse Mortgage Trust, Series 2006-OMA, Class B2, 5.54%, due 05/15/23‡‡‡‡	525,176
773,636	Credit Suisse Mortgage Trust, Series 2017-HL1, Class A3, 3.50%, due 06/25/47◆◆ 144A	764,543
387,689	Credit Suisse Mortgage Trust, Series 2018, 2.99%, due 12/04/46◆◆ 144A	387,689
1,100,000	CSAIL Commercial Mortgage Trust, Series 2017-C8, Class A3, 3.13%, due 06/15/50	1,045,913
775,000	CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A4, 3.19%, due 11/15/50	741,020
390,967	DBGS Mortgage Trust, Series 2018-BIOD, Class A, 2.96%, due 05/15/35◆◆ 144A	391,689
221,405	Fremont Home Loan Trust, Series 2004-B, Class M1, 3.09% (1 mo. USD LIBOR plus 0.870%), due 05/25/34†	219,180
339,000	GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX, 3.49%, due 12/15/34◆◆ 144A	337,124
220,000	GAHR Commercial Mortgage Trust, Series 2015-NRF, Class EFX, 3.49%, due 12/15/34◆◆ 144A	217,868
174,232	Galton Funding Mortgage Trust, Series 2018-1, Class A43, 3.50%, due 11/25/57◆◆ 144A	173,837
22,116	GMACM Mortgage Loan Trust, Series 2004-AR2, Class 3A, 4.72%, due 08/19/34◆◆	21,524
85,000	Great Wolf Trust, Series 2017-WOLF, Class E, 5.41%, due 09/15/34◆◆ ‡‡‡‡	85,614
1,329,098	GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, due 05/10/45	1,331,723
260,000	GS Mortgage Securities Trust, Series 2015-590M, Class C, 3.93%, due 10/10/35◆◆ 144A	253,781
900,000	GS Mortgage Securities Trust, Series 2015-GC28, Class A4, 3.14%, due 02/10/48	877,481
325,000	GS Mortgage Securities Trust, Series 2016-RENT, Class D, 4.20%, due 02/10/29◆◆ 144A	322,587
200,000	GS Mortgage Securities Trust, Series 2017-485L, Class C, 4.11%, due 02/10/37◆◆ 144A	195,091
145,000	GS Mortgage Securities Trust, Series 2018-CHLL, Class E, 4.51%, due 02/15/37◆◆ ‡‡‡‡	146,468
100,000	Hilton Orlando Trust, Series 2018-ORL, Class D, 3.86%, due 12/15/34◆◆ ‡‡‡‡	100,300
100,000	Hudsons Bay Simon JV Trust, Series 2015-HBFL, Class DFL, 6.01% (1 mo. LIBOR plus 3.650%), due 08/05/34† 144A	100,247
170,000	IMT Trust, Series 2017-APTS, Class CFX, 3.61%, due 06/15/34◆◆ 144A	164,949
1,725,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A3, 3.67%, due 04/15/47	1,737,662
824,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class A2, 2.82%, due 11/15/48	817,184
700,000	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A3A, 2.88%, due 06/15/49	664,125
1,300,000	JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.41%, due 03/15/50	1,273,914
1,321,989	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A4, 4.72%, due 02/15/46 144A	1,356,241
500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A3, 3.53%, due 01/15/46	501,700
455,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-MAR7, Class C, 4.49%, due 06/05/32 144A	448,263

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
760,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A3, 2.56%, due 08/15/49	705,139
1,600,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP6, Class A3, 3.11%, due 07/15/50	1,557,903
148,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-PHH, Class A, 3.07%, due 06/15/35◆◆ ‡‡‡‡	148,350
955,956	JPMorgan Mortgage Trust, Series 2016-1, Class A5, 3.50%, due 05/25/46◆◆ 144A	946,209
621,342	JPMorgan Mortgage Trust, Series 2016-4, Class A5, 3.50%, due 10/25/46◆◆ 144A	613,305
1,426,974	JPMorgan Mortgage Trust, Series 2017-2, Class A5, 3.50%, due 05/25/47◆◆ 144A	1,409,328
695,629	JPMorgan Mortgage Trust, Series 2017-3, Class 1A5, 3.50%, due 08/25/47◆◆ 144A	687,027
293,622	Lehman XS Trust, Series 2006-GP4, Class 1A1, 2.42% (1 mo. USD LIBOR plus 0.205%), due 08/25/46†	291,663
326,773	LSTAR Securities Investment, Ltd., Series 2017-5, Class A, 4.26% (1 mo. USD LIBOR plus 2.000%), due 05/01/22† 144A	327,530
249,092	LSTAR Securities Investment, Ltd., Series 2017-8, Class A, 3.91%, due 11/01/22◆◆ 144A	249,812
197,671	MetLife Securization Trust 2018-1, Series 2018-1A, Class A, 3.75%, due 03/25/57◆◆ 144A	197,203
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4, 2.92%, due 02/15/46	97,963
1,600,000	Morgan Stanley Capital I Trust, Series 2016-UB11, Class A3, 2.53%, due 08/15/49	1,474,358
342,000	Morgan Stanley Capital I Trust, Series 2017-CLS, Class D, 3.56%, due 11/15/34◆◆ 144A	342,527
386,750	MSCG Trust, Series 2016-SNR, Class D, 6.55%, due 11/15/34 144A	383,613
95,000	Natixis Commercial Mortgage Securities Trust, Series 2018-285M, Class D, 3.92%, due 11/15/32◆◆ ‡‡‡‡	92,830
165,000	Natixis Commercial Mortgage Securities Trust, Series 2018-ALXA, Class C, 4.46%, due 01/15/43◆◆ 144A	164,173
160,000	One Market Plaza Trust, Series 2017-1MKT, Class D, 4.15%, due 02/10/32 144A	157,319
67,456	Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, 3.80%, due 05/25/35◆◆	66,509
330,000	Radnor RE Ltd., Series 2018-1, Class M1, 3.62%, due 03/25/28◆◆ 144A	330,986
765,128	Sequoia Mortgage Trust, Series 2017-4, Class A4, 3.50%, due 07/25/47◆◆ 144A	757,951
2,058,688	Small Business Administration Participation Certificates, Series 2013-20L, Class 1, 3.38%, due 12/01/33	2,060,335
290,000	STACR Trust, Series 2018-DNA3, Class M1, 2.88%, due 09/25/48◆◆ 144A	290,695
130,831	Starwood Mortgage Residential Trust, Series 2018-IMC1, Class A1, 3.79%, due 03/25/48◆◆ 144A	131,155
215,000	UBS Commercial Mortgage Trust, Series 2012-C1, Class B, 4.82%, due 05/10/45	223,149
675,000	UBS Commercial Mortgage Trust, Series 2017-C2, Class ASB, 3.26%, due 08/15/50	660,935
1,400,000	UBS Commercial Mortgage Trust, Series 2017-C5, Class A4, 3.21%, due 11/15/50	1,338,669
550,000	UBS Commercial Mortgage Trust, Series 2018-C9, Class A3, 3.85%, due 03/15/51	550,421
2,272,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4, 3.09%, due 08/10/49	2,243,845
1,501,751	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3, 2.92%, due 03/10/46	1,472,952
1,523,797	UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A3, 3.60%, due 01/10/45	1,526,959
490,000	VNO Mortgage Trust, Series 2013-PENN, Class D, 4.08%, due 12/13/29◆◆ 144A	489,034

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
20,513	WaMu Mortgage Pass Through Certificates, Series 2003-AR9, Class 1A7, 4.33%, due 09/25/33◆◆	21,156
363,000	Wells Fargo Commercial Mortgage Trust, Series 2013-120B, Class C, 2.80%, due 03/18/28◆◆ 144A	357,157
1,500,000	Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class A2, 2.40%, due 08/15/49	1,373,940
3,000,000	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A3, 2.64%, due 11/15/49	2,786,765
950,000	Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A4, 3.19%, due 07/15/50	910,071
1,500,000	Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class A3, 3.21%, due 11/15/50	1,436,785
1,400,000	Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A4, 3.37%, due 03/15/50	1,359,934
110,000	Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class D, 3.81%, due 12/15/34◆◆ ‡‡‡‡	110,528
2,560,000	WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class A4, 4.90%, due 06/15/44◆◆ 144A	2,651,902
1,462,000	WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class A4, 3.20%, due 03/15/48	1,445,706
195,000	WF-RBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.62%, due 08/15/46◆◆	198,108

		74,677,260

	Mortgage Backed Securities - U.S. Government Agency Obligations — 26.0%
648,673	FHLMC Gold, Pool # A89870, 4.50% , due 11/01/39	676,563
495,742	FHLMC Gold, Pool # A96970, 4.00% , due 02/01/41	505,229
826,640	FHLMC Gold, Pool # C91908, 3.00% , due 01/01/37	806,331
664,608	FHLMC Gold, Pool # G06231, 4.00% , due 12/01/40	677,325
310,206	FHLMC Gold, Pool # G06409, 6.00% , due 11/01/39	343,522
169,679	FHLMC Gold, Pool # G06875, 5.50% , due 12/01/38	183,906
618,232	FHLMC Gold, Pool # G07021, 5.00% , due 09/01/39	656,506
864,112	FHLMC Gold, Pool # G08672, 4.00% , due 10/01/45	874,697
1,361,363	FHLMC Gold, Pool # G08721, 3.00% , due 09/01/46	1,305,286
206,718	FHLMC Gold, Pool # G08735, 4.50% , due 10/01/46	213,589
105,964	FHLMC Gold, Pool # G08748, 3.50% , due 02/01/47	104,442
658,032	FHLMC Gold, Pool # G08788, 3.50% , due 11/01/47	648,346
300,633	FHLMC Gold, Pool # G14678, 4.00% , due 12/01/26	307,809
275,965	FHLMC Gold, Pool # G16177, 2.00% , due 01/01/32	258,731
1,831,436	FHLMC Gold, Pool # G60039, 3.00% , due 04/01/43	1,769,014
1,903,431	FHLMC Gold, Pool # G60564, 5.00% , due 02/01/42	2,022,658
1,460,247	FHLMC Gold, Pool # G60700, 4.50% , due 09/01/45	1,513,811
1,682,256	FHLMC Gold, Pool # G60722, 3.00% , due 10/01/46	1,613,223
702,373	FHLMC Gold, Pool # G60767, 3.50% , due 10/01/46	693,452
416,967	FHLMC Gold, Pool # G60788, 3.50% , due 12/01/46	411,699
1,711,669	FHLMC Gold, Pool # G60804, 4.50% , due 05/01/42	1,775,477
1,622,797	FHLMC Gold, Pool # G60806, 5.00% , due 12/01/44	1,728,632
1,869,323	FHLMC Gold, Pool # G60931, 3.00% , due 02/01/47	1,800,694
2,095,566	FHLMC Gold, Pool # G60934, 3.50% , due 06/01/45	2,079,339
1,327,007	FHLMC Gold, Pool # G60989, 3.00% , due 12/01/46	1,272,320

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
1,766,804	FHLMC Gold, Pool # G61043, 4.00% , due 07/01/47	1,792,657
1,197,023	FHLMC Gold, Pool # G61194, 3.50% , due 11/01/47	1,181,425
1,824,691	FHLMC Gold, Pool # G61242, 4.50% , due 12/01/45	1,891,480
377,909	FHLMC Gold, Pool # G61581, 4.00% , due 08/01/48	383,256
1,800,175	FHLMC Gold, Pool # G67703, 3.50% , due 04/01/47	1,778,141
203,421	FHLMC Gold, Pool # J16432, 3.50% , due 08/01/26	204,654
212,349	FHLMC Gold, Pool # J17763, 3.50% , due 01/01/27	213,638
573,378	FHLMC Gold, Pool # J26100, 3.00% , due 10/01/28	568,438
666,158	FHLMC Gold, Pool # J34888, 2.50% , due 07/01/31	642,820
419,579	FHLMC Gold, Pool # J35715, 2.50% , due 11/01/31	404,866
1,481,541	FHLMC Gold, Pool # Q04020, 4.00% , due 10/01/41	1,509,937
1,223,780	FHLMC Gold, Pool # Q09224, 4.00% , due 07/01/42	1,247,419
270,141	FHLMC Gold, Pool # Q11218, 3.50% , due 09/01/42	268,049
524,551	FHLMC Gold, Pool # Q12052, 3.50% , due 10/01/42	520,488
1,044,101	FHLMC Gold, Pool # Q12862, 3.50% , due 11/01/42	1,036,029
505,828	FHLMC Gold, Pool # Q17792, 3.50% , due 05/01/43	501,925
2,009,650	FHLMC Gold, Pool # Q34842, 3.00% , due 07/01/45	1,931,237
1,547,418	FHLMC Gold, Pool # Q36815, 4.00% , due 10/01/45	1,566,163
2,112,019	FHLMC Gold, Pool # Q41917, 3.50% , due 07/01/46	2,083,279
2,222,159	FHLMC Gold, Pool # Q41918, 3.50% , due 07/01/46	2,194,981
1,436,240	FHLMC Gold, Pool # Q42618, 3.00% , due 08/01/46	1,377,127
546,558	FHLMC Gold, Pool # Q44399, 3.50% , due 11/01/46	539,201
1,582,396	FHLMC Gold, Pool # Q44455, 3.50% , due 11/01/46	1,561,812
1,543,164	FHLMC Gold, Pool # Q45741, 3.50% , due 01/01/47	1,524,276
239,359	FHLMC Gold, Pool # Q49494, 4.50% , due 07/01/47	247,324
491,305	FHLMC Gold, Pool # Q51461, 3.50% , due 10/01/47	484,093
975,710	FHLMC Gold, Pool # Q54957, 4.00% , due 03/01/48	987,043
463,371	FHLMC Gold, Pool # V60565, 3.00% , due 06/01/29	459,027
1,160,513	FHLMC Gold, Pool # V60599, 3.00% , due 09/01/29	1,149,633
517,803	FHLMC Gold, Pool # V60603, 3.00% , due 09/01/29	512,950
1,469,360	FHLMC Gold, Pool # V82292, 4.00% , due 04/01/46	1,489,825
1,801,294	FHLMC Gold, Pool # V82515, 3.50% , due 06/01/46	1,777,532
421,262	FHLMC Gold, Pool # V82848, 3.00% , due 12/01/46	404,497
550,000	FHLMC Multifamily Structured Pass Through Certificates, Series K059, Class AM, 3.17% , due 09/25/26◆◆	535,913
1,700,000	FHLMC Multifamily Structured Pass Through Certificates, Series K069, Class A2, 3.19% , due 09/25/27◆◆	1,652,987
2,025,000	FHLMC Multifamily Structured Pass Through Certificates, Series K069, Class AM, 3.25% , due 09/25/27◆◆	1,965,179
2,800,000	FHLMC Multifamily Structured Pass Through Certificates, Series K071, Class A2, 3.29% , due 11/25/27	2,742,648
1,300,000	FHLMC Multifamily Structured Pass Through Certificates, Series K071, Class AM, 3.36% , due 11/25/27◆◆	1,271,787
900,000	FHLMC Multifamily Structured Pass Through Certificates, Series K157, Class A2, 3.99% , due 05/25/33◆◆	920,540
480,000	FHLMC Multifamily Structured Pass Through Certificates, Series W5FX, Class AFX, 3.34% , due 04/25/28◆◆	465,444
33,012,985	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K006, Class AX1, 1.11% , due 01/25/20¤ ◆◆	327,545

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
21,433,823	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K007, Class X1, 1.20% , due 04/25/20¤ ◆◆	267,254
26,696,540	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K025, Class X1, 0.98% , due 10/25/22¤ ◆◆	777,195
103,974	FHLMC Reference REMIC, Series R007, Class ZA, 6.00% , due 05/15/36	113,554
974,376	FHLMC REMIC, Series 4777, Class CB, 3.50% , due 10/15/45	971,890
230,820	FHLMC Structured Agency Credit Risk Debt Notes, Series 2016-DNA3, Class M2, 4.22% (1 mo. USD LIBOR plus 2.000%), due 12/25/28†	233,925
480,000	FHLMC Structured Agency Credit Risk Debt Notes, Series 2016-HQA4, Class M2, 3.52% (1 mo. USD LIBOR plus 1.300%), due 04/25/29†	486,567
548,485	FHLMC Structured Agency Credit Risk Debt Notes, Series 2017-DNA1, Class M1, 3.42% (1 mo. USD LIBOR plus 1.200%), due 07/25/29†	553,493
1,168,138	FHLMC Structured Agency Credit Risk Debt Notes, Series 2017-DNA3, Class M1, 2.97% (1 mo. USD LIBOR plus 0.750%), due 03/25/30†	1,173,192
1,500,000	FHLMC TBA, 4.00% , due 10/11/48	1,514,819
775,000	FNMA, 2.38% , due 01/19/23	755,981
310,000	FNMA, 6.63% , due 11/15/30	409,020
4,341	FNMA, Pool # 254548, 5.50% , due 12/01/32	4,681
1,981,333	FNMA, Pool # 254903, 5.00% , due 10/01/33	2,104,685
700,720	FNMA, Pool # 725027, 5.00% , due 11/01/33	746,614
1,323,529	FNMA, Pool # 725331, 4.00% , due 01/01/34	1,351,234
863,039	FNMA, Pool # 735676, 5.00% , due 07/01/35	916,703
539,779	FNMA, Pool # 745148, 5.00% , due 01/01/36	573,612
620,090	FNMA, Pool # 932807, 4.00% , due 09/01/40	631,176
532,996	FNMA, Pool # 983471, 5.50% , due 05/01/38	572,517
673,431	FNMA, Pool # 985184, 5.50% , due 08/01/38	723,492
652,900	FNMA, Pool # 995243, 4.50% , due 08/01/38	677,942
424,532	FNMA, Pool # 995245, 5.00% , due 01/01/39	450,760
914,905	FNMA, Pool # AB6212, 3.00% , due 09/01/42	883,943
1,330,807	FNMA, Pool # AB6802, 3.50% , due 11/01/42	1,320,447
293,451	FNMA, Pool # AB7059, 2.50% , due 11/01/42	273,091
506,987	FNMA, Pool # AB7505, 3.00% , due 01/01/43	489,698
287,254	FNMA, Pool # AB9383, 4.00% , due 05/01/43	292,541
1,719,978	FNMA, Pool # AB9659, 3.00% , due 06/01/43	1,660,519
577,052	FNMA, Pool # AD9153, 4.50% , due 08/01/40	600,832
335,440	FNMA, Pool # AE0469, 6.00% , due 12/01/39	369,790
344,235	FNMA, Pool # AE7685, 4.00% , due 10/01/40	350,389
1,417,435	FNMA, Pool # AH4404, 4.00% , due 01/01/41	1,442,781
208,045	FNMA, Pool # AI1892, 5.00% , due 05/01/41	221,465
649,213	FNMA, Pool # AI1971, 5.00% , due 05/01/41	691,134
1,025,668	FNMA, Pool # AJ9278, 3.50% , due 12/01/41	1,017,687
525,062	FNMA, Pool # AJ9317, 4.00% , due 01/01/42	534,745
1,047,885	FNMA, Pool # AL0215, 4.50% , due 04/01/41**	1,090,962
1,498,798	FNMA, Pool # AL0761, 5.00% , due 09/01/41	1,595,583
1,603,054	FNMA, Pool # AL1895, 3.50% , due 06/01/42	1,590,580
892,604	FNMA, Pool # AL3000, 3.50% , due 12/01/42	885,655
1,174,108	FNMA, Pool # AL3316, 3.50% , due 03/01/43	1,164,969
2,022,733	FNMA, Pool # AL3873, 3.50% , due 07/01/43	2,006,988
387,880	FNMA, Pool # AL5788, 5.00% , due 05/01/42	413,230

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
493,290	FNMA, Pool # AL5955, 5.00% , due 01/01/42	525,026
1,229,909	FNMA, Pool # AL6301, 4.50% , due 06/01/42	1,278,995
1,429,759	FNMA, Pool # AL6663, 4.00% , due 03/01/39	1,452,584
642,163	FNMA, Pool # AL6839, 5.00% , due 04/01/42	683,494
1,004,105	FNMA, Pool # AL7521, 5.00% , due 06/01/39	1,066,428
3,458,082	FNMA, Pool # AL7594, 3.50% , due 08/01/45	3,418,843
1,249,743	FNMA, Pool # AL8191, 4.00% , due 12/01/45	1,268,743
851,801	FNMA, Pool # AL8936, 4.50% , due 05/01/46	883,358
850,236	FNMA, Pool # AL9737, 4.50% , due 08/01/38	882,229
216,796	FNMA, Pool # AO4109, 4.00% , due 06/01/42	220,630
501,607	FNMA, Pool # AO7971, 2.50% , due 06/01/27	488,142
923,100	FNMA, Pool # AP2422, 3.50% , due 08/01/42	915,913
517,432	FNMA, Pool # AQ7923, 3.00% , due 12/01/42	499,910
975,263	FNMA, Pool # AR2001, 3.00% , due 02/01/43	942,345
1,287,504	FNMA, Pool # AS5133, 3.50% , due 06/01/45	1,272,895
362,306	FNMA, Pool # AS6286, 4.00% , due 12/01/45	366,505
587,037	FNMA, Pool # AS6304, 4.00% , due 12/01/45	593,871
492,204	FNMA, Pool # AS6332, 3.50% , due 12/01/45	486,619
765,860	FNMA, Pool # AS6452, 3.50% , due 01/01/46	757,169
317,103	FNMA, Pool # AS7693, 2.00% , due 08/01/31	297,565
725,714	FNMA, Pool # AS7729, 3.00% , due 08/01/46	695,925
444,532	FNMA, Pool # AS8073, 2.50% , due 10/01/46	411,884
946,303	FNMA, Pool # AT0232, 3.00% , due 03/01/43	913,723
467,141	FNMA, Pool # AX3719, 3.50% , due 07/01/27	469,928
1,063,820	FNMA, Pool # AY5617, 3.50% , due 06/01/45	1,051,913
136,591	FNMA, Pool # AY7121, 3.00% , due 04/01/45	131,056
810,340	FNMA, Pool # AZ0611, 3.00% , due 04/01/45	777,746
369,848	FNMA, Pool # AZ3743, 3.50% , due 11/01/45	365,651
1,190,438	FNMA, Pool # AZ4775, 3.50% , due 10/01/45	1,176,930
1,582,423	FNMA, Pool # BD1412, 4.00% , due 06/01/46	1,604,152
3,084,423	FNMA, Pool # BD7043, 4.00% , due 03/01/47	3,127,610
2,888,001	FNMA, Pool # BE7192, 4.00% , due 03/01/47	2,925,552
1,687,323	FNMA, Pool # BH1207, 4.00% , due 06/01/47	1,709,858
1,572,506	FNMA, Pool # BH9320, 4.00% , due 09/01/47	1,594,640
1,093,791	FNMA, Pool # BM1105, 5.00% , due 07/01/41	1,161,642
1,634,466	FNMA, Pool # BM1573, 3.50% , due 07/01/47	1,614,227
1,586,516	FNMA, Pool # BM1655, 5.00% , due 11/01/44	1,684,978
1,757,497	FNMA, Pool # BM1972, 3.50% , due 10/01/37	1,758,509
1,017,753	FNMA, Pool # BM3033, 3.00% , due 10/01/47	975,636
1,145,760	FNMA, Pool # BM3116, 3.00% , due 02/01/47	1,104,571
310,407	FNMA, Pool # BM3258, 3.00% , due 02/01/47	298,775
2,329,175	FNMA, Pool # BM3286, 4.50% , due 11/01/47	2,405,418
1,063,244	FNMA, Pool # BM3491, 4.50% , due 01/01/38	1,104,828
1,800,493	FNMA, Pool # BM3641, 4.00% , due 04/01/48	1,826,032
3,291,950	FNMA, Pool # BM3820, 4.00% , due 02/01/47	3,334,332
1,531,536	FNMA, Pool # CA0655, 3.50% , due 11/01/47	1,511,305
2,179,336	FNMA, Pool # CA2057, 4.50% , due 07/01/48	2,250,585
1,135,977	FNMA, Pool # MA1689, 4.00% , due 12/01/33	1,165,004
11,448	FNMA, Pool # MA2064, 3.00% , due 10/01/24	11,425

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
857,516	FNMA, Pool # MA2164, 3.50% , due 02/01/35	858,407
214,326	FNMA, Pool # MA3182, 3.50% , due 11/01/47	211,099
1,233,467	FNMA, Pool # MA3385, 4.50% , due 06/01/48	1,273,425
250,000	FNMA, Pool # MA3392, 3.50% , due 06/01/33	251,485
44,699	FNMA Connecticut Avenue Securities, Series 2016-C02, Class 1M1, 4.37% (1 mo. USD LIBOR plus 2.150%), due 09/25/28†	44,883
32,911	FNMA Connecticut Avenue Securities, Series 2016-C03, Class 2M1, 4.42% (1 mo. USD LIBOR plus 2.200%), due 10/25/28†	32,989
151,641	FNMA Connecticut Avenue Securities, Series 2016-C04, Class 1M1, 3.67% (1 mo. USD LIBOR plus 1.450%), due 01/25/29†	152,723
1,232,226	FNMA REMIC, Series 2011-59, Class NZ, 5.50% , due 07/25/41	1,327,722
36,098	FNMA REMIC, Series 2012-28, Class B, 6.50% , due 06/25/39	38,343
1,000,000	FNMA TBA, 4.00% , due 10/11/48	1,009,844
1,575,000	FNMA TBA, 4.50% , due 10/11/48	1,624,905
231,253	FNMA-ACES, Series 2014-M4, Class AB2, 3.21% , due 03/25/24	229,435
1,700,000	FNMA-ACES, Series 2015-M10, Class A2, 3.09% , due 04/25/27◆◆	1,639,771
1,191,887	FNMA-ACES, Series 2015-M8, Class AB2, 2.83% , due 01/25/25◆◆	1,156,986
500,000	FNMA-ACES, Series 2016-M7, Class AB2, 2.38% , due 09/25/26	459,785
500,000	FNMA-ACES, Series 2017-M1, Class A2, 2.50% , due 10/25/26◆◆	462,525
2,350,000	FNMA-ACES, Series 2017-M4, Class A2, 2.68% , due 12/25/26◆◆	2,196,459
1,700,000	FNMA-ACES, Series 2017-M8, Class A2, 3.06% , due 05/25/27◆◆	1,637,297
1,000,000	FNMA-ACES, Series 2018-M4, Class A2, 3.14% , due 03/25/28◆◆	958,069
447,451	FNMA-ACES, Series 2018-M10, Class A1, 3.50% , due 07/25/28◆◆	447,594
1,625,000	FNMA-ACES, Series 2018-M10, Class A2, 3.50% , due 07/25/28◆◆	1,599,329
395,456	GNMA, Pool # 004636, 4.50% , due 02/20/40	414,678
73,117	GNMA, Pool # 004678, 4.50% , due 04/20/40	76,670
470,232	GNMA, Pool # 004833, 4.00% , due 10/20/40	482,806
401,808	GNMA, Pool # 004977, 4.00% , due 03/20/41	412,555
1,055,114	GNMA, Pool # 004978, 4.50% , due 03/20/41	1,106,483
1,653,023	GNMA, Pool # 005055, 4.50% , due 05/20/41	1,733,346
237,712	GNMA, Pool # 005334, 5.00% , due 03/20/42	255,910
719,234	GNMA, Pool # 734152, 4.00% , due 01/15/41	737,095
56,485	GNMA, Pool # 783637, 3.00% , due 06/20/42	55,218
455,826	GNMA, Pool # AL8626, 3.00% , due 08/15/45	442,105
83,782	GNMA, Pool # MA0624, 3.00% , due 12/20/42	81,902
380,795	GNMA, Pool # MA0625, 3.50% , due 12/20/42	380,932
217,669	GNMA, Pool # MA0698, 3.00% , due 01/20/43	212,785
745,966	GNMA, Pool # MA0851, 3.00% , due 03/20/43	729,228
127,579	GNMA, Pool # MA1156, 3.00% , due 07/20/43	124,716
179,560	GNMA, Pool # MA1599, 3.00% , due 01/20/44	175,529
370,069	GNMA, Pool # MA2372, 4.00% , due 11/20/44	379,495
1,339,657	GNMA, Pool # MA2754, 3.50% , due 04/20/45	1,336,008
363,399	GNMA, Pool # MA3377, 4.00% , due 01/20/46	372,651
1,188,853	GNMA, Pool # MA3873, 3.00% , due 08/20/46	1,154,076
251,418	GNMA, Pool # MA4125, 2.50% , due 12/20/46	236,046
430,984	GNMA, Pool # MA4261, 3.00% , due 02/20/47	418,089
1,378,883	GNMA II, Pool # AV9421, 3.50% , due 11/20/46	1,375,654
934,278	GNMA II, Pool # AY7555, 3.50% , due 04/20/47	932,286
593,024	GNMA II, Pool # MA0462, 3.50% , due 10/20/42	593,236

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
592,502	GNMA II, Pool # MA0852, 3.50% , due 03/20/43	592,714
512,174	GNMA II, Pool # MA2371, 3.50% , due 11/20/44	510,688
407,622	GNMA II, Pool # MA2825, 3.00% , due 05/20/45	396,498
1,910,373	GNMA II, Pool # MA3803, 3.50% , due 07/20/46	1,902,813
1,226,187	GNMA II, Pool # MA3874, 3.50% , due 08/20/46	1,221,334
462,645	GNMA II, Pool # MA3936, 3.00% , due 09/20/46	449,324
351,613	GNMA II, Pool # MA4071, 4.50% , due 11/20/46	369,746
1,348,669	GNMA II, Pool # MA4263, 4.00% , due 02/20/47	1,373,269
779,129	GNMA II, Pool # MA4964, 4.50% , due 01/20/48	806,349
168,546	GNMA II, Pool # MA5079, 4.50% , due 03/20/48	174,434
500,000	GNMA Pool II TBA, 4.50% , due 10/18/48	516,702

		201,078,745

	Municipal Obligations — 1.0%
60,000	Alabama Economic Settlement Authority, 4.26%, due 09/15/32	61,211
300,000	Bay Area Toll Authority, 6.26%, due 04/01/49	410,538
170,000	California Educational Facilities Authority, 5.00%, due 06/01/46	215,301
90,000	District of Columbia Water & Sewer Authority, 4.81%, due 10/01/14#	98,369
900,000	Energy Northwest, 2.80%, due 07/01/21	888,840
464,000	Municipal Electric Authority of Georgia, 6.64%, due 04/01/57	548,773
1,150,000	New Jersey Economic Development Authority, 2.97%, due 02/15/19‡‡	1,137,787
2,049,000	New Jersey Economic Development Authority, 3.20%, due 02/15/20‡‡	1,960,934
1,000,000	State of California General Obligation, 7.55%, due 04/01/39	1,463,130
695,000	State of Illinois, General Obligation, 5.00%, due 11/01/22	729,986
305,000	University of Texas System (The), 5.00%, due 08/15/47	374,964
105,000	University of Virginia, 4.18%, due 09/01/17#	101,452

		7,991,285

	Sovereign Debt Obligations — 1.3%
440,000	Argentine Republic Government International Bond, 5.88%, due 01/11/28‡	349,360
250,000	Canada Pension Plan Investment Board Capital, Inc., 2.75%, due 11/02/27 144A	237,022
135,000	Colombia Government International Bond, 7.38%, due 09/18/37	170,606
820,000	Corp. Andina de Fomento, 2.13%, due 09/27/21	788,053
55,000	Corp. Andina de Fomento, 2.75%, due 01/06/23	53,075
200,000	Development Bank of Japan, Inc., 2.13%, due 09/01/22 144A	191,131
215,000	Export-Import Bank of India, 3.88%, due 02/01/28 144A	200,632
600,000	Hashemite Kingdom of Jordan Government AID Bond, 3.00%, due 06/30/25	590,408
812,000	Hungary Government International Bond, 5.75%, due 11/22/23	880,971
420,000	Indonesia Government International Bond, 5.88%, due 01/15/24 144A	451,000
200,000	Japan Bank for International Cooperation/Japan, 1.50%, due 07/21/21	190,844
200,000	Japan Finance Organization for Municipalities, 2.13%, due 04/13/21 144A	193,909
400,000	Japan Finance Organization for Municipalities, 2.13%, due 10/25/23 144A	374,360
400,000	Japan Finance Organization for Municipalities, 2.63%, due 04/20/22 144A	389,579
200,000	Panama Government International Bond, 3.75%, due 03/16/25	199,602
200,000	Panama Government International Bond, 4.00%, due 09/22/24	203,202
200,000	Panama Government International Bond, 4.50%, due 04/16/50	198,802
250,000	Province of Alberta Canada, 3.30%, due 03/15/28	245,713
100,000	Province of Manitoba Canada, 2.13%, due 06/22/26‡	91,063
165,000	Province of Ontario Canada, 2.25%, due 05/18/22‡	159,392

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Sovereign Debt Obligations — continued
390,000	Province of Quebec Canada, 2.75%, due 04/12/27	371,648
150,000	Provincia de Buenos Aires, 7.88%, due 06/15/27 144A	125,477
250,000	Qatar Government International Bond, 3.88%, due 04/23/23 144A	252,214
520,000	Qatar Government International Bond, 5.10%, due 04/23/48 144A	541,891
310,000	Saudi Government International Bond, 2.38%, due 10/26/21 144A	299,635
375,000	Saudi Government International Bond, 2.88%, due 03/04/23 144A	362,711
235,000	Saudi Government International Bond, 4.00%, due 04/17/25 144A	235,561
245,000	Saudi Government International Bond, 5.00%, due 04/17/49 144A	249,226
400,000	Tokyo Metropolitan Government, 2.50%, due 06/08/22 144A	388,228
400,000	Turkey Government International Bond, 7.00%, due 06/05/20	404,835
175,000	Uruguay Government International Bond, 4.98%, due 04/20/55	175,438
140,000	Uruguay Government International Bond, 5.10%, due 06/18/50‡	143,325

		9,708,913

	U.S. Government and Agency Obligations — 12.3%
380,000	Federal Farm Credit Banks, 3.22%, due 03/26/31	366,988
320,000	Federal Home Loan Mortgage Corp., 1.38%, due 08/15/19	316,691
55,000	Federal Home Loan Mortgage Corp., 2.38%, due 01/13/22	54,075
25,000	Tennessee Valley Authority, 7.13%, due 05/01/30	33,721
7,444,000	U.S. Treasury Bond, 2.50%, due 05/15/46	6,493,145
7,010,000	U.S. Treasury Bond, 2.75%, due 11/15/42	6,489,590
2,982,000	U.S. Treasury Bond, 2.75%, due 11/15/47	2,730,452
4,165,000	U.S. Treasury Bond, 3.00%, due 02/15/47	4,014,832
2,180,000	U.S. Treasury Bond, 3.00%, due 02/15/48	2,098,463
228,000	U.S. Treasury Bond, 3.00%, due 08/15/48	219,468
8,706,000	U.S. Treasury Bond, 3.13%, due 05/15/48	8,592,074
2,315,000	U.S. Treasury Bond, 4.50%, due 02/15/36	2,747,480
7,832,000	U.S. Treasury Bond, 4.50%, due 05/15/38	9,399,777
913,896	U.S. Treasury Inflation Indexed Note, 0.38%, due 07/15/25	885,081
240,000	U.S. Treasury Note, 1.88%, due 03/31/22	231,802
200,000	U.S. Treasury Note, 2.13%, due 08/15/21	195,879
5,990,000	U.S. Treasury Note, 2.13%, due 05/15/25** *****	5,672,951
3,660,000	U.S. Treasury Note, 2.25%, due 11/15/27	3,426,389
784,000	U.S. Treasury Note, 2.38%, due 01/31/23	766,100
2,715,000	U.S. Treasury Note, 2.63%, due 08/31/20	2,705,508
10,522,000	U.S. Treasury Note, 2.63%, due 05/15/21	10,457,059
12,304,000	U.S. Treasury Note, 2.75%, due 05/31/23	12,204,030
2,111,000	U.S. Treasury Note, 2.75%, due 07/31/23	2,092,529
695,000	U.S. Treasury Note, 2.75%, due 08/31/25	683,665
1,105,000	U.S. Treasury Note, 2.75%, due 02/15/28	1,077,526
963,000	U.S. Treasury Note, 2.88%, due 09/30/23††††	959,746
10,029,000	U.S. Treasury Note, 2.88%, due 08/15/28	9,876,019
250,000	U.S. Treasury Note, 3.00%, due 09/30/25††††	249,746

		95,040,786

	TOTAL DEBT OBLIGATIONS (COST $786,618,325)	763,702,593

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENTS — 1.2%

		Certificate of Deposit — 0.1%
430,000		Ford Motor Credit Co., 3.31%, due 04/09/19‡‡ 144A	422,668

		TOTAL CERTIFICATES OF DEPOSIT (COST $423,056)	422,668

		Mutual Fund - Securities Lending Collateral — 1.1%
8,431,740		State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.97%## ***	8,431,740

		TOTAL MUTUAL FUND - SECURITIES LENDING COLLATERAL (COST $8,431,740)	8,431,740

		TOTAL SHORT-TERM INVESTMENTS (COST $8,854,796)	8,854,408

		TOTAL INVESTMENTS — 100.0% (COST $795,473,121)	772,557,001

		Other Assets and Liabilities (net) — (0.0)%	(270,298)

		NET ASSETS — 100.0%	$772,286,703

		Notes to Schedule of Investments:

		ACES — Alternative Credit Enhancement Securities

		CLO — Collateralized Loan Obligation

		FHLMC — Federal Home Loan Mortgage Corporation

		FNMA — Federal National Mortgage Association

		GNMA — Government National Mortgage Association

		IO — Interest Only

		MTN — Medium Term Note

		REIT — Real Estate Investment Trust

		REMIC — Real Estate Mortgage Investment Conduit

		TBA — To Be Announced

	#	Year of maturity is greater than 2100.

	##	The rate disclosed is the 7 day net yield as of September 30, 2018.

	*	Non-income producing security

	**	All or a portion of this security is pledged for open futures collateral.

	***	Represents an investment of securities lending cash collateral.

	****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $572 which represents 0.0% of net assets. The aggregate tax cost of these securities held at September 30, 2018 was $1,565,555.

	*****	All or a portion of this security is pledged for open swaps collateral.

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

¤	Illiquid security. The total market value of the securities at period end is $2,031,004 which represents 0.3% of net assets. The aggregate tax cost of these securities held at September 30, 2018 was $5,378,276.

^	Level 3 — significant unobservable inputs were used in determining the value of this portfolio security.

†	Variable or floating rate note. Rate shown is as of September 30, 2018.

◆	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

◆◆	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

††	Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end.

†††	Security is currently in default.

††††	When-issued security.

†††††	Security is perpetual and has no stated maturity date.

‡	All or a portion of this security is out on loan.

‡‡	Interest rate presented is yield to maturity.

‡‡‡	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

‡‡‡‡	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of period end, the market value of restricted securities was $7,101,257, which is 0.9% of net assets. See details shown in the Restricted Securities table that follows.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $154,294,700 which represents 20.0% of net assets.

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

At September 30, 2018, the Fund held the following restricted securities:

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Air Canada Pass Through Trust, Series 2013-1, Class A, 4.13%, due 11/15/2026	12/14/17	$190,061	$197,985	$191,011
Air Canada Pass Through Trust, Series 2017-1, Class B, 3.70%, due 07/15/2027	12/07/17	285,000	281,123	275,179
Angel Oak Mortgage Trust I LLC, Series 2018-1, Class A1, 3.26%, due 04/27/2048	03/28/18	99,516	99,516	99,756
Angel Oak Mortgage Trust I LLC, Series 2018-3, Class A1, 3.65%, due 09/25/2048	08/16/18	197,641	197,640	198,367
BBCMS Mortgage Trust, Series 2018-TALL, Class B, 3.13%, due 03/15/2037	03/19/18	301,000	299,182	301,440
CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class E, 4.31% (1 mo. LIBOR plus 2.150%), due 07/15/2032	08/03/17	240,000	240,000	240,249
Citigroup Commercial Mortgage Trust, Series 2017-MDRC, Class D, 4.31% (1 mo. LIBOR plus 2.250%), due 07/15/2030	07/14/17	820,000	820,000	819,398
Citigroup Commercial Mortgage Trust, Series 2017-1500, Class E, 4.66%, due 07/15/2032	08/18/17	115,000	115,000	114,947
Commercial Mortgage Pass Through Certificates, (IO), Series 2014-CR17, Class XB, 0.28%, due 05/10/2047	05/01/14	53,000,000	1,059,119	643,616
Credit Suisse Mortgage Trust, Series 2006-OMA, Class B2, 5.54%, due 05/15/2023	06/29/16	515,000	571,189	525,176
Evergreen Credit Card Trust, Series 2018-1, Class A, 2.95%, due 03/15/2023	03/28/18	490,000	489,947	487,014
GS Mortgage Securities Trust, Series 2018-CHLL, Class E, 4.51%, due 02/15/2037	02/16/18	145,000	145,000	146,468
Great Wolf Trust, Series 2017-WOLF, Class E, 5.41%, due 09/15/2034	01/30/18	85,000	85,770	85,614
Hilton Orlando Trust, Series 2018-ORL, Class D, 3.86%, due 12/15/2034	02/14/18	100,000	100,000	100,300
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-PHH, Class A, 3.07%, due 06/15/2035	07/27/18	148,000	148,000	148,350
Mill City Mortgage Loan Trust, Series 2018-3, Class A1, 3.50%, due 08/25/2058	09/20/18	175,000	173,137	173,619
Natixis Commercial Mortgage Securities Trust, Series 2018-285M, Class D, 3.92%, due 11/15/2032	01/17/18	95,000	93,661	92,830
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class A, 3.50%, due 06/20/2035	07/11/18	174,763	174,730	174,265
SunTrust Student Loan Trust, Series 2006-1A, Class A4, 2.53% (3 mo. USD LIBOR plus 0.190%), due 10/28/2037	02/06/18	862,388	845,140	853,328
Towd Point Mortgage Trust, Series 2015-1, Class A5, 3.73%, due 10/25/2053	10/23/17	115,000	121,217	115,786
Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00%, due 01/25/2058	02/06/18	862,758	862,202	849,545
Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class D, 3.81%, due 12/15/2034	12/14/17	110,000	110,000	110,528
Westgate Resorts LLC, Series 2017-1A, Class A, 3.05%, due 12/20/2030	03/30/17	183,245	183,023	181,611
Windstream Services LLC/Windstream Finance Corp., 10.50%, due 06/30/2024	10/30/17	201,000	184,221	172,860

				$7,101,257

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
186	U.S. Treasury Note 10-Year	Dec 2018	$22,093,313	$(108,233)
197	U.S. Treasury Note 2-Year	Dec 2018	41,514,672	(122,627)
240	U.S. Treasury Note 5-Year	Dec 2018	26,994,375	(152,444)
96	U.S. Ultra Bond	Dec 2018	14,811,000	(525,669)

				$(908,973)

Sales
70	90 Day Euro	Dec 2018	$17,034,500	$124,947
14	U.S. Long Bond	Dec 2018	1,967,000	57,018
20	U.S. Ultra 10-Year	Dec 2018	2,520,000	46,690

				$228,655

Centrally Cleared Interest Rate Swaps

Payments Received by Fund	Payments Made by Fund	Maturity Date	Upfront Premiums Paid (Received)	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Overnight Federal Funds Effective Rate (12M)	1.84%	12/31/19	$7,647	$2,545,000	$22,682	$15,035
Overnight Federal Funds Effective Rate (12M)	1.95%	12/31/19	1,758	4,875,000	36,897	35,139
Overnight Federal Funds Effective Rate (12M)	2.04%	12/31/19	104	1,695,000	10,938	10,834
Overnight Federal Funds Effective Rate (12M)	2.11%	12/31/19	201	1,710,000	9,629	9,428
Overnight Federal Funds Effective Rate (12M)	2.41%	02/12/25	117	2,295,000	45,932	45,815
Overnight Federal Funds Effective Rate (12M)	2.37%	03/23/21	92	4,545,000	37,080	36,988
Overnight Federal Funds Effective Rate (12M)	2.16%	03/20/19	309	232,770,000	73,704	73,395
Overnight Federal Funds Effective Rate (12M)	2.26%	01/30/19	321	245,370,000	22,699	22,378
Overnight Federal Funds Effective Rate (12M)	1.82%	02/15/27	20,041	1,447,000	102,601	82,560
Overnight Federal Funds Effective Rate (12M)	1.90%	02/15/27	797	390,000	25,459	24,662
Overnight Federal Funds Effective Rate (12M)	2.07%	02/15/27	(336)	920,000	48,413	48,749
Overnight Federal Funds Effective Rate (12M)	1.50%	06/30/19	(1,218)	2,795,000	18,962	20,180
Overnight Federal Funds Effective Rate (12M)	1.49%	06/30/19	(4,677)	13,105,000	90,453	95,131
Overnight Federal Funds Effective Rate (12M)	1.96%	02/15/27	102	265,000	15,990	15,888

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Centrally Cleared Interest Rate Swaps — continued

Payments Received by Fund	Payments Made by Fund	Maturity Date	Upfront Premiums Paid (Received)	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Overnight Federal Funds Effective Rate (12M)	1.71%	09/30/19	$2,051	$6,165,000	$48,332	$46,281
3-Month USD LIBOR	2.21%	01/08/26	—	7,920,000	452,588	452,588
3-Month USD LIBOR	3.00%	05/31/25	50	120,000	535	486
3-Month USD LIBOR	3.11%	07/31/25	340	2,709,000	(1,345)	(1,685)
3-Month USD LIBOR	2.18%	08/15/24	1,488	385,000	18,589	17,101
3-Month USD LIBOR	2.17%	08/15/24	10,977	7,885,000	383,087	372,111
3-Month USD LIBOR	2.29%	05/15/27	101	130,000	7,919	7,818
3-Month USD LIBOR	2.33%	11/15/24	12,963	3,810,000	157,903	144,939
3-Month USD LIBOR	2.66%	11/15/43	103	145,000	12,552	12,449

						$1,588,270

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Debt Obligations	98.9
Swaps	0.2
Futures Contracts	(0.1)
Short-Term Investments	1.2
Other Assets and Liabilities (net)	(0.2)

100.0%

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Par Value**	Description	Value ($)

	DEBT OBLIGATIONS — 92.5%

	Asset Backed Securities — 3.3%
1,090,000	Aegis Asset Backed Securities Trust, Series 2005-5, Class M1, 2.65% (1 mo. USD LIBOR plus 0.430%), due 12/25/35†	1,068,220
475,000	Americredit Automobile Receivables Trust, Series 2018-1, Class D, 3.82%, due 03/18/24	474,470
250,000	AMMC CLO 20, Ltd., Series 2017-20A, Class D, 5.74% (3 mo. USD LIBOR plus 3.400%), due 04/17/29† 144A	251,085
1,290,000	Asset Backed Securities Corp. Home Equity Loan Trust Series OOMC, Series 2006-HE5, Class M1, 2.50% (1 mo. USD LIBOR plus 0.280%), due 07/25/36†	1,062,535
660,000	Avery Point VI CLO, Ltd., Series 2015-6A, Class DR, 5.16%, due 08/05/27◆◆ 144A	660,599
385,000	California Republic Auto Receivables Trust, Series 2018-1, Class C, 3.87%, due 10/16/23	384,224
625,000	CarMax Auto Owner Trust, Series 2018-2, Class D, 3.99%, due 04/15/25	622,194
600,000	Catskill Park CLO, Ltd., Series 2017-1A, Class D, 8.35% (3 mo. USD LIBOR plus 6.000%), due 04/20/29† 144A	606,043
200,000	CCG Receivables Trust, Series 2018-1, Class C, 3.42%, due 06/16/25 144A	197,180
330,000	Cent CLO 24, Ltd., Series 2015-24A, Class CR, 5.37%, due 10/15/26◆◆ 144A	330,222
612,250	Coinstar Funding LLC, Series 2017-1A, Class A2, 5.22%, due 04/25/47 144A	620,071
296,000	Colony American Homes, Series 2015-1A, Class B, 3.63% (1 mo. USD LIBOR plus 1.500%), due 07/17/32† 144A	296,908
208,000	Colony Starwood Homes Trust, Series 2016-2A, Class B, 3.91% (1 mo. USD LIBOR plus 1.750%), due 12/17/33† 144A	208,741
468,816	Diamond Resorts Owner Trust, Series 2018-1, Class C, 4.53%, due 01/21/31 144A	466,926
650,000	DT Auto Owner Trust, Series 2018-2A, Class D, 4.15%, due 03/15/24 144A	649,640
225,000	First Investors Auto Owner Trust, Series 2016-2A, Class D, 3.35%, due 11/15/22 144A	221,858
15,158	GCAT LLC, Series 2017-5, Class A1, 3.23%, due 07/25/47†† 144A	15,143
572,480	GSAA Home Equity Trust, Series 2007-7, Class A4, 2.49% (1 mo. USD LIBOR plus 0.270%), due 07/25/37†	550,871
500,000	Invitation Homes Trust, Series 2018-SFR1, Class E, 4.16%, due 03/17/37◆◆ 144A	502,946
241,975	MAPS, Ltd., Series 2018-1A, Class A, 4.21%, due 05/15/43 144A	242,300
241,975	MAPS, Ltd., Series 2018-1A, Class B, 5.19%, due 05/15/43 144A	243,396
575,000	Navient Private Education Refi Loan Trust, Series 2018-CA, Class B, 4.22%, due 06/16/42 144A	569,196
500,000	Oaktree CLO, Ltd., Series 2015-1A, Class DR, 7.55%, due 10/20/27◆◆ 144A	498,787
730,000	OneMain Financial Issuance Trust, Series 2015-2A, Class D, 5.64%, due 07/18/25 144A	736,407
280,000	OneMain Financial Issuance Trust, Series 2018-1A, Class D, 4.08%, due 03/14/29 144A	278,886
530,000	OZLM CLO VII, Ltd., Series 2014-7RA, Class CR, 5.34%, due 07/17/29◆◆ 144A	530,041
750,000	OZLM CLO XII, Ltd., Series 2015-12A, Class CR, 5.19%, due 04/30/27◆◆ 144A	748,328
715,000	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.67%, due 09/05/48 144A	709,061
200,000	Santander Drive Auto Receivables Trust, Series 2018-2, Class D, 3.88%, due 02/15/24	198,566
680,000	Santander Drive Auto Receivables Trust, Series 2018-4, Class D, 3.98%, due 12/15/25	678,270
180,000	Saranac CLO III, Ltd., Series 2014-3A, Class DR, 5.62%, due 06/22/30◆◆ 144A	180,024
352,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 4.28% (28 day ARS), due 06/15/32†	352,208
147,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 4.30% (28 day ARS), due 03/15/33†	147,852
2,200,000	SLM Student Loan Trust, Series 2006-10, Class A6, 2.49% (3 mo. USD LIBOR plus 0.150%), due 03/25/44†	2,121,446
650,000	SoFi Consumer Loan Program Trust, Series 2018-2, Class B, 3.79%, due 04/26/27 144A	645,363

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Par Value**	Description	Value ($)

	Asset Backed Securities — continued
750,000	THL Credit Wind River CLO, Ltd., Series 2016-1A, Class ER, 7.90%, due 07/15/28◆◆ 144A	751,355
250,000	Thunderbolt II Aircraft Lease, Ltd., Series 2018-A, Class A, 4.15%, due 09/15/38†† 144A	248,819
151,075	VOLT LXIII LLC, Series 2017-NP10, Class A1, 3.00%, due 10/25/47†† 144A	149,783
427,778	VOLT LXVIII LLC, Series 2018-NPL4, Class A1A, 4.34%, due 07/27/48†† 144A	428,263
500,000	Voya CLO, Ltd., Series 2015-2A, Class ER, 7.75%, due 07/23/27◆◆ 144A	500,920
552,181	WAVE 2017-1 Trust, Series 2017-1A, Class A, 3.84%, due 11/15/42 144A	544,806
260,000	Westlake Automobile Receivables Trust, Series 2018-3A, Class D, 4.00%, due 10/16/23 144A	260,238
410,000	Whitehorse CLO XII, Ltd., Series 2018-12A, Class D, 6.08%, due 10/15/31◆◆ 144A	409,890

		21,364,081

	Bank Loans — 8.5%
508,715	Albany Molecular Research, Inc., 2017 1st Lien Term Loan, 5.49% (1 mo. USD LIBOR plus 3.250%), due 08/30/24†	510,146
1,127,146	Albertsons, LLC, USD 2017 Term Loan B5, 5.38% (3 mo. USD LIBOR plus 3.000%), due 12/21/22†	1,129,471
827,925	Alliant Holdings Intermediate LLC, 2018 Term Loan B, 5.15% (1 mo. USD LIBOR plus 3.000%), due 05/09/25†	830,618
204,184	American Axle & Manufacturing, Inc., Term Loan B, 4.45% (2 mo. USD LIBOR plus 2.250%), due 04/06/24†	204,503
300,639	American Axle & Manufacturing, Inc., Term Loan B, 4.47% (1 mo. USD LIBOR plus 2.250%), due 04/06/24†	301,108
508,709	American Builders & Contractors Supply Co., Inc., 2018 Term Loan B, 4.24% (1 mo. USD LIBOR plus 2.000%), due 10/31/23†	508,015
2,004,798	Asurion LLC, 2018 Term Loan B6, 5.24% (1 mo. USD LIBOR plus 3.000%), due 11/03/23†	2,021,295
798,000	Avolon TLB Borrower 1 (US) LLC, Term Loan B3, 4.17% (1 mo. USD LIBOR plus 2.000%), due 01/15/25†	801,493
508,722	Beacon Roofing Supply, Inc., 2017 Term Loan B, 4.38% (1 mo. USD LIBOR plus 2.250%), due 01/02/25†	508,404
507,218	Boyd Gaming Corp., Term Loan B3, 4.42% (1 mo. USD LIBOR plus 2.250%), due 09/15/23†	510,357
210,000	BrightView Landscapes, LLC, 2018 1st Lien Term Loan B, 4.69% (1 mo. USD LIBOR plus 2.500%), due 08/15/25†	211,116
588,510	BWAY Holding Co., 2017 Term Loan B, 5.58% (3 mo. USD LIBOR plus 3.250%), due 04/03/24†	588,878
698,241	Caesars Entertainment Operating Co., Exit Term Loan, 4.24% (1 mo. USD LIBOR plus 2.000%), due 10/06/24†	698,616
508,719	Caesars Resort Collection, LLC, 2017 1st Lien Term Loan B, 4.99% (1 mo. USD LIBOR plus 2.750%), due 12/22/24†	512,034
1,000,000	California Resources Corp., 2017 1st Lien Term Loan, 5.65% (1 mo. USD LIBOR plus 3.500%), due 12/31/22†	1,021,250
1,571,033	Camelot UK Holdco, Ltd., 2017 Repriced Term Loan, 5.49%, due 10/03/23†	1,575,521
323,415	Catalent Pharma Solutions, Inc., USD Term Loan B, 4.49% (1 mo. USD LIBOR plus 2.250%), due 05/20/24†	325,840
508,668	CEC Entertainment, Inc., Term Loan B, 5.49% (1 mo. USD LIBOR plus 3.250%), due 02/14/21†	493,045

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Par Value**	Description	Value ($)

	Bank Loans — continued
1,265,994	Change Healthcare Holdings LLC, 2017 Term Loan B, 4.99% (1 mo. USD LIBOR plus 2.750%), due 03/01/24†	1,271,620
763,088	Consolidated Energy Finance, S.A., Term Loan B, 4.60% (1 mo. USD LIBOR plus 2.500%), due 05/07/25†	762,134
937,644	Delek US Holdings, Inc., 2018 Term Loan B, 4.63% (1 mo. USD LIBOR plus 2.500%), due 03/31/25†	942,723
1,515,442	Dell International LLC, 2017 Term Loan B, 4.25% (1 mo. USD LIBOR plus 2.000%), due 09/07/23†	1,520,178
770,000	DTZ U.S. Borrower LLC, 2018 Add On Term Loan B, 4.99% (1 mo. USD LIBOR plus 2.750%), due 08/21/25†	773,529
35,219	Engility Corp., Term Loan B2, 3.75%, due 08/12/23	35,380
837,889	Engineered Machinery Holdings, Inc., USD 1st Lien Term Loan, 4.25% (1 mo. USD LIBOR plus 2.000%), due 07/19/24†	828,463
959,218	Falcon Aerospace, Ltd., 2017 Term Loan A, 4.58%, due 02/15/42 144A	954,422
1,007,437	Four Seasons Hotels, Ltd., New 1st Lien Term Loan, 4.24% (1 mo. USD LIBOR plus 2.000%), due 11/30/23†	1,009,506
817,935	Gates Global LLC, 2017 USD Repriced Term Loan B, 5.64% (3 mo. USD LIBOR plus 3.250%), due 04/01/24†	823,749
269,322	Global Business Travel Holdings, Ltd., 2018 Term Loan B, 5.39% (3 mo. USD LIBOR plus 3.000%), due 07/20/25†	272,015
215,315	Golden Nugget, Inc., 2017 Incremental Term Loan B, 4.90% (1 mo. USD LIBOR plus 2.750%), due 10/04/23†	216,499
287,184	Golden Nugget, Inc., 2017 Incremental Term Loan B, 4.99% (1 mo. USD LIBOR plus 2.750%), due 10/04/23†	288,763
928,250	GrafTech Finance, Inc., 2018 Term Loan B, 6.12% (1 mo. USD LIBOR plus 4.000%), due 02/12/25†	935,792
778,050	GTT Communications, Inc., 2018 USD Term Loan B, 5.49% (1 mo. USD LIBOR plus 3.250%), due 05/31/25†	772,457
1,555,214	Harbor Freight Tools USA, Inc., 2018 Term Loan B, 4.99% (1 mo. USD LIBOR plus 2.750%), due 08/18/23†	1,558,346
867,825	Hub International, Ltd., 2018 Term Loan B, 4.84% (3 mo. USD LIBOR plus 2.500%), due 04/25/25†	870,292
508,686	Jaguar Holding Co. II, 2018 Term Loan, 4.74% (1 mo. USD LIBOR plus 2.500%), due 08/18/22†	509,639
112,583	JBS USA, LLC, 2017 Term Loan B, 4.89% (3 mo. USD LIBOR plus 2.500%), due 10/30/22†	112,935
645,493	JBS USA, LLC, 2017 Term Loan B, 4.84% (3 mo. USD LIBOR plus 2.500%), due 10/30/22†	647,510
802,977	Jeld-Wen, Inc., 2017 1st Lien Term Loan, 4.74% (1 mo. USD LIBOR plus 2.500%), due 12/14/24†	806,323
703,680	Kraton Polymers, LLC, 2018 USD Term Loan, 5.34% (3 mo. USD LIBOR plus 3.000%), due 03/05/25†	706,979
510,000	Level 3 Financing, Inc., 2017 Term Loan B, 4.43% (1 mo. USD LIBOR plus 2.250%), due 02/22/24†	511,806
432,519	LTF Merger Sub, Inc., 2017 Term Loan B, 3.75%, due 06/10/22	434,682
203,918	MA FinanceCo., LLC, USD Term Loan B3, 4.84% (3 mo. USD LIBOR plus 2.500%), due 06/21/24†	203,153
1,034,352	MEG Energy Corp., 2017 Term Loan B, 4.89% (3 mo. USD LIBOR plus 2.500%), due 12/31/23†	1,035,645

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Par Value**	Description	Value ($)

	Bank Loans — continued
825,539	Meredith Corp., Term Loan B, 4.39% (3 mo. USD LIBOR plus 2.000%), due 01/31/25†	831,674
507,932	MGM Growth Properties Operating Partnership, LP, 2016 Term Loan B, 4.24% (1 mo. USD LIBOR plus 2.000%), due 03/21/25†	509,157
742,465	Microchip Technology, Inc., 2018 Term Loan B, 4.74% (1 mo. USD LIBOR plus 2.500%), due 05/29/25†	743,854
797,970	Midas Intermediate Holdco II, LLC, Incremental Term Loan B, 4.74% (1 mo. USD LIBOR plus 2.500%), due 08/18/21†	765,053
490,788	MPH Acquisition Holdings LLC, 2016 Term Loan B, 5.14% (3 mo. USD LIBOR plus 2.750%), due 06/07/23†	492,283
508,712	Post Holdings, Inc., 2017 Series A Incremental Term Loan, 4.22% (1 mo. USD LIBOR plus 2.000%), due 05/24/24†	509,412
287,814	PQ Corp., 2018 Term Loan B, 4.74% (1 mo. USD LIBOR plus 2.500%), due 02/08/25†	288,444
508,712	Prime Security Services Borrower, LLC, 2016 1st Lien Term Loan, 4.99% (1 mo. USD LIBOR plus 2.750%), due 05/02/22†	511,750
1,090,000	Quikrete Holdings, Inc., 2016 1st Lien Term Loan, 4.99% (1 mo. USD LIBOR plus 2.750%), due 11/15/23†	1,093,202
148,862	Reynolds Group Holdings, Inc., USD 2017 Term Loan, 4.99% (1 mo. USD LIBOR plus 2.750%), due 02/05/23†	149,709
410,742	Scientific Games International, Inc., 2018 Term Loan B5, 5.04% (2 mo. USD LIBOR plus 2.750%), due 08/14/24†	410,582
97,980	Scientific Games International, Inc., 2018 Term Loan B5, 4.99% (1 mo. USD LIBOR plus 2.750%), due 08/14/24†	97,941
1,377,109	Seattle Spinco, Inc., USD Term Loan B3, 5.24% (1 mo. USD LIBOR plus 3.000%), due 06/21/24†	1,370,913
987,422	Sedgwick Claims Management Services, Inc., 1st Lien Term Loan, 4.25% (1 mo. USD LIBOR plus 2.000%), due 03/01/21†	989,068
982,538	Shutterfly, Inc., Term Loan B2, 5.14% (3 mo. USD LIBOR plus 2.750%), due 08/17/24†	987,327
917,647	Solera, LLC, USD Term Loan B, 4.99% (1 mo. USD LIBOR plus 2.750%), due 03/03/23†	920,966
1,515,000	Speedcast International, Ltd., Term Loan B, 2.50%, due 05/02/25	1,504,900
763,063	Sprint Communications, Inc., 1st Lien Term Loan B, 4.74% (1 mo. USD LIBOR plus 2.500%), due 02/02/24†	765,448
766,043	Staples, Inc., 2017 Term Loan B, 4.99% (1 mo. USD LIBOR plus 2.750%), due 09/12/24†	766,761
250,000	Starfruit Finco B.V, 2018 USD Term Loan B, 3.25%, due 09/20/25	251,362
775,000	Telenet Financing USD LLC, USD Term Loan AN, 5.10% (1 mo. USD LIBOR plus 3.000%), due 08/15/26†	772,417
508,715	Trans Union, LLC, Term Loan B3, 4.24% (1 mo. USD LIBOR plus 2.000%), due 04/10/23†	510,464
939,664	TTM Technologies, Inc., 2017 Term Loan, 5.00% (1 mo. USD LIBOR plus 2.750%), due 09/28/24†	944,355
1,252,711	Uber Technologies, 2018 Incremental Term Loan, 4.75% (1 mo. USD LIBOR plus 2.500%), due 07/13/23†	1,259,757
303,333	Uber Technologies, 2018 Term Loan, 4.99% (1 mo. USD LIBOR plus 2.750%), due 04/04/25†	305,874
249,873	UPC Financing Partnership, USD Term Loan AR, 4.66% (1 mo. USD LIBOR plus 2.500%), due 01/15/26†	249,978
1,541,108	USI, Inc., 2017 Repriced Term Loan, 6.34% (3 mo. USD LIBOR plus 4.000%), due 05/16/24†	1,543,311

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Par Value**		Description	Value ($)

		Bank Loans — continued
1,535,625		Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, 5.39% (3 mo. USD LIBOR plus 3.000%), due 06/01/25†	1,545,223
510,000		VICI Properties 1 LLC, Replacement Term Loan B, 4.21% (1 mo. USD LIBOR plus 2.000%), due 12/20/24†	511,594
1,545,000		Vistra Operations Co. LLC, 2016 Term Loan B2, 2.25%, due 12/14/23	1,550,698
1,137,136		Wall Street Systems Delaware, Inc., 2017 Term Loan B, 4.41% (3 mo. USD LIBOR plus 2.250%), due 11/21/24†	1,135,714

			55,845,441

		Convertible Debt — 0.1%
60,000		Cree, Inc., 0.88%, due 09/01/23 144A	55,198
30,000		Finisar Corp., 0.50%, due 12/15/36	27,556
150,000		FTI Consulting, Inc., 2.00%, due 08/15/23 144A	146,197
110,000		Palo Alto Networks, Inc., 0.75%, due 07/01/23 144A	115,521
70,000		Splunk, Inc., 0.50%, due 09/15/23 144A	72,607

			417,079

		Corporate Debt — 21.8%
1,000,000		1MDB Global Investments, Ltd., Reg S, 4.40%, due 03/09/23‡‡‡	945,510
490,000		ABN AMRO Bank NV, 4.75%, due 07/28/25 144A	492,201
405,000		AHP Health Partners, Inc., 9.75%, due 07/15/26 144A	424,237
1,000,000		Air Lease Corp., 3.50%, due 01/15/22	993,501
1,000,000		Alibaba Group Holding, Ltd., 3.13%, due 11/28/21	988,667
275,000		Allison Transmission, Inc., 5.00%, due 10/01/24 144A	274,313
590,000		Altice Financing SA, Reg S, 7.50%, due 05/15/26‡‡‡	576,725
1,000,000		Altice France SA/France, 7.38%, due 05/01/26 144A	1,003,750
500,000		Altice Luxembourg SA, 7.75%, due 05/15/22 144A	487,500
10,540,000	MXN	America Movil SAB de CV, 7.13%, due 12/09/24	518,510
615,000		AmWINS Group, Inc., 7.75%, due 07/01/26 144A	641,137
200,000		Anglo American Capital Plc, 4.00%, due 09/11/27 144A	184,611
1,230,000		Ardonagh Midco 3 Plc, 8.63%, due 07/15/23 144A	1,220,775
715,000		Ardonagh Midco 3 Plc, Reg S, 8.63%, due 07/15/23‡‡‡	709,637
330,000		Ashtead Capital, Inc., 5.25%, due 08/01/26 144A	334,208
370,000		ASP AMC Merger Sub, Inc., 8.00%, due 05/15/25 144A	283,050
260,000		Avolon Holdings Funding, Ltd., 5.13%, due 10/01/23 144A	263,453
200,000		Banco Santander SA, 4.38%, due 04/12/28	190,057
300,000		Barclays Plc, 4.97%, due 05/16/29◆	295,959
350,000		Bausch Health Cos., Inc., 5.50%, due 03/01/23 144A	338,188
350,000		Bausch Health Cos., Inc., 5.63%, due 12/01/21 144A	350,000
465,000		Becton Dickinson and Co., 3.26%, due 12/29/20◆◆	465,718
650,000		BioScrip, Inc., 8.88%, due 02/15/21	619,125
610,000		BlueLine Rental Finance Corp./BlueLine Rental LLC, 9.25%, due 03/15/24 144A	642,787
1,035,000		BNP Paribas SA, 5.13%◆ †††† 144A	928,266
180,000		BP Capital Markets America, Inc., 3.94%, due 09/21/28	181,361
200,000		Braskem Netherlands Finance BV, 4.50%, due 01/10/28 144A	190,990
800,000	EUR	CaixaBank SA, (MTN), Reg S, 2.75% (5 year EUR Swap plus 2.350%), due 07/14/28† ‡‡‡	944,256
950,000		Capital One NA/Mclean VA, 2.35%, due 01/31/20	939,743
930,000		CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, due 02/15/23	935,812

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Par Value**		Description	Value ($)

		Corporate Debt — continued
200,000		CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, due 09/30/22	202,562
200,000		CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, due 02/15/26 144A	201,000
330,000		Centene Corp., 5.38%, due 06/01/26 144A	338,696
630,000		Charles Schwab Corp. (The), 5.00%◆ †††††	609,525
250,000		Charter Communications Operating LLC/Charter Communications Operating Capital, 4.20%, due 03/15/28	239,635
150,000		Charter Communications Operating LLC/Charter Communications Operating Capital, 5.38%, due 04/01/38	146,338
500,000		CIT Group, Inc., 5.25%, due 03/07/25	511,250
170,000		Citigroup, Inc., 4.65%, due 07/30/45	172,213
550,000		Citigroup, Inc., 6.30% (3 mo. USD LIBOR plus 3.423%)† †††††	562,375
630,000		Clear Channel Worldwide Holdings, Inc., 7.63%, due 03/15/20	633,937
170,000		Cleaver-Brooks, Inc., 7.88%, due 03/01/23 144A	174,250
200,000		Cogent Communications Group, Inc., 5.38%, due 03/01/22 144A	204,000
193,822		Concordia International Corp., 8.00%, due 09/06/24	190,430
250,000		Cooperatieve Rabobank UA, 3.75%, due 07/21/26	236,520
525,000		Corp. Nacional del Cobre de Chile, 4.50%, due 09/16/25 144A	534,062
1,015,000		Country Garden Holdings Co., Ltd., Reg S, 4.75%, due 09/28/23‡‡‡	918,608
280,000		Country Garden Holdings Co., Ltd., Reg S, 7.25%, due 04/04/21‡‡‡	282,225
575,000		Credit Agricole SA, 7.88% (USD 5 year swap rate plus 4.898%)† ††††† 144A	606,866
400,000		Credit Agricole SA, 8.13% (USD 5 year swap rate plus 6.185%)† ††††† 144A	440,994
930,000		Credit Suisse Group AG, 7.25%◆ ††††† 144A	935,812
1,425,000		Credit Suisse Group Funding Guernsey, Ltd., 2.75%, due 03/26/20	1,412,484
800,000		CVS Health Corp., 4.78%, due 03/25/38	798,674
590,000		CVS Health Corp., 5.05%, due 03/25/48	605,792
1,100,000		DAE Funding LLC, 5.00%, due 08/01/24 144A	1,079,375
600,000		Deutsche Bank AG, Reg S, 6.25% (5 year USD Swap plus 4.358%)† ††††† ‡‡‡	571,650
530,000		Diamondback Energy, Inc., 4.75%, due 11/01/24 144A	531,987
1,020,000		DISH DBS Corp., 7.75%, due 07/01/26	965,991
430,000		DP World, Ltd., 5.63%, due 09/25/48 144A	426,816
1,115,000		Ecopetrol SA, 4.13%, due 01/16/25	1,084,337
625,000		Electricite de France SA, 4.50%, due 09/21/28 144A	616,401
625,000		Electricite de France SA, 5.00%, due 09/21/48 144A	609,906
685,000		Enel Finance International NV, 3.50%, due 04/06/28 144A	604,148
500,000		EP Energy LLC/Everest Acquisition Finance, Inc., 6.38%, due 06/15/23	337,500
100,000		Escrow GCB Penn Virginia Corp., 8.50%, due 05/01/20**** ^ †††	—
24,500,000	ZAR	Eskom Holdings SOC, Ltd., (MTN), 7.50%, due 09/15/33	1,295,482
19,550,000	BRL	European Investment Bank, (MTN), 8.33%, due 08/27/21‡‡	3,881,313
51,960,000	MXN	European Investment Bank, (MTN), Reg S, 4.00%, due 02/25/20‡‡‡	2,625,530
9,280,000,000	IDR	European Investment Bank, (MTN), Reg S, 6.95%, due 02/06/20‡‡‡	612,418
8,150,000	ZAR	European Investment Bank, (MTN), Reg S, 8.50%, due 09/17/24‡‡‡	572,494
160,000		Extraction Oil & Gas, Inc., 5.63%, due 02/01/26 144A	142,400
200,000		Extraction Oil & Gas, Inc., 7.38%, due 05/15/24 144A	198,500
155,000		Financial & Risk US Holdings, Inc., 6.25%, due 05/15/26†††† 144A	155,766
105,000	EUR	Financial & Risk US Holdings, Inc., 6.88%, due 11/15/26†††† 144A	123,025
257,000		Financial & Risk US Holdings, Inc., 8.25%, due 11/15/26†††† 144A	256,085
200,000		First Data Corp., 5.75%, due 01/15/24 144A	204,000
190,000		First Data Corp., 7.00%, due 12/01/23 144A	198,313
400,000		First Quantum Minerals, Ltd., 6.50%, due 03/01/24 144A	367,500

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Par Value**		Description	Value ($)

		Corporate Debt — continued
500,000		First Quantum Minerals, Ltd., 7.00%, due 02/15/21 144A	495,312
1,645,000		First Quantum Minerals, Ltd., 7.25%, due 04/01/23 144A	1,576,116
740,000		Freeport-McMoRan, Inc., 5.45%, due 03/15/43	677,100
515,000		Frontier Communications Corp., 8.50%, due 04/01/26 144A	488,606
370,000	GBP	Garfunkelux Holdco 3 SA, Reg S, 8.50%, due 11/01/22‡‡‡	465,981
330,000		Gazprom OAO Via Gaz Capital SA, 4.95%, due 03/23/27 144A	317,015
480,000		General Electric Co. (MTN), 6.88%, due 01/10/39	600,600
605,000		Geopark, Ltd., 6.50%, due 09/21/24 144A	610,294
400,000		Glencore Funding LLC, 4.00%, due 03/27/27 144A	376,113
100,000		Goldman Sachs Group (The), Inc., 3.50%, due 11/16/26	94,998
100,000		Goldman Sachs Group (The), Inc., 5.15%, due 05/22/45	102,281
600,000		GTP Acquisition Partners I LLC, 3.48%, due 06/16/25 144A	584,862
1,000,000		Halfmoon Parent, Inc., 2.98%, due 09/17/21◆◆ 144A	1,001,614
1,000,000		Halfmoon Parent, Inc., 3.75%, due 07/15/23 144A	998,023
765,000		Halfmoon Parent, Inc., 4.38%, due 10/15/28 144A	764,309
605,000		Halfmoon Parent, Inc., 4.90%, due 12/15/48 144A	602,984
800,000		Hanesbrands, Inc., 4.88%, due 05/15/26 144A	769,000
410,000		Harley-Davidson Financial Services, Inc., Series S, 3.55%, due 05/21/21 144A	408,329
910,000		HCA, Inc., 5.50%, due 06/15/47	924,787
890,000		HCA, Inc., 5.63%, due 09/01/28	896,675
60,000,000	INR	HDFC Bank, Ltd., Reg S, 8.10%, due 03/22/25‡‡‡	782,049
1,000,000		Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, due 04/01/27	988,230
400,000		HSBC Holdings Plc, 4.58%, due 06/19/29◆	400,473
400,000		HSBC Holdings Plc, 6.50%◆ †††††	386,500
425,000		HUB International, Ltd., 7.00%, due 05/01/26 144A	426,619
240,000		HudBay Minerals, Inc., 7.63%, due 01/15/25 144A	249,000
1,000,000		iHeartCommunications, Inc., 9.00%, due 03/01/21†††	750,000
500,000		iHeartCommunications, Inc., 9.00%, due 09/15/22†††	379,375
500,000		Intelsat Jackson Holdings SA, 5.50%, due 08/01/23	461,875
35,350,000,000	IDR	Inter-American Development Bank, (MTN), 7.88%, due 03/14/23	2,327,919
700,000		InterGen NV, 7.00%, due 06/30/23	694,750
900,000		Intesa Sanpaolo SpA, 5.02%, due 06/26/24 144A	813,130
350,000		Intesa Sanpaolo SpA, 5.71%, due 01/15/26 144A	318,852
540,000		iStar, Inc. REIT, 5.25%, due 09/15/22	533,250
190,000		Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., 10.25%, due 11/15/22 144A	209,513
70,000		JB Poindexter & Co., Inc., 7.13%, due 04/15/26 144A	72,975
675,000		Jeld-Wen, Inc., 4.63%, due 12/15/25 144A	624,375
1,000,000		JPMorgan Chase & Co., 4.63%, due 05/10/21	1,031,881
568,994		K2016470219 South Africa, Ltd., 3.00% (3.00% Cash or PIK), due 12/31/22	19,858
110,044		K2016470260 South Africa, Ltd., 25.00% (25.00% Cash or PIK), due 12/31/22	14,306
410,000		KazMunayGas National Co. JSC, 4.75%, due 04/19/27 144A	411,923
440,000		KazTransGas JSC, 4.38%, due 09/26/27 144A	420,534
515,000	EUR	Kraton Polymers LLC/Kraton Polymers Capital Corp., Reg S, 5.25%, due 05/15/26‡‡‡	614,622
150,000		L Brands, Inc., 5.25%, due 02/01/28	129,233
290,000		L Brands, Inc., 6.88%, due 11/01/35	246,500
815,000		Ladder Capital Finance Holdings LLP/Ladder Capital Finance Corp., 5.25%, due 10/01/25 144A	768,137
300,000		Lamb Weston Holdings, Inc., 4.88%, due 11/01/26 144A	295,125
3,200,000	EUR	Landsbankinn HF, (MTN), Reg S, 1.38%, due 03/14/22‡‡‡	3,749,752

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Par Value**		Description	Value ($)

		Corporate Debt — continued
935,000		Lennar Corp., 4.50%, due 04/30/24	917,889
500,000		Lennar Corp., 4.75%, due 11/29/27	481,875
460,000		LHMC Finco Sarl, 7.88%, due 12/20/23 144A	469,637
400,000		Lloyds Banking Group Plc, 4.65%, due 03/24/26	393,631
450,000		Lonestar Resources America, Inc., 11.25%, due 01/01/23 144A	496,125
460,000		Match Group, Inc., 5.00%, due 12/15/27 144A	460,046
700,000		McDermott Technology Americas, Inc./McDermott Technology US, Inc., 10.63%, due 05/01/24 144A	750,750
695,000		MEG Energy Corp., 6.50%, due 01/15/25 144A	691,525
770,000		MEG Energy Corp., 7.00%, due 03/31/24 144A	706,475
835,000		Meredith Corp., 6.88%, due 02/01/26 144A	857,962
650,000		Microchip Technology, Inc., 3.92%, due 06/01/21 144A	646,597
280,000		Microchip Technology, Inc., 4.33%, due 06/01/23 144A	278,552
1,000,000		Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, 9.25%, due 06/01/21**** ^	—
1,000,000		Morgan Stanley, (MTN), 2.50%, due 04/21/21	977,415
590,000		MPH Acquisition Holdings LLC, 7.13%, due 06/01/24 144A	613,600
400,000		MPT Operating Partnership, LP/MPT Finance Corp. REIT, 5.00%, due 10/15/27	386,500
420,000		Myriad International Holdings BV, 4.85%, due 07/06/27 144A	414,666
350,000		Nationstar Mortgage Holdings, Inc., 8.13%, due 07/15/23 144A	367,430
505,000		Nationstar Mortgage Holdings, Inc., 9.13%, due 07/15/26 144A	530,250
500,000		Navient Corp., 6.75%, due 06/25/25	503,125
260,000		NCL Corp., Ltd., Class C, 4.75%, due 12/15/21 144A	262,275
350,000		Neovia Logistics Services LLC/SPL Logistics Finance Corp., 8.88%, due 08/01/20 144A	318,500
41,000,000	SEK	Nordea Hypotek AB, Reg S, 1.25%, due 05/19/21‡‡‡	4,751,232
795,000		Northwest Acquisitions ULC/Dominion Finco, Inc., 7.13%, due 11/01/22 144A	814,875
370,000		Oversea-Chinese Banking Corp., Ltd., (MTN), Reg S, 4.25%, due 06/19/24‡‡‡	368,136
1,050,000	CAD	Parkland Fuel Corp., 5.63%, due 05/09/25	815,874
395,000		Party City Holdings, Inc., 6.63%, due 08/01/26 144A	400,925
440,000		Perusahaan Listrik Negara PT, 4.13%, due 05/15/27 144A	413,273
310,000		Petrobras Global Finance BV, 5.30%, due 01/27/25	290,315
420,000		Petrobras Global Finance BV, 5.75%, due 02/01/29	375,627
720,000		Petrobras Global Finance BV, 6.85%, due 06/05/15#	619,200
500,000		Petrobras Global Finance BV, 7.25%, due 03/17/44	476,312
1,000,000		Petroleos Mexicanos, 6.75%, due 09/21/47	956,690
503,000		Polaris Intermediate Corp., 8.50% (8.50% Cash or PIK), due 12/01/22 144A	521,606
545,000		Post Holdings, Inc., 5.00%, due 08/15/26 144A	517,368
500,000		Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, due 05/15/23 144A	536,000
920,000		Prudential Financial, Inc., 5.70%, due 09/15/48◆	916,854
1,730,000		Quicken Loans, Inc., 5.75%, due 05/01/25 144A	1,736,487
1,000,000	EUR	RCI Banque SA, (MTN), Reg S, 2.25%, due 03/29/21‡‡‡	1,218,527
180,000		RegionalCare Hospital Partners Holdings, Inc., 8.25%, due 05/01/23 144A	189,900
300,000		Royal Bank of Scotland Group Plc, 4.89%, due 05/18/29◆	298,722
200,000		Sands China, Ltd., 5.13%, due 08/08/25 144A	199,836
1,000,000	EUR	Santander Consumer Finance SA, Reg S, 0.88%, due 01/24/22‡‡‡	1,169,263
200,000		Santander UK Group Holdings Plc, 4.75%, due 09/15/25 144A	195,252
500,000		Scientific Games International, Inc., 10.00%, due 12/01/22	531,250
605,000		Shelf Drilling Holdings, Ltd., 8.25%, due 02/15/25 144A	626,175
200,000		Silversea Cruise Finance, Ltd., 7.25%, due 02/01/25 144A	218,500
765,000		Societe Generale SA, 4.75%, due 09/14/28 144A	762,411

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Par Value**		Description	Value ($)

		Corporate Debt — continued
555,000		Southern Copper Corp., 3.88%, due 04/23/25	541,965
20,000		Speedway Motorsports, Inc., 5.13%, due 02/01/23	20,075
540,000		Sprint Corp., 7.13%, due 06/15/24	561,600
2,630,000		Sprint Corp., 7.88%, due 09/15/23	2,843,687
585,000		Standard Chartered Plc, 7.75% (5 year USD Swap plus 5.723%)† ††††† 144A	599,625
350,000		Standard Industries, Inc./NJ, 4.75%, due 01/15/28 144A	324,608
420,000		Suzano Austria GmbH, 6.00%, due 01/15/29 144A	422,205
260,000		Suzano Austria GmbH, Reg S, 5.75%, due 07/14/26‡‡‡	262,925
16,600,000	SEK	Swedbank Hypotek AB, Reg S, 1.00%, due 06/15/22‡‡‡	1,904,528
370,000		Swire Pacific MTN Financing, Ltd. (MTN), Reg S, 4.50%, due 10/09/23‡‡‡	378,560
480,000		Symantec Corp., 5.00%, due 04/15/25 144A	476,135
250,000		T-Mobile USA, Inc., 6.38%, due 03/01/25	261,075
200,000		Telecom Italia Capital SA, Guaranteed Senior Note, 7.20%, due 07/18/36	208,500
500,000		Telecom Italia SpA, 5.30%, due 05/30/24 144A	488,750
200,000		Telefonica Emisiones SAU, 5.21%, due 03/08/47	196,388
1,000,000		Telenet Finance Luxembourg Notes Sarl, 5.50%, due 03/01/28 144A	945,000
100,000		Tenet Healthcare Corp., 8.13%, due 04/01/22	105,755
1,010,000		Tesla, Inc., 5.30%, due 08/15/25 144A	854,712
100,000		Teva Pharmaceutical Finance Co. BV, 2.95%, due 12/18/22	92,950
50,000		Teva Pharmaceutical Finance Netherlands III BV, 2.80%, due 07/21/23	44,571
720,000		Teva Pharmaceutical Finance Netherlands III BV, 3.15%, due 10/01/26	600,079
580,000		Teva Pharmaceutical Finance Netherlands III BV, 6.75%, due 03/01/28	612,870
2,000,000		Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.50%, due 10/01/20†††	9,000
530,000		TransDigm, Inc., 6.50%, due 07/15/24	544,310
2,880,000	ZAR	Transnet SOC, Ltd., (MTN), Reg S, 9.50%, due 05/13/21‡‡‡	199,262
910,000		Transocean Pontus, Ltd., 6.13%, due 08/01/25 144A	927,053
590,000		Transportadora de Gas del Sur SA, 6.75%, due 05/02/25 144A	569,350
205,000		Tullow Oil Plc, 7.00%, due 03/01/25 144A	200,131
1,150,000	EUR	UniCredit SpA, (MTN), Reg S, 4.38% (5 year EUR Swap plus 4.316%), due 01/03/27† ‡‡‡	1,377,432
575,000		Unifin Financiera SAB de CV SOFOM ENR, 7.00%, due 01/15/25 144A	547,693
610,000		Unifin Financiera SAB de CV SOFOM ENR, 7.25%, due 09/27/23 144A	604,669
800,000		Union Pacific Corp., 4.50%, due 09/10/48	819,265
350,000		United Rentals North America, Inc., 5.88%, due 09/15/26	360,500
700,000		Univision Communications, Inc., 5.13%, due 05/15/23 144A	670,250
500,000		UPCB Finance IV, Ltd., 5.38%, due 01/15/25 144A	500,625
380,000		Vale Overseas, Ltd., 6.88%, due 11/10/39	447,070
100,000		Verizon Communications, Inc., 4.52%, due 09/15/48	95,478
935,000		Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 9.75%, due 04/15/23 144A	935,000
2,081	GBP	Virgin Media Secured Finance Plc, 5.50%, due 01/15/25	2,791
500,000		Virgin Media Secured Finance Plc, 5.50%, due 08/15/26 144A	495,000
700,000	GBP	Virgin Media Secured Finance Plc, Reg S, 6.25%, due 03/28/29‡‡‡	959,047
1,260,000		Vizient, Inc., 10.38%, due 03/01/24 144A	1,384,425
750,000		VOC Escrow, Ltd., 5.00%, due 02/15/28 144A	724,530
400,000		Vodafone Group Plc, 4.38%, due 05/30/28	394,859
400,000		Vodafone Group Plc, 5.25%, due 05/30/48	403,106
350,000		WEA Finance LLC/Westfield UK & Europe Finance Plc REIT, 4.75%, due 09/17/44 144A	355,231

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Par Value**	Description	Value ($)

	Corporate Debt — continued
2,500,000	Wells Fargo Bank NA, 2.85%, due 07/23/21◆◆	2,506,685
910,000	Williams Cos. (The), Inc., 8.75%, due 03/15/32	1,216,759
300,000	WPX Energy, Inc., 8.25%, due 08/01/23	342,000
1,230,000	XPO CNW, Inc., 6.70%, due 05/01/34	1,257,675
290,000	Yamana Gold, Inc., 4.63%, due 12/15/27	273,372
650,000	Yingde Gases Investment, Ltd., 6.25%, due 01/19/23 144A	630,666
1,310,000	YPF SA, 8.75%, due 04/04/24 144A	1,309,345
710,000	YPF SA, Reg S, 8.50%, due 03/23/21‡‡‡	717,987

		142,631,551

	Mortgage Backed Securities - Private Issuers — 2.2%
2,000,000	BBCCRE Trust, Series 2015-GTP, Class F, 4.71%, due 08/10/33◆◆ 144A	1,693,604
620,000	BBCMS Trust, Series 2018-CBM, Class D, 4.55%, due 07/15/37◆◆ 144A	625,528
1,000,000	BHMS, Series 2018-MZB, Class MZB, 8.79%, due 07/15/20◆◆ 144A	1,008,661
530,000	BX Trust, Series 2017-IMC, Class A, 3.21%, due 10/15/32◆◆ 144A	531,013
1,500,000	BX Trust, Series 2018-BILT, 3.18%, due 05/15/30◆◆ 144A	1,504,180
640,000	CFCRE Commercial Mortgage Trust, Series 2011-C2, Class D, 5.95%, due 12/15/47◆◆ 144A	659,805
343,096	Citigroup Mortgage Loan Trust, Series 2018-A, Class A1, 4.00%, due 01/25/68◆◆ 144A	342,542
860,000	GAHR Commercial Mortgage Trust, Series 2015-NRF, Class EFX, 3.49%, due 12/15/34◆◆ 144A	851,666
1,500,000	GS Mortgage Securities Corp. II, Series 2018-GS10, Class F, 4.56%, due 07/10/51◆◆ 144A	1,099,964
410,000	GS Mortgage Securities Trust, Series 2011-GC5, Class D, 5.56%, due 08/10/44◆◆ 144A	402,923
1,390,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-PHMZ, Class M, 10.37%, due 06/15/35◆◆ 144A	1,390,794
1,229,872	Motel 6 Trust, Series 2017-MTL6, Class E, 5.41%, due 08/15/34◆◆ 144A	1,241,932
665,000	Seasoned Credit Risk Transfer Trust, Series 2018-3, Class M, 4.75%, due 08/25/57◆◆ 144A	642,675
230,000	Starwood Retail Property Trust, Series 2014-STAR, Class C, 4.66% (1 mo. USD LIBOR plus 2.500%), due 11/15/27† 144A	228,185
1,397,456	Structured Asset Mortgage Investments II Trust, Series 2005-AR2, Class 2A2, 2.78% (1 mo. USD LIBOR plus 0.560%), due 05/25/45†	1,200,153
1,053,480	WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR1, Class A1B, 3.00% (1 mo. USD LIBOR plus 0.780%), due 01/25/45†	1,051,403
224,637	Wells Fargo Mortgage Backed Securities Trust, Series 2006-3, Class A11, 5.50%, due 03/25/36	227,055

		14,702,083

	Mortgage Backed Securities - U.S. Government Agency Obligations — 6.8%
1,500,000	FNMA Connecticut Avenue Securities, Series 2017-C03, Class 1B1, 7.07% (1 mo. USD LIBOR plus 4.850%), due 10/25/29† 144A	1,732,676
535,000	FNMA Connecticut Avenue Securities, Series 2017-C05, Class 1M2, 4.42% (1 mo. USD LIBOR plus 2.200%), due 01/25/30†	551,918
1,920,000	FNMA Connecticut Avenue Securities, Series 2018-C05, Class 1B1, 6.47%, due 01/25/31◆◆ 144A	2,007,346
1,580,000	FNMA Connecticut Avenue Securities, Series 2018-C05, Class 1M2, 4.57%, due 01/25/31◆◆ 144A	1,607,654
2,570,000	FNMA TBA, 3.00% , due 10/16/33	2,538,319

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Par Value**		Description	Value ($)

		Mortgage Backed Securities - U.S. Government Agency Obligations — continued
20,275,000		FNMA TBA, 3.50% , due 10/16/33	20,378,751
1,895,000		FNMA TBA, 5.00% , due 10/11/48	1,989,465
4,911,914		GNMA II, Pool # MA5400, 5.00% , due 08/20/48	5,139,111
7,840,000		GNMA Pool II TBA, 5.00% , due 10/18/48	8,188,251

			44,133,491

		Sovereign Debt Obligations — 42.6%
200,000		Abu Dhabi Government International Bond, 4.13%, due 10/11/47 144A	191,520
58,440,000	ARS	Argentina POM Politica Monetaria, 43.08%, due 06/21/20◆◆	1,712,695
300,000		Argentine Republic Government International Bond, 4.63%, due 01/11/23	254,437
1,789,000		Argentine Republic Government International Bond, 5.88%, due 01/11/28	1,420,466
1,775,000		Argentine Republic Government International Bond, 6.88%, due 04/22/21	1,701,781
1,565,000		Argentine Republic Government International Bond, 6.88%, due 01/11/48	1,212,875
1,635,000		Argentine Republic Government International Bond, 7.50%, due 04/22/26	1,461,690
1,230,000		Bahrain Government International Bond, Reg S, 6.13%, due 08/01/23 ‡‡‡	1,252,048
3,245,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 4.50%, due 03/01/21	4,998,194
4,005,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 4.50%, due 03/01/26	6,078,942
540,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 5.00%, due 03/01/35	820,447
335,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 6.00%, due 01/01/43	569,863
827,000	BRL	Brazil Letras do Tesouro Nacional, 7.78%, due 10/01/19‡‡	191,967
888,000	BRL	Brazil Letras do Tesouro Nacional, 8.73%, due 07/01/20‡‡	191,698
2,393,000	BRL	Brazil Letras do Tesouro Nacional, 11.59%, due 01/01/22‡‡	434,615
6,587,000	BRL	Brazil Letras do Tesouro Nacional Series B, 8.20%, due 01/01/20‡‡	1,493,593
1,148,000	BRL	Brazil Notas do Tesouro Nacional Series B, 6.00%, due 08/15/20	938,302
1,493,000	BRL	Brazil Notas do Tesouro Nacional Series B, 6.00%, due 05/15/45	1,192,132
26,000,000	BRL	Brazil Notas do Tesouro Nacional Series F, 10.00%, due 01/01/21	6,581,976
30,871,000	BRL	Brazil Notas do Tesouro Nacional Series F, 10.00%, due 01/01/23	7,520,642
30,736,000	BRL	Brazil Notas do Tesouro Nacional Series F, 10.00%, due 01/01/25	7,264,554
45,346,000	BRL	Brazil Notas do Tesouro Nacional Series F, 10.00%, due 01/01/27	10,444,015
207,000	BRL	Brazil Notas do Tesouro Nacional Series F, 10.00%, due 01/01/29	46,425
14,592,900,000	COP	Colombian TES, 6.00%, due 04/28/28	4,622,310
9,669,100,000	COP	Colombian TES, 7.00%, due 05/04/22	3,399,120
4,831,600,000	COP	Colombian TES, 7.00%, due 06/30/32	1,598,895
9,622,000,000	COP	Colombian TES, 7.50%, due 08/26/26	3,413,184
2,344,400,000	COP	Colombian TES, 7.75%, due 09/18/30	836,033
7,353,300,000	COP	Colombian TES, 10.00%, due 07/24/24	2,921,039
9,511,100,000	COP	Colombian TES, 11.00%, due 07/24/20	3,538,360
330,000	EUR	Cyprus Government International Bond, (MTN), Reg S, 2.38%, due 09/25/28‡‡‡	386,362
570,000	EUR	Cyprus Government International Bond, (MTN), Reg S, 2.75%, due 06/27/24‡‡‡	720,055
2,890,000	EUR	Cyprus Government International Bond, (MTN), Reg S, 3.75%, due 07/26/23‡‡‡	3,799,124
1,270,000	EUR	Cyprus Government International Bond, (MTN), Reg S, 3.88%, due 05/06/22‡‡‡	1,646,258
450,000	EUR	Cyprus Government International Bond, (MTN), Reg S, 4.25%, due 11/04/25‡‡‡	615,267
7,550,000	CZK	Czech Republic Government Bond, 0.25%, due 02/10/27	292,692
5,170,000	CZK	Czech Republic Government Bond, 2.75%, due 07/23/29	244,062
30,360,000	CZK	Czech Republic Government Bond, Reg S, 0.95%, due 05/15/30‡‡‡	1,187,496
7,320,000	CZK	Czech Republic Government Bond, Reg S, 1.00%, due 06/26/26‡‡‡	304,731
4,970,000	CZK	Czech Republic Government Bond, Reg S, 2.50%, due 08/25/28‡‡‡	230,960
880,000		Ecuador Government International Bond, 9.63%, due 06/02/27 144A	872,256
600,000		Ghana Government International Bond, 7.63%, due 05/16/29 144A	602,825

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Par Value**		Description	Value ($)

		Sovereign Debt Obligations — continued
220,000		Honduras Government International Bond, Reg S, 6.25%, due 01/19/27‡‡‡	226,897
175,510,000	HUF	Hungary Government Bond, 0.50%, due 04/21/21	615,263
60,570,000	HUF	Hungary Government Bond, 2.75%, due 12/22/26	207,336
227,770,000	HUF	Hungary Government Bond, 3.00%, due 06/26/24	829,357
341,050,000	HUF	Hungary Government Bond, 3.00%, due 10/27/27	1,175,549
311,940,000	HUF	Hungary Government Bond, 3.50%, due 06/24/20	1,166,673
137,560,000	HUF	Hungary Government Bond, 5.50%, due 06/24/25	568,202
46,330,000	HUF	Hungary Government Bond, 7.00%, due 06/24/22	195,777
1,880,000		Indonesia Government International Bond, (MTN), Reg S, 5.25%, due 01/17/42‡‡‡	1,921,866
12,510,000,000	IDR	Indonesia Treasury Bond, 6.13%, due 05/15/28	731,426
18,009,000,000	IDR	Indonesia Treasury Bond, 7.00%, due 05/15/27	1,120,917
30,765,000,000	IDR	Indonesia Treasury Bond, 7.50%, due 08/15/32	1,915,909
40,578,000,000	IDR	Indonesia Treasury Bond, 7.50%, due 05/15/38	2,454,858
30,178,000,000	IDR	Indonesia Treasury Bond, 8.25%, due 06/15/32	1,989,638
26,927,000,000	IDR	Indonesia Treasury Bond, 8.25%, due 05/15/36	1,766,794
22,105,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 03/15/24	1,497,500
3,841,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 03/15/34	253,998
39,111,000,000	IDR	Indonesia Treasury Bond, 8.75%, due 05/15/31	2,703,374
8,369,000,000	IDR	Indonesia Treasury Bond, 9.00%, due 03/15/29	590,477
7,000,000,000	IDR	Indonesia Treasury Bond, 9.50%, due 07/15/31	505,331
2,504,000,000	IDR	Indonesia Treasury Bond, 10.50%, due 08/15/30	195,189
24,500,000	ILS	Israel Government Bond — Fixed, 1.25%, due 11/30/22	6,765,198
4,740,000	ILS	Israel Government Bond — Fixed, 5.50%, due 01/31/42	1,853,138
1,770,000	EUR	Italy Buoni Poliennali Del Tesoro, Reg S, 3.45%, due 03/01/48‡‡‡	1,972,724
270,000		Jamaica Government International Bond, 6.75%, due 04/28/28	293,962
500,000		Kazakhstan Government International Bond, (MTN), Reg S, 5.13%, due 07/21/25‡‡‡	539,153
430,000		Kuwait International Government Bond, 3.50%, due 03/20/27 144A	422,217
320,000		Lebanon Government International Bond, (MTN), Reg S, 8.25%, due 04/12/21‡‡‡	301,318
3,409,000	MYR	Malaysia Government Bond, 3.42%, due 08/15/22	814,230
1,545,000	MYR	Malaysia Government Bond, 3.48%, due 03/15/23	367,865
31,272,000	MYR	Malaysia Government Bond, 3.62%, due 11/30/21	7,559,429
2,912,000	MYR	Malaysia Government Bond, 3.66%, due 10/15/20	706,988
14,230,000	MYR	Malaysia Government Bond, 3.80%, due 08/17/23	3,436,766
4,513,000	MYR	Malaysia Government Bond, 3.84%, due 04/15/33	1,007,064
24,000,000	MYR	Malaysia Government Bond, 3.88%, due 03/10/22	5,847,759
3,566,000	MYR	Malaysia Government Bond, 3.88%, due 03/14/25	857,367
391,000	MYR	Malaysia Government Bond, 3.89%, due 03/15/27	92,604
9,193,000	MYR	Malaysia Government Bond, 3.96%, due 09/15/25	2,215,521
782,000	MYR	Malaysia Government Bond, 4.16%, due 07/15/21	191,743
4,114,000	MYR	Malaysia Government Bond, 4.38%, due 11/29/19	1,004,985
10,000,000	MYR	Malaysia Government Bond, 4.92%, due 07/06/48	2,416,535
40,041,500	MXN	Mexican Bonos, 5.00%, due 12/11/19	2,072,584
66,423,100	MXN	Mexican Bonos, 5.75%, due 03/05/26	3,136,575
91,916,200	MXN	Mexican Bonos, 6.50%, due 06/10/21	4,770,396
36,950,000	MXN	Mexican Bonos, 6.50%, due 06/09/22	1,898,298
76,632,000	MXN	Mexican Bonos, 7.50%, due 06/03/27	3,990,884
16,149,500	MXN	Mexican Bonos, 7.75%, due 05/29/31	845,896
32,978,800	MXN	Mexican Bonos, 7.75%, due 11/13/42	1,699,076
38,787,900	MXN	Mexican Bonos, 8.00%, due 06/11/20	2,083,160

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Par Value**		Description	Value ($)

		Sovereign Debt Obligations — continued
17,338,800	MXN	Mexican Bonos, 8.00%, due 12/07/23	937,010
7,985,300	MXN	Mexican Bonos, 8.50%, due 05/31/29	443,476
38,371,700	MXN	Mexican Bonos, 10.00%, due 12/05/24	2,276,374
63,224,300	MXN	Mexican Bonos, 10.00%, due 11/20/36	4,000,433
16,136,004	MXN	Mexican Udibonos, 4.50%, due 11/22/35	944,011
1,500,000		Mexico Government International Bond, 3.60%, due 01/30/25	1,459,500
800,000		Mexico Government International Bond (MTN), 4.75%, due 03/08/44	766,400
885,000		Oman Government International Bond, 5.63%, due 01/17/28 144A	871,806
1,493,000	PEN	Peruvian Government International Bond, Reg S, 5.70%, due 08/12/24‡‡‡	472,658
3,516,000	PEN	Peruvian Government International Bond, Reg S, 6.35%, due 08/12/28‡‡‡	1,123,270
4,788,000	PEN	Peruvian Government International Bond, Reg S, 6.95%, due 08/12/31‡‡‡	1,587,890
2,953,000	PEN	Peruvian Government International Bond, Reg S, 8.20%, due 08/12/26‡‡‡	1,058,826
30,000,000	PHP	Philippine Government International Bond, 3.90%, due 11/26/22	525,382
4,281,000	PLN	Poland Government Bond, 1.50%, due 04/25/20	1,163,527
10,227,000	PLN	Poland Government Bond, 2.50%, due 01/25/23	2,785,575
7,455,000	PLN	Poland Government Bond, 2.50%, due 07/25/26	1,939,036
3,081,000	PLN	Poland Government Bond, 2.50%, due 07/25/27	792,003
6,565,000	PLN	Poland Government Bond, 3.25%, due 07/25/19	1,810,758
3,985,000	PLN	Poland Government Bond, 3.25%, due 07/25/25	1,102,007
16,589,000	PLN	Poland Government Bond, 4.00%, due 10/25/23	4,809,824
12,542,000	PLN	Poland Government Bond, 5.50%, due 10/25/19	3,554,945
1,030,000		Provincia de Buenos Aires/Argentina, 6.50%, due 02/15/23 144A	905,123
150,000		Provincia de Buenos Aires/Argentina, 7.88%, due 06/15/27 144A	125,476
390,000		Qatar Government International Bond, 5.10%, due 04/23/48 144A	406,419
3,182,000	PLN	Republic of Poland Government Bond, 2.25%, due 04/25/22	866,869
4,730,000	PLN	Republic of Poland Government Bond, 2.75%, due 04/25/28	1,233,860
6,067,997	ZAR	Republic of South Africa Government Bond, 8.75%, due 01/31/44	382,426
4,275,000	ZAR	Republic of South Africa Government Bond, 10.50%, due 12/21/26	327,500
1,655,000	RON	Romania Government Bond, 3.25%, due 04/29/24	388,894
2,015,000	RON	Romania Government Bond, 3.40%, due 03/08/22	488,918
13,000,000	RON	Romania Government Bond, 4.25%, due 06/28/23	3,227,953
1,860,000	RON	Romania Government Bond, 5.00%, due 02/12/29	465,468
1,350,000	RON	Romania Government Bond, 5.80%, due 07/26/27	361,105
90,374,000	RUB	Russian Federal Bond — OFZ, 7.00%, due 08/16/23	1,325,578
256,827,000	RUB	Russian Federal Bond — OFZ, 7.05%, due 01/19/28	3,593,293
272,003,000	RUB	Russian Federal Bond — OFZ, 7.10%, due 10/16/24	3,947,269
110,781,000	RUB	Russian Federal Bond — OFZ, 7.40%, due 12/07/22	1,660,572
242,480,000	RUB	Russian Federal Bond — OFZ, 7.50%, due 08/18/21	3,672,850
48,856,000	RUB	Russian Federal Bond — OFZ, 7.70%, due 03/23/33	700,450
183,718,000	RUB	Russian Federal Bond — OFZ, 7.75%, due 09/16/26	2,715,305
87,913,000	RUB	Russian Federal Bond — OFZ, 8.15%, due 02/03/27	1,325,848
41,565,000	RUB	Russian Federal Bond — OFZ, 8.50%, due 09/17/31	636,564
880,000		Senegal Government International Bond, 6.25%, due 05/23/33 144A	823,747
36,341,000	ZAR	South Africa Government Bond, 6.25%, due 03/31/36	1,833,636
8,620,240	ZAR	South Africa Government Bond, 7.00%, due 02/28/31	500,508
8,641,635	ZAR	South Africa Government Bond, 7.25%, due 01/15/20	608,647
19,976,406	ZAR	South Africa Government Bond, 7.75%, due 02/28/23	1,379,732
5,626,913	ZAR	South Africa Government Bond, 8.00%, due 01/31/30	359,494
14,291,364	ZAR	South Africa Government Bond, 8.25%, due 03/31/32	910,201

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Par Value**		Description	Value ($)

		Sovereign Debt Obligations — continued
23,193,904	ZAR	South Africa Government Bond, 8.75%, due 02/28/48	1,457,399
23,777,142	ZAR	South Africa Government Bond, 9.00%, due 01/31/40	1,549,012
180,650,545	ZAR	South Africa Government Bond, 10.50%, due 12/21/26	13,839,290
120,181,000	THB	Thailand Government Bond, 2.13%, due 12/17/26	3,576,013
9,625,000	THB	Thailand Government Bond, 3.60%, due 06/17/67	281,262
37,505,000	THB	Thailand Government Bond, 3.65%, due 06/20/31	1,234,409
31,590,000	THB	Thailand Government Bond, 4.00%, due 06/17/66	1,028,542
30,400,000	THB	Thailand Government Bond, 4.88%, due 06/22/29	1,105,001
72,751,700	THB	Thailand Government Bond, Reg S, 1.25%, due 03/12/28‡‡‡	2,114,474
6,353,215	TRY	Turkey Government Bond, 4.00%, due 04/01/20	1,066,043
11,759,789	TRY	Turkey Government Bond, 9.00%, due 07/24/24	1,426,491
835,080	TRY	Turkey Government Bond, 10.50%, due 01/15/20	119,063
776,200	TRY	Turkey Government Bond, 10.60%, due 02/11/26	88,638
14,064,653	TRY	Turkey Government Bond, 10.70%, due 08/17/22	1,672,830
16,245,043	TRY	Turkey Government Bond, 11.00%, due 03/02/22	2,003,825
8,806,000	TRY	Turkey Government Bond, 11.00%, due 02/24/27	1,026,118
3,799,000	TRY	Turkey Government Bond, 12.20%, due 01/18/23	470,820
663,000		Turkey Government International Bond, 4.88%, due 04/16/43	485,097
695,000		Turkey Government International Bond, 5.75%, due 05/11/47	543,907
1,265,000		Turkey Government International Bond, 6.25%, due 09/26/22	1,241,571
769,000		Turkey Government International Bond, 6.63%, due 02/17/45	670,491
21,388,000	UYU	Uruguay Government International Bond, Reg S, 8.50%, due 03/15/28‡‡‡	564,038

			278,164,422

		U.S. Government and Agency Obligations — 7.2%
1,100,000		U.S. Treasury Bond, 3.13%, due 05/15/48	1,085,605
14,077,185		U.S. Treasury Inflation Indexed Bond, 0.13%, due 04/15/22	13,680,164
2,289,123		U.S. Treasury Inflation Indexed Bond, 1.00%, due 02/15/48	2,264,295
1,575,900		U.S. Treasury Note, 1.00%, due 10/15/19(a)	1,549,153
2,783,000		U.S. Treasury Note, 1.25%, due 12/15/18(b)	2,777,674
6,500,000		U.S. Treasury Note, 1.38%, due 06/30/23	6,051,475
1,670,000		U.S. Treasury Note, 2.25%, due 12/31/24	1,599,579
17,000,000		U.S. Treasury Note, 2.50%, due 05/31/20	16,920,313
1,130,000		U.S. Treasury Note, 2.88%, due 05/15/28	1,113,138

			47,041,396

		TOTAL DEBT OBLIGATIONS (COST $616,895,939)	604,299,544

Shares		Description	Value ($)

		COMMON STOCKS — 0.2%

		Biotechnology — 0.0%
8,631		Concordia International Corp.*	173,803

		Diversified Financial Services — 0.0%
7,396,155		Edcon Holdings, Ltd. 1* **** ^	—
736,020		Edcon Holdings, Ltd. 2* **** ^	—

			—

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Oil & Gas — 0.2%
8,511	Birch Permian Holdings, Inc.* ****	97,877
66,347	Birch Permian Holdings, Inc.* ****	762,990
14,783	Nine Point Energy, LLC**** ^	202,248

		1,063,115

	TOTAL COMMON STOCKS (COST $3,593,776)	1,236,918

	CONVERTIBLE PREFERRED STOCK — 0.1%

	Oil & Gas — 0.1%
322	Nine Point Energy Holdings, Inc., 0.00%* **** ^	372,400

	TOTAL CONVERTIBLE PREFERRED STOCK (COST $300,884)	372,400

	INVESTMENT COMPANY — 0.2%
65,875	Invesco Senior Loan ETF	1,526,324

	PREFERRED STOCK — 0.0%

	Investment Company — 0.0%
2,450	B. Riley Financial, Inc., 6.88%*	61,372

	TOTAL PREFERRED STOCK (COST $61,250)	61,372

Number of Contracts	Notional Value ($)	Description	Value ($)

		OPTIONS PURCHASED — 0.1%

		Call Options — 0.0%
47	5,582,719	U.S. Treasury Note 10-Year Futures Option with UBS Securities LLC, Strike Price $120.00, Expires 11/23/18	9,547

		TOTAL CALL OPTIONS PURCHASED (COST $17,710)	9,547

		Put Options — 0.1%
10	2,913,980	S&P 500 Index Option with Deutsche Bank Securities Inc., Strike Price $2,930.00, Expires 10/19/18	29,200
10	2,913,980	S&P 500 Index Option with Deutsche Bank Securities Inc., Strike Price $2,875.00, Expires 11/16/18	29,650
59	17,192,482	S&P 500 Index Option with Deutsche Bank Securities Inc., Strike Price $2,700.00, Expires 10/19/18	15,930
53	7,735,350	S&P E-mini Futures Option with JPMorgan Securities LLC, Strike Price $2,700.00, Expires 11/16/18	25,175
43	6,275,850	S&P E-mini Futures Option with UBS Securities LLC, Strike Price $2,650.00, Expires 11/16/18	16,125
63	9,194,850	S&P E-mini Futures Option with UBS Securities LLC, Strike Price $2,600.00, Expires 11/16/18	18,900
37	5,400,150	S&P E-mini Futures Option with UBS Securities LLC, Strike Price $2,600.00, Expires 10/19/18	3,515
1,900	1,900,000	USD/EUR Option with HSBC Bank USA, N.A., Strike Price $1.19, Expires 12/13/18	16,815
1,900	1,900,000	USD/EUR Option with Morgan Stanley & Co., Strike Price $1.19, Expires 04/01/19	14,377

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Number of Contracts	Notional Value ($)	Description	Value ($)

		Put Options — continued
3,780	3,780,000	USD/EUR Option with HSBC Bank USA, Strike Price $1.17, Expires 10/08/18	4,347
3,780	3,780,000	USD/EUR Option with HSBC Bank USA, Strike Price $1.19, Expires 12/13/18	25,753
5,100	5,100,000	USD/JPY Option with Morgan Stanley & Co., Strike Price $107.50, Expires 03/22/19	41,601
162	19,242,563	U.S. Treasury Note 10-Year Futures Option with JPMorgan Securities LLC, Strike Price $117.50, Expires 11/23/18	30,375
81	236,032,380	U.S. Treasury Note 10-Year Futures Option with JPMorgan Securities LLC, Strike Price $117.50, Expires 10/26/18	5,063
161	19,123,781	U.S. Treasury Note 10-Year Futures Option with JPMorgan Securities LLC, Strike Price $118.00, Expires 10/26/18	22,641
19	2,256,844	U.S. Treasury Note 10-Year Futures Option with UBS Securities LLC, Strike Price $119.00, Expires 11/23/18	13,656
38	4,513,688	U.S. Treasury Note 10-Year Futures Option with UBS Securities LLC, Strike Price $118.00, Expires 11/23/18	11,875
162	19,242,563	U.S. Treasury Note 10-Year Futures Option with JPMorgan Securities LLC, Strike Price $118.50, Expires 10/26/18	45,562

		TOTAL PUT OPTIONS PURCHASED (COST $496,561)	370,560

		TOTAL OPTIONS PURCHASED (COST $514,271)	380,107

Par Value**		Description	Value ($)

		SHORT-TERM INVESTMENTS — 2.7%

		Investment Company — 0.0%
2,000		T. Rowe Price Government Reserve Fund	2,000

		Sovereign Debt Obligations — 0.9%
46,000,000	EGP	Egypt Treasury Bills, 16.77%, due 03/19/19‡‡	2,351,365
71,350,000	EGP	Egypt Treasury Bills, 18.80%, due 12/25/18‡‡	3,833,780

		TOTAL SOVEREIGN DEBT OBLIGATIONS	6,185,145

		U.S. Government and Agency Obligations — 1.8%
12,080,000		U.S. Treasury Note, 1.25%, due 03/31/19	12,009,927

		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (COST $12,015,679)	12,009,927

		TOTAL SHORT-TERM INVESTMENTS (COST $18,190,929)	18,197,072

		TOTAL INVESTMENTS — 95.8% (COST $641,075,138)	626,073,737

		Other Assets and Liabilities (net) — 4.2%	27,544,126

		NET ASSETS — 100.0%	$653,617,863

		Notes to Schedule of Investments:

		CLO — Collateralized Loan Obligation

		FNMA — Federal National Mortgage Association

		GNMA — Government National Mortgage Association

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

MTN — Medium Term Note

PIK — Payment In Kind

REIT — Real Estate Investment Trust

TBA — To Be Announced

#	Year of maturity is greater than 2100.

*	Non-income producing security

**	Unless otherwise indicated, all par values are denominated in United States dollars ($).

****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $1,435,515 which represents 0.2% of net assets. The aggregate tax cost of these securities held at September 30, 2018 was $1,911,239.

^	Level 3 — significant unobservable inputs were used in determining the value of this portfolio security.

◆	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

◆◆	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

†	Variable or floating rate note. Rate shown is as of September 30, 2018.

††	Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end.

†††	Security is currently in default.

††††	When-issued security.

†††††	Security is perpetual and has no stated maturity date.

‡‡	Interest rate presented is yield to maturity.

‡‡‡	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(a)	All or a portion of this security is pledged for open forward foreign currency contracts collateral.

(b)	All or a portion of this security is pledged for open futures and centrally cleared swaps collateral.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $97,413,836 which represents 14.9% of net assets.

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Forward Foreign Currency Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
ARS	1,501,280	USD	48,428	10/25/18	Citibank N.A.	$(12,777)
ARS	102,781,240	USD	3,219,028	10/25/18	HSBC Bank Plc	(778,278)
ARS	42,898,000	USD	1,091,752	10/17/18	JPMorgan Chase Bank N.A. London	(61,689)
ARS	1,572,160	USD	51,852	10/25/18	Morgan Stanley & Co.	(14,518)
AUD	730,000	USD	538,278	10/18/18	Citibank N.A.	(10,040)
AUD	5,298,000	USD	3,798,237	01/25/19	HSBC Bank Plc	39,144
AUD	2,650,000	USD	1,907,013	01/25/19	Morgan Stanley & Co.	12,401
BRL	1,709,810	USD	422,864	10/25/18	Citibank N.A.	4,581
BRL	2,184,941	USD	542,102	01/03/19	Deutsche Bank AG	1,017
BRL	21,753,000	USD	5,361,365	10/02/18	HSBC Bank Plc	85,668
BRL	11,926,259	USD	2,921,957	10/02/18	JPMorgan Chase Bank N.A. London	64,423
BRL	3,154,000	USD	769,510	10/17/18	JPMorgan Chase Bank N.A. London	19,382
BRL	61,729,259	USD	15,286,915	10/02/18	Morgan Stanley & Co.	170,325
CLP	343,707,410	USD	500,084	10/25/18	HSBC Bank Plc	21,323
CLP	2,479,849,000	USD	3,625,535	10/17/18	JPMorgan Chase Bank N.A. London	135,595
CLP	125,662,960	USD	189,967	10/25/18	Natwest Markets Plc	665
CNY	6,204,770	USD	902,643	10/25/18	HSBC Bank Plc	(920)
COP	1,083,468,870	USD	360,601	11/28/18	Citibank N.A.	4,015
COP	450,967,640	USD	156,201	10/25/18	HSBC Bank Plc	(4,309)
COP	7,288,400,840	USD	2,414,097	11/28/18	HSBC Bank Plc	38,643
COP	2,918,679,000	USD	957,599	10/17/18	JPMorgan Chase Bank N.A. London	25,403
COP	1,062,865,000	USD	366,885	10/25/18	JPMorgan Chase Bank N.A. London	(8,899)
COP	2,162,568,680	USD	747,865	10/25/18	Morgan Stanley & Co.	(19,485)
COP	4,314,279,000	USD	1,430,496	11/02/18	Morgan Stanley & Co.	22,673
COP	1,774,724,030	USD	584,422	11/28/18	Morgan Stanley & Co.	12,819
CZK	98,563,880	USD	4,517,030	10/25/18	Citibank N.A.	(73,021)
CZK	2,193,460	USD	100,903	10/25/18	HSBC Bank Plc	(2,006)
EUR	607,249	USD	718,459	01/31/19	HSBC Bank Plc	(5,685)
EUR	8,396,000	USD	9,810,080	11/16/18	JPMorgan Chase Bank N.A. London	(23,782)
EUR	6,880,317	USD	8,128,599	01/31/19	JPMorgan Chase Bank N.A. London	(52,654)
GBP	721,000	USD	943,919	11/23/18	JPMorgan Chase Bank N.A. London	(1,547)
HUF	208,050,460	USD	756,814	10/25/18	Citibank N.A.	(8,421)
HUF	722,759,000	USD	2,633,610	11/05/18	JPMorgan Chase Bank N.A. London	(31,618)
HUF	297,357,208	USD	1,068,663	10/25/18	Toronto-Dominion Bank	980
IDR	28,754,310,000	USD	1,948,124	10/18/18	Citibank N.A.	(22,069)
IDR	42,936,629,000	USD	2,790,448	11/28/18	Deutsche Bank AG	71,187
IDR	17,555,817,740	USD	1,154,391	11/28/18	HSBC Bank Plc	15,668
IDR	10,283,431,000	USD	686,296	10/17/18	JPMorgan Chase Bank N.A. London	2,603
IDR	12,990,329,402	USD	857,221	11/28/18	Morgan Stanley & Co.	8,557
JPY	21,662,000	USD	193,276	10/19/18	HSBC Bank Plc	(2,329)
JPY	142,800,000	USD	1,266,530	10/18/18	JPMorgan Chase Bank N.A. London	(7,857)
JPY	1,045,386,000	USD	9,422,408	10/19/18	JPMorgan Chase Bank N.A. London	(207,469)
JPY	226,077,800	USD	2,025,807	10/25/18	Natwest Markets Plc	(32,107)
JPY	6,452,410	USD	57,274	10/25/18	Toronto-Dominion Bank	(373)
KRW	1,927,991,110	USD	1,720,692	10/25/18	HSBC Bank Plc	18,248
KRW	973,045,000	USD	871,709	12/07/18	HSBC Bank Plc	6,810
KRW	508,420,000	USD	453,238	10/25/18	Morgan Stanley & Co.	5,328
KZT	43,171,980	USD	121,440	11/05/18	HSBC Bank Plc	(3,366)

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
KZT	50,437,790	USD	141,282	12/04/18	HSBC Bank Plc	$(4,079)
KZT	156,622,600	USD	428,096	10/30/18	JPMorgan Chase Bank N.A. London	758
KZT	114,828,270	USD	320,749	01/31/19	Morgan Stanley & Co.	(11,656)
KZT	36,979,810	USD	100,653	02/08/19	Morgan Stanley & Co.	(1,252)
MXN	1,960,120	USD	102,608	10/25/18	Citibank N.A.	1,840
MXN	50,762,190	USD	2,672,088	10/25/18	HSBC Bank Plc	32,861
MXN	17,728,000	USD	931,512	11/16/18	HSBC Bank Plc	9,913
MXN	23,910,000	USD	1,251,951	10/18/18	JPMorgan Chase Bank N.A. London	23,530
MXN	67,806,000	USD	3,546,669	11/05/18	JPMorgan Chase Bank N.A. London	60,283
MXN	18,300,000	USD	951,821	11/16/18	JPMorgan Chase Bank N.A. London	19,979
MYR	19,506,240	USD	4,814,507	10/25/18	Morgan Stanley & Co.	(103,537)
MYR	4,076,820	USD	989,184	11/28/18	Morgan Stanley & Co.	(5,241)
NOK	5,070,000	USD	624,588	10/26/18	Morgan Stanley & Co.	(1,386)
PEN	3,874,000	USD	1,164,789	10/17/18	JPMorgan Chase Bank N.A. London	8,955
PHP	941,360	USD	17,523	11/28/18	Deutsche Bank AG	(172)
PHP	73,120,000	USD	1,348,829	10/05/18	JPMorgan Chase Bank N.A. London	4,177
PHP	184,000,000	USD	3,417,056	10/17/18	JPMorgan Chase Bank N.A. London	(15,402)
PHP	73,120,000	USD	1,338,336	01/11/19	JPMorgan Chase Bank N.A. London	5,954
PHP	71,852,840	USD	1,315,378	11/28/18	Morgan Stanley & Co.	9,011
PLN	879,350	USD	241,227	10/25/18	Citibank N.A.	(2,556)
PLN	26,540,000	USD	7,248,754	11/05/18	JPMorgan Chase Bank N.A. London	(43,701)
PLN	1,717,950	USD	466,018	10/25/18	Toronto-Dominion Bank	263
RON	6,243,750	USD	1,577,013	10/25/18	HSBC Bank Plc	(20,720)
RON	15,039,000	USD	3,772,233	10/12/18	JPMorgan Chase Bank N.A. London	(22,495)
RON	21,158,000	USD	5,326,695	11/05/18	JPMorgan Chase Bank N.A. London	(54,340)
RON	9,163,180	USD	2,297,709	10/25/18	Natwest Markets Plc	(13,730)
RUB	394,633,000	USD	5,682,261	10/12/18	JPMorgan Chase Bank N.A. London	336,662
RUB	135,545,000	USD	2,056,730	10/17/18	JPMorgan Chase Bank N.A. London	9,575
RUB	123,049,380	USD	1,864,950	10/25/18	JPMorgan Chase Bank N.A. London	9,384
SEK	722,000	USD	82,200	01/18/19	HSBC Bank Plc	(218)
THB	49,384,970	USD	1,528,119	01/16/19	HSBC Bank Plc	4,312
THB	9,906,280	USD	304,387	11/28/18	Morgan Stanley & Co.	2,462
THB	101,143,152	USD	3,113,726	01/16/19	Morgan Stanley & Co.	24,778
THB	22,476,256	USD	691,018	10/25/18	Natwest Markets Plc	4,468
THB	101,143,152	USD	3,104,007	11/28/18	Natwest Markets Plc	28,919
TRY	5,011,086	USD	777,641	10/25/18	JPMorgan Chase Bank N.A. London	43,726
TRY	15,187,000	USD	2,766,327	11/05/18	JPMorgan Chase Bank N.A. London	(294,578)
TRY	5,374,661	USD	844,059	10/25/18	Morgan Stanley & Co.	36,902
TRY	1,774,129	USD	290,713	10/25/18	Natwest Markets Plc	85
ZAR	1,719,200	USD	115,058	10/25/18	Citibank N.A.	6,059
ZAR	14,572,960	USD	967,609	10/25/18	HSBC Bank Plc	59,053
ZAR	17,068,000	USD	1,141,779	11/05/18	JPMorgan Chase Bank N.A. London	58,926
USD	289,689	ARS	11,912,000	11/15/18	Citibank N.A.	14,241
USD	876,400	ARS	26,343,940	10/25/18	HSBC Bank Plc	250,809
USD	23,926	ARS	908,000	10/17/18	JPMorgan Chase Bank N.A. London	2,123
USD	48,774	AUD	67,000	01/25/19	Morgan Stanley & Co.	245
USD	1,238,177	BRL	5,110,080	10/25/18	Citibank N.A.	(39,321)
USD	5,342,333	BRL	21,753,000	10/02/18	HSBC Bank Plc	(104,701)
USD	1,350,510	BRL	5,625,780	10/25/18	HSBC Bank Plc	(55,911)

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	3,359,839	BRL	13,889,000	01/03/19	HSBC Bank Plc	$(92,601)
USD	2,978,661	BRL	11,926,259	10/02/18	JPMorgan Chase Bank N.A. London	(7,720)
USD	10,464,768	BRL	43,532,400	10/17/18	JPMorgan Chase Bank N.A. London	(423,751)
USD	162,797	BRL	662,370	10/25/18	JPMorgan Chase Bank N.A. London	(2,793)
USD	2,898,311	BRL	11,926,259	01/03/19	JPMorgan Chase Bank N.A. London	(66,243)
USD	15,123,336	BRL	61,729,259	10/02/18	Morgan Stanley & Co.	(333,904)
USD	6,113,206	BRL	25,235,000	01/03/19	Morgan Stanley & Co.	(159,551)
USD	826,511	CAD	1,075,000	10/17/18	HSBC Bank Plc	(5,444)
USD	5,699,538	CAD	7,407,000	10/19/18	JPMorgan Chase Bank N.A. London	(33,071)
USD	4,533,626	CLP	3,058,973,623	01/11/19	Deutsche Bank AG	(108,018)
USD	4,552,814	CLP	3,019,881,426	01/11/19	HSBC Bank Plc	(29,513)
USD	80,552	CLP	53,748,000	10/17/18	JPMorgan Chase Bank N.A. London	(967)
USD	901,699	CNY	6,204,770	10/25/18	HSBC Bank Plc	(24)
USD	1,541,295	CNY	10,614,900	10/25/18	Morgan Stanley & Co.	(1,341)
USD	80,185	COP	237,586,940	10/25/18	Citibank N.A.	162
USD	429,071	COP	1,278,549,800	11/28/18	Citibank N.A.	(1,195)
USD	117,207	COP	345,761,800	11/28/18	HSBC Bank Plc	849
USD	5,794,548	COP	17,796,070,000	10/17/18	JPMorgan Chase Bank N.A. London	(199,114)
USD	35,444	COP	103,036,040	10/25/18	Morgan Stanley & Co.	740
USD	203,287	COP	607,422,280	11/28/18	Morgan Stanley & Co.	(1,126)
USD	228,698	COP	682,664,200	10/25/18	Natwest Markets Plc	(1,232)
USD	834,861	COP	2,558,849,740	11/28/18	Natwest Markets Plc	(26,260)
USD	630,457	EUR	535,000	10/24/18	Barclays Bank Plc	7,987
USD	270,873	EUR	232,001	10/18/18	Citibank N.A.	1,067
USD	13,390,255	EUR	11,324,353	01/31/19	Deutsche Bank AG	98,011
USD	128,613	EUR	110,000	10/22/18	HSBC Bank Plc	648
USD	9,799,475	EUR	8,396,000	11/16/18	HSBC Bank Plc	13,178
USD	2,079,404	EUR	1,766,942	01/31/19	HSBC Bank Plc	5,412
USD	110,559	EUR	94,001	10/18/18	JPMorgan Chase Bank N.A. London	1,240
USD	712,099	EUR	598,573	01/31/19	JPMorgan Chase Bank N.A. London	9,509
USD	1,455,792	GBP	1,107,642	11/23/18	HSBC Bank Plc	8,065
USD	948,533	GBP	716,000	11/23/18	JPMorgan Chase Bank N.A. London	12,696
USD	102,568	HUF	28,380,000	10/25/18	JPMorgan Chase Bank N.A. London	481
USD	57,269	HUF	15,700,000	11/05/18	JPMorgan Chase Bank N.A. London	748
USD	167,862	HUF	46,080,000	10/25/18	Toronto-Dominion Bank	2,105
USD	2,853,967	IDR	43,143,422,712	10/18/18	Citibank N.A.	(35,916)
USD	1,491,159	IDR	22,632,911,660	11/28/18	HSBC Bank Plc	(17,277)
USD	2,385,050	IDR	36,123,240,000	10/17/18	JPMorgan Chase Bank N.A. London	(34,889)
USD	402,479	IDR	6,189,326,170	11/28/18	Morgan Stanley & Co.	(10,026)
USD	1,927,598	ILS	6,853,092	01/17/19	Deutsche Bank AG	27,458
USD	6,999,111	ILS	24,786,650	01/17/19	HSBC Bank Plc	126,579
USD	786,826	INR	57,458,000	11/02/18	JPMorgan Chase Bank N.A. London	(2,834)
USD	1,897,188	JPY	211,747,000	10/19/18	JPMorgan Chase Bank N.A. London	30,666
USD	432,941	KRW	488,444,080	10/25/18	Deutsche Bank AG	(7,608)
USD	6,590,343	KRW	7,387,116,000	12/07/18	JPMorgan Chase Bank N.A. London	(79,157)
USD	2,305,112	MXN	43,653,810	10/25/18	Citibank N.A.	(21,055)
USD	1,890,632	MXN	35,936,710	11/16/18	HSBC Bank Plc	(17,745)
USD	5,630,710	MXN	107,432,000	11/05/18	JPMorgan Chase Bank N.A. London	(84,153)
USD	8,290,291	MYR	34,331,753	11/09/18	HSBC Bank Plc	1,230

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	4,051,684	MYR	16,479,530	10/25/18	Morgan Stanley & Co.	$71,698
USD	741,970	MYR	3,079,700	11/28/18	Morgan Stanley & Co.	(1,318)
USD	1,247,101	PEN	4,140,000	10/25/18	HSBC Bank Plc	(6,837)
USD	1,247,114	PEN	4,137,300	10/25/18	Morgan Stanley & Co.	(6,006)
USD	1,044,131	PHP	56,544,030	11/28/18	HSBC Bank Plc	1,912
USD	1,350,199	PHP	73,120,000	10/05/18	JPMorgan Chase Bank N.A. London	(2,807)
USD	73,063	PHP	3,979,000	10/17/18	JPMorgan Chase Bank N.A. London	(498)
USD	39,839	PHP	2,174,800	11/28/18	Morgan Stanley & Co.	(247)
USD	68,434	PLN	249,060	10/25/18	Citibank N.A.	835
USD	669,615	PLN	2,456,770	10/25/18	HSBC Bank Plc	2,806
USD	1,499,471	PLN	5,507,000	11/05/18	JPMorgan Chase Bank N.A. London	4,437
USD	205,148	PLN	750,000	10/25/18	Toronto-Dominion Bank	1,585
USD	88,217	RON	350,961	10/12/18	JPMorgan Chase Bank N.A. London	710
USD	115,801	RON	458,000	11/05/18	JPMorgan Chase Bank N.A. London	1,672
USD	3,274,535	RON	13,072,004	01/18/19	JPMorgan Chase Bank N.A. London	20,324
USD	305,832	RON	1,219,167	10/12/18	Morgan Stanley & Co.	1,852
USD	1,392,609	RUB	91,870,000	10/18/18	Citibank N.A.	(7,756)
USD	404,669	RUB	26,686,280	10/25/18	Deutsche Bank AG	(1,827)
USD	232,616	RUB	15,756,310	10/25/18	HSBC Bank Plc	(7,390)
USD	115,436	RUB	7,725,000	10/12/18	JPMorgan Chase Bank N.A. London	(2,385)
USD	6,492,979	RUB	445,534,000	10/17/18	JPMorgan Chase Bank N.A. London	(298,925)
USD	2,420,457	RUB	165,636,680	10/25/18	JPMorgan Chase Bank N.A. London	(102,583)
USD	6,698,953	SEK	59,516,474	01/18/19	HSBC Bank Plc	(59,033)
USD	921,430	SGD	1,265,400	10/25/18	Toronto-Dominion Bank	(5,175)
USD	1,790,108	THB	57,593,685	02/08/19	HSBC Bank Plc	1,504
USD	654,312	THB	21,420,000	10/17/18	JPMorgan Chase Bank N.A. London	(8,329)
USD	3,024,743	THB	97,945,645	02/08/19	JPMorgan Chase Bank N.A. London	(17,013)
USD	394,616	TRY	2,473,360	10/25/18	JPMorgan Chase Bank N.A. London	(10,792)
USD	598,767	TRY	3,846,000	11/05/18	JPMorgan Chase Bank N.A. London	(27,186)
USD	1,032,565	TWD	31,695,440	10/25/18	HSBC Bank Plc	(7,040)
USD	6,579,081	TWD	201,912,000	11/09/18	Morgan Stanley & Co.	(50,211)
USD	6,949,717	ZAR	103,723,484	11/09/18	HSBC Bank Plc	(343,206)
USD	1,295,405	ZAR	18,926,000	11/05/18	JPMorgan Chase Bank N.A. London	(36,005)
USD	87,837	ZAR	1,256,000	11/09/18	Morgan Stanley & Co.	(474)

						$(2,671,909)

Cash in the amount of $702,000 received at the custodian bank as collateral for forward foreign currency contracts.

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
5	Euro-BTP	Dec 2018	$719,200	$284
130	U.S. Long Bond	Dec 2018	3,934,000	(333,685)
264	U.S. Treasury Note 10-Year	Dec 2018	31,358,250	(335,755)
5	U.S. Treasury Note 2-Year	Dec 2018	1,053,672	(1,806)
99	U.S. Treasury Note 5-Year	Dec 2018	11,135,180	(67,444)

				$(738,406)

Sales
96	Euro-Bund	Dec 2018	$17,705,714	$136,029
35	Euro-Buxl	Dec 2018	7,086,541	8,930
91	U.S. Ultra 10-Year	Dec 2018	11,466,000	76,840
29	U.S. Ultra 10-Year	Dec 2018	3,654,000	(1,721)
128	U.S. Ultra Bond	Dec 2018	19,748,000	301,800
12	U.S. Ultra Bond	Dec 2018	1,851,375	(2,013)

				$519,865

Written Options

Type of Contract	Counterparty	Number of Contracts	Notional Value	Premiums Paid	Value at September 30, 2018
CALL — U.S. Treasury Note 10-Year Futures Option Strike @ $ 122.00 Expires 11/23/2018	UBS Securities LLC	15	$1,781,719	$4,661	$(703)
CALL — U.S. Treasury Note 10-Year Futures Option Strike @ $ 122.50 Expires 11/23/2018	UBS Securities LLC	15	1,781,719	4,895	(469)
PUT — S&P E-mini Futures Option Strike @ $ 2,400.00 Expires 11/16/2018	UBS Securities LLC	106	15,470,700	29,059	(15,105)
PUT — S&P E-mini Futures Option Strike @ $ 2,550.00 Expires 11/16/2018	JPMorgan Securities LLC	53	7,735,350	13,097	(12,852)
PUT — U.S. Treasury Note 10-Year Futures Option Strike @ $ 116.50 Expires 11/23/2018	UBS Securities LLC	38	4,513,688	6,166	(2,969)

				$57,878	$(32,098)

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

OTC Interest Rate Swaps

Payments Received by Fund	Payments Made by Fund	Maturity Date	Counterparty	Upfront Premiums Paid (Received)	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
12-Month US CPI	2.32%	09/14/23	HSBC Sec. New York	$—	USD 11,300,000	$(2,166)	$(2,166)

Centrally Cleared Interest Rate Swaps

Payments Received by Fund	Payments Made by Fund	Maturity Date	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
3-Month USD CDOR	2.94%	09/25/48	$—	CAD	40,000	$(384)	$(384)
3-Month USD CDOR	2.81%	09/12/48	—	CAD	1,860,000	23,108	23,108
3-Month USD HIBOR	2.95%	09/27/23	—	HKD	3,400,000	—	—
3-Month USD HIBOR	2.86%	09/14/23	—	HKD	100,600,000	19,837	19,837
6-Month USD EURIBOR	0.93%	09/14/28	—	EUR	4,600,000	28,637	28,637
6-Month USD EURIBOR	0.31%	09/14/23	—	EUR	7,250,000	29,220	29,220
6-Month USD WIBOR	2.98%	09/17/28	—	PLN	34,190,000	8,965	8,965

							$109,383

OTC Credit Default Swaps

Buy Protection

Notional Amount*	Currency	Expiration Date	Counterparty	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfronts Premiums Paid/ (Received)	Value
634,000	USD	12/20/23	JPMorgan Chase Bank N.A.	(1.00%)	Weyerhaeuser Co., 7.13%, 07/15/23	$(274)	$(15,796)	$(16,070)
1,620,000	EUR	12/20/23	JPMorgan Chase Bank N.A.	(1.00%)	Bayerische Motoren Werke Aktiengesellschaft, 0.13%, 01/12/21	9,772	(39,342)	(29,570)
710,526	EUR	12/20/23	JPMorgan Chase Bank N.A.	(1.00%)	Daimler AG, 0.63%, 03/05/20	(206)	(2,508)	(2,714)
1,620,000	EUR	12/20/23	JPMorgan Chase Bank N.A.	(1.00%)	Volkswagen Aktiengesellschaft, 0.50%, 03/30/21	5,696	(964)	4,732
4,060,000	EUR	12/20/23	JPMorgan Chase Bank N.A.	(5.00%)	Glencore International AG, 6.50%, 02/27/19	(65,711)	(704,056)	(769,767)
3,760,000	USD	12/20/23	JPMorgan Chase Bank N.A.	(5.00%)	Ford Motor Co., 4.35%, 12/08/26	(20,080)	(555,791)	(575,871)
5,640,000	USD	12/20/23	JPMorgan Chase Bank N.A.	(1.00%)	Bank of China Ltd., 3.13%, 01/23/19	(20,989)	(56,486)	(77,475)
909,474	EUR	12/20/23	JPMorgan Chase Bank N.A.	(1.00%)	Daimler AG, 0.63%, 03/05/20	3,918	(8,163)	(4,245)
204,213	EUR	12/20/23	JPMorgan Chase Bank N.A.	(5.00%)	Jaguar Land Rover Automotive Plc, 5.00%, 02/15/22	3,872	(13,548)	(9,676)

						$(84,002)	$(1,396,654)	$(1,480,656)

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Sell Protection

Notional Amount*	Currency	Expiration Date	Counterparty	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfronts Premiums Paid/ (Received)	Value
810,000	EUR	12/20/23	JPMorgan Chase Bank N.A.	1.00%	Intesa Sanpaolo SpA, 2.00%, 06/18/21 (Moody’s rating: Baa1; S&P rating: BBB)	$(3,951)	$(25,331)	$(29,282)
810,000	EUR	12/20/23	JPMorgan Chase Bank N.A.	1.00%	ArcelorMittal SA, 2.88%, 07/06/20 (Moody’s rating: Baa3; S&P rating: BBB-)	2,803	(23,955)	(21,152)
810,000	EUR	12/20/23	JPMorgan Chase Bank N.A.	5.00%	ArcelorMittal SA, 2.88%, 07/06/20 (Moody’s rating: Baa3; S&P rating: BBB-)	7,299	163,925	171,224
810,000	EUR	12/20/23	Morgan Stanley & Co.	1.00%	UniCredit SpA, 2.13%, 10/24/26 (Moody’s rating: Baa1; S&P rating: BBB)	(4,737)	(21,191)	(25,928)

						$1,414	$93,448	$94,862

The following is a summary of open centrally cleared credit default swap positions:

Centrally Cleared Credit Default Swaps

Buy Protection

Notional Amount*	Currency	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid (Received)	Value
18,300,000	USD	12/20/23	(5.00%)	CDX.NA.HY.31	$—	$(1,307,535)	$(1,307,535)
7,670,000	USD	12/20/23	(1.00%)	CDX.NA.IG.31	(10,944)	(136,269)	(147,213)
4,050,000	EUR	12/20/23	(5.00%)	iTraxx Europe Crossover S30 Index	12,929	(513,269)	(500,340)
9,800,000	EUR	12/20/23	(1.00%)	iTraxx Europe S30 Index	(5,662)	(179,145)	(184,807)
4,900,000	EUR	12/20/23	(1.00%)	iTraxx Europe Senior Financials S30 Index	8,771	(56,580)	(47,809)

					$5,094	$(2,192,798)	$(2,187,704)

Sell Protection

Notional Amount*	Currency	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid (Received)	Value
4,100,000	USD	06/20/23	5.00%	CDX.NA.HY.30**	$27,026	$291,608	$318,634

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

*

The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

**	Represents an index of single name credit default swaps (CDS). All of the companies underlying the single name CDS within the index are rated BB and B.

Currency Abbreviations

ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
CNY	— Chinese Yuan
COP	— Colombian Peso
CZK	— Czech Koruna
EGP	— Egyptian Pound
EUR	— Euro Currency
GBP	— British Pound Sterling
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
KZT	— Kazakhstani Tenge
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krona
PEN	— Peruvian Nouveau Sol
PHP	— Philippines Peso
PLN	— Polish Zloty
RON	— Romanian New Leu
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish New Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
UYU	— Uruguayan Peso
ZAR	— South African Rand

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Sovereign Debt Obligations	42.6
Corporate Debt	21.8
Bank Loans	8.5
U.S. Government and Agency Obligations	7.2
Mortgage Backed Securities — U.S. Government Agency Obligations	6.8
Asset Backed Securities	3.3
Mortgage Backed Securities — Private Issuers	2.2
Investment Company	0.2
Common Stocks	0.2
Convertible Debt	0.1
Convertible Preferred Stock	0.1
Put Options	0.1
Centrally Cleared Interest Rate Swaps	0.0
Preferred Stock	0.0
Call Options	0.0
OTC Interest Rate Swaps	0.0
Written Options	0.0
Futures Contracts	0.0
OTC Credit Default Swaps	(0.2)
Centrally Cleared Credit Default Swaps	(0.3)
Forward Foreign Currency Contracts	(5.8)
Short-Term Investments	2.7
Other Assets and Liabilities (net)	10.5

100.0%

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 89.2%

	Argentina — 0.1%
95,427	YPF SA, ADR*	1,474,347

	Australia — 0.4%
267,989	Newcrest Mining, Ltd.	3,763,667

	Bermuda — 1.7%
336,000	Beijing Enterprises Water Group, Ltd.*	179,059
118,000	China Oriental Group Co., Ltd.	95,306
222,000	China Resources Gas Group, Ltd.	903,615
552,000	COSCO SHIPPING Ports, Ltd.	607,384
748,000	CP Pokphand Co., Ltd.‡	66,915
26,497	Credicorp, Ltd.	5,910,951
460,000	Gemdale Properties & Investment Corp., Ltd.	41,739
1,989,000	Haier Electronics Group Co., Ltd.*	5,401,507
224,000	Hopson Development Holdings, Ltd.	190,653
15,400	Jardine Matheson Holdings, Ltd.	966,350
1,264,000	Joy City Property, Ltd.	153,459
408,000	K Wah International Holdings, Ltd.	193,444
322,000	Kunlun Energy Co., Ltd.	374,883
132,500	Luye Pharma Group, Ltd.‡ 144A	118,870
1,500,000	Nan Hai Corp., Ltd.‡	35,847
105,000	Nine Dragons Paper Holdings, Ltd.	113,522
95,500	Shenzhen International Holdings, Ltd.	197,227
501,000	Sihuan Pharmaceutical Holdings Group, Ltd.	102,442
702,000	United Energy Group, Ltd.	144,439
617,000	Yue Yuen Industrial Holdings, Ltd.	1,715,006

	Total Bermuda	17,512,618

	Brazil — 4.6%
566,004	AMBEV SA, ADR	2,586,638
414,500	B3 SA — Brasil Bolsa Balcao	2,428,741
360,495	Banco Bradesco SA	2,324,435
4,232	Banco BTG Pactual SA	22,572
197,600	Banco do Brasil SA	1,457,180
42,200	Banco Santander Brasil SA	377,349
27,000	BRF SA*	148,537
675,714	CCR SA	1,431,443
79,700	Cia Siderurgica Nacional SA*	186,400
23,694	Cosan SA	192,291
84,000	Duratex SA	189,936
38,200	EDP - Energias do Brasil SA	122,342
121,698	Embraer SA, ADR	2,384,064
181,700	Embraer SA	902,233
294,517	Engie Brasil Energia SA	2,616,585
111,600	Fleury SA	595,230
800	Guararapes Confeccoes SA	20,834
167,000	Hypera SA	1,192,633
123,500	Iochpe Maxion SA	590,665

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Brazil — continued
99,700	IRB Brasil Resseguros SA	1,658,941
203,198	Itau Unibanco Holding SA, ADR	2,231,114
106,700	JBS SA	250,616
637,100	Kroton Educacional SA	1,818,668
14,500	Magazine Luiza SA	444,743
342,800	MRV Engenharia e Participacoes SA	1,054,954
51,200	Petrobras Distribuidora SA	250,003
326,700	Petroleo Brasileiro SA	1,982,181
44,500	Porto Seguro SA	660,667
157,100	Raia Drogasil SA	2,849,283
22,300	Sao Martinho SA	102,299
218,944	Sul America SA	1,425,434
306,164	Suzano Papel e Celulose SA	3,686,035
22,827	Tim Participacoes SA, ADR	330,763
8,072	Usinas Siderurgicas de Minas Gerais SA	22,982
504,811	Vale SA Class B, ADR‡	7,491,395
163,002	Vale SA	2,441,632

	Total Brazil	48,471,818

	British Virgin Islands — 0.1%
52,181	Hollysys Automation Technologies, Ltd.	1,115,108

	Cayman Islands — 10.3%
9,061	58.com, Inc., ADR*	666,890
22,500	AAC Technologies Holdings, Inc.	233,773
368,000	Agile Group Holdings, Ltd.	520,145
137,282	Alibaba Group Holding, Ltd., ADR*	22,618,582
1,061,000	ANTA Sports Products, Ltd.	5,091,509
4,854,000	Anton Oilfield Services Group/Hong Kong*	806,426
14,313	Baidu, Inc., ADR*	3,273,097
14,457	Baozun, Inc., ADR*	702,321
2,340,000	Beijing Enterprises Clean Energy Group, Ltd.* ‡	42,165
84,000	CAR, Inc.* ‡	66,449
42,000	Casetek Holdings, Ltd.	71,392
474,880	Chailease Holding Co., Ltd.	1,664,172
123,000	China Aoyuan Property Group, Ltd.	83,311
619,000	China Evergrande Group	1,736,386
35,000	China High Speed Transmission Equipment Group Co., Ltd.‡	40,256
360,000	China Lesso Group Holdings, Ltd.	204,271
1,005,000	China Medical System Holdings, Ltd.	1,397,385
556,000	China Mengniu Dairy Co., Ltd.*	1,850,989
2,454,000	China Resources Cement Holdings, Ltd.	2,857,026
396,000	China Resources Land, Ltd.	1,386,650
200,000	China SCE Group Holdings Ltd.	77,189
116,000	China State Construction International Holdings, Ltd.	122,598
96,000	China Tianrui Group Cement Co., Ltd.*	82,199
128,500	China ZhengTong Auto Services Holdings, Ltd.‡	84,409
550,400	China Zhongwang Holdings, Ltd.‡	269,401
1,276,000	Chinasoft International, Ltd.*	851,221

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Cayman Islands — continued
206,000	CIFI Holdings Group Co., Ltd.	94,774
64,000	CIMC Enric Holdings, Ltd.	66,741
452,000	Country Garden Holdings Co., Ltd.	570,134
18,160	Country Garden Services Holdings Co., Ltd.*	30,867
70,769	Ctrip.com International, Ltd., ADR*	2,630,484
79,000	Dongyue Group, Ltd.	54,518
385,700	ENN Energy Holdings, Ltd.	3,351,813
696,000	Fu Shou Yuan International Group, Ltd.	543,465
172,000	Fufeng Group, Ltd.* ‡	83,748
640,000	Fullshare Holdings, Ltd.* ‡	307,531
212,000	Future Land Development Holdings, Ltd.	137,362
4,630,000	GCL-Poly Energy Holdings, Ltd.* ‡	325,435
5,000	Ginko International Co., Ltd.	32,833
39,000	Golden Eagle Retail Group, Ltd.	42,564
49,000	Greentown China Holdings, Ltd.	45,776
218,000	Haitian International Holdings, Ltd.	485,317
98,273	Huazhu Group, Ltd., ADR	3,174,218
32,541	JD.com, Inc., ADR*	848,995
105,398	Jiayuan International Group, Ltd.‡	180,492
271,000	Kaisa Group Holdings, Ltd.*	86,929
165,000	Kingboard Holdings, Ltd.	538,761
770,000	Kingboard Laminates Holdings, Ltd.	682,922
231,000	Kingsoft Corp., Ltd.	440,455
156,500	KWG Group Holdings Ltd.*	143,202
164,000	Lee & Man Paper Manufacturing, Ltd.	152,160
148,500	Li Ning Co., Ltd.*	140,436
88,000	Logan Property Holdings Co., Ltd.	99,416
44,500	Longfor Group Holdings Ltd.	114,877
46,000	Minth Group, Ltd.	189,881
6,310	Momo, Inc., ADR*	276,378
3,559	NetEase, Inc., ADR	812,342
5,970	New Oriental Education & Technology Group, Inc., ADR*	441,840
31,000	Nexteer Automotive Group, Ltd.	49,125
415,000	Powerlong Real Estate Holdings, Ltd.	176,079
65,000	Ronshine China Holdings, Ltd.* ‡	76,090
461,600	Sands China, Ltd.	2,091,237
423,500	Semiconductor Manufacturing International Corp.* ‡	456,791
330,000	Shenzhou International Group Holdings, Ltd.	4,234,176
296,000	Shimao Property Holdings, Ltd.	738,402
4,434,000	Sino Biopharmaceutical, Ltd.	4,136,564
694,000	SOHO China, Ltd.	269,621
1,184,000	SSY Group, Ltd.	1,143,918
98,000	Sunac China Holdings, Ltd.‡	301,831
80,000	Sunny Optical Technology Group Co., Ltd.	923,207
57,233	TAL Education Group, ADR*	1,471,460
475,900	Tencent Holdings, Ltd.	19,656,594
726,000	Tianneng Power International, Ltd.	641,115
1,460,000	Tingyi Cayman Islands Holding Corp.	2,683,076
5,680,000	Tongda Group Holdings, Ltd.‡	834,771

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Cayman Islands — continued
101,000	TPK Holding Co., Ltd.	173,334
959,000	Uni-President China Holdings, Ltd.	1,023,355
27,000	Vinda International Holdings, Ltd.	46,582
21,368	Vipshop Holdings, Ltd., ADR*	133,336
2,039	Weibo Corp., ADR* ‡	149,112
99,000	Wisdom Marine Lines Co., Ltd.*	96,948
24,000	Wuxi Biologics Cayman, Inc.* 144A	242,763
352,500	Xiabuxiabu Catering Management China Holdings Co., Ltd.	527,067
347,097	Xinyi Solar Holdings, Ltd.‡	106,903
1,924,000	Yuzhou Properties Co., Ltd.	781,904
3,179	YY, Inc., ADR*	238,171
62,000	Zhen Ding Technology Holding, Ltd.	138,486
24,500	Zhongsheng Group Holdings, Ltd.	59,677
18,500	ZTO Express Cayman, Inc., ADR	306,545

	Total Cayman Islands	107,835,118

	Chile — 1.6%
6,050,450	Aguas Andinas SA	3,343,525
9,220,863	Banco de Chile	1,407,733
9,238	Banco de Credito e Inversiones SA	613,467
50,217	Banco Santander Chile, ADR	1,605,940
25,885	CAP SA	259,796
157,579	Cencosud SA	373,904
147,316	Cia Cervecerias Unidas SA, ADR	4,110,116
37,312	Empresa Nacional de Telecomunicaciones SA	315,659
206,086	Empresas CMPC SA	827,968
91,587	Empresas COPEC SA	1,409,351
10,089	Enel Americas SA, ADR	77,988
1,149,773	Enel Americas SA	176,405
42,201	Enel Chile SA, ADR	211,427
47,330	Grupo Security SA	21,957
6,701	Inversiones Aguas Metropolitanas SA	10,006
21,876,395	Itau CorpBanca	224,104
3,100	Latam Airlines Group SA, ADR‡	29,140
47,022	Ripley Corp. SA	43,843
105,226	Sigdo Koppers SA	175,483
73,289	SMU SA*	22,111
41,093	Sociedad Quimica y Minera de Chile SA, ADR	1,878,772
10,007	Vina Concha y Toro SA	20,026

	Total Chile	17,158,721

	China — 8.8%
2,468,000	Agricultural Bank of China, Ltd. Class H	1,211,149
52,000	Air China, Ltd. Class H	50,240
410,000	Aluminum Corp. of China, Ltd.*	182,341
260,000	Angang Steel Co., Ltd.	232,591
106,500	Anhui Conch Cement Co., Ltd. Class H	643,091
34,625	Autohome, Inc. Class H, ADR‡	2,680,321
223,000	AviChina Industry & Technology Co., Ltd. Class H	147,054

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	China — continued
164,500	BAIC Motor Corp., Ltd. 144A	131,812
8,499,000	Bank of China, Ltd. Class H	3,779,795
144,500	Bank of Chongqing Co., Ltd.	86,793
767,000	Bank of Communications Co., Ltd. Class H	575,380
159,000	Bank of Zhengzhou Co., Ltd.* 144A	81,279
283,000	BBMG Corp.‡	96,926
272,000	Beijing Capital International Airport Co., Ltd. Class H	330,575
342,000	Beijing Capital Land, Ltd.	125,438
234,000	Beijing North Star Co., Ltd.	69,977
18,500	BYD Co., Ltd.‡	132,871
28,000	Central China Securities Co., Ltd.	7,049
1,214,000	China Cinda Asset Management Co., Ltd. Class H	307,189
924,000	China CITIC Bank Corp., Ltd. Class H	591,604
475,000	China Coal Energy Co., Ltd. Class H	200,322
447,000	China Communications Construction Co., Ltd. Class H	457,003
1,242,000	China Communications Services Corp., Ltd. Class H	1,144,401
17,170,000	China Construction Bank Corp. Class H	15,008,856
48,000	China Eastern Airlines Corp., Ltd.‡	30,794
1,640,000	China Energy Engineering Corp., Ltd.‡	194,916
244,000	China Everbright Bank Co., Ltd. Class H	108,203
373,000	China Galaxy Securities Co., Ltd. Class H	173,989
1,574,000	China Huarong Asset Management Co., Ltd. 144A	289,660
45,200	China International Capital Corp., Ltd. Class H‡ 144A	83,527
50,100	China International Marine Containers Group Co., Ltd. Class H	53,142
326,600	China International Travel Service Corp., Ltd.	3,228,691
224,000	China Life Insurance Co., Ltd. Class H	508,980
305,000	China Longyuan Power Group Corp., Ltd. Class H	256,476
289,000	China Machinery Engineering Corp.	141,455
106,000	China Merchants Bank Co., Ltd. Class H	430,779
14,800	China Merchants Securities Co., Ltd. 144A	17,855
582,000	China Minsheng Banking Corp., Ltd. Class H	432,136
4,018,000	China National Building Material Co., Ltd.	3,568,748
154,000	China Oilfield Services, Ltd. Class H	167,090
77,800	China Pacific Insurance Group Co., Ltd.	300,267
5,866,000	China Petroleum & Chemical Corp. Class H	5,877,320
203,500	China Railway Construction Corp., Ltd. Class H	274,631
827,000	China Railway Group, Ltd. Class H	820,141
84,000	China Railway Signal & Communication Corp., Ltd. 144A	59,472
1,314,000	China Reinsurance Group Corp.	260,284
536,000	China Shenhua Energy Co., Ltd. Class H	1,224,767
104,000	China Southern Airlines Co., Ltd. Class H	66,587
1,816,000	China Tower Corp., Ltd.* 144A	266,892
124,500	China Vanke Co., Ltd. Class H	412,088
533,000	Chongqing Rural Commercial Bank Co., Ltd. Class H	291,536
66,000	CITIC Securities Co., Ltd.	117,410
416,000	COSCO SHIPPING Development Co., Ltd.*	56,353
436,000	COSCO SHIPPING Energy Transportation Co., Ltd. Class H	216,749
151,000	COSCO SHIPPING Holdings Co., Ltd.* ‡	62,716
334,000	CRRC Corp., Ltd. Class H	305,192

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	China — continued
30,000	CSSC Offshore and Marine Engineering Group Co., Ltd.* ‡	24,920
202,000	Dalian Port PDA Co., Ltd.‡	25,299
1,838,000	Dongfeng Motor Group Co., Ltd. Class H	1,893,223
22,600	Dongjiang Environmental Co., Ltd.‡	26,456
74,000	Everbright Securities Co., Ltd. 144A	65,726
29,600	Fuyao Glass Industry Group Co., Ltd. 144A	107,621
39,200	GF Securities Co., Ltd.	50,297
340,000	Great Wall Motor Co., Ltd. Class H‡	216,821
450,000	Guangshen Railway Co., Ltd.	201,281
86,800	Guangzhou Automobile Group Co., Ltd. Class H	96,175
12,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd.	42,786
732,800	Guangzhou R&F Properties Co., Ltd. Class H	1,346,684
17,400	Guotai Junan Securities Co., Ltd.‡ 144A	35,801
333,600	Haitong Securities Co., Ltd. Class H	303,548
305,000	Harbin Bank Co., Ltd. 144A	72,499
43,000	Hisense Kelon Electrical Holdings Co., Ltd.‡	38,962
2,080,000	Huaneng Renewables Corp., Ltd.	619,356
47,200	Huatai Securities Co., Ltd.* 144A	67,679
67,100	Huishang Bank Corp., Ltd.	29,156
8,424,000	Industrial & Commercial Bank of China, Ltd. Class H	6,157,942
38,100	Inner Mongolia Yitai Coal Co., Ltd.	33,207
269,190	Jiangsu Hengrui Medicine Co., Ltd.	2,484,313
288,000	Jiangxi Copper Co., Ltd. Class H	336,035
1,266,000	Kingdee International Software Group Co., Ltd.‡	1,378,461
35,413	Kweichow Moutai Co., Ltd.	3,757,156
82,100	Legend Holdings Corp. 144A	251,812
7,410	Livzon Pharmaceutical Group, Inc.	25,474
2,837,000	Lonking Holdings, Ltd. Class H	917,278
2,572,000	Maanshan Iron & Steel Co., Ltd.	1,380,516
162,000	Metallurgical Corp. of China, Ltd.	45,547
22,300	New China Life Insurance Co., Ltd. Class H	107,013
979,000	People’s Insurance Co. Group of China, Ltd. (The) Class H	440,399
2,784,000	PetroChina Co., Ltd. Class H	2,255,691
955,000	PICC Property & Casualty Co., Ltd. Class H	1,127,708
1,090,500	Ping An Insurance Group Co., of China Ltd. Class H	11,079,343
584,000	Postal Savings Bank of China Co., Ltd. 144A	367,943
354,000	Qingdao Port International Co., Ltd.* 144A	251,535
82,500	Qinhuangdao Port Co., Ltd.	18,662
16,297	Red Star Macalline Group Corp., Ltd.‡ 144A	15,641
40,500	Shandong Chenming Paper Holdings, Ltd.	24,637
208,000	Shandong Weigao Group Medical Polymer Co., Ltd. Class H	205,477
162,000	Shanghai Electric Group Co., Ltd. Class H‡	57,762
9,000	Shanghai Fosun Pharmaceutical Group Co., Ltd.	35,483
144,000	Shanghai Jin Jiang International Hotels Group Co., Ltd.	40,486
49,400	Shanghai Pharmaceuticals Holding Co., Ltd. Class H	123,486
58,500	Shengjing Bank Co., Ltd. 144A	27,961
5,967	SINA Corp. Class H*	414,587
780,500	Sinopec Engineering Group Co., Ltd. Class H	891,726
1,336,000	Sinopec Shanghai Petrochemical Co., Ltd. Class H	816,123

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	China — continued
65,200	Sinopharm Group Co., Ltd. Class H	319,130
74,000	Sinotrans, Ltd. Class H	30,168
63,000	Tong Ren Tang Technologies Co., Ltd.	92,267
20,000	Tsingtao Brewery Co., Ltd. Class H	94,059
112,000	Weichai Power Co., Ltd. Class H	138,839
50,000	Xinhua Winshare Publishing and Media Co., Ltd.	33,994
35,000	Xinjiang Goldwind Science & Technology Co., Ltd.	37,617
16,500	Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co.* 144A	51,346
486,000	Yanzhou Coal Mining Co., Ltd. Class H	563,332
150,600	YiChang HEC ChangJiang Pharmaceutical Co., Ltd.	626,466
118,000	Zhaojin Mining Industry Co., Ltd. Class H‡	91,385
30,300	Zhuzhou CRRC Times Electric Co., Ltd. Class H	173,090
936,000	Zijin Mining Group Co., Ltd. Class H	360,051
20,000	ZTE Corp.* ‡	36,652

	Total China	91,554,993

	Colombia — 0.1%
61,705	Almacenes Exito SA	302,978
1,263	Banco de Bogota SA	28,293
1,200	Bancolombia SA, ADR	50,064
2,350	Bancolombia SA	25,246
28,101	Grupo Argos SA	154,256
19,770	Grupo de Inversiones Suramericana SA	231,430
2,902	Grupo Nutresa SA	23,651

	Total Colombia	815,918

	Cyprus — 0.1%
34,114	TCS Group Holding Plc, Reg S, GDR‡‡‡	631,109

	Czech Republic — 0.1%
15,627	CEZ AS	399,532
26,492	Komercni Banka AS	1,087,286

	Total Czech Republic	1,486,818

	Egypt — 0.3%
621,477	Commercial International Bank Egypt SAE, GDR	2,833,935

	France — 0.2%
29,097	Sanofi	2,587,433

	Greece — 0.1%
55,640	JUMBO SA	827,211

	Hong Kong — 4.5%
116,000	Beijing Enterprises Holdings, Ltd.	650,794
70,500	BYD Electronic International Co., Ltd.‡	103,792
237,000	China Agri-Industries Holdings, Ltd.	91,470
316,000	China Everbright, Ltd.	566,182

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Hong Kong — continued
306,000	China Merchants Port Holdings Co., Ltd.	585,807
1,051,980	China Mobile, Ltd.	10,372,050
457,000	China Overseas Grand Oceans Group, Ltd.‡	147,176
840,000	China Overseas Land & Investment, Ltd.	2,630,066
570,000	China Resources Beer Holdings Co., Ltd.	2,290,956
110,500	China Resources Pharmaceutical Group, Ltd. 144A	175,390
968,000	China South City Holdings, Ltd.	158,346
91,000	China Taiping Insurance Holdings Co., Ltd.	319,231
474,000	China Traditional Chinese Medicine Holdings Co., Ltd.	322,264
720,000	China Travel International Investment Hong Kong, Ltd.	231,875
646,000	China Unicom Hong Kong, Ltd.	761,175
557,000	CITIC, Ltd.	829,994
6,245,000	CNOOC, Ltd.	12,370,446
3,316,000	CSPC Pharmaceutical Group, Ltd.	7,043,147
651,000	Far East Horizon, Ltd.	619,810
314,500	Fosun International, Ltd.	554,652
104,000	Hua Hong Semiconductor, Ltd. 144A	224,085
402,000	Lenovo Group, Ltd.	293,862
496,000	Minmetals Resources, Ltd.*	256,719
704,000	Poly Property Group Co., Ltd.	248,315
165,000	Shanghai Industrial Holdings, Ltd.	365,640
1,072,000	Shenzhen Investment, Ltd.	342,496
1,010,000	Sino-Ocean Group Holding, Ltd.	445,309
762,000	Sinotruk Hong Kong, Ltd.‡	1,659,380
135,500	Sun Art Retail Group, Ltd.	176,282
3,254,000	WH Group, Ltd.	2,291,344
2,296,000	Yuexiu Property Co., Ltd.	410,791

	Total Hong Kong	47,538,846

	Hungary — 0.5%
42,349	MOL Hungarian Oil & Gas Plc	456,229
96,918	OTP Bank Nyrt	3,591,723
46,201	Richter Gedeon Nyrt	864,386

	Total Hungary	4,912,338

	India — 10.6%
2,729	ACC, Ltd.	59,386
62,785	Adani Enterprises, Ltd.	112,726
62,785	Adani Gas, Ltd.* **** ¤	51,881
47,779	Adani Green Energy, Ltd.*	26,925
15,817	Adani Ports & Special Economic Zone, Ltd.	71,776
104,805	Adani Power, Ltd.*	34,048
1,163,736	Aditya Birla Capital, Ltd.*	1,846,181
93,028	Ambuja Cements, Ltd.	287,592
89,636	Apollo Tyres, Ltd.	261,155
17,768	Arvind, Ltd.	77,259
13,321	Ashok Leyland, Ltd.	21,877
104,631	Asian Paints, Ltd.	1,859,080
366	Atul, Ltd.	16,227

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	India — continued
15,273	Aurobindo Pharma, Ltd.	156,544
134,128	Axis Bank, Ltd.*	1,140,523
37,347	Bajaj Auto, Ltd.	1,385,894
97,085	Bajaj Electricals, Ltd.	662,948
91,722	Bajaj Finance, Ltd.	2,756,531
1,132	Bajaj Finserv, Ltd.	94,133
8,555	Bajaj Holdings & Investment, Ltd.	363,608
101,945	Bank of Baroda*	139,789
55,978	Bata India, Ltd.	752,912
7,878	Bharat Electronics, Ltd.	8,727
1,226,673	Bharat Heavy Electricals, Ltd.	1,160,001
114,771	Bharat Petroleum Corp., Ltd.	593,646
117,759	Bharti Airtel, Ltd.	552,325
19,211	Bharti Infratel, Ltd.	69,487
1,542	Birla Corp., Ltd.	13,442
23,005	Britannia Industries, Ltd.	1,856,823
27,266	Canara Bank*	82,806
1,970	Ceat, Ltd.	30,845
4,470	Chambal Fertilizers and Chemicals, Ltd.	9,558
42,027	Cholamandalam Investment and Finance Co., Ltd.	678,322
263,140	Cipla, Ltd.	2,359,512
30,164	City Union Bank, Ltd.	72,903
121,186	Coal India, Ltd.	446,528
5,030	Container Corp. Of India, Ltd.	43,715
1,181	Coromandel International, Ltd.	6,598
275	Dalmia Bharat, Ltd.*	8,737
2,717	DCM Shriram, Ltd.	16,454
48,369	Dewan Housing Finance Corp., Ltd.	184,161
102,560	DLF, Ltd.	228,634
6,591	Dr. Reddy’s Laboratories, Ltd.	230,035
555	eClerx Services, Ltd.	8,115
16,647	EIH, Ltd.	33,988
16,885	Engineers India, Ltd.	27,625
23,567	Exide Industries, Ltd.	86,316
297,098	Federal Bank, Ltd.	289,557
1,156	Finolex Cables, Ltd.	8,452
21,744	Firstsource Solutions, Ltd.	18,702
617,371	GAIL India, Ltd.	3,236,322
15,660	Glenmark Pharmaceuticals, Ltd.	136,099
277,080	Grasim Industries, Ltd.	3,879,846
8,935	Gujarat Fluorochemicals, Ltd.	98,853
1,719	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	8,361
11,886	Gujarat Pipavav Port, Ltd.	16,659
36,962	Gujarat State Petronet, Ltd.	88,976
71,348	HCL Technologies, Ltd. Class T	1,068,842
25,224	HDFC Bank, Ltd., ADR	2,373,578
38,020	HDFC Bank, Ltd.	1,053,430
349,997	HDFC Standard Life Insurance Co., Ltd.	1,890,727
19,622	HEG, Ltd.	907,338

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	India — continued
22,885	Hero MotoCorp Ltd.	919,709
220,913	Hindalco Industries, Ltd.	696,048
33,143	Hindustan Petroleum Corp., Ltd.	114,942
125,288	Hindustan Unilever, Ltd.	2,775,210
315,086	Housing Development Finance Corp., Ltd.	7,606,573
221,189	ICICI Bank, Ltd.	933,699
422,223	IDFC Bank, Ltd.	211,141
264,117	IDFC, Ltd.	144,282
140,244	Indiabulls Housing Finance, Ltd., ADR	1,654,140
58,726	Indiabulls Real Estate, Ltd.*	72,911
138,835	Indian Oil Corp., Ltd.	294,945
179,524	Indraprastha Gas, Ltd.	602,169
99,882	IndusInd Bank, Ltd.	2,328,674
529,025	Infosys, Ltd., ADR‡	5,380,184
906,424	Infosys, Ltd.	9,149,268
5,075	Ipca Laboratories, Ltd.	47,817
73,641	Jindal Steel & Power, Ltd.*	198,909
21,551	JM Financial, Ltd.	25,776
134,159	JSW Energy, Ltd.*	113,172
237,666	JSW Steel, Ltd.	1,245,870
55,282	Jubilant Foodworks, Ltd.	947,016
120,411	Jubilant Life Sciences, Ltd.	1,229,192
1,991	Kalpataru Power Transmission, Ltd.	9,308
100,410	Karur Vysya Bank, Ltd. (The)	107,350
5,224	KPIT Technologies, Ltd.	15,328
354,376	L&T Finance Holdings, Ltd.	633,565
14,600	Larsen & Toubro, Ltd.	256,855
71,752	LIC Housing Finance, Ltd.	412,408
18,561	Lupin, Ltd.	231,340
17,661	Mahindra & Mahindra Financial Services, Ltd.	97,770
7,039	Mahindra & Mahindra, Ltd.	83,946
12,324	Mahindra CIE Automotive, Ltd.*	45,206
46,752	Manappuram Finance, Ltd.	46,501
18,644	Maruti Suzuki India, Ltd.	1,882,789
78,947	Mphasis, Ltd.	1,275,306
2,126	MRF, Ltd.	1,868,205
31,886	Muthoot Finance, Ltd.	174,847
1,109,262	National Aluminium Co., Ltd.	933,439
20,284	NCC Ltd./India	20,455
54,018	NIIT Technologies, Ltd.	819,473
10,817	Oberoi Realty, Ltd.	61,330
74,026	Oil & Natural Gas Corp., Ltd.	182,435
13,380	PC Jeweller, Ltd.	11,499
859	Persistent Systems, Ltd.	9,300
469,522	Petronet LNG, Ltd.	1,452,804
1,284	Pfizer Ltd.	52,874
132,533	Phillips Carbon Black, Ltd.	375,897
3,534	Piramal Enterprises, Ltd.	112,080
149,632	Power Finance Corp., Ltd.	157,393

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	India — continued
20,022	Prestige Estates Projects, Ltd.	58,224
154,827	Radico Khaitan, Ltd.	743,272
8,780	Rain Industries, Ltd.	20,106
4,496	Rajesh Exports, Ltd.	39,880
1,045	Ramco Cements, Ltd. (The)	9,226
105,863	RBL Bank, Ltd. 144A	749,175
34,104	Reliance Capital, Ltd.	131,895
250,138	Reliance Industries, Ltd.	4,328,329
17,792	Reliance Industries, Ltd. (London Exchange), GDR 144A	611,155
191,600	Reliance Power, Ltd.*	69,911
157,497	Rural Electrification Corp., Ltd.	214,008
2,509	Sadbhav Engineering, Ltd.	7,788
2,507	Shriram City Union Finance, Ltd.	57,755
8,607	Shriram Transport Finance Co., Ltd.	136,793
1,607	SRF, Ltd.	37,876
95,853	State Bank of India*	351,069
2,196	State Bank of India, Ltd., Reg S, GDR* ‡‡‡	81,142
30,315	Sun Pharmaceutical Industries, Ltd.	260,640
1,498	Sundaram Finance, Ltd.	30,007
321,665	Tata Consultancy Services, Ltd.	9,700,092
99,158	Tata Global Beverages, Ltd.	319,401
98,846	Tata Motors, Ltd.*	305,442
97,109	Tata Steel, Ltd.	776,711
234,865	Tech Mahindra, Ltd.	2,420,253
9,840	Thomas Cook India, Ltd.	30,271
48,175	TV18 Broadcast, Ltd.*	23,293
777	UltraTech Cement, Ltd.	43,615
56,007	Union Bank of India*	50,568
227,078	UPL, Ltd.	2,082,044
1,183	Vardhman Textiles, Ltd.	16,564
583,087	Vedanta, Ltd.	1,868,951
1,344,021	Vodafone Idea Ltd.*	720,309
26,227	Welspun India, Ltd.	21,509
75,399	Wipro, Ltd., ADR‡	392,829
62,380	Wipro, Ltd.	277,866
45,474	Yes Bank, Ltd.	115,489

	Total India	111,188,848

	Indonesia — 2.1%
18,530,900	Adaro Energy Tbk PT	2,281,931
70,800	AKR Corporindo Tbk PT	17,437
128,100	Astra Agro Lestari Tbk PT	106,596
478,600	Astra International Tbk PT	236,064
464,500	Bank Central Asia Tbk PT	752,788
39,500	Bank Danamon Indonesia Tbk PT	19,085
3,043,500	Bank Mandiri Persero Tbk PT	1,373,522
799,500	Bank Maybank Indonesia Tbk PT	11,267
2,820,400	Bank Negara Indonesia Persero Tbk PT	1,400,595
624,500	Bank Pan Indonesia Tbk PT*	41,070

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Indonesia — continued
876,500	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	119,404
956,700	Bank Pembangunan Daerah Jawa Timur Tbk PT	41,731
28,102,500	Bank Rakyat Indonesia Persero Tbk PT	5,940,535
717,600	Bank Tabungan Negara Persero Tbk PT	126,651
244,100	Bank Tabungan Pensiunan Nasional Tbk PT	61,265
413,900	Barito Pacific Tbk PT	51,107
850,000	BFI Finance Indonesia Tbk PT	35,080
1,400,700	Bumi Serpong Damai Tbk PT*	108,567
3,729,200	Ciputra Development Tbk PT	218,975
587,200	Indah Kiat Pulp & Paper Corp. Tbk PT	683,684
15,600	Indo Tambangraya Megah Tbk PT	27,062
22,000	Indocement Tunggal Prakarsa Tbk PT	27,313
144,900	Indofood CBP Sukses Makmur Tbk PT	85,813
405,100	Indofood Sukses Makmur Tbk PT	160,393
1,191,600	Japfa Comfeed Indonesia Tbk PT	163,928
1,055,000	Jaya Real Property Tbk PT	38,939
2,110,500	Medco Energi Internasional Tbk PT*	141,630
1,350,100	Media Nusantara Citra Tbk PT	72,934
196,100	Pabrik Kertas Tjiwi Kimia Tbk PT	181,276
1,405,000	Perusahaan Gas Negara Persero Tbk PT	212,143
878,500	PP Persero Tbk PT	89,905
1,935,500	PP Properti Tbk PT	14,417
424,400	Semen Gresik Persero Tbk PT	282,668
108,800	Siloam International Hospitals Tbk PT*	21,320
892,500	Summarecon Agung Tbk PT	39,230
13,007,900	Telekomunikasi Indonesia Persero Tbk PT	3,177,449
668,800	Unilever Indonesia Tbk PT	2,110,547
648,010	United Tractors Tbk PT	1,435,045
2,870,800	Waskita Beton Precast Tbk PT	68,969
314,700	Waskita Karya Persero Tbk PT	35,902
875,100	Wijaya Karya Persero Tbk PT	80,160
577,200	XL Axiata Tbk PT*	106,907

	Total Indonesia	22,201,304

	Isle of Man — 0.0%
25,196	NEPI Rockcastle Plc	228,863

	Japan — 0.2%
65,800	Honda Motor Co., Ltd.	1,992,219

	Luxembourg — 0.0%
16,364	Kernel Holding SA	221,969

	Malaysia — 1.7%
2,856,815	AirAsia Group Bhd	2,181,354
358,000	Alliance Financial Group Bhd	361,590
306,700	AMMB Holdings Bhd	306,070
75,100	Axiata Group Bhd	82,749
1,600	Batu Kawan Bhd	6,572

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Malaysia — continued
14,900	BIMB Holdings Bhd	13,645
81,500	Boustead Holdings Bhd	37,614
71,300	Bumi Armada Bhd*	9,131
47,500	Cahya Mata Sarawak Bhd	33,515
284,333	CIMB Group Holdings Bhd	412,913
1,000,500	Dialog Group Bhd	843,722
199,100	DRB-Hicom Bhd	104,397
312,500	Eco World Development Group Bhd*	90,613
337,000	FGV Holdings Bhd	126,217
88,500	Gamuda Bhd	71,852
191,600	Genting Bhd	361,579
1,480,300	Genting Malaysia Bhd	1,784,873
12,100	Genting Plantations Bhd	27,747
145,800	Hartalega Holdings Bhd	233,224
7,800	Hengyuan Refining Co. Bhd	11,987
180,200	Hong Leong Bank Bhd	896,101
18,800	Hong Leong Financial Group Bhd	87,674
50,000	IHH Healthcare Bhd	62,946
590,100	IJM Corp. Bhd	256,658
374,500	IOI Properties Group Bhd	151,121
21,400	Magnum Bhd	9,928
321,300	Mah Sing Group Bhd	79,190
1,008,200	Malayan Banking Bhd	2,384,989
798,400	Malaysia Airports Holdings Bhd	1,716,989
316,174	Malaysia Building Society Bhd	77,162
212,900	Malaysian Resources Corp. Bhd	37,040
127,800	MISC Bhd	187,137
123,600	MMC Corp. Bhd	40,916
1,491,800	My EG Services Bhd	630,820
60,300	Oriental Holdings Bhd	90,337
143,300	Petronas Chemicals Group Bhd	324,100
11,700	Pos Malaysia BHD	10,178
289,300	Public Bank Bhd	1,747,614
66,000	RHB Bank Bhd	86,118
1,152,800	Sapura Energy Bhd*	114,208
7,800	Scientex BHD	16,737
308,400	Sime Darby Bhd	194,497
298,900	Sunway Bhd	109,059
181,500	Top Glove Corp. Bhd	467,510
411,000	UEM Sunrise Bhd	82,428
164,000	UOA Development Bhd	91,144
52,500	VS Industry Bhd	21,946
57,200	Yinson Holdings Bhd	63,579
874,700	YTL Corp. Bhd	264,196

	Total Malaysia	17,403,686

	Mexico — 3.6%
739,200	Alfa SAB de CV Class A	951,116
680,400	Alsea SAB de CV	2,312,725

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Mexico — continued
242,864	Banco del Bajio SA 144A	600,041
10,037	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, ADR	77,887
62,866	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	98,371
8,331	Becle SAB de CV	13,459
153,000	Cemex SAB de CV, ADR*	1,077,120
15,200	Coca-Cola Femsa SAB de CV	93,016
19,100	El Puerto de Liverpool SAB de CV	143,623
95,500	Elementia SAB de CV* 144A	63,073
1,962,259	Fibra Uno Administracion SA de CV REIT	2,597,212
59,840	Fomento Economico Mexicano SAB de CV, ADR	5,922,365
31,500	Fomento Economico Mexicano SAB de CV	311,879
310,500	Gentera SAB de CV	314,332
87,700	Grupo Aeromexico SAB de CV* ‡	119,220
142,900	Grupo Aeroportuario del Centro Norte SAB de CV	1,022,120
323,900	Grupo Aeroportuario del Pacifico SAB de CV Class B	3,546,414
18,502	Grupo Bimbo SAB de CV Series A‡	39,400
12,600	Grupo Carso SAB de CV Series A-1	41,979
44,768	Grupo Cementos de Chihuahua SAB de CV	292,727
107,100	Grupo Comercial Chedraui SA de CV	239,581
12,520	Grupo Elektra SAB DE CV‡	569,127
1,014,692	Grupo Financiero Banorte SAB de CV Series O	7,346,231
213,400	Grupo Financiero Inbursa SAB de CV Series O	335,748
34,200	Grupo Lala SAB de CV‡	39,140
119,700	Grupo Mexico SAB de CV Series B	344,775
76,700	Grupo Sanborns SAB de CV‡	78,754
19,886	Grupo Televisa SAB, ADR	352,778
57,100	Industrias Bachoco SAB de CV	257,266
9,108	Industrias CH SAB de CV*	37,505
7,956	Industrias Penoles SAB de CV	136,998
592,279	Mexichem SAB de CV	2,029,350
220,500	Minera Frisco SAB de CV* ‡	84,902
247,700	Nemak SAB de CV 144A	186,776
42,023	OHL Mexico SAB de CV‡	63,082
6,195	Organizacion Soriana SAB de CV* ‡	10,747
1,809	Promotora y Operadora de Infraestructura SAB de CV Series L	14,076
7,797	Promotora y Operadora de Infraestructura SAB de CV	83,056
22,100	Vitro SAB de CV Series A	64,943
1,789,000	Wal-Mart de Mexico SAB de CV	5,431,316

	Total Mexico	37,344,230

	Netherlands — 0.7%
48,468	Heineken Holding NV	4,391,054
95,708	Yandex NV Class A*	3,147,836

	Total Netherlands	7,538,890

	Nigeria — 0.1%
14,424,151	Guaranty Trust Bank Plc	1,445,877

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Philippines — 0.5%
688,400	Alliance Global Group, Inc.*	159,009
6,935	Ayala Corp.	119,113
191,300	Ayala Land, Inc.	141,802
10,959	Bank of the Philippine Islands	16,896
176,100	BDO Unibank, Inc.	390,464
135,700	China Banking Corp.	72,459
156,900	DMCI Holdings, Inc.	33,047
204,200	Emperador, Inc.	26,607
457,000	Energy Development Corp.*	59,885
6,070	GT Capital Holdings, Inc.	92,123
20,340	International Container Terminal Services, Inc.	35,425
240,310	JG Summit Holdings, Inc.	239,954
22,520	Jollibee Foods Corp.	107,119
1,801,000	Megaworld Corp.	146,667
695,100	Metro Pacific Investments Corp.	61,109
116,764	Metropolitan Bank & Trust Co.	144,793
548,200	Petron Corp.	88,171
46,140	Philippine National Bank*	36,721
31,520	Pilipinas Shell Petroleum Corp.	30,773
29,100	Rizal Commercial Banking Corp.	13,626
246,500	Robinsons Land Corp.	92,614
38,420	Robinsons Retail Holdings, Inc.	56,674
30,470	San Miguel Corp.	95,589
19,500	San Miguel Food and Beverage, Inc.	34,972
33,510	Security Bank Corp.	95,512
23,585	SM Investments Corp.	394,611
159,300	SM Prime Holdings, Inc.	106,583
4,270	Top Frontier Investment Holdings, Inc.*	22,128
28,020	Union Bank of the Philippines	34,746
857,900	Universal Robina Corp.	2,294,402
912,600	Vista Land & Lifescapes, Inc.	102,864

	Total Philippines	5,346,458

	Poland — 0.6%
24,462	Alior Bank SA*	418,086
22,601	Asseco Poland SA	292,223
29,838	Bank Millennium SA*	74,876
2,112	Bank Polska Kasa Opieki SA	60,849
37,364	Cyfrowy Polsat SA*	225,435
25,000	Dino Polska SA*	675,511
67,330	Enea SA*	146,127
9,123	Grupa Azoty SA	78,209
17,742	Grupa Lotos SA	361,376
55,075	Jastrzebska Spolka Weglowa SA*	989,112
13,561	KGHM Polska Miedz SA*	327,795
216	LPP SA	505,412
380	mBank SA	46,143
157,642	PGE Polska Grupa Energetyczna SA*	407,138
18,281	Polski Koncern Naftowy ORLEN SA	500,904

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Poland — continued
57,843	Polskie Gornictwo Naftowe i Gazownictwo SA*	101,528
49,141	Powszechna Kasa Oszczednosci Bank Polski SA	571,919
231,480	Tauron Polska Energia SA*	111,153

	Total Poland	5,893,796

	Qatar — 0.1%
2,160	Industries Qatar QSC	73,967
20,302	Qatar National Bank QPSC	986,806

	Total Qatar	1,060,773

	Russia — 1.6%
567,242	Gazprom PJSC, ADR	2,836,210
354,611	Gazprom PJSC (OTC Exchange), ADR‡	1,762,417
41,738	LUKOIL PJSC (Euroclear Shares), ADR	3,201,305
6,698	Magnitogorsk Iron & Steel Works PJSC, GDR	69,257
75,320	MMC Norilsk Nickel PJSC, ADR‡	1,294,751
4,578	Novatek PJSC, Reg S, GDR‡‡‡	842,352
36,191	Novolipetsk Steel PJSC, GDR	975,347
83,399	Rosneft Oil Co. PJSC, Reg S, GDR‡‡‡	626,160
23,672	Sberbank of Russia PJSC, ADR	300,161
125,725	Severstal PJSC, Reg S, GDR‡‡‡	2,093,321
88,066	Surgutneftegas PJSC, ADR	364,593
19,489	Tatneft PJSC, ADR	1,490,909
303,080	VTB Bank PJSC, Reg S, GDR‡‡‡	405,824

	Total Russia	16,262,607

	Singapore — 0.2%
450,000	Singapore Telecommunications, Ltd.	1,067,076
60,780	United Overseas Bank, Ltd.	1,204,613

	Total Singapore	2,271,689

	South Africa — 5.7%
133,881	Absa Group, Ltd.	1,436,894
38,082	AECI, Ltd.	281,836
76,484	African Rainbow Minerals, Ltd.	694,997
15,686	Anglo American Platinum, Ltd.	512,106
92,622	AngloGold Ashanti, Ltd.	801,126
10,624	Aspen Pharmacare Holdings, Ltd.	127,162
189,989	AVI, Ltd.	1,427,007
66,687	Barloworld, Ltd.	580,432
111,495	Bid Corp., Ltd.‡	2,323,619
172,637	Bidvest Group, Ltd. (The)‡	2,256,892
48,084	Capitec Bank Holdings, Ltd.	3,480,227
32,455	Coronation Fund Managers, Ltd.	123,593
9,617	Discovery, Ltd.	115,530
3,329	Distell Group Holdings, Ltd.	25,051
311,532	Exxaro Resources, Ltd.‡	3,200,021
731,475	FirstRand, Ltd.	3,508,185

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	South Africa — continued
12,026	Foschini Group, Ltd. (The)	147,333
210,019	Gold Fields, Ltd., ADR	508,246
43,509	Gold Fields, Ltd.	104,628
250,718	Growthpoint Properties, Ltd. REIT	411,566
33,088	Imperial Holdings, Ltd.	409,179
27,464	Investec, Ltd.	193,163
46,715	Italtile, Ltd.	46,579
216,604	KAP Industrial Holdings, Ltd.	118,165
1,689	Kumba Iron Ore, Ltd.‡	38,308
38,874	Liberty Holdings, Ltd.	309,811
72,170	Life Healthcare Group Holdings, Ltd.	125,254
449,407	MMI Holdings, Ltd.*	551,309
9,661	Mondi, Ltd.	265,227
167,844	Mr Price Group, Ltd.	2,707,328
65,904	MTN Group, Ltd.	407,870
36,840	Naspers, Ltd. Class N	7,944,345
19,631	Nedbank Group, Ltd.	367,102
41,888	Netcare, Ltd.	71,662
152,026	Pick n Pay Stores, Ltd.	738,899
12,375	Pioneer Foods Group, Ltd.	80,452
470,452	PPC, Ltd.*	214,427
467,772	Redefine Properties, Ltd. REIT	331,213
276,269	Remgro, Ltd.‡	3,850,830
58,970	Reunert, Ltd.	316,701
134,111	RMB Holdings, Ltd.	750,102
54,554	Sanlam, Ltd.	304,974
279,762	Sappi, Ltd.	1,754,536
8,300	Sasol, Ltd., ADR‡	320,712
40,499	Sasol, Ltd.	1,566,958
125,115	Shoprite Holdings, Ltd.	1,694,429
568,362	Sibanye Gold, Ltd.* ‡	344,200
302,663	Standard Bank Group, Ltd.	3,742,851
115,361	Super Group, Ltd.*	326,162
81,164	Telkom SA SOC, Ltd.	296,294
330,794	Tiger Brands, Ltd.	6,195,002
34,879	Tongaat Hulett, Ltd.	182,390
93,857	Truworths International, Ltd.	553,807
41,502	Tsogo Sun Holdings, Ltd.	59,828
52,776	Woolworths Holdings, Ltd.	184,979

	Total South Africa	59,431,499

	South Korea — 11.3%
92	Asia Cement Co., Ltd.	11,943
11,613	Asiana Airlines, Inc.*	45,698
4,361	BGF Co., Ltd.	36,956
592	Binggrae Co., Ltd.	40,241
54,922	BNK Financial Group, Inc.	425,810
434	CJ CheilJedang Corp.	130,484
826	CJ Corp.	100,527

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued
326	CJ ENM Co Ltd	72,885
7,439	CJ Hello Co., Ltd.	68,405
448	CJ Logistics Corp.*	63,812
6,237	Com2uS Corp.	824,290
2,932	Daekyo Co., Ltd.	19,243
10,238	Daelim Industrial Co., Ltd.	762,370
3,287	Daesang Corp.	77,786
37,344	Daewoo Securities Co., Ltd.	285,151
9,213	Daewoo Shipbuilding & Marine Engineering Co., Ltd.*	287,789
3,137	Daou Technology, Inc.	63,348
4,717	DB Insurance Co., Ltd.	309,576
33,701	DGB Financial Group, Inc.	308,375
18,298	Dongkuk Steel Mill Co., Ltd.	153,576
50	Dongwon F&B Co., Ltd.	13,410
148	Dongwon Industries Co., Ltd.	39,894
3,027	Doosan Bobcat, Inc.	110,246
1,190	Doosan Corp.	146,437
12,049	Doosan Heavy Industries & Construction Co., Ltd.*	161,848
26,090	Doosan Infracore Co., Ltd.*	230,500
21,270	Douzone Bizon Co., Ltd.	1,171,600
1,579	E-MART, Inc.	295,373
3,563	Eugene Corp.	22,163
7,863	F&F Co., Ltd.	597,567
37,994	Fila Korea, Ltd.	1,537,914
5,238	GS Engineering & Construction Corp.	246,966
8,233	GS Holdings Corp.	408,959
363	GS Home Shopping, Inc.	66,268
1,535	GS Retail Co., Ltd.	53,277
859	Halla Holdings Corp.	31,402
78,796	Hana Financial Group, Inc.	3,164,626
4,085	Handsome Co., Ltd.	137,916
538	Hanil Cement Co., Ltd.*	72,024
442	Hanil Holdings Co., Ltd.	28,889
5,797	Hanjin Kal Corp.	117,586
2,099	Hankook Tire Co., Ltd.	94,803
11,891	Hanwha Aerospace Co., Ltd.*	272,284
23,695	Hanwha Chemical Corp.	412,273
9,719	Hanwha Corp.	287,386
16,935	Hanwha General Insurance Co., Ltd.	107,175
131,815	Hanwha Life Insurance Co., Ltd.	628,624
1,388	HDC Holdings Co., Ltd.	28,655
5,099	HDC Hyundai Development Co-Engineering & Construction*	233,977
2,951	Hite Jinro Co., Ltd.	44,827
9,068	Hotel Shilla Co., Ltd.	886,976
156	Hyosung Advanced Materials Corp.*	19,900
111	Hyosung Chemical Corp.*	15,310
480	Hyosung Corp.	20,771
324	Hyosung Heavy Industries Corp.*	17,350
150	Hyosung TNC Co., Ltd.*	25,152

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued
200	Hyundai Construction Equipment Co., Ltd.*	22,087
3,212	Hyundai Department Store Co., Ltd.	287,828
6,809	Hyundai Engineering & Construction Co., Ltd.	414,341
1,000	Hyundai Glovis Co., Ltd.	117,196
11,341	Hyundai Greenfood Co., Ltd.	143,648
3,154	Hyundai Heavy Industries Co., Ltd.*	382,432
955	Hyundai Heavy Industries Holdings Co., Ltd.*	348,682
1,942	Hyundai Home Shopping Network Corp.	194,331
537	Hyundai Livart Furniture Co., Ltd.	11,812
23,744	Hyundai Marine & Fire Insurance Co., Ltd.	897,959
2,598	Hyundai Mipo Dockyard Co., Ltd.*	242,410
6,387	Hyundai Mobis Co., Ltd.	1,312,811
14,471	Hyundai Motor Co.	1,689,425
1,561	Hyundai Rotem Co., Ltd.* ‡	42,921
8,145	Hyundai Steel Co.	414,868
3,661	Hyundai Wia Corp.	139,773
71,083	HyVision System, Inc.	986,863
23,114	Industrial Bank of Korea	317,772
2,322	IS Dongseo Co., Ltd.	80,697
34,939	JB Financial Group Co., Ltd.	189,932
35,071	KB Financial Group, Inc.	1,713,634
1,323	KCC Corp.	404,325
44,761	Kginicis Co., Ltd.	740,468
26,900	Kia Motors Corp.	851,197
2,041	KISWIRE, Ltd.	48,668
13,766	KIWOOM Securities Co., Ltd.	1,209,993
12,247	Koh Young Technology, Inc.	1,203,446
889	Kolon Corp.	31,697
3,072	Kolon Industries, Inc.	172,259
5,105	Korea Asset In Trust Co., Ltd.	25,680
787	Korea Electric Terminal Co., Ltd.	30,366
21,518	Korea Investment Holdings Co., Ltd.	1,476,241
1,259	Korea Line Corp.*	27,410
5,114	Korea Petrochemical Ind Co., Ltd.	850,604
5,083	Korea Zinc Co., Ltd.	1,997,916
8,733	Korean Air Lines Co., Ltd.	221,228
30,323	Korean Reinsurance Co.	285,666
2,427	KT Skylife Co., Ltd.	30,632
3,276	Kumho Petrochemical Co., Ltd.	290,905
7,479	Kumho Tire Co., Inc.*	35,735
6,868	Kwangju Bank Co., Ltd.	69,036
6,138	LF Corp.	144,147
16,564	LG Chem, Ltd.	5,457,870
111,499	LG Corp.	7,297,568
24,582	LG Display Co., Ltd.	423,274
3,066	LG Electronics, Inc.	196,246
2,064	LG Hausys, Ltd.	130,808
3,439	LG Household & Health Care, Ltd.	3,955,974
691	LG Innotek Co., Ltd.	81,294

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued
8,961	LG International Corp.	178,937
12,131	LG Uplus Corp.	200,133
1,034	LIG Nex1 Co., Ltd.	32,299
424	Lotte Chemical Corp.	106,263
8	Lotte Chilsung Beverage Co., Ltd.	10,039
607	Lotte Fine Chemical Co., Ltd.	28,401
15	Lotte Food Co., Ltd.	11,224
17,278	Lotte Himart Co., Ltd.	1,038,939
8,097	Lotte Shopping Co., Ltd.	1,529,251
1,011	LS Corp.	62,433
595	Mando Corp.	18,506
2,522	Medy-Tox, Inc.	1,407,364
2,483	Meritz Financial Group, Inc.	28,093
2,886	Meritz Fire & Marine Insurance Co., Ltd.	50,344
63,681	Meritz Securities Co., Ltd.	238,535
13,550	Mirae Asset Life Insurance Co., Ltd.	62,787
42,013	Modetour Network, Inc.	952,560
2,471	Namhae Chemical Corp.	30,630
5,629	Nexen Tire Corp.	48,564
29,139	NH Investment & Securities Co., Ltd.	375,648
168	Nong Shim Co., Ltd.	36,879
901	OCI Co., Ltd.	89,349
7,543	Orion Corp. Republic of Korea	717,410
2,563	Orion Corp. Republic of South Korea	43,554
12,140	Pan Ocean Co., Ltd.*	57,348
3,347	Poongsan Corp.	95,801
10,514	POSCO	2,791,411
11,084	Posco Daewoo Corp.	209,339
1,326	S&T Motiv Co., Ltd.	36,041
1,400	Samsung C&T Corp.	163,444
6,619	Samsung Card Co., Ltd.	219,589
8,294	Samsung Electro-Mechanics Co., Ltd.	1,039,320
698,513	Samsung Electronics Co., Ltd.	29,250,330
914	Samsung Fire & Marine Insurance Co., Ltd.	234,010
91,490	Samsung Heavy Industries Co., Ltd.*	666,432
6,736	Samsung Life Insurance Co., Ltd.	590,861
173	Samsung SDI Co., Ltd.	40,316
8,440	Samsung SDS Co., Ltd.	1,757,620
13,625	Samsung Securities Co., Ltd.	401,042
1,020	Samyang Corp.	67,034
1,103	Samyang Holdings Corp.	100,928
4,072	Seah Besteel Corp.	71,583
1,847	SFA Engineering Corp.	60,942
87,455	Shinhan Financial Group Co., Ltd.	3,547,870
3,291	Shinsegae International, Inc.	676,446
722	Shinsegae, Inc.	235,948
22,326	Silicon Works Co., Ltd.	816,154
1,679	Sindoh Co., Ltd.	75,152
1,594	SK Discovery Co., Ltd.	48,212

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued
1,174	SK Gas, Ltd.	89,115
921	SK Holdings Co., Ltd.	238,293
102,064	SK Hynix, Inc.	6,726,057
7,534	SK Innovation Co., Ltd.	1,460,275
45,410	SK Networks Co., Ltd.	225,157
6,824	SK Telecom Co., Ltd.	1,734,837
2,399	SKC Co., Ltd.	92,240
3,982	SL Corp.	75,566
10,112	Soulbrain Co., Ltd.	547,876
8,130	Ssangyong Cement Industrial Co., Ltd.	47,274
7,760	Ssangyong Motor Co.*	31,935
127	Taekwang Industrial Co., Ltd.	190,858
11,134	Taeyoung Engineering & Construction Co., Ltd.	127,475
14,048	Tongyang Life Insurance Co., Ltd.	80,926
32,721	Value Added Technology Co., Ltd.	932,147
5,297	Wonik Holdings Co., Ltd.*	23,733
56,061	Woori Bank	854,118
86	Young Poong Corp.	59,931
2,426	Youngone Corp.	86,389
1,790	Youngone Holdings Co., Ltd.	104,568
10,268	Yuanta Securities Korea Co., Ltd.*	35,129

	Total South Korea	117,795,882

	Spain — 0.0%
16,331	CEMEX Latam Holdings SA*	29,699

	Switzerland — 0.3%
47,715	Coca-Cola HBC AG*	1,625,880
17,168	Nestle SA	1,438,048

	Total Switzerland	3,063,928

	Taiwan — 10.7%
21,000	A-DATA Technology Co., Ltd.	33,770
227,000	Acer, Inc.*	187,723
39,000	Ardentec Corp.	46,622
94,000	ASE Technology Holding Co., Ltd.*	229,358
1,063,000	Asia Cement Corp.	1,444,814
538,000	Asustek Computer, Inc.	4,651,754
857,000	AU Optronics Corp.	362,077
271,000	Bioteque Corp.	860,937
537,140	Capital Securities Corp.	181,199
278,000	Catcher Technology Co., Ltd.	3,059,247
1,046,000	Cathay Financial Holding Co., Ltd.	1,798,546
158,000	Cathay Real Estate Development Co., Ltd.	95,215
23,062	Center Laboratories, Inc.*	54,383
428,480	Chang Hwa Commercial Bank, Ltd.	265,230
206,000	Cheng Loong Corp.	165,971
53,000	Cheng Shin Rubber Industry Co., Ltd.	83,320
118,000	Cheng Uei Precision Industry Co., Ltd.	100,095

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued
22,110	Chicony Electronics Co., Ltd.	44,752
103,000	Chin-Poon Industrial Co., Ltd.	127,008
2,441,000	China Airlines, Ltd.	739,503
3,033,000	China Development Financial Holding Corp.	1,132,421
932,600	China General Plastics Corp.	778,872
716,840	China Life Insurance Co., Ltd.	720,761
439,000	China Petrochemical Development Corp.*	200,572
1,140,000	China Steel Corp.	952,085
52,800	China Synthetic Rubber Corp.¤	68,133
31,000	Chipbond Technology Corp.	59,902
67,000	ChipMOS Techinologies, Inc.*	51,896
90,000	Chung Hung Steel Corp.*	42,593
117,000	Chung Hwa Pulp Corp.	38,702
886,000	Compal Electronics, Inc.	549,887
53,000	Compeq Manufacturing Co., Ltd.	41,833
120,000	Coretronic Corp.	211,443
3,031,120	CTBC Financial Holding Co., Ltd.	2,283,292
59,000	CTCI Corp.	94,878
66,000	Darwin Precisions Corp.	46,690
31,000	Depo Auto Parts Ind Co., Ltd.	75,030
715,000	E Ink Holdings, Inc.	732,961
406,878	E.Sun Financial Holding Co., Ltd.	300,498
61,000	Eclat Textile Co., Ltd.	755,183
77,000	EnTie Commercial Bank Co., Ltd.	38,206
208,000	Epistar Corp.	236,387
87,740	Eternal Materials Co., Ltd.	76,151
850,500	Eva Airways Corp.	413,648
147,000	Evergreen International Storage & Transport Corp.	64,995
454,650	Evergreen Marine Corp. Taiwan, Ltd.	190,598
116,000	Everlight Electronics Co., Ltd.	118,534
304,000	Far Eastern Department Stores, Ltd.	170,255
633,720	Far Eastern International Bank	224,157
304,000	Far Eastern New Century Corp.	355,445
47,000	Feng Hsin Iron & Steel Co.	93,283
2,561,381	First Financial Holding Co., Ltd.	1,744,890
31,000	FLEXium Interconnect, Inc.	87,925
48,000	Formosa Advanced Technologies Co., Ltd.	52,822
683,000	Formosa Chemicals & Fibre Corp.	2,863,263
94,000	Formosa Petrochemical Corp.	455,638
155,000	Formosa Plastics Corp.	593,948
18,000	Foxconn Technology Co., Ltd.	43,920
898,997	Fubon Financial Holding Co., Ltd.	1,525,171
38,000	Getac Technology Corp.	49,720
582,000	Giant Manufacturing Co., Ltd.	2,497,036
28,000	Gigabyte Technology Co., Ltd.	44,201
167,000	Globalwafers Co., Ltd.	1,840,484
245,000	Grand Pacific Petrochemical	243,933
124,000	Grape King Bio, Ltd.	871,123
54,570	Great Wall Enterprise Co., Ltd.	67,469

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued
28,000	Greatek Electronics, Inc.	46,219
801,000	HannStar Display Corp.	197,541
44,000	Highwealth Construction Corp.	69,747
76,220	Hiwin Technologies Corp.	630,320
782,000	Hon Hai Precision Industry Co., Ltd.	2,028,441
676,115	Hua Nan Financial Holdings Co., Ltd.	409,659
73,000	Huaku Development Co., Ltd.	160,187
954,800	Hung Sheng Construction, Ltd.	947,514
18,000	IEI Integration Corp.	22,520
1,432,000	Innolux Corp.	497,141
1,215,000	Inventec Corp.	1,090,328
54,000	Kenda Rubber Industrial Co., Ltd.	53,942
19,000	Kerry TJ Logistics Co., Ltd.	24,767
85,000	King Yuan Electronics Co., Ltd.	56,791
157,000	King’s Town Bank Co., Ltd.	157,859
338,000	Kinpo Electronics	119,002
81,000	Kinsus Interconnect Technology Corp.	137,949
27,000	LCY Chemical Corp.	45,895
423,000	Lite-On Technology Corp., ADR	531,988
186,000	Long Chen Paper Co., Ltd.	128,841
14,000	Lung Yen Life Service Corp.	29,758
319,261	Macronix International	266,112
26,000	MediaTek, Inc.	209,904
976,000	Mega Financial Holding Co., Ltd.	879,049
114,480	Mercuries & Associates Holding, Ltd.	89,423
270,738	Mercuries Life Insurance Co., Ltd.*	140,543
322,000	Micro-Star International Co., Ltd.	870,042
47,000	Nan Kang Rubber Tire Co., Ltd.	39,714
130,000	Nan Ya Plastics Corp.	361,052
798,000	Nanya Technology Corp.	1,518,482
12,000	Nien Made Enterprise Co., Ltd.	93,931
129,000	Novatek Microelectronics Corp.	637,965
317,000	O-Bank Co., Ltd.	85,861
53,000	Oriental Union Chemical Corp.	59,105
28,000	Pan Jit International, Inc.*	29,666
188,000	Pegatron Corp.	376,209
6,000	Phison Electronics Corp.	47,752
477,000	Pou Chen Corp.	503,824
522,000	Powertech Technology, Inc.	1,424,118
42,000	President Chain Store Corp.	493,139
12,000	Primax Electronics, Ltd.	19,199
324,000	Prince Housing & Development Corp.	115,665
159,000	Qisda Corp., ADR	103,889
73,000	Quanta Computer, Inc.	127,194
43,000	Radiant Opto-Electronics Corp.	97,174
213,000	Realtek Semiconductor Corp.	948,744
31,000	Rechi Precision Co., Ltd.	26,702
30,000	Ruentex Industries, Ltd.	59,640
20,000	San Fang Chemical Industry Co., Ltd.	17,751

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued
117,000	Sanyang Motor Co., Ltd.	78,554
45,000	Shihlin Electric & Engineering Corp.	67,943
4,923,902	Shin Kong Financial Holding Co., Ltd.	1,927,116
47,000	Shin Zu Shing Co., Ltd.	130,072
340,000	Shinkong Synthetic Fibers Corp.	139,750
33,000	Sigurd Microelectronics Corp.	36,531
17,000	Simplo Technology Co., Ltd.	116,644
29,000	Sino-American Silicon Products, Inc.*	74,464
942,480	SinoPac Financial Holdings Co., Ltd.	344,174
118,000	Sunny Friend Environmental Technology Co., Ltd.	861,822
296,000	Sunonwealth Electric Machine Industry Co., Ltd.	423,162
75,000	Synnex Technology International Corp.	95,675
63,440	TA Chen Stainless Pipe¤	111,160
607,825	Taichung Commercial Bank Co., Ltd.	214,002
201,000	TaiDoc Technology Corp.	921,626
901,263	Taishin Financial Holding Co., Ltd.	435,386
745,680	Taiwan Business Bank	271,085
43,000	Taiwan Cement Corp.	57,882
1,884,900	Taiwan Cooperative Financial Holding Co., Ltd.	1,148,238
241,000	Taiwan Glass Industry Corp.	128,263
79,000	Taiwan Hon Chuan Enterprise Co., Ltd.	132,214
570,198	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	25,179,944
514,000	Taiwan Semiconductor Manufacturing Co., Ltd.	4,418,989
28,000	Taiwan Shin Kong Security Co., Ltd.	33,013
101,000	Tatung Co., Ltd.*	133,308
44,616	TCI Co., Ltd.	717,468
404,000	Teco Electric and Machinery Co., Ltd.	293,080
225,000	Ton Yi Industrial Corp.	105,009
15,000	Tong Hsing Electronic Industries, Ltd.	47,408
51,000	Tong Yang Industry Co., Ltd.	70,488
20,000	Transcend Information, Inc.	45,852
23,000	Tripod Technology Corp.	62,749
243,000	Tung Ho Steel Enterprise Corp.	188,619
91,000	TXC Corp.	101,929
44,000	U-Ming Marine Transport Corp.	50,581
4,967,015	Uni-President Enterprises Corp.	12,965,352
410,000	Unimicron Technology Corp.	269,233
204,970	Union Bank Of Taiwan	69,480
35,700	Unitech Printed Circuit Board Corp.	19,234
1,153,000	United Microelectronics Corp.	609,863
230,040	UPC Technology Corp.	115,272
243,780	USI Corp.	111,778
49,000	Wah Lee Industrial Corp.	87,142
565,000	Walsin Lihwa Corp.	380,269
118,000	Wan Hai Lines, Ltd.	64,540
609,224	Waterland Financial Holdings Co., Ltd.	213,497
553,000	Winbond Electronics Corp.	262,617
576,447	Wistron Corp.	375,702
28,560	Wistron NeWeb Corp.	69,312

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued
166,000	WPG Holdings, Ltd.****	206,052
3,566	Yageo Corp.	53,607
166,000	Yang Ming Marine Transport Corp.*	47,463
341,000	YFY, Inc.	139,045
312,090	Yieh Phui Enterprise Co., Ltd.	107,325
995,000	Yuanta Financial Holding Co., Ltd.	524,662
258,000	Yulon Motor Co., Ltd.	183,362
8,000	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	20,830
35,000	Yungtay Engineering Co., Ltd.	54,850

	Total Taiwan	111,775,303

	Thailand — 3.0%
1,944,100	Airports of Thailand PCL	3,937,494
379,100	AP Thailand PCL Class F	106,673
92,100	Bangchak Corp. PCL Class F	100,387
85,600	Bangkok Airways PCL	35,468
12,600	Bangkok Bank PCL, NVDR	81,818
3,000	Bangkok Bank PCL	20,223
42,900	Bangkok Life Assurance PCL, NVDR	43,112
543,100	Banpu PCL	320,755
284,300	Charoen Pokphand Foods PCL	221,972
1,705,400	CP All PCL Class F	3,638,609
338,500	Golden Land Property Development PCL	109,903
128,200	Hana Microelectronics PCL	156,583
612,900	Home Product Center PCL Class N, NVDR	299,438
349,200	IRPC PCL Class F	73,425
349,900	Kasikornbank PCL, NVDR	2,336,994
221,200	Kasikornbank PCL	1,491,082
24,100	Kiatnakin Bank PCL Class F	56,077
1,225,400	Krung Thai Bank PCL, NVDR	765,401
369,600	Krung Thai Bank PCL	230,857
1,167,900	Krungthai Card PCL Class F	1,300,074
80,300	MBK PCL Class F	63,937
849,000	Mega Lifesciences PCL Class F	977,899
1,016,300	Muangthai Capital PCL Class F	1,516,279
69,700	Precious Shipping PCL Class F*	29,311
318,500	Pruksa Holding PCL Class F	208,788
408,000	PTT Exploration & Production PCL Class N, NVDR	1,955,473
102,100	PTT Exploration & Production PCL (Foreign Shares)	489,348
403,100	PTT Global Chemical PCL, NVDR	1,012,736
105,200	PTT Global Chemical PCL	264,301
1,865,100	PTT PCL, NVDR	3,128,685
387,000	PTT PCL	649,188
9,402,200	Quality Houses PCL Class F	1,005,925
2,363,200	Sansiri PCL	121,302
194,300	Siam Commercial Bank PCL (The)	895,198
2,325,900	Star Petroleum Refining PCL Class F	1,071,611
113,200	Supalai PCL	85,058
262,000	Thai Airways International PCL Class F*	122,331

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Thailand — continued
666,000	Thai Oil PCL, NVDR	1,822,542
43,900	Thai Oil PCL	120,135
92,200	Thai Union Group PCL Class F	51,032
146,200	Thanachart Capital PCL	242,989
1,448,000	TMB Bank PCL	102,981
346,800	True Corp. PCL Class F	64,878

	Total Thailand	31,328,272

	Turkey — 0.2%
207,219	Akbank T.A.S.	238,702
9,600	Anadolu Efes Biracilik Ve Malt Sanayii AS	33,687
8,486	Aygaz AS	17,305
87,117	Dogan Sirketler Grubu Holding AS*	15,662
26,827	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A*	12,951
88,701	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D*	59,948
23,713	KOC Holding AS	67,342
4,098	Pegasus Hava Tasimaciligi AS*	18,473
46,236	Soda Sanayii AS	53,338
91,091	TAV Havalimanlari Holding AS	474,311
49,611	Trakya Cam Sanayii AS	35,511
242,681	Turk Hava Yollari AO*	771,192
70,615	Turkiye Garanti Bankasi AS	90,630
214,482	Turkiye Halk Bankasi AS	238,857
152,678	Turkiye Is Bankasi	112,336
386,900	Turkiye Sinai Kalkinma Bankasi AS	55,388
188,498	Turkiye Sise ve Cam Fabrikalari AS	183,248
72,860	Turkiye Vakiflar Bankasi TAO Series D	45,967
99,335	Yapi ve Kredi Bankasi AS*	31,087

	Total Turkey	2,555,935

	United Arab Emirates — 0.1%
2,179,417	Emaar Malls PJSC	1,085,837
55,296	Emirates Telecommunications Group Co. PJSC	251,410
7,735	First Abu Dhabi Bank PJSC	30,114

	Total United Arab Emirates	1,367,361

	United Kingdom — 1.0%
374,539	Cairn Energy Plc*	1,136,059
120,885	GlaxoSmithKline Plc	2,422,612
92,860	Unilever Plc	5,105,325
4,712,000	West China Cement, Ltd.	885,205
95,534	WPP Plc	1,400,914

	Total United Kingdom	10,950,115

	United States — 1.4%
26,168	Citigroup, Inc.	1,877,292
32,687	Cognizant Technology Solutions Corp. Class A	2,521,802
9,197	Johnson & Johnson	1,270,749

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	United States — continued
15,234	Microsoft Corp.	1,742,313
39,635	Pfizer, Inc.	1,746,714
15,527	PPG Industries, Inc.	1,694,462
67,729	Southern Copper Corp.	2,921,829
18,515	Yum China Holdings, Inc.	650,062

	Total United States	14,425,223

	TOTAL COMMON STOCKS (COST $954,680,725)	933,644,424

	PREFERRED STOCKS — 1.2%

	Brazil — 1.1%
91,300	Banco Bradesco SA, 3.75%	655,449
62,900	Banco do Estado do Rio Grande do Sul SA, 6.23%	235,941
20,900	Braskem SA, 5.71%	305,842
10,500	Cia Brasileira de Distribuicao, 1.68%	230,085
65,000	Gerdau SA, 1.77%	279,789
349,170	Itau Unibanco Holding SA, 6.99%	3,858,440
218,162	Itausa — Investimentos Itau SA, 5.29%	551,749
866,500	Petroleo Brasileiro SA, 0.42%	4,576,000
115,200	Usinas Siderurgicas de Minas Gerais SA, 0.53% Series A	240,003

	Total Brazil	10,933,298

	Colombia — 0.0%
5,238	Banco Davivienda SA, 2.35%	60,329
15,537	Grupo Argos SA/Colombia, 2.33%	75,765
8,638	Grupo de Inversiones Suramericana SA, 1.58%	98,906

	Total Colombia	235,000

	Germany — 0.1%
14,041	Bayerische Motoren Werke AG, 5.96%	1,104,093

	TOTAL PREFERRED STOCKS (COST $13,228,157)	12,272,391

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 1.9%

	Investment Fund — 0.4%
4,472,075	State Street Institutional Treasury Plus Money Market Fund, Premier Class, 1.96%## *****	4,472,075

	Mutual Fund - Securities Lending Collateral — 1.2%
12,308,643	State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.97%## ***	12,308,643

	U.S. Government and Agency Obligations — 0.3%
1,700,000	United States Treasury Bill, 2.08%, due 12/06/18** ‡‡	1,693,129

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Par Value ($)		Description	Value ($)

		U.S. Government and Agency Obligations — continued
1,300,000		United States Treasury Bill, 2.34%, due 03/14/19** ‡‡	1,286,235

		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (COST $2,979,938)	2,979,364

		TOTAL SHORT-TERM INVESTMENTS (COST $19,760,656)	19,760,082

		TOTAL INVESTMENTS — 92.3% (COST $987,669,538)	965,676,897

		Other Assets and Liabilities (net) — 7.7%	80,983,486

		NET ASSETS — 100.0%	$1,046,660,383

		Notes to Schedule of Investments:

		ADR — American Depository Receipt

		GDR — Global Depository Receipt

		NVDR — Non-Voting Depository Receipt

		REIT — Real Estate Investment Trust

	##	The rate disclosed is the 7 day net yield as of September 30, 2018.

	*	Non-income producing security

	**	All or a portion of this security is pledged for open futures collateral.

	***	Represents an investment of securities lending cash collateral.

	****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $257,933 which represents 0.0% of net assets. The aggregate tax cost of these securities held at September 30, 2018 was $260,114.

	*****	Security has been segregated to cover collateral requirements on open synthetic futures contracts.

	¤	Illiquid security. The total market value of the securities at period end is $231,174 which represents 0.0% of net assets. The aggregate tax cost of these securities held at September 30, 2018 was $186,219.

	‡	All or a portion of this security is out on loan.

	‡‡	Interest rate presented is yield to maturity.

	‡‡‡	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

	144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $5,217,389 which represents 0.5% of net assets.

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Forward Foreign Currency Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
BRL	26,830,000	USD	6,518,412	12/19/18	Citibank N.A. London	$159,387
CLP	277,688,000	USD	415,759	12/19/18	Citibank N.A. London	5,616
CNH	24,127,000	USD	3,507,334	12/19/18	Citibank N.A. London	(11,325)
COP	20,800,000,000	USD	6,957,488	12/19/18	Citibank N.A. London	36,754
CZK	77,000,000	USD	3,544,349	12/19/18	Citibank N.A. London	(59,636)
EUR	910,000	USD	1,066,397	12/19/18	Citibank N.A. London	(2,506)
HKD	290,727,000	USD	37,123,813	12/19/18	Citibank N.A. London	71,280
HUF	744,650,000	USD	2,687,161	12/19/18	Citibank N.A. London	3,688
ILS	30,300,000	USD	8,478,891	12/19/18	Citibank N.A. London	(95,808)
INR	1,085,373,000	USD	15,118,698	12/19/18	Citibank N.A. London	(288,027)
KRW	9,599,545,000	USD	8,626,051	12/19/18	Citibank N.A. London	44,553
MXN	577,881,000	USD	29,859,975	12/19/18	Citibank N.A. London	672,121
PEN	400,000	USD	120,181	12/19/18	Citibank N.A. London	702
PHP	131,831,000	USD	2,413,130	12/19/18	Citibank N.A. London	13,841
PLN	45,536,000	USD	12,366,942	12/19/18	Citibank N.A. London	10,696
RUB	776,687,000	USD	11,439,091	12/19/18	Citibank N.A. London	327,421
SGD	21,854,000	USD	16,058,617	12/19/18	Citibank N.A. London	(36,967)
THB	26,750,000	USD	821,692	12/19/18	Citibank N.A. London	7,520
TWD	143,469,000	USD	4,691,335	12/19/18	Citibank N.A. London	33,177
ZAR	35,981,000	USD	2,440,281	12/19/18	Citibank N.A. London	76,263
USD	18,351,916	BRL	76,452,000	12/19/18	Citibank N.A. London	(676,456)
USD	10,284,274	CLP	6,861,629,000	12/19/18	Citibank N.A. London	(127,820)
USD	23,022,575	CNH	158,513,000	12/19/18	Citibank N.A. London	53,998
USD	101,833	COP	300,000,000	12/19/18	Citibank N.A. London	954
USD	2,660,906	CZK	58,845,000	12/19/18	Citibank N.A. London	(2,184)
USD	164,497	EUR	140,000	12/19/18	Citibank N.A. London	821
USD	10,126,565	HKD	79,255,000	12/19/18	Citibank N.A. London	(13,178)
USD	325,259	HUF	90,000,000	12/19/18	Citibank N.A. London	37
USD	8,556,786	IDR	128,599,505,775	12/19/18	Citibank N.A. London	11,836
USD	5,802,604	ILS	20,880,000	12/19/18	Citibank N.A. London	25,748
USD	7,092,607	INR	518,356,000	12/19/18	Citibank N.A. London	9,727
USD	30,941,125	KRW	34,457,486,000	12/19/18	Citibank N.A. London	(181,940)
USD	252,815	MXN	4,821,000	12/19/18	Citibank N.A. London	(1,900)
USD	120,498	PEN	400,000	12/19/18	Citibank N.A. London	(385)
USD	9,868,289	PHP	535,402,000	12/19/18	Citibank N.A. London	11,695
USD	1,688,646	PLN	6,223,000	12/19/18	Citibank N.A. London	(2,896)
USD	4,136,464	RUB	284,025,000	12/19/18	Citibank N.A. London	(166,405)
USD	197,404	SGD	270,000	12/19/18	Citibank N.A. London	(538)
USD	2,503,635	THB	81,207,000	12/19/18	Citibank N.A. London	(13,669)
USD	1,596,103	TWD	48,661,000	12/19/18	Citibank N.A. London	(6,330)
USD	3,494,633	ZAR	50,727,000	12/19/18	Citibank N.A. London	(53,258)

						$(163,393)

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Currency Abbreviations

BRL	— Brazilian Real
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro Currency
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
KRW	— South Korean Won
MXN	— Mexican Peso
PEN	— Peruvian Nouveau Sol
PHP	— Philippines Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SGD	— Singapore Dollar
THB	— Thai Baht
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
180	HSCEI Futures	Oct 2018	$12,725,530	$190,411
991	MSCI Emerging Markets E-mini Index	Dec 2018	52,012,635	1,080,295

				$1,270,706

Sales
126	FTSE Bursa Malaysia KLCI Index	Oct 2018	$2,732,512	$2,885
296	FTSE/JSE Top 40 Index	Dec 2018	10,483,331	144,831
20	Mexico Bolsa Index	Dec 2018	536,984	(2,529)
11	MSCI Singapore IX ETS	Oct 2018	298,075	(3,090)
553	SET50 Index	Dec 2018	3,965,390	(1,738)

				$140,359

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Synthetic Futures

Number of Contracts Long (Short)	Reference Entity	Expiration Date	Counterparty	Notional Value	Value
10,200	Hang Seng China Enterprises Index	10/30/2018	Goldman Sachs International	$14,299,360	$148,835
49,500,000	KOSPI 200 Index	12/13/2018	Goldman Sachs International	12,875,864	364,552
997	MSCI Brazil Net Return BRL Index	12/19/2018	Goldman Sachs International	205,100	10,518
9,921	MSCI China Net Return Index	12/19/2018	Goldman Sachs International	681,781	14,416
(21,570)	MSCI Mexico Net Index	12/19/2018	Goldman Sachs International	1,181,049	6,990
(4,161)	MSCI Poland Index	12/19/2018	Goldman Sachs International	223,666	(6,175)
(21,057)	MSCI South Africa Net Return Index	12/19/2018	Goldman Sachs International	1,321,489	5,031
(49,704)	MSCI South Africa Net Return Index	12/19/2018	Goldman Sachs International	3,199,189	51,140
9,900	MSCI Taiwan Stock Index	10/30/2018	Goldman Sachs International	4,061,310	3,630
17,000	Taiwan Stock Index	10/17/2018	Goldman Sachs International	5,965,869	80,567
100	Tel Aviv 35 Index	10/26/2018	Goldman Sachs International	46,759	(756)
(220)	WIG20 Futures Index	12/21/2018	Goldman Sachs International	137,074	(968)

					$677,780

Cash in the amount of $450,000 has been received at the custodian bank as collateral for synthetic futures.

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Banks	11.7
Semiconductors	7.2
Internet	6.7
Oil & Gas	6.3
Diversified Financial Services	5.4
Food	4.1
Computers	3.9
Retail	3.6
Insurance	3.2
Chemicals	3.0
Pharmaceuticals	3.0
Beverages	2.7
Iron & Steel	2.0
Mining	2.0
Telecommunications	1.9
Engineering & Construction	1.7
Building Materials	1.6
Real Estate	1.4
Apparel	1.3
Auto Manufacturers	1.2
Holding Companies — Diversified	1.1
Software	1.0
Coal	0.9
Cosmetics & Personal Care	0.9
Electronics	0.9
Gas	0.9
Leisure Time	0.9
Forest Products & Paper	0.8
Home Furnishings	0.8
Lodging	0.8
Commercial Services	0.7
Distribution & Wholesale	0.7
Airlines	0.5
Household Products & Wares	0.5
Auto Parts & Equipment	0.4
Electric	0.4
Health Care — Products	0.4
REITS	0.4
Aerospace & Defense	0.3
Electrical Components & Equipment	0.3
Machinery — Construction & Mining	0.3
Metal Fabricate & Hardware	0.3
Miscellaneous — Manufacturing	0.3
Oil & Gas Services	0.3
Water	0.3
Food Service	0.2
Home Builders	0.2
Machinery — Diversified	0.2
Pipelines	0.2
Advertising	0.1
Biotechnology	0.1

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Environmental Control	0.1
Health Care — Services	0.1
Media	0.1
Shipbuilding	0.1
Agriculture	0.0
Energy — Alternate Sources	0.0
Entertainment	0.0
Housewares	0.0
Investment Companies	0.0
Office & Business Equipment	0.0
Packaging & Containers	0.0
Textiles	0.0
Transportation	0.0
Trucking & Leasing	0.0
Short-Term Investments and Other Assets and Liabilities (net)	9.6

100.0%

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 88.9%

	Australia — 1.2%
24,659	Ansell, Ltd.	450,511
86,088	BHP Billiton, Ltd.	2,157,068
45,852	BlueScope Steel, Ltd.	563,332
3,209	Cochlear, Ltd.	465,860
41,979	Crown Resorts, Ltd.	415,819
47,315	Rio Tinto, Ltd.	2,696,331
37,509	Sonic Healthcare, Ltd.	676,049
84,146	South32, Ltd.	238,665
77,395	Wesfarmers, Ltd.	2,791,559
54,766	Woolworths Group, Ltd.	1,112,697

	Total Australia	11,567,891

	Austria — 0.6%
14,474	Erste Group Bank AG*	601,517
26,711	EVN AG	523,699
11,455	Flughafen Wien AG	467,005
30,481	Raiffeisen Bank International AG	878,011
55,377	Telekom Austria AG*	429,017
13,457	Verbund AG	663,037
9,425	Vienna Insurance Group AG	269,080
58,329	Voestalpine AG	2,669,315

	Total Austria	6,500,681

	Belgium — 0.5%
10,594	Colruyt SA‡	599,865
1,786	D’ieteren SA	78,663
18,498	Elia System Operator SA	1,192,441
1,848	Financiere de Tubize SA	142,095
789	KBC Ancora	40,121
3,281	KBC Group NV	244,277
29,790	UCB SA	2,678,123

	Total Belgium	4,975,585

	Bermuda — 1.0%
22,120	Axis Capital Holdings, Ltd.	1,276,545
6,346	Bunge, Ltd.	436,034
149,500	CK Infrastructure Holdings, Ltd.	1,184,552
21,000	Clear Media, Ltd.**** ¤	16,102
6,814	Everest Re Group, Ltd.	1,556,794
54,329	Genpact, Ltd.	1,663,011
29,000	Guoco Group, Ltd.	481,795
106,200	Hongkong Land Holdings, Ltd.	703,044
59,294	Hudson, Ltd. Class A*	1,337,673
300,000	Regal Hotels International Holdings, Ltd.	164,475
11,273	RenaissanceRe Holdings, Ltd.	1,505,847
7,500	Soundwill Holdings, Ltd.	10,773
58,000	Transport International Holdings, Ltd.	151,951

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Bermuda — continued
3,000	Wing On Co. International, Ltd.	10,582
32,000	Wing Tai Properties, Ltd.	23,801

	Total Bermuda	10,522,979

	British Virgin Islands — 0.0%
1,600	Michael Kors Holdings, Ltd.*	109,696

	Canada — 3.4%
14,300	Artis Real Estate Investment Trust REIT	129,990
25,412	Atco, Ltd. Class I	742,150
35,800	Bank of Montreal	2,950,744
16,000	Bank of Nova Scotia (The)‡	952,994
42,779	BCE, Inc.	1,733,405
31,989	Canadian Imperial Bank of Commerce‡	2,995,226
1,619	Canadian Utilities, Ltd. Class A	39,780
6,400	Cogeco, Inc.	288,461
6,600	Cott Corp.	106,460
36,988	George Weston, Ltd.	2,797,708
31,800	Great-West Lifeco, Inc.	771,014
3,800	Killam Apartment Real Estate Investment Trust REIT	47,419
45,100	Loblaw Cos., Ltd.	2,315,361
1,900	Lululemon Athletica, Inc.*	308,731
48,900	Maple Leaf Foods, Inc.	1,175,022
17,200	National Bank of Canada	858,403
7,000	North West Co. (The), Inc.‡	152,282
105,500	Power Corp. of Canada	2,290,214
55,800	Power Financial Corp.	1,277,365
66,500	Quebecor, Inc. Class B	1,332,469
60,300	Rogers Communications, Inc. Class B	3,098,970
37,200	Royal Bank of Canada	2,979,799
74,792	Shaw Communications, Inc. Class B	1,456,378
52,100	Toronto-Dominion Bank (The)	3,163,646

	Total Canada	33,963,991

	Denmark — 0.8%
23,715	Carlsberg AS Class B	2,845,645
6,746	Coloplast AS Class B	690,114
16,758	GN Store Nord AS	816,712
235	Jeudan AS	35,724
1,102	Matas AS	10,779
42,484	Novo Nordisk AS Class B	2,001,007
10,765	Royal Unibrew AS	886,974
601	Schouw & Co. AS	49,893
8,665	William Demant Holding AS*	325,797

	Total Denmark	7,662,645

	Finland — 0.6%
8,255	Aktia Bank OYJ	87,828
29,687	Elisa OYJ	1,259,607

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Finland — continued
58,106	Fortum OYJ	1,457,111
46,202	Kesko OYJ Class B	2,510,920
30,599	Orion OYJ Class B	1,159,338

	Total Finland	6,474,804

	France — 1.5%
1,044	Caisse Regionale de Credit Agricole Mutuel Brie Picardie	28,745
5,215	Caisse Regionale de Credit Agricole Mutuel Nord de France	127,202
89,026	Credit Agricole SA	1,280,758
1,458	Dassault Aviation SA	2,699,385
9,249	Fnac Darty SA*	729,967
383	Hermes International	253,834
17,526	Lagardere SCA	539,649
1,443	LVMH Moet Hennessy Louis Vuitton SE	510,523
552	Manutan International	47,060
22,631	Metropole Television SA	456,323
65,076	Peugeot SA	1,755,857
12,543	Renault SA	1,085,367
1,709	Safran SA	239,590
25,685	Sanofi	2,284,023
304	Savencia SA	23,163
74	Societe Fonciere Lyonnaise SA REIT	5,123
2,934	Thales SA	416,949
24,600	Total SA	1,595,510
42,626	Veolia Environnement SA	851,078
1,091	Vetoquinol SA	65,134
3,493	Vilmorin & Cie SA	243,833

	Total France	15,239,073

	Germany — 2.6%
41,168	Aareal Bank AG	1,722,354
22,910	Aurubis AG	1,602,984
2,879	CTS Eventim AG & Co. KGaA	129,144
29,142	Deutsche Lufthansa AG	716,233
10,630	Fielmann AG	640,178
4,176	Hornbach Baumarkt AG	127,566
3,385	Hornbach Holding AG & Co. KGaA	237,473
143	KWS Saat SE	55,226
42,913	Mckesson Europe AG	1,305,898
28,642	Merck KGaA	2,960,823
39,830	Rhoen-Klinikum AG	1,024,252
58,470	Salzgitter AG	2,923,649
102,156	SAP SE	12,577,340
7,475	Wuestenrot & Wuerttembergische AG	170,519

	Total Germany	26,193,639

	Hong Kong — 1.2%
178,000	Champion REIT	124,659
279,500	CLP Holdings, Ltd.	3,273,675

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Hong Kong — continued
1,892,000	HKT Trust & HKT, Ltd.	2,601,684
698,469	Hong Kong & China Gas Co., Ltd.	1,387,137
16,000	Hong Kong Ferry Holdings Co., Ltd.	17,687
249,000	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	91,964
35,500	Link REIT	349,561
38,000	Liu Chong Hing Investment, Ltd.	57,304
219,000	PCCW, Ltd.	127,623
263,500	Power Assets Holdings, Ltd.	1,835,263
347,000	Regal Real Estate Investment Trust REIT	98,447
545,000	Sunlight Real Estate Investment Trust REIT	366,356
140,500	Swire Pacific, Ltd. Class A	1,539,684
107,400	Swire Properties, Ltd.	406,959

	Total Hong Kong	12,278,003

	Ireland — 0.8%
19,337	Accenture Plc Class A	3,291,158
2,332	ICON Plc, ADR*	358,545
83,701	Irish Residential Properties Plc REIT	143,689
6,000	Jazz Pharmaceuticals Plc*	1,008,780
2,045	Kerry Group Plc Class A	226,244
31,806	Medtronic Plc	3,128,756
48,092	Total Produce Plc	117,862

	Total Ireland	8,275,034

	Israel — 0.8%
266,154	Bank Hapoalim BM	1,949,932
31,897	Bank Leumi Le-Israel BM	210,442
3,327	Check Point Software Technologies, Ltd.*	391,488
477	Fattal Holdings 1998, Ltd.*	57,260
3,121	FIBI Holdings, Ltd.	88,750
14,841	First International Bank Of Israel, Ltd.	335,047
784	Israel Corp., Ltd. (The)	252,048
331,092	Israel Discount Bank, Ltd. Class A	1,104,490
1,658,662	Isramco Negev 2, LP	193,865
2,224	Nice, Ltd., ADR*	254,581
2,972	Paz Oil Co., Ltd.	466,290
7,577	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	357,783
83,832	Shufersal, Ltd.	537,178
54,670	Strauss Group, Ltd.	1,202,644
2,004	Taro Pharmaceutical Industries, Ltd.*	196,993

	Total Israel	7,598,791

	Italy — 0.1%
423,831	Parmalat SpA	1,398,074

	Japan — 4.9%
95,000	Aeon Co., Ltd.‡	2,289,585
7,100	Aeon Hokkaido Corp.	52,944
44,900	Alfresa Holdings Corp.	1,201,708

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
33,400	Alpen Co., Ltd.‡	592,517
212,800	Astellas Pharma, Inc.	3,713,251
1,900	AT-Group Co., Ltd.	45,332
13,900	Daiichi Sanyko Co., Ltd.	602,698
14,200	DCM Holdings Co., Ltd.	129,142
15,400	DyDo Group Holdings, Inc.	771,457
57,900	EDION Corp.‡	647,893
192,700	Japan Post Bank Co., Ltd.	2,278,436
161,100	Japan Post Holdings Co., Ltd.	1,917,570
26,100	Japan Tobacco, Inc.	681,539
30,800	K’s Holdings Corp.	372,849
1,200	Kadoya Sesame Mills, Inc.	66,135
17,700	Kato Sangyo Co., Ltd.	596,831
35,700	KDDI Corp.	986,594
600	KFC Holdings Japan, Ltd.	10,501
49,600	Komeri Co., Ltd.	1,159,378
66,300	KYORIN Holdings, Inc.	1,369,369
20,500	LIXIL VIVA Corp.	317,467
6,200	McDonald’s Holdings Co., Japan Ltd.	272,377
128,800	Medipal Holdings Corp.	2,688,601
6,700	Mitsubishi Shokuhin Co., Ltd.	179,025
130,900	Mitsubishi Tanabe Pharma Corp.	2,189,638
11,200	Mitsui Sugar Co., Ltd.	321,451
767,100	Mizuho Financial Group, Inc.	1,338,550
15,000	Mochida Pharmaceutical Co., Ltd.	1,240,040
14,700	Nippon Flour Mills Co., Ltd.‡	259,225
124,100	Nippon Light Metal Holdings Co., Ltd.	277,514
37,900	Nippon Telegraph & Telephone Corp.	1,712,399
6,500	Nishi-Nippon Financial Holdings, Inc.	75,195
30,100	Nisshin Oillio Group, Ltd. (The)	883,774
115,800	NTT DoCoMo, Inc.	3,114,575
14,600	Ohsho Food Service Corp.	1,019,307
10,500	Okinawa Cellular Telephone Co.	379,936
30,550	Okinawa Electric Power Co., Inc. (The)	644,163
5,300	Otsuka Holdings Co., Ltd.	267,228
99,300	Resona Holdings, Inc.	558,024
64,900	Seven & i Holdings Co., Ltd.	2,891,174
10,700	Shionogi & Co., Ltd.	699,360
13,000	Showa Sangyo Co., Ltd.	335,229
4,600	St. Marc Holdings Co., Ltd.	107,402
5,200	Sumitomo Dainippon Pharma Co., Ltd.	119,442
13,400	Suzuken Co., Ltd.	635,876
6,500	Taisho Pharmaceutical Holdings Co., Ltd.	794,867
23,200	Takeda Pharmaceutical Co., Ltd.‡	992,871
61,600	Toho Holdings Co., Ltd.‡	1,635,110
339,600	Tokyo Electric Power Co. Holdings, Inc.*	1,668,326
48,800	Tsumura & Co.	1,684,166
6,000	United Super Markets Holdings, Inc.	74,693
43,000	Vital KSK Holdings, Inc.‡	484,950

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
11,400	Yodogawa Steel Works, Ltd.	282,027
3,700	ZERIA Pharmaceutical Co., Ltd.	81,893

	Total Japan	49,711,604

	Liberia — 0.0%
1,798	Royal Caribbean Cruises, Ltd.	233,632

	Luxembourg — 0.5%
52,664	Aperam SA	2,415,572
53,092	ArcelorMittal	1,652,658
119,684	Atento SA‡	897,630

	Total Luxembourg	4,965,860

	Netherlands — 0.7%
4,560	ABN AMRO Group NV, ADR‡	61,834
107,859	Aegon NV	700,054
33,857	ForFarmers NV	383,418
11,880	Heineken Holding NV	1,076,292
16,052	LyondellBasell Industries NV Class A	1,645,491
73,571	QIAGEN NV*	2,786,869

	Total Netherlands	6,653,958

	New Zealand — 0.6%
253,622	Argosy Property, Ltd.	184,953
320,956	Contact Energy, Ltd.	1,240,495
38,340	Ebos Group, Ltd.	570,877
2,506	Fisher & Paykel Healthcare Corp., Ltd.	25,003
63,681	Fonterra Co-operative Group, Ltd.‡	206,443
23,487	Freightways, Ltd.	121,763
115,729	Genesis Energy, Ltd.	198,328
100,669	Goodman Property Trust REIT	103,111
458,079	Infratil, Ltd.	1,082,632
49,518	Kiwi Property Group, Ltd. REIT	45,631
35,536	Mainfreight, Ltd.	711,705
303,644	Mercury NZ, Ltd.	677,377
56,455	Metlifecare, Ltd.	243,274
23,860	Restaurant Brands New Zealand, Ltd.	123,697
77,392	Summerset Group Holdings, Ltd.	400,708
21,443	Trade Me Group, Ltd.	74,162
6,801	Trustpower, Ltd.	28,089
68,690	Vector, Ltd.	157,106
3,702	Warehouse Group, Ltd. (The)	5,056
63,531	Z Energy, Ltd.	301,143

	Total New Zealand	6,501,553

	Norway — 0.8%
7,575	Austevoll Seafood ASA	104,370
21,512	Equinor ASA	606,266

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Norway — continued
29,003	Leroy Seafood Group ASA	236,560
239,449	Norsk Hydro ASA	1,436,700
4,194	Olav Thon Eiendomsselskap ASA	76,945
347,148	Orkla ASA	2,931,231
135,049	Telenor ASA	2,638,524

	Total Norway	8,030,596

	Panama — 0.2%
28,209	Carnival Corp.	1,798,888

	Portugal — 0.1%
151,473	REN — Redes Energeticas Nacionais SGPS SA	427,524
1,763	Semapa-Sociedade de Investimento e Gestao	35,057
155,555	Sonae SGPS SA	161,254

	Total Portugal	623,835

	Puerto Rico — 0.2%
30,300	Popular, Inc.	1,552,875

	Singapore — 0.6%
14,000	AIMS AMP Capital Industrial REIT	14,345
27,600	Fraser and Neave, Ltd.	38,784
48,500	Frasers Hospitality Trust REIT	24,847
65,700	Hong Leong Finance, Ltd.	123,577
366,200	Keppel Infrastructure Trust	132,666
263,100	Olam International, Ltd.	390,890
425,300	OUE, Ltd.‡	476,239
1,826,000	Sheng Siong Group, Ltd.	1,496,776
81,400	SIA Engineering Co., Ltd.	175,746
160,100	Singapore Airlines, Ltd.	1,141,270
109,400	Singapore Technologies Engineering, Ltd.	285,040
487,100	Singapore Telecommunications, Ltd.	1,155,051
594,900	SPH REIT	435,393
33,000	United Industrial Corp., Ltd.	72,214

	Total Singapore	5,962,838

	Spain — 0.3%
1,597	Cia de Distribucion Integral Logista Holdings SA	41,031
25,510	Ebro Foods SA	557,337
319,170	International Consolidated Airlines Group SA	2,747,842

	Total Spain	3,346,210

	Sweden — 1.3%
110,916	Axfood AB	2,075,341
35,288	Boliden AB	983,661
51,696	Cloetta AB Class B	159,741
38,010	Essity AB Class B	954,823
37,115	Granges AB	442,382

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Sweden — continued
88,957	ICA Gruppen AB‡	2,820,793
17,192	Kinnevik AB Class B	520,214
9,435	Pandox AB	168,899
65,399	Swedish Match AB	3,345,988
62,873	Swedish Orphan Biovitrum AB*	1,838,144

	Total Sweden	13,309,986

	Switzerland — 4.4%
6,940	Adecco Group AG	366,183
9,262	Allreal Holding AG*	1,493,412
449	Alpiq Holding AG*	36,313
1,093	Banque Cantonale de Geneve	217,638
608	Barry Callebaut AG	1,157,740
74	Basellandschaftliche Kantonalbank	68,788
579	Basler Kantonalbank	48,487
448	Bell Food Group AG	143,096
336	Berner Kantonalbank AG	75,160
17,306	BKW AG	1,102,000
686	Chubb, Ltd.	91,677
13,692	Coca-Cola HBC AG*	466,552
367	Conzzeta AG	401,265
849	Flughafen Zurich AG	172,442
1,409	Intershop Holding AG	712,578
13,436	Julius Baer Group, Ltd.*	675,514
180	Luzerner Kantonalbank AG	91,677
142,573	Nestle SA	11,942,386
175,746	Novartis AG	15,185,260
13,487	Roche Holding AG	3,282,693
1,386	Siegfried Holding AG*	647,737
38	St. Galler Kantonalbank AG	19,315
4,493	Swiss Life Holding AG*	1,711,093
2,196	Swisscom AG	1,001,329
1,597	Swissquote Group Holding SA	116,571
3,202	Tamedia AG	391,727
5,020	Valora Holding AG*	1,354,187
7,470	Vifor Pharma AG	1,301,209
2,089	Vontobel Holding AG	148,206

	Total Switzerland	44,422,235

	United Kingdom — 4.8%
3,635	Abcam Plc	67,880
19,514	AG Barr Plc	183,220
4,103	Aon Plc	630,959
32,899	Atlantica Yield plc	677,061
132,896	Aviva Plc	848,318
7,032	Berkeley Group Holdings Plc	337,367
247,502	Britvic Plc	2,525,557
28,025	Burberry Group Plc	736,402
937	Carnival Plc	58,211

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued
460,057	Central Asia Metals Plc	1,430,850
230,345	Centrica Plc	465,291
67,256	Coca-Cola European Partners Plc	3,058,130
1,491	Craneware Plc	65,621
13,182	Cranswick Plc	581,709
80,201	Diageo Plc	2,843,696
2,065	EMIS Group Plc	27,198
44,550	Evraz Plc	329,169
30,980	Ferrexpo Plc	80,880
30,678	Ferroglobe Plc	250,639
3,655	Genus Plc	113,915
49,573	GlaxoSmithKline Plc	993,474
11,731	Greggs Plc	161,392
231,607	Halfords Group Plc	955,613
343,941	Hansteen Holdings Plc REIT	435,061
31,709	Imperial Brands Plc	1,104,461
295,096	Inchcape Plc	2,574,445
148,232	JD Sports Fashion Plc	887,449
3,034	John Menzies Plc	21,681
243,374	Kingfisher Plc	818,819
395,462	Legal & General Group Plc	1,352,171
946,951	Lloyds Banking Group Plc	731,908
22,091	LondonMetric Property Plc REIT	51,220
26,464	Meggitt Plc	195,467
116,422	National Express Group Plc	593,313
11,691	QinetiQ Group Plc	43,633
122,036	Reckitt Benckiser Group Plc	11,165,332
6,559	Royal Dutch Shell Plc Class B	229,997
37,939	Segro Plc REIT	315,547
30,322	Smith & Nephew Plc	553,382
40,724	Softcat Plc	422,194
63,749	Sports Direct International Plc*	283,646
97,447	SSE Plc	1,456,288
17,741	SSP Group Plc	167,660
67,886	Tate & Lyle Plc	604,460
593,804	Tritax Big Box Plc REIT	1,142,166
712,941	Vodafone Group Plc	1,529,374
97,771	WH Smith Plc	2,629,014
343,512	WM Morrison Supermarkets Plc	1,162,000

	Total United Kingdom	47,893,240

	United States — 54.4%
28,400	Abbott Laboratories	2,083,424
400	ABIOMED, Inc.*	179,900
9,775	Adobe Systems, Inc.*	2,638,761
53,283	AGNC Investment Corp. REIT	992,662
885	Alleghany Corp.	577,489
21,605	Allstate Corp. (The)	2,132,413
5,668	Alphabet, Inc. Class A*	6,841,729

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	United States — continued
19,463	Alphabet, Inc. Class C*	23,228,507
45,587	Altria Group, Inc.	2,749,352
500	Amazon.com, Inc.*	1,001,500
28,171	Amdocs, Ltd.	1,858,723
28,278	Ameren Corp.	1,787,735
23,113	American Electric Power Co., Inc.	1,638,249
23,557	American Express Co.	2,508,585
14,702	American Financial Group, Inc.	1,631,481
300	American Tower Corp. REIT	43,590
36,144	Annaly Capital Management, Inc. REIT	369,753
8,446	ANSYS, Inc.*	1,576,699
7,113	Anthem, Inc.	1,949,318
46,492	Apple Hospitality, Inc. REIT	813,145
99,994	Apple, Inc.	22,572,646
7,175	Archer-Daniels-Midland Co.	360,687
23,084	Arthur J. Gallagher & Co.	1,718,373
61,588	AT&T, Inc.	2,068,125
8,131	Atmos Energy Corp.	763,582
18,000	Automatic Data Processing, Inc.	2,711,880
7,600	AvalonBay Communities, Inc. REIT	1,376,740
28,339	Baxter International, Inc.	2,184,654
2,080	Becton Dickinson and Co.	542,880
51,214	Berkshire Hathaway, Inc. Class B*	10,965,430
1,900	Black Knight, Inc.*	98,705
8,780	Boeing Co. (The)	3,265,282
625	Booking Holdings, Inc.*	1,240,000
100	Boston Properties, Inc. REIT	12,309
8,912	Bright Horizons Family Solutions, Inc.*	1,050,190
32,655	Bristol-Myers Squibb Co.	2,027,222
17,880	Broadridge Financial Solutions, Inc.	2,359,266
11,848	Brown & Brown, Inc.	350,345
10,660	Cabot Corp.	668,595
25,735	Cadence Design Systems, Inc.*	1,166,310
4,200	Camden Property Trust REIT	392,994
8,600	Capital One Financial Corp.	816,398
7,100	Carter’s, Inc.	700,060
800	CBRE Group, Inc. Class A*	35,280
10,863	CDK Global, Inc.	679,589
60,998	CenterPoint Energy, Inc.	1,686,595
7,700	Chevron Corp.	941,556
12,394	Chimera Investment Corp. REIT	224,703
10,370	Cigna Corp.	2,159,552
13,700	Citrix Systems, Inc.*	1,522,892
39,783	CMS Energy Corp.	1,949,367
11,600	CNA Financial Corp.	529,540
1,000	Coca-Cola Co. (The)	46,190
30,192	Cognizant Technology Solutions Corp. Class A	2,329,313
6,600	Colgate-Palmolive Co.	441,870
2,600	Columbia Sportswear Co.	241,982

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	United States — continued
49,637	Conagra Brands, Inc.	1,686,169
42,800	Conduent, Inc.*	963,856
23,900	ConocoPhillips	1,849,860
11,149	Consolidated Edison, Inc.	849,442
9,256	Constellation Brands, Inc. Class A	1,995,779
34,576	Copart, Inc.*	1,781,701
10,045	CoreLogic, Inc.*	496,323
700	Costco Wholesale Corp.	164,416
100,824	Crown Castle International Corp. REIT	11,224,736
24,122	Danaher Corp.	2,621,097
19,715	Darden Restaurants, Inc.	2,192,111
7,200	Delta Air Lines, Inc.	416,376
437	Domino’s Pizza, Inc.	128,828
15,977	DTE Energy Co.	1,743,570
9,100	Dun & Bradstreet Corp. (The)	1,296,841
7,113	DXC Technology Co.	665,208
219,594	eBay, Inc.*	7,250,994
15,268	Edison International	1,033,338
3,500	Edwards Lifesciences Corp.*	609,350
4,418	Electronic Arts, Inc.*	532,325
31,867	Eli Lilly & Co.	3,419,648
22,700	Encompass Health Corp.	1,769,465
21,845	Entergy Corp.	1,772,285
16,266	Equity LifeStyle Properties, Inc. REIT	1,568,856
14,300	Equity Residential REIT	947,518
2,458	Erie Indemnity Co. Class A	313,469
4,867	Essex Property Trust, Inc. REIT	1,200,738
5,400	Evercore Partners, Inc. Class A	542,970
52,762	Exelon Corp.	2,303,589
7,800	Express Scripts Holding Co.*	741,078
35,500	Exxon Mobil Corp.	3,018,210
155,735	Facebook, Inc. Class A*	25,612,178
4,305	FedEx Corp.	1,036,601
21,521	Fidelity National Information Services, Inc.	2,347,295
28,883	First American Financial Corp.	1,490,074
2,200	First Citizens BancShares, Inc. Class A	995,016
53,218	FirstEnergy Corp.‡	1,978,113
23,838	Fiserv, Inc.*	1,963,774
37,600	Flowers Foods, Inc.	701,616
15,600	Fortinet, Inc.*	1,439,412
33,500	Gaming and Leisure Properties, Inc. REIT	1,180,875
4,298	General Dynamics Corp.	879,887
300	H&R Block, Inc.	7,725
12,246	Hanover Insurance Group, Inc. (The)	1,510,789
138,536	HCA Healthcare, Inc.	19,273,128
18,626	Hershey Co. (The)	1,899,852
21,216	Highwoods Properties, Inc. REIT	1,002,668
16,886	Hill-Rom Holdings, Inc.	1,594,038
6,364	Home Depot , Inc. (The)	1,318,303

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	United States — continued
19,343	Honeywell International, Inc.	3,218,675
10,900	Hormel Foods Corp.‡	429,460
31,163	Hospitality Properties Trust REIT	898,741
15,700	Hudson Pacific Properties, Inc. REIT	513,704
7,043	Humana, Inc.	2,384,196
6,826	Huntington Ingalls Industries, Inc.	1,748,002
4,200	ICU Medical, Inc.*	1,187,550
13,503	Ingredion, Inc.	1,417,275
13,620	Intel Corp.	644,090
23,084	International Business Machines Corp.	3,490,532
13,138	Intuit, Inc.	2,987,581
1,600	Intuitive Surgical, Inc.*	918,400
10,842	Jack Henry & Associates, Inc.	1,735,587
5,179	JM Smucker Co. (The)	531,417
31,490	Johnson & Johnson	4,350,973
16,600	KAR Auction Services, Inc.	990,854
14,038	Kellogg Co.	982,941
312,652	Kraft Heinz Co. (The)	17,230,252
2,800	L3 Technologies, Inc.	595,336
10,708	Landstar System, Inc.	1,306,376
19,628	Liberty Property Trust REIT	829,283
7,575	Lockheed Martin Corp.	2,620,647
154,124	Lowe’s Cos., Inc.	17,696,518
10,532	M&T Bank Corp.	1,732,935
85,432	Mastercard, Inc. Class A	19,018,018
2,059	McCormick & Co., Inc.‡	271,273
74,222	McDonald’s Corp.	12,416,598
45,234	Merck & Co., Inc.	3,208,900
5,740	Mercury General Corp.	287,918
873	Mettler-Toledo International, Inc.*	531,640
175,449	Microsoft Corp.	20,066,102
1,225	Mid-America Apartment Communities, Inc. REIT	122,721
5,992	Morningstar, Inc.	754,393
19,131	Motorola Solutions, Inc.	2,489,708
1,400	MSCI, Inc. Class A	248,374
85	Nasdaq, Inc.	7,293
47,151	Newmont Mining Corp.	1,423,960
12,770	NextEra Energy, Inc.	2,140,252
5,990	Northrop Grumman Corp.	1,901,046
4,500	Nu Skin Enterprises, Inc. Class A	370,890
14,800	Old Republic International Corp.	331,224
17,907	Omnicom Group, Inc.	1,218,034
351,880	Oracle Corp.	18,142,933
35,500	Park Hotels & Resorts, Inc. REIT	1,165,110
16,700	Paychex, Inc.	1,229,955
31,248	PepsiCo, Inc.	3,493,526
94,434	Pfizer, Inc.	4,161,706
16,159	Philip Morris International, Inc.	1,317,605
11,600	Pinnacle Foods, Inc.	751,796

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares	Description	Value ($)

	United States — continued
2,737	PPG Industries, Inc.	298,689
16,409	Premier, Inc. Class A*	751,204
26,080	Procter & Gamble Co. (The)	2,170,638
35,383	Progressive Corp. (The)	2,513,608
32,330	Prologis, Inc. REIT	2,191,651
1,628	Public Service Enterprise Group, Inc.	85,942
800	Ralph Lauren Corp.	110,040
11,181	Raytheon Co.	2,310,665
6,820	Reinsurance Group of America, Inc.	985,899
29,104	Republic Services, Inc.	2,114,697
2,600	Robert Half International, Inc.	182,988
3,900	Royal Gold, Inc.	300,534
1,200	S&P Global, Inc.	234,468
20,600	Sabre Corp.	537,248
31	Seaboard Corp.	115,011
12,400	Simon Property Group, Inc. REIT	2,191,700
5,185	Spirit AeroSystems Holdings, Inc. Class A	475,309
369,531	Starbucks Corp.	21,004,142
18,700	STORE Capital Corp. REIT	519,673
13,453	Stryker Corp.	2,390,329
14,696	Sun Communities, Inc. REIT	1,492,232
22,000	SunTrust Banks, Inc.	1,469,380
22,672	Synopsys, Inc.*	2,235,686
32,244	Synovus Financial Corp.	1,476,453
32,647	Sysco Corp.	2,391,393
5,600	Target Corp.	493,976
21,233	Texas Instruments, Inc.	2,278,089
447	Thermo Fisher Scientific, Inc.	109,104
12,193	Total System Services, Inc.	1,203,937
16,063	Travelers Cos., Inc. (The)	2,083,532
27,579	Tyson Foods, Inc. Class A	1,641,778
38,164	UDR, Inc. REIT	1,542,971
34,087	UGI Corp.	1,891,147
1,100	United Continental Holdings, Inc.*	97,966
10,202	UnitedHealth Group, Inc.	2,714,140
25,659	US Bancorp	1,355,052
22,000	US Foods Holding Corp.*	678,040
14,243	Varian Medical Systems, Inc.*	1,594,219
3,000	VeriSign, Inc.*	480,360
32,512	Verizon Communications, Inc.	1,735,816
5,800	VF Corp.	542,010
141,545	Visa, Inc. Class A‡	21,244,489
6,800	Vistra Energy Corp.*	169,184
33,736	Walmart, Inc.	3,168,148
25,585	Waste Management, Inc.	2,311,861
1,685	Waters Corp.*	328,036
2,800	WEC Energy Group, Inc.	186,928
229,994	Wells Fargo & Co.	12,088,485
20,100	WP Carey, Inc. REIT	1,292,631

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2018 (Unaudited)

Shares		Description	Value ($)

		United States — continued
16,259		Xcel Energy, Inc.	767,587
27,065		Yum China Holdings, Inc.	950,252
161,358		Yum! Brands, Inc.	14,669,056
7,667		Zimmer Biomet Holdings, Inc.	1,007,980

		Total United States	548,824,260

		TOTAL COMMON STOCKS (COST $758,097,681)	896,592,456

		PREFERRED STOCKS — 0.1%

		Germany — 0.1%
4,309		Henkel AG & Co. KGaA, 1.78%	505,745

		Japan — 0.0%
72		Shinkin Central Bank, 2.72% Class A	151,689

		Sweden — 0.0%
2,443		Akelius Residential Property AB, 5.88%	93,812

		TOTAL PREFERRED STOCKS (COST $739,958)	751,246

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENTS — 0.9%

		Mutual Fund - Securities Lending Collateral — 0.7%
7,420,671		State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.97%## **	7,420,671

		U.S. Government and Agency Obligations — 0.2%
2,000,000		United States Treasury Bill, 2.34%, due 03/14/19*** ‡‡	1,978,823

		TOTAL SHORT-TERM INVESTMENTS (COST $9,399,761)	9,399,494

		TOTAL INVESTMENTS — 89.9% (COST $768,237,400)	906,743,196

		Other Assets and Liabilities (net) — 10.1%	101,946,011

		NET ASSETS — 100.0%	$1,008,689,207

		Notes to Schedule of Investments:

		ADR — American Depository Receipt

		REIT — Real Estate Investment Trust

	##	The rate disclosed is the 7 day net yield as of September 30, 2018.

	*	Non-income producing security

	**	Represents an investment of securities lending cash collateral.

	***	All or a portion of this security is held for open futures collateral.

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $16,102 which represents 0.0% of net assets. The aggregate tax cost of these securities held at September 30, 2018 was $26,250.

¤	Illiquid security. The total market value of the securities at period end is $16,102 which represents 0.0% of net assets. The aggregate tax cost of these securities held at September 30, 2018 was $26,250.

‡	All or a portion of this security is out on loan.

‡‡	Interest rate presented is yield to maturity.

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
17	Canadian Dollar	Dec 2018	$1,317,585	$7,097
114	MSCI EAFE Index	Dec 2018	11,260,350	154,661
140	S&P 500 E-mini Index	Dec 2018	20,433,000	59,831
9	S&P/TSX 60 Index	Dec 2018	1,323,333	5,716

				$227,305

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Retail	9.2
Food	8.1
Software	7.5
Pharmaceuticals	7.3
Internet	6.4
Diversified Financial Services	4.7
Banks	4.6
Insurance	4.5
Electric	4.1
Computers	3.8
REITS	3.5
Health Care — Services	3.4
Health Care — Products	2.9
Telecommunications	2.8
Beverages	2.1
Aerospace & Defense	1.5
Household Products & Wares	1.2
Iron & Steel	1.0
Oil & Gas	1.0
Agriculture	0.9
Commercial Services	0.9
Mining	0.9
Real Estate	0.6
Gas	0.5
Media	0.5
Airlines	0.4
Apparel	0.4
Distribution & Wholesale	0.4
Electronics	0.4
Environmental Control	0.4
Transportation	0.4
Auto Manufacturers	0.3
Chemicals	0.3
Cosmetics & Personal Care	0.3
Semiconductors	0.3
Biotechnology	0.2
Holding Companies — Diversified	0.2
Leisure Time	0.2
Metal Fabricate & Hardware	0.2
Shipbuilding	0.2
Advertising	0.1
Engineering & Construction	0.1
Investment Companies	0.1
Machinery — Diversified	0.1
Water	0.1
Energy — Alternate Sources	0.0
Forest Products & Paper	0.0
Home Builders	0.0
Lodging	0.0
Miscellaneous — Manufacturing	0.0

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Private Equity	0.0
Short-Term Investments and Other Assets and Liabilities (net)	11.0

100.0%

See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Assets and Liabilities

September 30, 2018 (Unaudited)

	Mercer US Large Cap Equity Fund	Mercer US Small/Mid Cap Equity Fund	Mercer Non-US Core Equity Fund	Mercer Core Fixed Income Fund
Assets
Investments, at value(a)	$442,932,360	$825,093,550	$2,029,347,408	$772,557,001
Foreign currency, at value(b)	—	—	2,788,923	—
Cash and cash equivalents	10,332,503	54,639,562	116,437,694	11,350,453
Receivable for investments sold	10,922,759	888,020	19,298,225	975,445
Receivable for TBA securities sold	—	—	—	2,509,699
Dividend and interest receivable	374,192	717,367	5,822,776	5,510,666
Cash collateral held at broker on open centrally cleared swap contracts	—	—	—	770,000
Unrealized appreciation on open forward foreign currency contracts	—	—	604,459	—
Receivable for variation margin on open futures contracts	4,244	105,781	—	—
Foreign tax reclaims receivable	194,911	50,344	3,686,969	1,576
Securities lending income receivable	5,943	10,837	15,814	4,710
Prepaid expenses	9,381	17,540	42,037	15,697

Total assets	464,776,293	881,523,001	2,178,044,305	793,695,247

Liabilities
Payable for investments purchased	8,653,170	1,944,826	15,079,106	4,009,456
Payable for TBA and when-issued securities purchased	—	—	—	8,516,554
Payable for variation margin on open futures contracts	—	—	894,354	8,449
Payable for Fund shares repurchased	955,180	100,000	575,315	—
Payable for variation margin on open centrally cleared swap contracts	—	—	—	20,364
Obligation to return securities lending collateral	7,743,812	6,716,944	21,145,393	8,431,740
Payable to affiliate for:
Advisory fees	198,506	644,397	1,227,333	220,746
Trustees fees	8,283	14,502	33,174	13,452
Payable for foreign capital gains tax	—	—	66,472	—
Accrued expenses	128,124	180,367	410,491	187,783

Total liabilities	17,687,075	9,601,036	39,431,638	21,408,544

Net assets	$447,089,218	$871,921,965	$2,138,612,667	$772,286,703

Net assets consist of:
Paid-in capital	291,865,711	600,276,618	1,717,238,735	786,981,359
Distributable earnings	155,223,507	271,645,347	421,373,932	(14,694,656)

Net assets	$447,089,218	$871,921,965	$2,138,612,667	$772,286,703

Net assets attributable to:
Class Y-3 shares	$447,089,218	$871,921,965	$2,138,612,667	$772,286,703

Shares outstanding:
Class Y-3	37,926,651	65,712,454	184,811,477	77,996,577

Net asset value per share:
Class Y-3	$11.79	$13.27	$11.57	$9.90

(a) Investments, at cost	$378,590,645	$685,655,153	$1,824,906,812	$795,473,121

(b) Foreign currency, at cost	$—	$—	$2,818,272	$—

See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Assets and Liabilities (Continued)

September 30, 2018 (Unaudited)

	Mercer Opportunistic Fixed Income Fund	Mercer Emerging Markets Equity Fund	Mercer Global Low Volatility Equity Fund
Assets
Investments, at value(a)	$626,073,737	$965,676,897	$906,743,196
Foreign currency, at value(b)	482,643	3,598,881	769,681
Cash and cash equivalents	70,595,751	87,544,049	108,465,415
Receivable for investments sold	12,088,279	1,094,451	1,951,167
Receivable for TBA securities sold	13,626,408	—	—
Receivable for Fund shares sold	—	107,658	—
Dividend and interest receivable	6,961,820	2,095,512	1,419,619
Cash collateral held at broker on open OTC swap contracts and open forward foreign currency contracts	70,000	—	—
Cash collateral held at broker on open futures contracts	801,677	2,022,415	—
Cash collateral held at broker on open forward foreign currency contracts	1,207,000	—	—
Unrealized appreciation on open forward foreign currency contracts	2,315,877	1,577,835	—
Receivable for variation margin on open futures contracts	890,143	210,551	—
OTC - Swap contracts, at value (up-front net premiums paid of $162,961, $-, and $-, respectively)	175,956	—	—
Synthetic futures, at value	—	685,679	—
Receivable for variation margin on open centrally cleared swap contracts	58,349	—	—
Foreign tax reclaims receivable	43,004	70,120	1,047,051
Securities lending income receivable	—	21,254	8,819
Prepaid expenses	12,798	20,725	19,054

Total assets	735,403,442	1,064,726,027	1,020,424,002

Liabilities
Payable for investments purchased	23,958,312	1,293,371	2,072,320
Payable for TBA and when-issued securities purchased	47,334,925	—	—
Payable for variation margin on open futures contracts	537,834	338,837	111,024
Payable for Fund shares repurchased	—	412,713	1,301,788
Payable for closed swap contracts	2,570,244	—	—
Payable for closed synthetic futures contracts	—	6,651	—
OTC - Swap contracts, at value (up-front net premiums received of $1,466,167, $-, and $-, respectively)	1,563,916	—	—
Written options, at value	32,098	—	—
Synthetic futures, at value	—	7,899	—
Cash collateral on open forward foreign currency contracts due to broker	—	232,831	—
Unrealized depreciation on open forward foreign currency contracts	4,987,786	1,741,228	—
Obligation to return securities lending collateral	—	12,308,643	7,420,671
Payable to affiliate for:
Advisory fees	422,672	669,374	614,048
Trustees fees	10,035	16,502	15,168
Payable for foreign capital gains tax	124,251	598,696	—
Accrued expenses	243,506	438,899	199,776

Total liabilities	81,785,579	18,065,644	11,734,795

Net assets	$653,617,863	$1,046,660,383	$1,008,689,207

Net assets consist of:
Paid-in capital	697,400,939	934,841,447	839,284,045
Distributable earnings	(43,783,076)	111,818,936	169,405,162

Net assets	$653,617,863	$1,046,660,383	$1,008,689,207

See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Assets and Liabilities (Continued)

September 30, 2018 (Unaudited)

	Mercer Opportunistic Fixed Income Fund	Mercer Emerging Markets Equity Fund	Mercer Global Low Volatility Equity Fund

Net assets attributable to:
Class Y-3 shares	$653,617,863	$1,046,660,383	$1,008,689,207

Shares outstanding:
Class Y-3	72,273,002	99,709,632	76,774,532

Net asset value per share:
Class Y-3	$9.04	$10.50	$13.14

(a) Investments, at cost	$641,075,138	$987,669,538	$768,237,400

(b) Foreign currency, at cost	$537,064	$3,587,871	$771,375

(c) Premiums on written options	$57,878	$—	$—

See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Operations

For the Six Months Ended September 30, 2018 (Unaudited)

	Mercer US Large Cap Equity Fund	Mercer US Small/Mid Cap Equity Fund	Mercer Non-US Core Equity Fund	Mercer Core Fixed Income Fund
Investment Income:
Interest	$41,933	$67,009	$189,214	$13,947,110
Dividends	4,243,740	8,844,533	38,860,295	—
Securities lending income	34,509	77,660	348,402	38,155
Withholding taxes	(66,100)	(14,466)	(3,641,478)	(212)
Other income	159	1,651	1,205	15,552

Total investment income	4,254,241	8,976,387	35,757,638	14,000,605

Expenses:
Advisory fees	1,233,790	3,991,823	7,541,506	1,382,030
Custodian and fund accounting fees	59,587	95,140	267,678	94,241
Audit fees	30,586	33,693	53,500	43,892
Transfer agent fees	11,699	11,930	12,189	11,938
Legal fees	32,352	58,231	140,699	52,462
Trustees fees	18,913	34,622	82,230	30,939
Registration fees	12,233	12,195	11,565	12,238
Miscellaneous	26,727	41,855	89,836	34,470

Total expenses	1,425,887	4,279,489	8,199,203	1,662,210

Net investment income	2,828,354	4,696,898	27,558,435	12,338,395

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	34,909,171	61,459,453	40,682,304	(4,020,396)
Purchased option contracts	—	—	—	(22,337)
Swap contracts	—	—	—	109,442
Closed futures contracts	931,755	1,747,017	(4,272,866)	492,125
Written option contracts	—	—	—	6,467
Forward foreign currency contracts	—	—	1,012,176	—
Foreign currency related transactions	20,956	50,478	(1,001,584)	14,140

Net realized gain (loss)	35,861,882	63,256,948	36,420,030	(3,420,559)

Change in net unrealized appreciation (depreciation) on:
Investments	(510,941)	164,032	(55,170,475)	(8,328,276)
Swap contracts	—	—	—	643,880
Open futures contracts	583,685	446,065	3,383,482	(1,484,425)
Forward foreign currency contracts	—	—	709,279	—
Foreign currency related translations	(146)	(954)	(183,070)	—

Change in net unrealized appreciation (depreciation)	72,598	609,143	(51,260,784)	(9,168,821)

Net realized and unrealized gain (loss)	35,934,480	63,866,091	(14,840,754)	(12,589,380)

Net increase (decrease) in net assets resulting from operations	$38,762,834	$68,562,989	$12,717,681	$(250,985)

See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Operations (Continued)

For the Six Months Ended September 30, 2018 (Unaudited)

	Mercer Opportunistic Fixed Income Fund	Mercer Emerging Markets Equity Fund	Mercer Global Low Volatility Equity Fund
Investment Income:
Interest	$18,095,475	$164,245	$148,406
Dividends	61,455	20,702,675	13,521,118
Securities lending income	31,125	111,359	90,797
Withholding taxes	(288,064)	(2,384,979)	(734,596)
Other income	27,497	8,751	—

Total investment income	17,927,488	18,602,051	13,025,725

Expenses:
Advisory fees	2,533,323	4,280,806	3,696,374
Custodian and fund accounting fees	158,377	331,421	109,726
Audit fees	37,615	79,058	37,354
Transfer agent fees	12,055	12,369	11,866
Legal fees	40,967	71,098	62,805
Trustees fees	24,026	41,299	36,981
Registration fees	11,179	11,870	12,324
Interest expense	242	8,544	—
Miscellaneous	33,149	61,407	44,628

Total expenses	2,850,933	4,897,872	4,012,058

Net investment income	15,076,555	13,704,179	9,013,667

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(39,107,984)	626,087	22,441,657
Purchased option contracts	36,391	—	—
Swap contracts	(180,568)	—	—
Closed futures contracts	(1,156,639)	(8,342,958)	680,416
Written option contracts	11,814	—	—
Forward foreign currency contracts	(2,433,708)	(3,479,262)	—
Foreign currency related transactions	(2,393,310)	(397,020)	(25,421)

Net realized gain (loss)	(45,224,004)	(11,593,153)	23,096,652

Change in net unrealized appreciation (depreciation) on:
Investments	(16,828,549)	(126,185,596)	33,334,405
Purchased option contracts	(134,164)	—	—
Swap contracts	56,749	—	—
Open futures contracts	(217,350)	1,347,712	1,347,706
Written option contracts	25,780	—	—
Forward foreign currency contracts	(2,463,363)	(71,897)	—
Foreign currency related translations	(70,138)	(514,195)	(21,072)

Change in net unrealized appreciation (depreciation)	(19,631,035)	(125,423,976)	34,661,039

Net realized and unrealized gain (loss)	(64,855,039)	(137,017,129)	57,757,691

Net increase (decrease) in net assets resulting from operations	$(49,778,484)	$(123,312,950)	$66,771,358

See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Changes in Net Assets

	Mercer US Large Cap Equity Fund			Mercer US Small/Mid Cap Equity Fund
	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018		Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018
Increase (decrease) in Net Assets:
Operations:
Net investment income (loss)	$2,828,354	$7,604,697		$4,696,898	$3,035,340
Net realized gain (loss)	35,861,882	104,190,636		63,256,948	117,950,083
Change in net unrealized appreciation (depreciation)	72,598	(12,497,608)		609,143	(3,633,592)

Net increase in net assets resulting from operations	38,762,834	99,297,725		68,562,989	117,351,831

Distributions to shareholders (See Note 2):
Class Y-3	—	(72,475,376)		—	(94,877,327)

Total distributions	—	(72,475,376	)(a)	—	(94,877,327	)(b)

Net share transactions (See Note 7):
Class Y-3	(104,231,236)	(115,323,720)		(104,585,075)	(86,986,239)

Decrease in net assets resulting from net shares transactions	(104,231,236)	(115,323,720)		(104,585,075)	(86,986,239)

Net decrease in net assets	(65,468,402)	(88,501,371)		(36,022,086)	(64,511,735)

Net assets:
Beginning of period	512,557,620	601,058,991		907,944,051	972,455,786

End of period	$447,089,218	$512,557,620		$871,921,965	$907,944,051

(a)

Included in total distributions was $(7,533,062) of net investment income and $(64,942,314) of net realized gains as of year ended March 31, 2018. The undistributed net investment income was $1,244,427 at year ended March 31, 2018. See Note 2 for more details on Disclosure Update and Simplification.

(b)

Included in total distributions was $(4,249,847) of net investment income and $(90,627,480) of net realized gains as of year ended March 31, 2018. The distributions in excess of net investment income was $(623) at year ended March 31, 2018. See Note 2 for more details on Disclosure Update and Simplification.

See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Changes in Net Assets (Continued)

	Mercer Non-US Core Equity Fund			Mercer Core Fixed Income Fund
	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018		Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018
Increase (decrease) in Net Assets:
Operations:
Net investment income (loss)	$27,558,435	$38,658,876		$12,338,395	$22,379,987
Net realized gain (loss)	36,420,030	298,158,773		(3,420,559)	(570,639)
Change in net unrealized appreciation (depreciation)	(51,260,784)	77,034,628		(9,168,821)	(8,324,350)

Net increase (decrease) in net assets resulting from operations	12,717,681	413,852,277		(250,985)	13,484,998

Distributions to shareholders (See Note 2):
Class Y-3	—	(170,790,191)		—	(19,914,504)

Total distributions	—	(170,790,191	)(a)	—	(19,914,504	)(b)

Net share transactions (See Note 7):
Class Y-3	(33,403,800)	(354,867,675)		(85,409,013)	98,773,232

Increase (decrease) in net assets resulting from net shares transactions	(33,403,800)	(354,867,675)		(85,409,013)	98,773,232

Net increase (decrease) in net assets	(20,686,119)	(111,805,589)		(85,659,998)	92,343,726

Net assets:
Beginning of period	2,159,298,786	2,271,104,375		857,946,701	765,602,975

End of period	$2,138,612,667	$2,159,298,786		$772,286,703	$857,946,701

(a)

Included in total distributions was $(45,496,553) of net investment income and $(125,293,638) of net realized gains as of year ended March 31, 2018. The distributions in excess of net investment income was $(502,673) at year ended March 31, 2018. See Note 2 for more details on Disclosure Update and Simplification.

(b)

Included in total distributions was $(19,914,504) of net investment income and $— of net realized gains as of year ended March 31, 2018. The undistributed net investment income was $6,112,251 at year ended March 31, 2018. See Note 2 for more details on Disclosure Update and Simplification.

See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Changes in Net Assets (Continued)

	Mercer Opportunistic Fixed Income Fund			Mercer Emerging Markets Equity Fund
	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018		Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018
Increase (decrease) in Net Assets:
Operations:
Net investment income (loss)	$15,076,555	$33,165,244		$13,704,179	$23,614,533
Net realized gain (loss)	(45,224,004)	7,176,468		(11,593,153)	341,364,374
Change in net unrealized appreciation (depreciation)	(19,631,035)	13,909,550		(125,423,976)	(47,488,518)

Net increase (decrease) in net assets resulting from operations	(49,778,484)	54,251,262		(123,312,950)	317,490,389

Distributions to shareholders (See Note 2):
Class Y-3	—	(23,966,710)		—	(36,403,991)

Total distributions	—	(23,966,710	)(a)	—	(36,403,991	)(b)

Net share transactions (See Note 7):
Class Y-3	56,173,923	58,079,251		53,846,043	(646,948,904)

Increase (decrease) in net assets resulting from net shares transactions	56,173,923	58,079,251		53,846,043	(646,948,904)

Net increase (decrease) in net assets	6,395,439	88,363,803		(69,466,907)	(365,862,506)

Net assets:
Beginning of period	647,222,424	558,858,621		1,116,127,290	1,481,989,796

End of period	$653,617,863	$647,222,424		$1,046,660,383	$1,116,127,290

(a)

Included in total distributions was $(23,966,710) of net investment income and $— of net realized gains as of year ended March 31, 2018. The undistributed net investment income was $16,141,517 at year ended March 31, 2018. See Note 2 for more details on Disclosure Update and Simplification.

(b)

Included in total distributions was $(36,403,991) of net investment income and $— of net realized gains as of year ended March 31, 2018. The distributions in excess of net investment income was $(1,949,655) at year ended March 31, 2018. See Note 2 for more details on Disclosure Update and Simplification.

See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Changes in Net Assets (Continued)

	Mercer Global Low Volatility Equity Fund
	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018
Increase (decrease) in Net Assets:
Operations:
Net investment income (loss)	$9,013,667	$15,564,976
Net realized gain (loss)	23,096,652	151,397,171
Change in net unrealized appreciation (depreciation)	34,661,039	(17,711,022)

Net increase in net assets resulting from operations	66,771,358	149,251,125

Distributions to shareholders (See Note 2):
Class Y-3	—	(146,523,040)

Total distributions	—	(146,523,040	)(a)

Net share transactions (See Note 7):
Class Y-3	21,307,736	(331,977,749)

Increase (decrease) in net assets resulting from net shares transactions	21,307,736	(331,977,749)

Net increase (decrease) in net assets	88,079,094	(329,249,664)

Net assets:
Beginning of period	920,610,113	1,249,859,777

End of period	$1,008,689,207	$920,610,113

(a)

Included in total distributions was $(18,085,932) of net investment income and $(128,437,108) of net realized gains as of year ended March 31, 2018. The distributions in excess of net investment income was $(661,448) at year ended March 31, 2018. See Note 2 for more details on Disclosure Update and Simplification.

See accompanying Notes to the Financial Statements.

Mercer US Large Cap Equity Fund

Financial Highlights

	Period Ended 09/30/18 (Unaudited)		Year Ended 03/31/18	Year Ended 03/31/17		Year Ended 03/31/16		Year Ended 03/31/15		Year Ended 03/31/14
For a Class Y-3 Share Outstanding Throughout Each Period:

Net asset value at beginning of period	$10.85		$10.61	$9.34		$11.11		$13.16		$13.56

Net investment income†	0.07		0.14	0.11	(a)	0.04		0.05		0.07
Net realized and unrealized gain (loss) on investments	0.87		1.68	1.54		(0.43)		1.63		3.11

Total from investment operations	0.94		1.82	1.65		(0.39)		1.68		3.18

Less dividends and distributions:
From net investment income	—		(0.16)	(0.08)		(0.05)		(0.04)		(0.09)
From net realized gain on investments	—		(1.42)	(0.30)		(1.33)		(3.69)		(3.49)

Total dividends and distributions	—		(1.58)	(0.38)		(1.38)		(3.73)		(3.58)

Net asset value at end of period	$11.79		$10.85	$10.61		$9.34		$11.11		$13.16

Total investment return	8.66	%**	17.26%	17.74%		(4.09)%		13.63	%(b)	23.99	%(b)

Ratios/Supplemental Data:
Net investment income to average net assets	1.22	%*	1.28%	1.14	%(a)	0.33%		0.37%		0.48%
Net expenses to average daily net assets	0.61	%*	0.60%	0.61	%(d)	0.63	%(c)	0.60	%(c)	0.57%
Total expenses (before reductions and reimbursements) to average daily net assets	0.61	%*	0.60%	0.61%		0.63	%(c)	0.63	%(c)	0.63%
Portfolio turnover rate	35	%**	64%	84%		66%		118%		50%
Net assets at end of period (in 000’s)	$447,089		$512,558	$601,059		$301,260		$362,698		$358,862

(a)

Includes a non-recurring refund for overbilling of prior years’ custody fees, a portion of which was paid to the Advisor for prior years’ reimbursement of expenses. This amounted to less than $0.01 per share and less than 0.01% of average net assets.

(b)	The total return would have been lower had certain expenses not been reduced or reimbursed during the periods shown.
(c)	Includes interest expense that amounts to less than 0.01%.
(d)	Includes a repayment to the Advisor, referenced above, for prior years’ reimbursement of expenses. The amount is less than 0.01% of average net assets.
†	Computed using average shares outstanding throughout the period.
*	Annualized
**	Not annualized

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Financial Highlights (Continued)

	Period Ended 09/30/18 (Unaudited)		Year Ended 03/31/18	Year Ended 03/31/17		Year Ended 03/31/16		Year Ended 03/31/15		Year Ended 03/31/14
For a Class Y-3 Share Outstanding Throughout Each Period:

Net asset value at beginning of period	$12.29		$12.12	$10.30		$12.23		$12.44		$11.94

Net investment income (loss)†	0.07		0.04	0.04	(a)	(0.02)		(0.03)		(0.02)
Net realized and unrealized gain (loss) on investments	0.91		1.46	2.13		(1.28)		1.32		2.63

Total from investment operations	0.98		1.50	2.17		(1.30)		1.29		2.61

Less dividends and distributions:
From net investment income	—		(0.06)	(0.08)		—		—		—
From net realized gain on investments	—		(1.27)	(0.27)		(0.63)		(1.50)		(2.11)

Total dividends and distributions	—		(1.33)	(0.35)		(0.63)		(1.50)		(2.11)

Net asset value at end of period	$13.27		$12.29	$12.12		$10.30		$12.23		$12.44

Total investment return	7.97	%**	12.64%	21.24%		(10.78)%		11.11	%(b)	22.34	%(b)

Ratios/Supplemental Data:
Net investment income (loss) to average net assets	1.06	%*	0.31%	0.40	%(a)	(0.18)%		(0.25)%		(0.17)%
Net expenses to average daily net assets	0.96	%*	0.95%	0.97	%(d)	0.98	%(c)	0.98	%(c)	0.97%
Total expenses (before reductions and reimbursements) to average daily net assets	0.96	%*	0.95%	0.97%		0.98	%(c)	0.99	%(c)	0.99%
Portfolio turnover rate	22	%**	49%	106%		68%		75%		67%
Net assets at end of period (in 000’s)	$871,922		$907,944	$972,456		$427,426		$470,893		$397,360

(a)

Includes a non-recurring refund for overbilling of prior years’ custody fees, a portion of which was paid to the Advisor for prior years’ reimbursement of expenses. This amounted to less than $0.01 per share and less than 0.01% of average net assets.

(b)	The total return would have been lower had certain expenses not been reduced or reimbursed during the periods shown.
(c)	Includes interest expense that amounts to less than 0.01%.
(d)	Includes a repayment to the Advisor, referenced above, for prior years’ reimbursement of expenses. The amount is less than 0.01% of average net assets.
†	Computed using average shares outstanding throughout the period.
*	Annualized
**	Not annualized

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Financial Highlights (Continued)

	Period Ended 09/30/18 (Unaudited)		Year Ended 03/31/18		Year Ended 03/31/17		Year Ended 03/31/16		Year Ended 03/31/15		Year Ended 03/31/14
For a Class Y-3 Share Outstanding Throughout Each Period:

Net asset value at beginning of period	$11.51		$10.44		$9.61		$10.64		$11.92		$10.58

Net investment income†	0.15		0.19		0.18	(a)	0.16		0.19		0.29
Net realized and unrealized gain (loss) on investments	(0.09)		1.75		0.83		(0.76)		(0.22)		1.94

Total from investment operations	0.06		1.94		1.01		(0.60)		(0.03)		2.23

Less dividends and distributions:
From net investment income	—		(0.23)		(0.18)		(0.17)		(0.27)		(0.33)
From net realized gain on investments	—		(0.64)		—		(0.26)		(0.98)		(0.56)

Total dividends and distributions	—		(0.87)		(0.18)		(0.43)		(1.25)		(0.89)

Net asset value at end of period	$11.57		$11.51		$10.44		$9.61		$10.64		$11.92

Total investment return	0.52	%**	18.80%		10.62%		(5.64)%		0.19	%(b)	21.48	%(b)

Ratios/Supplemental Data:
Net investment income to average net assets	2.60	%*	1.64%		1.81	%(a)	1.60%		1.72%		2.52%
Net expenses to average daily net assets	0.77	%*	0.79	%(c)	0.82	%(c)(d)	0.83	%(c)	0.84	%(c)	0.85%
Total expenses (before reductions and reimbursements) to average daily net assets	0.77	%*	0.79	%(c)	0.81	%(c)	0.83	%(c)	0.84	%(c)	0.86%
Portfolio turnover rate	43	%**	81%		81%		109%		101%		95	%(e)
Net assets at end of period (in 000’s)	$2,138,613		$2,159,299		$2,271,104		$1,941,634		$2,072,981		$1,881,476

(a)

Includes a non-recurring refund for overbilling of prior years’ custody fees, a portion of which was paid to the Advisor for prior years’ reimbursement of expenses. This amounted to less than $0.01 per share and is 0.01% of average net assets.

(b)	The total return would have been lower had certain expenses not been reduced or reimbursed during the periods shown.
(c)	Includes interest expense that amounts to less than 0.01%.
(d)	Includes a repayment to the Advisor, referenced above, for prior years’ reimbursement of expenses. The amount is 0.01% of average net assets.
(e)	Portfolio turnover calculation does not include $177,821,966 of securities transferred out of the Fund as part of an in-kind redemption.
†	Computed using average shares outstanding throughout the period.
*	Annualized
**	Not annualized

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Financial Highlights (Continued)

	Period Ended 09/30/18 (Unaudited)		Year Ended 03/31/18		Year Ended 03/31/17		Year Ended 03/31/16	Year Ended 03/31/15		Year Ended 03/31/14
For a Class Y-3 Share Outstanding Throughout Each Period:

Net asset value at beginning of period	$9.90		$9.96		$10.15		$10.43	$10.42		$10.68

Net investment income†	0.15		0.27		0.25	(a)	0.29	0.28		0.24
Net realized and unrealized gain (loss) on investments	(0.15)		(0.09)		(0.09)		(0.17)	0.28		(0.19)

Total from investment operations	—		0.18		0.16		0.12	0.56		0.05

Less dividends and distributions:
From net investment income	—		(0.24)		(0.25)		(0.30)	(0.33)		(0.25)
From net realized gain on investments	—		—		(0.10)		(0.10)	(0.22)		(0.06)

Total dividends and distributions	—		(0.24)		(0.35)		(0.40)	(0.55)		(0.31)

Net asset value at end of period	$9.90		$9.90		$9.96		$10.15	$10.43		$10.42

Total investment return	0.00	%**	1.80%		1.58%		1.26%	5.43	%(b)	0.44	%(b)

Ratios/Supplemental Data:
Net investment income to average net assets	3.12	%*	2.71%		2.43	%(a)	2.80%	2.66%		2.32%
Net expenses to average daily net assets	0.42	%*	0.43%		0.43	%(c)(d)	0.42%	0.40%		0.37%
Total expenses (before reductions and reimbursements) to average daily net assets	0.42	%*	0.43%		0.43	%(c)	0.42%	0.42%		0.43%
Portfolio turnover rate	40	%(f)**	113	%(f)	151%		88%	192%		187	%(e)
Net assets at end of period (in 000’s)	$772,287		$857,947		$765,603		$783,875	$892,649		$1,076,439

(a)

Includes a non-recurring refund for overbilling of prior years’ custody fees, a portion of which was paid to the Advisor for prior years’ reimbursement of expenses. This amounted to less than $0.01 per share and less than 0.01% of average net assets.

(b)	The total return would have been lower had certain expenses not been reduced or reimbursed during the periods shown.
(c)	Includes interest expense that amounts to less than 0.01%.
(d)	Includes a repayment to the Advisor, referenced above, for prior years’ reimbursement of expenses. The amount is less than 0.01% of average net assets.
(e)	Excludes treasury dollar roll transactions. The Portfolio turnover rate including treasury dollar roll transactions was 251% for the year ended March 31, 2014.
(f)	Includes TBA transactions; excluding these transactions the portfolio turnover rate would have been 35% for the period ended September 30, 2018 and 81% for the year ended March 31, 2018, respectively.
†	Computed using average shares outstanding throughout the period.
*	Annualized
**	Not annualized

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Financial Highlights (Continued)

	Period Ended 09/30/18 (Unaudited)		Year Ended 03/31/18		Year Ended 03/31/17		Year Ended 03/31/16		Year Ended 03/31/15		Period Ended 03/31/14(a)
For a Class Y-3 Share Outstanding Throughout Each Period:

Net asset value at beginning of period	$9.80		$9.31		$8.44		$9.13		$10.43		$10.00

Net investment income†	0.22		0.53		0.51	(b)	0.54		0.56		0.34
Net realized and unrealized gain (loss) on investments	(0.98)		0.33		0.36		(1.12)		(1.32)		0.35

Total from investment operations	(0.76)		0.86		0.87		(0.58)		(0.76)		0.69

Less dividends and distributions:
From net investment income	—		(0.37)		—		(0.07)		(0.47)		(0.22)
From net realized gain on investments	—		—		—		(0.04)		(0.07)		(0.04)

Total dividends and distributions	—		(0.37)		—		(0.11)		(0.54)		(0.26)

Net asset value at end of period	$9.04		$9.80		$9.31		$8.44		$9.13		$10.43

Total investment return	(7.76	)%**	9.42%		10.31	%(c)	(6.25	)%(c)	(7.36	)%(c)	7.00	%(c)**

Ratios/Supplemental Data:
Net investment income to average net assets	4.76	%*	5.49%		5.75	%(b)	6.28%		5.55%		5.52	%*
Net expenses to average daily net assets	0.90	%(d)*	0.92	%(d)	0.94	%(d)(e)	0.90	%(d)	0.90	%(d)	0.90	%*
Total expenses (before reductions and reimbursements) to average daily net assets	0.90	%(d)*	0.92	%(d)	0.94	%(d)	0.95	%(d)	0.97	%(d)	1.17	%*
Portfolio turnover rate	136	%(f)**	72%		55%		53%		58%		28	%**
Net assets at end of period (in 000’s)	$653,618		$647,222		$558,859		$414,262		$395,939		$260,581

(a)	The Fund commenced operations on August 21, 2013.
(b)

Includes a non-recurring refund for overbilling of prior years’ custody fees, a portion of which was paid to the Advisor for prior years’ reimbursement of expenses. This amounted to less than $0.01 per share and less than 0.01% of average net assets.

(c)	The total return would have been lower had certain expenses not been reduced or reimbursed during the periods shown.
(d)	Includes interest expense that amounts to less than 0.01%.
(e)	Includes a repayment to the Advisor, referenced above, for prior years’ reimbursement of expenses. The amount is less than 0.01% of average net assets.
(f)	Includes TBA transactions; excluding these transactions the portfolio turnover rate would have remained at 136% for the period ended September 30, 2018.
†	Computed using average shares outstanding throughout the period.
*	Annualized
**	Not annualized

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Financial Highlights (Continued)

	Period Ended 09/30/18 (Unaudited)		Year Ended 03/31/18		Year Ended 03/31/17		Year Ended 03/31/16		Year Ended 03/31/15		Year Ended 03/31/14
For a Class Y-3 Share Outstanding Throughout Each Period:

Net asset value at beginning of period	$11.75		$9.77		$8.59		$9.88		$9.99		$10.49

Net investment income†	0.14		0.18		0.14	(a)	0.16		0.17		0.18
Net realized and unrealized gain (loss) on investments	(1.39)		2.05		1.22		(1.36)		(0.09)		(0.46)

Total from investment operations	(1.25)		2.23		1.36		(1.20)		0.08		(0.28)

Less dividends and distributions:
From net investment income	—		(0.25)		(0.18)		(0.09)		(0.19)		(0.19)
From net realized gain on investments	—		—		—		—		—		(0.03)

Total dividends and distributions	—		(0.25)		(0.18)		(0.09)		(0.19)		(0.22)

Net asset value at end of period	$10.50		$11.75		$9.77		$8.59		$9.88		$9.99

Total investment return	(10.64	)%**	22.92%		16.14%		(12.06)%		0.81	%(b)	(2.61	)%(b)

Ratios/Supplemental Data:
Net investment income to average net assets	2.53	%*	1.62%		1.52	%(a)	1.79%		1.66%		1.77%
Net expenses to average daily net assets	0.90	%(c)*	0.95	%(c)	1.00	%(c)(d)	1.00	%(c)	0.98	%(c)	0.95	%(c)
Total expenses (before reductions and reimbursements) to average daily net assets	0.90	%(c)*	0.95	%(c)	0.99	%(c)	1.00	%(c)	1.00	%(c)	1.04	%(c)
Portfolio turnover rate	28	%**	93%		89%		66%		46%		64%
Net assets at end of period (in 000’s)	$1,046,660		$1,116,127		$1,481,990		$1,150,136		$1,087,355		$862,923

(a)

Includes a non-recurring refund for overbilling of prior years’ custody fees, a portion of which was paid to the Advisor for prior years’ reimbursement of expenses. This amounted to less than $0.01 per share and less than 0.01% of average net assets.

(b)	The total return would have been lower had certain expenses not been reduced or reimbursed during the periods shown.
(c)	Includes interest expense that amounts to less than 0.01%.
(d)	Includes a repayment to the Advisor, referenced above, for prior years’ reimbursement of expenses. The amount is 0.01% of average net assets.
†	Computed using average shares outstanding throughout the period.
*	Annualized
**	Not annualized

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Financial Highlights (Continued)

	Period Ended 09/30/18 (Unaudited)		Year Ended 03/31/18		Year Ended 03/31/17		Year Ended 03/31/16		Year Ended 03/31/15		Year Ended 03/31/14
For a Class Y-3 Share Outstanding Throughout Each Period:

Net asset value at beginning of period	$12.28		$12.62		$11.81		$12.11		$12.27		$11.19

Net investment income†	0.12		0.18		0.16	(a)	0.15		0.15		0.14
Net realized and unrealized gain on investments	0.74		1.39		1.11		0.33		0.54		1.45

Total from investment operations	0.86		1.57		1.27		0.48		0.69		1.59

Less dividends and distributions:
From net investment income	—		(0.18)		(0.14)		(0.14)		(0.19)		(0.16)
From net realized gain on investments	—		(1.73)		(0.32)		(0.64)		(0.66)		(0.35)

Total dividends and distributions	—		(1.91)		(0.46)		(0.78)		(0.85)		(0.51)

Net asset value at end of period	$13.14		$12.28		$12.62		$11.81		$12.11		$12.27

Total investment return	7.00	%**	12.47%		11.02%		4.13%		5.80	%(b)	14.40	%(b)

Ratios/Supplemental Data:
Net investment income to average net assets	1.82	%*	1.35%		1.34	%(a)	1.23%		1.25%		1.20%
Net expenses to average daily net assets	0.81	%*	0.80	%(c)	0.81	%(c)	0.82	%(c)	0.85	%(c)	0.85%
Total expenses (before reductions and reimbursements/recapture) to average daily net assets	0.81	%*	0.80	%(c)	0.81	%(c)	0.82	%(c)	0.84	%(c)	0.84%
Portfolio turnover rate	21	%**	36%		55%		31%		84%		46%
Net assets at end of period (in 000’s)	$1,008,689		$920,610		$1,249,860		$952,386		$819,052		$742,641

(a)

Includes a non-recurring refund for overbilling of prior years’ custody fees, a portion of which was paid to the Advisor for prior years’ reimbursement of expenses. This amounted to less than $0.01 per share and less than 0.01% of average net assets.

(b)	The total return would have been lower had certain expenses not been reduced or reimbursed during the periods shown.
(c)	Includes interest expense that amounts to less than 0.01%.
†	Computed using average shares outstanding throughout the period.
*	Annualized
**	Not annualized

See accompanying Notes to the Financial Statements.

Mercer Funds

Notes to the Financial Statements

September 30, 2018 (Unaudited)

1.	Organization

Mercer Funds (the “Trust”) consists of the following seven series: Mercer US Large Cap Equity Fund (“Large Cap”), Mercer US Small/Mid Cap Equity Fund (“Small/Mid Cap”), Mercer Non-US Core Equity Fund (“Non-US Core Equity”), Mercer Core Fixed Income Fund (“Core Fixed”), Mercer Opportunistic Fixed Income Fund (“Opportunistic Fixed”), Mercer Emerging Markets Equity Fund (“Emerging Markets”) and Mercer Global Low Volatility Equity Fund (“Global Low Volatility”) (each a “Fund,” and collectively referred to as the “Funds”). The Trust is a Delaware statutory trust established on March 11, 2005. The Trust is registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). The Funds’ investment advisor is Mercer Investment Management, Inc. (the “Advisor”). The Advisor manages each Fund using a “manager of managers” approach by selecting one or more subadvisors (each a “Subadvisor,” and collectively referred to as the “Subadvisors”) to manage each Fund’s assets. The Funds are open-end investment companies and accordingly follow the open-end investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946: Financial Services — Investment Companies.

Under the 1940 Act, each Fund is classified as diversified.

The investment objectives of the Funds are:

Fund	Investment Objective
Large Cap	Long-term total return, which includes capital appreciation and income
Small/Mid Cap	Long-term total return, comprised primarily of capital appreciation
Non-US Core Equity	Long-term total return, which includes capital appreciation and income
Core Fixed	Total return, consisting of both current income and capital appreciation
Opportunistic Fixed	Long-term total return, which includes capital appreciation and income
Emerging Markets	Long-term total return, which includes capital appreciation and income
Global Low Volatility	Long-term total return, which includes capital appreciation and income

Each Fund has registered and is authorized to offer interests in four classes of shares: Class S, Class Y-1, Class Y-2 and Class Y-3. The principal difference between the classes of shares is the level of shareholder service, marketing and administrative fees borne by the classes. As of September 30, 2018, only the Class Y-3 shares of each Fund had commenced operations.

2.	Significant Accounting Policies

In August 2018, the Securities and Exchange Commission (“SEC”) adopted Disclosure Update and Simplification, which amends certain disclosure requirements effective for filings subsequent to November 5, 2018. As of September 30, 2018, Management has early adopted the amendments. The amendment requires presentation of the total, rather than the components, of distributable earnings on the Statements of Assets and Liabilities. The amendment requires presentation of the total distributions,

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2018 (Unaudited)

rather than the components, on the Statements of Changes in Net Assets and to remove the requirement for disclosure of undistributed net investment income on a book basis. This amendment facilitates compliance of the disclosure of information without significantly altering the information provided to investors.

In August 2018, FASB issued Accounting Standards Update No. 2018-13 “Fair Value Measurement (Topic 820) Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement”, which amends the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management is currently evaluating the potential impact of this new guidance to the Funds.

In March 2017, FASB issued Accounting Standards Update No. 2017-08 “Premium Amortization of Purchased Callable Debt Securities”, which amends the amortization period for certain purchased callable debt securities. Under the standards update, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this standard’s update to the Funds.

The following are significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a)  Security Valuation

Each Fund’s investments are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) on each day when the NYSE is open. Portfolio securities listed on an exchange normally are valued at the last sale or official closing price on the day on which the securities are valued or, lacking any sales on such day, at the last available bid price using prices as of the close of trading. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by the Advisor or the applicable Subadvisor as the primary market for such securities. Securities traded in the over-the-counter (“OTC”) market and listed on the NASDAQ Stock Market (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price; other OTC securities are valued at the last bid price available prior to valuation (other than short-term investments, which are valued as described below). The Funds may invest in securities that are traded in foreign markets. Foreign securities will be converted into U.S. dollar equivalents based on the exchange rate in effect at a uniform time on each business day. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board of Trustees of the Trust (the “Board”) has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments in open-end investment companies are valued at their net asset value (“NAV”) per share.

Certain fixed-income securities may be valued based upon appraisals received from an independent pricing service using a computerized matrix system or based upon appraisals derived from information

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2018 (Unaudited)

concerning the securities or similar securities received from a recognized dealer or dealers in those securities. It should be recognized that judgment often plays a greater role in valuing thinly traded securities, as well as bonds and other securities with few dealer quotations, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. Each such determination is based on consideration of relevant factors, and judgment is made by or at the direction of the Board. Each Fund values its investments for which market quotations are readily available at market value. Each Fund may value short-term investments that will mature within 60 days or less by using pricing service quotations or at amortized cost, provided that such amortized cost approximates market value.

Derivative financial instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Futures traded on inactive markets are valued using broker quotations. OTC derivative financial instruments, such as foreign currency contracts, options contracts, synthetic futures, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of an independent pricing service providers or broker dealer quotations. Depending on the derivative type and the terms of the derivative, the value of the derivative financial instruments is assigned by independent pricing service providers using a series of techniques, which may include pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, volatilities, dividends and exchange rates.

Senior secured floating rate loans and senior secured floating rate debt securities are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, yield curves, prepayment speeds, tranche type, industry, company performance, spread, individual trading characteristics, institutional size trading in similar groups of securities and other market data.

The Board has delegated its responsibility for valuing portfolio securities to the Advisor, subject to continuing Board oversight. The Advisor has appointed a Valuation Committee that is responsible for overseeing the day-to-day process of valuing portfolio securities. With respect to portfolio securities for which market quotations are not readily available or (in the opinion of the Advisor or the applicable Subadvisor) do not otherwise accurately reflect the fair values of the securities, the Valuation Committee will value such securities at fair value based upon procedures approved by the Board.

The application of fair value pricing represents a good faith determination based on specific procedures performed under the supervision of the Board. Due to the subjective nature of fair value pricing, there can be no assurance that a Fund could realize the fair value assigned to the security if the Fund were to sell the security at approximately the time at which the Fund determines its NAV per share. A Fund’s value for a particular security may be different from the last quoted market price.

The Funds follow a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices unadjusted in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2018 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The assets and liabilities shown in the Statements of Assets and Liabilities related to investments purchased for “to-be-announced” (“TBA”), TBA commitments or when-issued securities approximate fair value and are determined using Level 2 inputs, as of September 30, 2018. The assets and liabilities shown in the Statements of Assets and Liabilities related to cash collateral held at broker for futures contracts and swap contracts are determined using Level 1 inputs as of September 30, 2018.

At September 30, 2018, Large Cap and Small/Mid Cap held long-term investments whose value was determined using Level 1 inputs, with corresponding major categories as shown in the schedule of investments, Futures Contracts and State Street Institutional U.S. Government Money Market Fund, Premier Class whose value was determined using Level 1 inputs and short-term investment positions in a United States Treasury Bill, as shown in the schedule of investments, whose value was determined using Level 2 inputs.

The following is a summary of the portfolio securities by level based on inputs used as of September 30, 2018 in valuing the assets and liabilities of Non-US Core Equity, Core Fixed, Opportunistic Fixed, Emerging Markets and Global Low Volatility for which fair valuation was used:

Non-US Core Equity

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$106,298,900	$0	*	$—	$106,298,900
Austria	17,389,961	—		—	17,389,961
Belgium	27,864,131	—		—	27,864,131
Bermuda	4,754,436	—		—	4,754,436
Brazil	16,678,950	—		—	16,678,950
Canada	35,880,972	—		—	35,880,972
Cayman Islands	28,205,976	—		—	28,205,976
China	2,792,651	—		—	2,792,651
Denmark	19,859,041	—		—	19,859,041
Finland	22,987,792	—		—	22,987,792
France	182,718,950	—		—	182,718,950
Germany	161,898,402	—		—	161,898,402
Hong Kong	24,405,889	—		—	24,405,889
Hungary	2,473,500	—		—	2,473,500
India	4,636,535	—		—	4,636,535
Indonesia	1,758,291	—		—	1,758,291
Ireland	9,583,520	—		—	9,583,520
Israel	12,154,071	—		—	12,154,071
Italy	35,344,211	—		—	35,344,211
Japan	479,620,518	—		—	479,620,518
Luxembourg	15,891,076	—		—	15,891,076
Malaysia	2,796,883	—		—	2,796,883

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2018 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Mexico	$6,749,724	$—	$—		$6,749,724
Netherlands	67,467,951	—	—		67,467,951
New Zealand	1,672,871	—	—		1,672,871
Norway	17,037,391	—	—		17,037,391
Philippines	705,800	—	—		705,800
Poland	1,094,391	—	—		1,094,391
Portugal	2,519,246	—	0	**	2,519,246
Russia	6,563,174	—	—		6,563,174
Singapore	2,736,797	—	—		2,736,797
South Africa	2,121,252	—	—		2,121,252
South Korea	8,043,632	—	—		8,043,632
Spain	42,817,492	—	0	**	42,817,492
Sweden	43,868,822	—	—		43,868,822
Switzerland	152,118,568	—	—		152,118,568
Taiwan	16,838,782	—	—		16,838,782
Thailand	—	3,015,517	—		3,015,517
Turkey	1,417,866	—	—		1,417,866
United Kingdom	321,262,511	—	—		321,262,511
United States	48,357,213	—	—		48,357,213

Total Common Stocks	1,959,388,139	3,015,517	0		1,962,403,656

Investment Companies
United States	19,875,313	—	—		19,875,313

Total Investment Companies	19,875,313	—	—		19,875,313

Preferred Stocks
Brazil	1,309,203	—	—		1,309,203
Germany	18,518,829	—	—		18,518,829
Spain	155,249	—	—		155,249

Total Preferred Stocks	19,983,281	—	—		19,983,281

Rights
Australia	3,295	—	—		3,295

Total Rights	3,295	—	—		3,295

Short-Term Investments
Mutual Fund - Securities Lending Collateral	21,145,393	—	—		21,145,393
U.S. Government and Agency Obligations	—	5,936,470	—		5,936,470

Total Short-Term Investments	21,145,393	5,936,470	—		27,081,863

Futures Contracts†
Buys	1,355,978	—	—		1,355,978

Total Futures Contracts	1,355,978	—	—		1,355,978

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2018 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Contracts†	$—	$604,459	$—	$604,459

Total Forward Foreign Currency Contracts	—	604,459	—	604,459

Total	$2,021,751,399	$9,556,446	$0	$2,031,307,845

*	Represents one or more Level 2 securities at $0 value as of September 30, 2018.
**	Represents one or more Level 3 securities at $0 value as of September 30, 2018.
†

Forward foreign currency contracts and Futures contracts are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

Core Fixed

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Debt Obligations
Asset Backed Securities	$—	$96,199,198	$—		$96,199,198
Corporate Debt	—	279,006,406	0	**	279,006,406
Mortgage Backed Securities - Private Issuers	—	74,677,260	—		74,677,260
Mortgage Backed Securities - U.S. Government Agency Obligations	—	201,078,745	—		201,078,745
Municipal Obligations	—	7,991,285	—		7,991,285
Sovereign Debt Obligations	—	9,708,913	—		9,708,913
U.S. Government and Agency Obligations	—	95,040,786	—		95,040,786

Total Debt Obligations	—	763,702,593	0		763,702,593

Short-Term Investments
Certificate of Deposit	—	422,668	—		422,668
Mutual Fund - Securities Lending Collateral	8,431,740	—	—		8,431,740

Total Short-Term Investments	8,431,740	422,668	—		8,854,408

Futures Contracts†
Sales	228,655	—	—		228,655

Total Futures Contracts	228,655	—	—		228,655

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2018 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Swaps
Centrally Cleared Interest Rate Swaps†	$—	$1,589,955	$—	$1,589,955

Total Swaps	—	1,589,955	—	1,589,955

Total	$8,660,395	$765,715,216	$0	$774,375,611

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$(908,973)	$—	$—	$(908,973)

Total Futures Contracts	(908,973)	—	—	(908,973)

Swaps
Centrally Cleared Interest Rate Swaps†	—	(1,685)	—	(1,685)

Total Swaps	—	(1,685)	—	(1,685)

Total	$(908,973)	$(1,685)	$—	$(910,658)

**	Represents one or more Level 3 securities at $0 value as of September 30, 2018.
†	Futures contracts and Centrally Cleared Swaps are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

Opportunistic Fixed

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Debt Obligations
Asset Backed Securities	$—	$21,364,081	$—		$21,364,081
Bank Loans	—	55,845,441	—		55,845,441
Convertible Debt	—	417,079	—		417,079
Corporate Debt	—	142,631,551	0	**	142,631,551
Mortgage Backed Securities - Private Issuers	—	14,702,083	—		14,702,083
Mortgage Backed Securities - U.S. Government Agency Obligations	—	44,133,491	—		44,133,491

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2018 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Sovereign Debt Obligations	$—	$278,164,422	$—		$278,164,422
U.S. Government and Agency Obligations	—	47,041,396	—		47,041,396

Total Debt Obligations	—	604,299,544	0		604,299,544

Common Stocks
Biotechnology	173,803	—	—		173,803
Diversified Financial Services	—	—	0	**	—
Oil & Gas	—	860,867	202,248		1,063,115

Total Common Stocks	173,803	860,867	202,248		1,236,918

Convertible Preferred Stock
Oil & Gas	—	—	372,400		372,400

Total Convertible Preferred Stock	—	—	372,400		372,400

Investment Companies
Investment Companies	1,526,324	—	—		1,526,324

Total Investment Companies	1,526,324	—	—		1,526,324

Preferred Stocks
Investment Companies	61,372	—	—		61,372

Total Preferred Stocks	61,372	—	—		61,372

Options Purchased
Call Options	9,547	—	—		9,547
Put Options	370,560	—	—		370,560

Total Options Purchased	380,107	—	—		380,107

Short-Term Investments
Investment Companies	—	2,000	—		2,000
Sovereign Debt Obligations	—	6,185,145	—		6,185,145
U.S. Government and Agency Obligations	—	12,009,927	—		12,009,927

Total Short-Term Investments	—	18,197,072	—		18,197,072

Futures Contracts†
Buys	284	—	—		284
Sales	523,599	—	—		523,599

Total Futures Contracts	523,883	—	—		523,883

Swaps
Centrally Cleared Interest Rate Swaps†	—	109,767	—		109,767
OTC Credit Default Swaps	—	175,956	—		175,956
Centrally Cleared Credit Default Swaps†	—	48,726	—		48,726

Total Swaps	—	334,449	—		334,449

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2018 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Contracts†	$—	$2,315,877	$—	$2,315,877

Total Forward Foreign Currency Contracts	—	2,315,877	—	2,315,877

Total	$2,665,489	$626,007,809	$574,648	$629,247,946

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$(738,690)	$—	$—	$(738,690)
Sales	(3,734)	—	—	(3,734)

Total Futures Contracts	(742,424)	—	—	(742,424)

Swaps
OTC Interest Rate Swaps	—	(2,166)	—	(2,166)
Centrally Cleared Interest Rate Swaps†	—	(384)	—	(384)
OTC Credit Default Swaps	—	(1,561,750)	—	(1,561,750)
Centrally Cleared Credit Default Swaps†	—	(16,606)	—	(16,606)

Total Swaps	—	(1,580,906)	—	(1,580,906)

Forward Foreign Currency Contracts†	—	(4,987,786)	—	(4,987,786)

Total Forward Foreign Currency Contracts	—	(4,987,786)	—	(4,987,786)

Written Options	(32,098)	—	—	(32,098)

Total	$(774,522)	$(6,568,692)	$—	$(7,343,214)

**	Represents one or more Level 3 securities at $0 value as of September 30, 2018.
†

Forward foreign currency contracts, Futures contracts and Centrally Cleared Swaps are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2018 (Unaudited)

Emerging Markets

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Argentina	$1,474,347	$—	$—	$1,474,347
Australia	3,763,667	—	—	3,763,667
Bermuda	17,512,618	—	—	17,512,618
Brazil	48,471,818	—	—	48,471,818
British Virgin Islands	1,115,108	—	—	1,115,108
Cayman Islands	107,835,118	—	—	107,835,118
Chile	17,158,721	—	—	17,158,721
China	91,521,786	33,207	—	91,554,993
Colombia	815,918	—	—	815,918
Cyprus	631,109	—	—	631,109
Czech Republic	1,486,818	—	—	1,486,818
Egypt	2,833,935	—	—	2,833,935
France	2,587,433	—	—	2,587,433
Greece	827,211	—	—	827,211
Hong Kong	47,538,846	—	—	47,538,846
Hungary	4,912,338	—	—	4,912,338
India	111,136,967	51,881	—	111,188,848
Indonesia	22,201,304	—	—	22,201,304
Isle of Man	228,863	—	—	228,863
Japan	1,992,219	—	—	1,992,219
Luxembourg	221,969	—	—	221,969
Malaysia	17,403,686	—	—	17,403,686
Mexico	37,265,476	78,754	—	37,344,230
Netherlands	7,538,890	—	—	7,538,890
Nigeria	1,445,877	—	—	1,445,877
Philippines	5,346,458	—	—	5,346,458
Poland	5,893,796	—	—	5,893,796
Qatar	1,060,773	—	—	1,060,773
Russia	16,262,607	—	—	16,262,607
Singapore	2,271,689	—	—	2,271,689
South Africa	59,431,499	—	—	59,431,499
South Korea	117,795,882	—	—	117,795,882
Spain	29,699	—	—	29,699
Switzerland	3,063,928	—	—	3,063,928
Taiwan	111,569,251	206,052	—	111,775,303
Thailand	12,957,504	18,370,768	—	31,328,272
Turkey	2,555,935	—	—	2,555,935
United Arab Emirates	1,367,361	—	—	1,367,361
United Kingdom	10,950,115	—	—	10,950,115
United States	14,425,223	—	—	14,425,223

Total Common Stocks	914,903,762	18,740,662	—	933,644,424

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2018 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Preferred Stocks
Brazil	$10,933,298	$—	$—	$10,933,298
Colombia	235,000	—	—	235,000
Germany	1,104,093	—	—	1,104,093

Total Preferred Stocks	12,272,391	—	—	12,272,391

Short-Term Investments
Investment Fund	4,472,075	—	—	4,472,075
Mutual Fund - Securities Lending Collateral	12,308,643	—	—	12,308,643
U.S. Government and Agency Obligations	—	2,979,364	—	2,979,364

Total Short-Term Investments	16,780,718	2,979,364	—	19,760,082

Futures Contracts†
Buys	1,270,706	—	—	1,270,706
Sales	147,716	—	—	147,716

Total Futures Contracts	1,418,422	—	—	1,418,422

Synthetic Futures
Long	—	685,679	—	685,679

Total Synthetic Futures	—	685,679	—	685,679

Forward Foreign Currency Contracts†	—	1,577,835	—	1,577,835

Total Forward Foreign Currency Contracts	—	1,577,835	—	1,577,835

Total	$945,375,293	$23,983,540	$—	$969,358,833

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Sales	$(7,357)	$—	$—	$(7,357)

Total Futures Contracts	(7,357)	—	—	(7,357)

Synthetic Futures
Long	—	(7,899)	—	(7,899)

Total Synthetic Futures	—	(7,899)	—	(7,899)

Forward Foreign Currency Contracts†	—	(1,741,228)	—	(1,741,228)

Total Forward Foreign Currency Contracts	—	(1,741,228)	—	(1,741,228)

Total	$(7,357)	$(1,749,127)	$—	$(1,756,484)

†

Forward foreign currency contracts and Futures contracts are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2018 (Unaudited)

Global Low Volatility

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$11,567,891	$—	$—	$11,567,891
Austria	6,500,681	—	—	6,500,681
Belgium	4,975,585	—	—	4,975,585
Bermuda	10,506,877	16,102	—	10,522,979
British Virgin Islands	109,696	—	—	109,696
Canada	33,963,991	—	—	33,963,991
Denmark	7,662,645	—	—	7,662,645
Finland	6,474,804	—	—	6,474,804
France	15,239,073	—	—	15,239,073
Germany	26,193,639	—	—	26,193,639
Hong Kong	12,278,003	—	—	12,278,003
Ireland	8,275,034	—	—	8,275,034
Israel	7,598,791	—	—	7,598,791
Italy	1,398,074	—	—	1,398,074
Japan	49,711,604	—	—	49,711,604
Liberia	233,632	—	—	233,632
Luxembourg	4,965,860	—	—	4,965,860
Netherlands	6,653,958	—	—	6,653,958
New Zealand	6,501,553	—	—	6,501,553
Norway	8,030,596	—	—	8,030,596
Panama	1,798,888	—	—	1,798,888
Portugal	623,835	—	—	623,835
Puerto Rico	1,552,875	—	—	1,552,875
Singapore	5,890,624	72,214	—	5,962,838
Spain	3,346,210	—	—	3,346,210
Sweden	13,309,986	—	—	13,309,986
Switzerland	44,422,235	—	—	44,422,235
United Kingdom	47,893,240	—	—	47,893,240
United States	548,824,260	—	—	548,824,260

Total Common Stocks	896,504,140	88,316	—	896,592,456

Preferred Stocks
Germany	505,745	—	—	505,745
Japan	151,689	—	—	151,689
Sweden	93,812	—	—	93,812

Total Preferred Stocks	751,246	—	—	751,246

Short-Term Investments
Mutual Fund - Securities Lending Collateral	7,420,671	—	—	7,420,671
U.S. Government and Agency Obligations	—	1,978,823	—	1,978,823

Total Short-Term Investments	7,420,671	1,978,823	—	9,399,494

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2018 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$227,305	$—	$—	$227,305

Total Futures Contracts	227,305	—	—	227,305

Total	$904,903,362	$2,067,139	$—	$906,970,501

†	Futures contracts are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

The following tables show transfers between Level 1 and Level 2 of the fair value hierarchy:

Non-US Core Equity

	Transfers In			Transfers Out
	Level 1 — Quoted Prices		Level 2 — Other Significant Observable Inputs	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs
Common Stocks	$1,114,425,909	**	$—	$—	$1,114,425,909	**
Preferred Stocks	18,518,829	**	—	—	18,518,829	**

Emerging Markets

	Transfers In				Transfers Out
	Level 1 — Quoted Prices		Level 2 — Other Significant Observable Inputs		Level 1 — Quoted Prices		Level 2 — Other Significant Observable Inputs
Common Stocks	$461,168,660	**	$4,916,265	*	$4,916,265	*	$461,168,660	**
Preferred Stocks	1,339,093	**	—		—		1,339,093	**

Global Low Volatility

	Transfers In			Transfers Out
	Level 1 — Quoted Prices		Level 2 — Other Significant Observable Inputs	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs
Common Stocks	$220,089,310	**	$—	$—	$220,089,310	**
Preferred Stocks	599,557	**	—	—	599,557	**

*	Transfers occurred between Level 1 and Level 2 as a result of foreign securities not receiving an exchange traded price.
**	Transfers occurred between Level 1 and Level 2 as a result of foreign securities receiving an exchange traded price.

For financial statement reporting purposes, the Funds recognize transfers between Levels as of the end of the reporting period.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2018 (Unaudited)

The following tables include a rollforward of the amounts for the period ended September 30, 2018 for financial instruments classified as Level 3:

Opportunistic Fixed

Investments in Securities	Balance as of March 31, 2018		Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Transfers In (Out) of Level 3	Purchases/ Sales	Balance as of September 30, 2018		Change in Unrealized Appreciation (Depreciation) from Investments Held at September 30, 2018
DEBT OBLIGATIONS
Corporate Debt	$0	^	$—	$—	$—	$—	$0	^^	$—
COMMON STOCKS
Diversified Financial Services	0	^	—	—	—	—	0	^^	—
Oil & Gas	0	^	—	—	202,248	—	202,248		—
CONVERTIBLE PREFERRED STOCKS
Oil & Gas	—		—	—	372,400	—	372,400		—

Total	$0	^	$—	$—	$574,648	$—	$574,648		$—

^	Represents one or more securities at $0 value as of March 31, 2018.
^^	Represents one or more securities at $0 value as of September 30, 2018.

Investments in Derivative Instruments

At September 30, 2018 and during the period then ended, the Funds had the following derivatives and transactions in derivatives, grouped into appropriate risk categories:

Large Cap

ASSET DERIVATIVES

	Equity Risk	Total
Futures Contracts(3)	$20,225	$20,225

Total Value	$20,225	$20,225

LIABILITY DERIVATIVES
	Equity Risk	Total
Futures Contracts(3)	$(11,429)	$(11,429)

Total Value	$(11,429)	$(11,429)

NET REALIZED GAIN (LOSS)
	Equity Risk	Total
Futures Contracts(8)	$931,755	$931,755

Total Realized Gain (Loss)	$931,755	$931,755

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2018 (Unaudited)

CHANGE IN APPRECIATION (DEPRECIATION)
	Equity Risk	Total
Futures Contracts(14)	$583,685	$583,685

Total Change in Appreciation (Depreciation)	$583,685	$583,685

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(18)
	Equity Risk	Total
Futures Contracts	92	92

Small/Mid Cap

LIABILITY DERIVATIVES

	Equity Risk	Total
Futures Contracts(3)	$(536,613)	$(536,613)

Total Value	$(536,613)	$(536,613)

NET REALIZED GAIN (LOSS)
	Equity Risk	Total
Futures Contracts(8)	$1,747,017	$1,747,017

Total Realized Gain (Loss)	$1,747,017	$1,747,017

CHANGE IN APPRECIATION (DEPRECIATION)
	Equity Risk	Total
Futures Contracts(14)	$446,065	$446,065

Total Change in Appreciation (Depreciation)	$446,065	$446,065

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(18)
	Equity Risk	Total
Futures Contracts	264	264

Non-US Core Equity

ASSET DERIVATIVES

	Foreign Currency Risk	Equity Risk	Total
Futures Contracts(3)	$—	$1,355,978	$1,355,978
Forward Foreign Currency Contracts(4)	604,459	—	604,459

Total Value	$604,459	$1,355,978	$1,960,437

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2018 (Unaudited)

NET REALIZED GAIN (LOSS)
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts(8)	$—	$(4,272,866)	$(4,272,866)
Forward Foreign Currency Contracts(7)	1,012,176	—	1,012,176

Total Realized Gain (Loss)	$1,012,176	$(4,272,866)	$(3,260,690)

CHANGE IN APPRECIATION (DEPRECIATION)
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts(14)	$—	$3,383,482	$3,383,482
Forward Foreign Currency Contracts(13)	709,279	—	709,279

Total Change in Appreciation (Depreciation)	$709,279	$3,383,482	$4,092,761

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(18)
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts	—	899	899
Forward Foreign Currency Contracts	(19,976,298)	—	(19,976,298)

Core Fixed

ASSET DERIVATIVES
	Interest Rate Risk	Total
Futures Contracts(3)	$228,655	$228,655
Centrally Cleared Swap Contracts**	1,589,955	1,589,955

Total Value	$1,818,610	$1,818,610

LIABILITY DERIVATIVES
	Interest Rate Risk	Total
Futures Contracts(3)	$(908,973)	$(908,973)
Centrally Cleared Swap Contracts**	(1,685)	(1,685)

Total Value	$(910,658)	$(910,658)

NET REALIZED GAIN (LOSS)
	Interest Rate Risk	Total
Options Purchased(9)	$(22,337)	$(22,337)
Options Written(10)	6,467	$6,467
Swaps Contracts(11)	109,442	$109,442
Futures Contracts(8)	492,125	$492,125

Total Realized Gain (Loss)	$585,697	$585,697

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2018 (Unaudited)

CHANGE IN APPRECIATION (DEPRECIATION)
	Interest Rate Risk	Total
Swaps Contracts(17)	$643,880	$643,880
Futures Contracts(14)	(1,484,425)	(1,484,425)

Total Change in Appreciation (Depreciation)	$(840,545)	$(840,545)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(18)
	Interest Rate Risk	Total
Options Purchased	106,000	106,000
Options Written	(106,000)	(106,000)
Swaps Contracts	510,909,500	510,909,500
Futures Contracts	819	819

Opportunistic Fixed

ASSET DERIVATIVES
	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Equity Risk	Total
Options Purchased(1)	$—	$102,893	$138,719	$138,495	$380,107
Futures Contracts(3)	—	—	523,883	—	523,883
Forward Foreign Currency Contracts(2)	—	2,315,877	—	—	2,315,877
OTC Swaps Contracts	175,956	—	—	—	175,956
Centrally Cleared Swap Contracts**	48,726	—	109,767	—	158,493

Total Value	$224,682	$2,418,770	$772,369	$138,495	$3,554,316

LIABILITY DERIVATIVES
	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Equity Risk	Total
Options Written(5)	$—	$—	$(4,141)	$(27,957)	$(32,098)
Forward Foreign Currency Contracts(4)	—	(4,987,786)	—	—	(4,987,786)
Futures Contracts(3)	—	—	(742,424)	—	(742,424)
OTC Swaps Contracts	(1,561,750)	—	(2,166)	—	(1,563,916)
Centrally Cleared Swap Contracts**	(16,606)	—	(384)	—	(16,990)

Total Value	$(1,578,356)	$(4,987,786)	$(749,115)	$(27,957)	$(7,343,214)

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2018 (Unaudited)

NET REALIZED GAIN (LOSS)
	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Equity Risk	Total
Options Purchased(9)	$—	$(343)	$36,734	$—	$36,391
Options Written(10)	—	—	11,776	38	11,814
Swaps Contracts(11)	(167,574)	—	(12,994)	—	(180,568)
Futures Contracts(8)	—	—	(1,156,639)	—	(1,156,639)
Forward Foreign Currency Contracts(7)†	—	$(2,433,708)	—	—	(2,433,708)

Total Realized Gain (Loss)	$(167,574)	$(2,434,051)	$(1,121,123)	$38	$(3,722,710)

CHANGE IN APPRECIATION (DEPRECIATION)
	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Equity Risk	Total
Options Purchased(15)	$—	$(31,256)	$(46,191)	$(19,047)	$(134,164)
Options Written(16)	—	—	11,581	—	25,780
Swaps Contracts(17)	(48,302)	—	105,051	—	56,749
Futures Contracts(14)	—	—	(217,350)	—	(217,350)
Forward Foreign Currency Contracts(13)†	—	(2,463,363)	—	—	(2,463,363)

Total Change in Appreciation (Depreciation)	$(48,302)	$(2,494,619)	$(146,909)	$(19,047)	$(2,732,348)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(18)
	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Equity Risk	Total
Options Purchased	—	16,460,000	413,875	—	16,873,875
Options Written	—	—	(96,050)	—	(96,050)
Swaps Contracts	48,650,519	—	62,886,843	—	111,537,362
Futures Contracts	—	—	1,009	—	1,009
Forward Foreign Currency Contracts†	—	(2,510,483)	—	—	(2,510,483)

Emerging Markets

ASSET DERIVATIVES
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts(3)††	$—	$2,104,101	$2,104,101
Forward Foreign Currency Contracts(2)	1,577,835	—	1,577,835

Total Value	$1,577,835	$2,104,101	$3,681,936

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2018 (Unaudited)

LIABILITY DERIVATIVES
	Foreign Currency Risk	Equity Risk	Total
Forward Foreign Currency Contracts(4)	$(1,741,228)	$—	$(1,741,228)
Futures Contracts(3)††	—	(15,256)	(15,256)

Total Value	$(1,741,228)	$(15,256)	$(1,756,484)

NET REALIZED GAIN (LOSS)
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts(8)††	$—	$(8,342,958)	$(8,342,958)
Forward Foreign Currency Contracts(7)	(3,479,262)	—	(3,479,262)

Total Realized Gain (Loss)	$(3,479,262)	$(8,342,958)	$(11,822,220)

CHANGE IN APPRECIATION (DEPRECIATION)
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts(14)††	$—	$1,347,712	$1,347,712
Forward Foreign Currency Contracts(13)	(71,897)	—	(71,897)

Total Change in Appreciation (Depreciation)	$(71,897)	$1,347,712	$1,275,815

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(18)
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts	—	6,152,817	6,152,817
Forward Foreign Currency Contracts	29,591,209	—	29,591,209

Global Low Volatility

ASSET DERIVATIVES
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts(3)	$7,097	$220,208	$227,305

Total Value	$7,097	$220,208	$227,305

NET REALIZED GAIN (LOSS)
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts(8)	$10,898	$669,518	$680,416

Total Realized Gain (Loss)	$10,898	$669,518	$680,416

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2018 (Unaudited)

CHANGE IN APPRECIATION (DEPRECIATION)
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts(14)	$(3,098)	$1,350,804	$1,347,706

Total Change in Appreciation (Depreciation)	$(3,098)	$1,350,804	$1,347,706

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(18)
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts	15	237	252

**

Centrally Cleared Swaps are valued at unrealized appreciation/depreciation on the Schedule of Investments. Only current day’s variation margin, if any, is reported on the Statement of Assets and Liabilities.

†	Includes Cross Currency Foreign Currency Contracts.
††	Includes Synthetic Futures.
(1)	Statements of Assets and Liabilities location: Investments, at value.
(2)	Statements of Assets and Liabilities location: Unrealized appreciation on open forward foreign currency contracts.
(3)

Cumulative appreciation (depreciation) on futures contracts is disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. Synthetic futures are presented as Synthetic futures, at value within the Statements of Assets and Liabilities.

(4)	Statements of Assets and Liabilities location: Unrealized depreciation on open forward foreign currency contracts.
(5)	Statements of Assets and Liabilities location: Written options, at value.
(6)	Statements of Operations location: Amounts are included in Net realized gain (loss) on Investments.
(7)	Statements of Operations location: Amounts are included in Net realized gain (loss) on Forward foreign currency contracts.
(8)	Statements of Operations location: Amounts are included in Net realized gain (loss) on Closed futures contracts.
(9)	Statements of Operations location: Amounts are included in Net realized gain (loss) on Purchased option contracts.
(10)	Statements of Operations location: Amounts are included in Net realized gain (loss) on Written option contracts.
(11)	Statements of Operations location: Amounts are included in Net realized gain (loss) on Swap contracts.
(12)	Statements of Operations location: Amounts are included in Change in net unrealized appreciation (depreciation) on Investments.
(13)	Statements of Operations location: Amounts are included in Change in net unrealized appreciation (depreciation) on Forward foreign currency contracts.
(14)	Statements of Operations location: Amounts are included in Change in net unrealized appreciation (depreciation) on Open futures contracts.
(15)	Statements of Operations location: Amounts are included in Change in net unrealized appreciation (depreciation) on Purchased option contracts.
(16)	Statements of Operations location: Amounts are included in Change in net unrealized appreciation (depreciation) on Written option contracts.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2018 (Unaudited)

(17)	Statements of Operations location: Amounts are included in Change in net unrealized appreciation (depreciation) on Swap contracts.
(18)	Amounts disclosed represent average number of contracts, notional amounts, or shares outstanding for the time period that the Fund held such derivatives during the period ended September 30, 2018.

Netting Agreements and Collateral Requirements

In order to better define contractual rights under derivative contracts and to secure rights that will help the Funds mitigate their counterparty risk, a sub-adviser may, on behalf of the Funds, enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with certain collateral held and/or posted and create a net payment. The provisions of the ISDA Master Agreement typically permit a net payment in the event of default including the bankruptcy or insolvency of the counterparty. Absent an event of default by the counterparty or termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across the transactions between the Funds and the applicable counterparty. The right to offset and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Funds’ credit risk to such counterparty equal to any amounts payable by the Funds under the applicable transactions, if any. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Funds fail to meet the terms of their ISDA Master Agreements, which would cause the Funds to accelerate payment of any net liability owed to the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash collateral held at broker or cash collateral due to broker, respectively. Non-cash collateral pledged by or received by the Funds, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold before a transfer is required, which is determined each day at the close of business of the Funds, typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement and any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2018 (Unaudited)

The Funds are required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowings transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Funds’ derivative assets and liabilities at fair value by risk are presented in the tables above. For financial reporting purposes the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following tables present the Funds’ derivative assets and liabilities by counterparty, net of amounts available for offset under a Master Netting Agreement (“MNA”) and net of related collateral received by the Funds for assets or pledged by the Funds for liabilities as of September 30, 2018.

Non-US Core Equity

Offsetting of Financial Assets and Derivative Assets:

Counterparty	Derivative Assets Subject to MNA	Derivative Assets/(Liabilities) available for offset	Cash Collateral Received*	Net Amount of Derivative Assets(a)
Citibank N.A.	$20,226	$—	$—	$20,226
State Street Bank and Trust	584,233	—	—	584,233

	$604,459	$—	$—	$604,459

(a)	Represents the net amount receivable from the counterparty in the event of default.
*	In some instances, the actual collateral received and/or pledged may be more than the derivative asset or liability due to overcollateralization.

Opportunistic Fixed

Offsetting of Financial Assets and Derivative Assets:

Counterparty	Derivative Assets Subject to MNA	Derivative Assets/(Liabilities) available for offset	Cash Collateral Received*	Net Amount of Derivative Assets(a)
Barclays Bank Plc	$7,987	$—	$—	$7,987
Citibank N.A.	32,800	(32,800)	—	—
Deutsche Bank AG	197,673	(117,625)	(80,048)	—
Deutsche Bank Securities Inc.	74,780	—	—	74,780
HSBC Bank Plc	744,635	(744,635)	—	—
HSBC Bank USA, N.A.	46,915	—	—	46,915
JPMorgan Chase Bank N.A.	175,956	(175,956)	—	—
JPMorgan Chase Bank N.A. London	913,921	(913,921)	—	—
Morgan Stanley & Co.	435,769	(435,769)	—	—
Natwest Markets Plc	34,137	(34,137)	—	—
Toronto-Dominion Bank	4,933	(4,933)	—	—

	$2,669,506	$(2,459,776)	$(80,048)	$129,682

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2018 (Unaudited)

Offsetting of Financial Liabilities and Derivative Liabilities:

Counterparty	Derivative Liabilities Subject to MNA	Derivative Assets/(Liabilities) available for offset	Cash Collateral Pledged*	Net Amount of Derivative Assets(b)
Citibank N.A.	$(234,127)	$32,800	$70,000	$(131,327)
Deutsche Bank AG	(117,625)	117,625	—	—
HSBC Bank Plc	(1,568,632)	744,635	—	(823,997)
HSBC Sec. New York	(2,166)	—	—	(2,166)
JPMorgan Chase Bank N.A.	(1,535,822)	175,956	—	(1,359,866)
JPMorgan Chase Bank N.A. London	(2,267,246)	913,921	1,120,000	(233,325)
Morgan Stanley & Co.	(747,207)	435,769	87,000	(224,438)
Natwest Markets Plc	(73,329)	34,137	—	(39,192)
Toronto-Dominion Bank	(5,548)	4,933	—	(615)

	$(6,551,702)	$2,459,776	$1,277,000	$(2,814,926)

(a)	Represents the net amount receivable from the counterparty in the event of default.
(b)	Represents the net amount payable to the counterparty in the event of default.
*	In some instances, the actual collateral received and/or pledged may be more than the derivative asset or liability due to overcollateralization.

Emerging Markets

Offsetting of Financial Assets and Derivative Assets:

Counterparty	Derivative Assets Subject to MNA	Derivative Assets/(Liabilities) available for offset	Cash Collateral Received*	Net Amount of Derivative Assets(a)
Citibank N.A. London	$1,577,835	$(1,577,835)	$—	$—
Goldman Sachs International	685,679	(7,899)	(450,000)	227,780

	$2,263,514	$(1,585,734)	$(450,000)	$227,780

Offsetting of Financial Liabilities and Derivative Liabilities:

Counterparty	Derivative Liabilities Subject to MNA	Derivative Assets/(Liabilities) available for offset	Cash Collateral Pledged*	Net Amount of Derivative Assets(b)
Citibank N.A. London	$(1,741,228)	$1,577,835	$163,393	$—
Goldman Sachs International	(7,899)	7,899	—	—

	$(1,749,127)	$1,585,734	$163,393	$—

(a)	Represents the net amount receivable from the counterparty in the event of default.
(b)	Represents the net amount payable to the counterparty in the event of default.
*	In some instances, the actual collateral received and/or pledged may be more than the derivative asset or liability due to overcollateralization.

(b)  Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis, and is adjusted for amortization of premium and

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2018 (Unaudited)

discounts for debt securities. Income is not recognized, nor are premium and discount amortized, on securities for which collection is not expected. Withholding taxes on foreign dividend, interest, and capital gains have been provided for in accordance with the respective country’s tax rules and rates. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income on inflation indexed securities is accrued daily based upon an inflation-adjusted principal. Additionally, any increase in the principal or face amount of these securities is recorded as interest income. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified-cost basis.

(c)  Cash and short term investments

A Fund may invest a portion of its assets in cash and cash equivalents. Cash and cash equivalents are defined as cash and bank balances as well as short-term investments with a maturity of less than three months from the acquisition date.

A Fund may invest a portion of its assets in short-term debt securities (including repurchase agreements and reverse repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities and banks and finance companies, which may be denominated in any currency.

A Fund may invest a portion of its assets in shares issued by money market mutual funds. A Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager, pending investment of the Fund’s assets in portfolio securities. When unusual market conditions warrant, a Fund may make substantial temporary defensive investments in cash equivalents, up to a maximum of 100% of the Fund’s net assets. Cash equivalent holdings may be in any currency. When a Fund invests for temporary defensive purposes, such investments may affect the Fund’s ability to achieve its investment objective.

(d) Securities lending

A Fund may lend its portfolio securities to qualified broker/dealers and financial institutions pursuant to agreements, provided: (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current fair value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate fair value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit. A liability for cash collateral is reflected in the Statements of Assets and Liabilities, and is categorized as Level 2 within the fair value hierarchy. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of a Fund’s portfolio securities. A Fund may not retain voting rights on securities while they are on loan.

Certain Funds may from time to time participate in a securities lending program under which the Funds’ custodian, State Street Bank and Trust Company (the “Custodian”) acting as securities lending agent, is authorized to lend Fund portfolio securities to qualified broker/dealers and financial institutions that post appropriate collateral. The Custodian has agreed to indemnify the Funds in case of default of any security borrower.

Securities on loan are fully collateralized and the collateral was equal to or exceeded the securities on loan at September 30, 2018. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2018 (Unaudited)

additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. Cash collateral is invested in the State Street Institutional U.S. Government Money Market Fund, Premier Class. The Custodian receives a portion of the interest earned on any reinvested collateral. The market value of securities on loan to borrowers and the value of collateral held by the Funds with respect to such loans at September 30, 2018 were as follows:

	Market Value of Loaned Securities	Value of Cash Collateral	Value of Non-Cash Collateral
Large Cap	$21,930,127	$7,743,812	$14,711,637
Small/Mid Cap	66,238,557	6,716,944	60,894,409
Non-US Core Equity	37,294,723	21,145,393	18,169,810
Core Fixed	24,005,728	8,431,740	16,072,570
Emerging Markets	26,373,942	12,308,643	15,905,385
Global Low Volatility	31,642,766	7,420,671	25,270,976

Opportunistic Fixed did not have any securities on loan at September 30, 2018.

For Large Cap, Small/Mid Cap, Emerging Markets and Global Low Volatility, all of the securities on loan collateralized by cash are classified as Common Stocks in each Fund’s Schedule of Investments at September 30, 2018, with a contractual maturity of overnight and continuous.

For Non-US Core Equity and Core Fixed, the values of the security loan obligations are classified as follows at September 30, 2018:

Non-US Core Equity

	Remaining Contractual Maturity of the Agreements As of September 30, 2018
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$21,145,098	$—	$—	$—	$21,145,098
Rights	295	—	—	—	295

Total	$21,145,393	$—	$—	$—	$21,145,393

Total Borrowings	$21,145,393	$—	$—	$—	$21,145,393

Gross amount of recognized liabilities for securities lending transactions					$21,145,393

Core Fixed

	Remaining Contractual Maturity of the Agreements As of September 30, 2018
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Corporate Debt	$8,192,626	$—	$—	$—	$8,192,626
Sovereign Debt Obligations	239,114	—	—	—	239,114

Total	$8,431,740	$—	$—	$—	$8,431,740

Total Borrowings	$8,431,740	$—	$—	$—	$8,431,740

Gross amount of recognized liabilities for securities lending transactions					$8,431,740

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2018 (Unaudited)

(e)  Swaps

Swap contracts are derivatives in the form of a contract or similar instrument, which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. A Fund may engage in swaps, including, but not limited to, interest rate, currency, credit default, and index swaps, and the purchase or sale of related caps, floors, collars, and other derivative instruments. A Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio, to modify the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal. Up-front payments received or made are reflected as “up-front net premiums received” or “up-front net premiums paid”, respectively, on the Statement of Assets and Liabilities. Currency swaps involve the exchange of cash flows on a notional amount based on changes in the values of referenced currencies.

The credit default swap agreements may have as reference obligations one or more securities that are not currently held by a Fund. The protection “buyer” in a credit default swap agreement is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

The spread of a credit default swap is the annual amount the protection buyer must pay the protection seller over the length of the contract, expressed as a percentage of the notional amount. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit worthiness and an increased market perception that there is a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, as well as the annual payment rates, serve as an indication of the current status of the payment/performance risk.

Swaps do not involve the delivery of securities or other underlying assets or principal, and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2018 (Unaudited)

The equity swaps in which the Funds may invest involve agreements with a counterparty. The return to the Funds on any equity swap contract will be the total return on the notional amount of the contract as if it were invested in the stocks comprising the contract index in exchange for an interest component based on the notional amount of the agreement. The Funds will only enter into an equity swap contract on a net basis, i.e., the two parties’ obligations are netted out, with the Funds paying or receiving, as the case may be, only the net amount of the payments. Payments under an equity swap contract may be made at the conclusion of the contract or periodically during its term.

Whether a Fund’s use of swap agreements or swap options will be successful in achieving the Fund’s investment objective will depend on the Subadvisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness.

If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that a swap contract counterparty will be able to meet its obligations pursuant to a swap contract or that, in the event of a default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in, or prevented from, obtaining payments owed to it pursuant to a swap contract. However, the amount at risk is only the net unrealized gain, if any, on the swap at the time of default, and not the entire notional amount. The Subadvisor that enters into the swap agreement will closely monitor, subject to the oversight of the Board, the creditworthiness of swap counterparties in order to minimize the counterparty risk of swaps.

Because swaps are two party contracts that may be subject to contractual restrictions on transferability and termination, and they may have terms of greater than seven days, swap agreements may be considered to be illiquid and subject to a Fund’s limitation on investments in illiquid securities. However, the Trust has adopted procedures pursuant to which the Advisor may determine that swaps (including swap options) are liquid under certain circumstances. To the extent that a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

Under the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) enacted in 2010, a regulatory framework for certain OTC derivatives, such as swaps was enacted. The Dodd-Frank Act requires certain swap transactions to be executed on registered exchanges or through swap execution facilities, cleared through a regulated clearinghouse, and publicly reported. In addition, many market participants who were not previously required to register are regulated as swap dealers or swap participants, and are subject to certain minimum capital and margin requirements and business conduct standards.

The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Funds’ ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit and interest derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2018 (Unaudited)

The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction. Cash margin is recorded on the Statements of Assets and Liabilities as cash collateral held at broker on open swap contracts. Swap agreements are marked to market daily. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate on the Statements of Assets and Liabilities. Only a limited number of derivative transactions are currently eligible for clearing by clearinghouses.

A Fund will accrue for interim payments on swap contracts on a daily basis, with the net amount recorded as interest payable or receivable on swap contracts on the Statements of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded as realized gain/loss on swap contracts, in addition to realized gain/loss recorded upon the termination of swap contracts on the Statements of Operations. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts (swap contracts, at value on the Statements of Assets and Liabilities).

Swap agreements are marked to market daily. The change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments are included as part of realized gain (loss) on the Statements of Operations.

The swaps in which the Fund may engage may include instruments under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. The Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty, if possible.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor or Subadvisor is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used.

Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. A Fund bears the risk that Subadvisor will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the Fund. If a Subadvisor attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

During the period ended September 30, 2018, Core Fixed and Opportunistic Fixed used swap agreements to adjust interest rate and yield curve exposure or to manage credit exposure. See the Core Fixed and Opportunistic Fixed Schedules of Investments for a listing of open swap agreements as of September 30, 2018.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2018 (Unaudited)

(f)  Futures

A futures contract is a contractual agreement to buy or sell a specific amount of a commodity or financial instrument at a predetermined price on a stipulated future date. A Fund may enter into contracts for the purchase or sale for future delivery of securities, indices and foreign currencies. Futures contracts may be opened to protect against the adverse effects of fluctuations in security prices, interest rates, or foreign exchange rates without actually buying or selling the securities or foreign currency. A Fund also may enter into futures contracts as a low cost method for gaining or reducing exposure to a particular currency or securities market without directly investing in those currencies or securities.

A purchase of a futures contract means the acquisition of a contractual right of a Fund to obtain delivery of the securities or foreign currency underlying the contract at a specified price on a specified future date. When a futures contract is sold, a Fund incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date.

When a Fund enters into a futures contract, it must deliver to the futures commission merchant selected by the Fund an amount referred to as “initial margin.” This amount is maintained by the futures commission merchant in a segregated account at the custodian bank. Futures contracts are marked-to-market daily, depending upon changes in the price of the underlying securities subject to the futures contracts, and the change in value is recorded by the Fund as a variation margin payable or receivable. The Fund recognizes gains and losses on futures contracts in addition to the variation margin, which gains and losses are considered realized at the time the contracts expire or close.

A Fund may enter into futures transactions on domestic exchanges and, to the extent such transactions have been approved by the Commodity Futures Trading Commission (“CFTC”) for sale to customers in the United States, or on foreign exchanges. In addition, a Fund may sell stock index futures in anticipation of, or during a market decline to attempt to offset the decrease in the market value of the Fund’s common stocks that might otherwise result, and a Fund may purchase such contracts in order to offset increases in the cost of common stocks that it intends to purchase. Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract.

In entering into futures contracts and options on futures contracts, there is a credit risk that a counterparty will not be able to meet its obligations to the Fund. The counterparty for futures contracts and options on futures contracts traded in the United States and on most foreign futures exchanges is the clearinghouse associated with such exchange. In general, clearinghouses are backed by the corporate members of the clearinghouse who are required to share any financial burden resulting from the non-performance by one of its members and, as such, should significantly reduce this credit risk. In cases where the clearinghouse is not backed by the clearing members (i.e., some foreign exchanges), it is normally backed by a consortium of banks or other financial institutions. There can be no assurance that any counterparty, clearing member or clearinghouse will be able to meet its obligations to the Fund.

While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

Where the futures market is not as developed or where the regulations prevent or make it disadvantageous to trade futures, Emerging Markets will utilize synthetic futures as part of the country selection strategy implementation. A synthetic future operates like a total return swap transaction in which there’s a commitment to receive positive or negative returns in exchange for equity index futures. If the underlying asset declines in value over the term of the total return swap, the Fund may also be

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2018 (Unaudited)

required to pay the dollar value of that decline to the counterparty. These are marked to market daily and the change in value is recorded as unrealized gain or loss in the Statement of Operations.

During the period ended September 30, 2018, Large Cap, Small/Mid Cap, Non-US Core Equity, Emerging Markets and Global Low Volatility used futures to equitize cash. Core Fixed and Opportunistic Fixed used futures to adjust interest rate exposure and replicate government bond positions. Emerging Markets also used futures to create passive index exposure to certain domestic emerging market country indices in the Fund. See each Fund’s Schedule of Investments for a listing of open futures contracts as of September 30, 2018.

(g)  Options

The Funds may purchase and sell (write) put and call options on debt securities, currencies and indices to enhance investment performance, manage duration, or protect against changes in market prices. The Funds may also buy and sell combinations of put and call options on the same underlying security, currency or index. Short (sold) options positions will generally be hedged by the Funds with cash, cash equivalents, current portfolio security holdings, or other options or futures positions.

The Funds may enter into swap options (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation), in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund may sell (write) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund generally will incur a greater degree of risk when the Fund writes a swaption than the Fund will incur when it purchases a swaption. When a Fund purchases a swaption, the Fund’s risk of loss is limited to the amount of the premium it has paid should it decide to let the swaption expire unexercised. However, when a Fund writes a swaption, upon exercise of the option, the Fund will become obligated according to the terms of the underlying agreement.

When the Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option, it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the cost basis of the lots sold are decreased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund’s exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities, currencies and interest rates.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2018 (Unaudited)

During the period ended September 30, 2018, Core Fixed and Opportunistic Fixed used options to manage interest rate and volatility exposure.

(h)  Forward foreign currency contracts

The Funds may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to manage currency risk.

Forward foreign currency contracts are traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. The Funds will account for forward contracts by marking-to-market each day at current forward contract values. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time the contract was opened and the value at the time the contract was closed.

The Funds will only enter into forward contracts to sell, for a fixed amount of U.S. dollars or other appropriate currency, an amount of foreign currency, to the extent that the value of the short forward contract is covered by the underlying value of securities denominated in the currency being sold. Alternatively, when a Fund enters into a forward contract to sell an amount of foreign currency, the Custodian or the Fund’s sub-custodian will segregate assets in a segregated account of the Fund in an amount not less than the value of the Fund’s total assets committed to the consummation of such forward contract. If the additional segregated assets placed in the segregated account decline, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund’s commitments with respect to such contract. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably.

During the period ended September 30, 2018, Opportunistic Fixed used forward foreign currency contracts for a variety of purposes, including hedging, risk management, efficient portfolio management, enhancing total returns, or as a substitute for taking a position in the underlying asset. Non-US Core Equity and Emerging Markets used forward foreign currency contracts to hedge, cross hedge or to actively manage the currency exposures in the Funds. See the Non-US Core Equity, Opportunistic Fixed and Emerging Markets Schedules of Investments for a listing of open forward foreign currency contracts as of September 30, 2018.

(i)  Foreign currency translation

The books and records of each Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into US dollars at the foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains (losses) on foreign currency translations within each Fund’s Statement of Operations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2018 (Unaudited)

(j)  When-issued securities/TBA securities

Purchasing securities on a “when-issued” basis is a commitment by a Fund to buy a security before the security is actually issued. A Fund may purchase securities offered on a “when-issued” or “forward delivery” basis such as TBA securities. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that a Fund will purchase such securities with the purpose of actually acquiring the securities unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, the Fund will record the transaction and reflect the value of the security in determining the Fund’s NAV. The market value of when-issued or forward delivery securities may be more or less than the purchase price. Certain risks may arise upon entering into when-issued or forward delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic, or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

A Fund may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Portfolio’s other assets. TBA forward sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Security Valuation”.

See the Schedules of Investments for TBA and when-issued securities held as of September 30, 2018.

(k)  Real estate investment trusts

The Funds may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.

A shareholder in a Fund, by investing in REITs through the Fund, will bear not only the shareholder’s proportionate share of the expenses of the Fund, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. Dividends representing a return of capital are reflected as a reduction of cost and/or as a realized gain when the amount of the return of capital is conclusively determined. See each Fund’s Schedule of Investments for REIT securities held as of September 30, 2018.

(l)  Mortgage-related and other asset-backed securities

The Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities represent an interest in a pool of mortgages. Asset-backed securities are structured like mortgage-backed

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2018 (Unaudited)

securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of stripped mortgage-backed security has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for the IOs are included in interest income on the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the cost basis of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. See the Schedule of Investments for mortgage-backed and asset-backed securities held by Core Fixed and Opportunistic Fixed as of September 30, 2018.

(m)  Bank loans

Core Fixed and Opportunistic Fixed may invest in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the ‘‘Lender’’) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender that is selling the loan agreement. At September 30, 2018, the Funds held no unfunded loan commitments.

(n)  Indexed securities

The Funds may invest in indexed securities where the redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Funds use indexed securities to increase or decrease their exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

(o)  Taxes and distributions

The Funds intend to qualify each year as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“the Code”). The Funds intend to distribute substantially all of their net investment income and net realized short-term and long-term gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal and state income or excise tax is necessary.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2018 (Unaudited)

The Funds’ policy is to declare and pay distributions from net investment income and net realized short-term and long-term gains at least annually. All distributions are paid in shares of the Funds, at NAV, unless the shareholder elects to receive cash distributions. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise taxes on the Funds. The amount of any distribution will vary, and there is no guarantee that a Fund will pay either income dividends or capital gains distributions.

(p)  Allocation of expenses and income

The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated among the applicable Funds, taking into consideration, among other things, the nature and type of expense and the relative size of each applicable Fund.

(q)  Redemption fees

While none of the Funds’ classes have initial or contingent deferred sales charges on purchases of Fund shares, redemptions of Fund shares held less than 30 days may be assessed a 2% short-term trading fee and recorded as paid-in capital.

3.	Credit agreement

The Trust entered into a Credit Agreement on behalf of the Funds (“the Agreement”) with a bank pursuant to a committed, unsecured revolving line of credit through December 13, 2018. Borrowings for each Fund under the Agreement are limited to the lesser of $50,000,000 or 33 1/3% of a Fund’s Adjusted Net Assets provided borrowings did not exceed, in the aggregate, $50,000,000. Under the terms of the Agreement the Trust pays an annual commitment fee at the rate 0.25% per year on the difference between the total line of credit and the average daily amount of borrowings outstanding. Interest is charged to the Funds based on its borrowings at a variable rate equal to the higher of the Overnight Federal Funds Rate or 30-Day LIBOR plus 1.00%. The Funds did not borrow under the Agreement during the period ended September 30, 2018.

4.	Indemnities

In the normal course of business, the Funds enter into contracts that require them to provide a variety of representations or general indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2018 (Unaudited)

5.	Fees and other transactions with affiliates

The Advisor provides investment advisory services to each Fund pursuant to an investment management agreement. Pursuant to the investment management agreement, each Fund pays the Advisor a fee for managing the Fund’s investments at an annual rate of:

	Investment Advisory Fee* on Net Assets
	Average net assets up to $750 million	Average net assets in excess of $750 million up to $1 billion	Average net assets in excess of $1 billion
Large Cap	0.53%	0.51%	0.46%
Small/Mid Cap	0.90%	0.88%	0.83%
Non-US Core Equity	0.75%	0.73%	0.68%
Core Fixed	0.35%	0.33%	0.28%
Opportunistic Fixed	0.80%	0.78%	0.73%
Emerging Markets	0.80%	0.78%	0.73%
Global Low Volatility	0.75%	0.73%	0.68%

*	Consists of the total advisory fee payable by the Funds to the Advisor. The Advisor is responsible for paying the subadvisory fees.

Such fees as referenced above are shown in the Advisory fees line in the Statements of Operations. The Advisor provides certain internal administrative services to the Class S, Class Y-1 and Class Y-2 shares of the Funds, for which the Advisor receives a fee of 0.15%, 0.10% and 0.05% of the average daily net assets of the Class S, Class Y-1 and Class Y-2 shares of the Funds, respectively. These internal administrative services include attending to shareholder correspondence, assisting with the processing of purchases and redemptions of shares, preparing and disseminating information and documents for use by beneficial shareholders and monitoring and overseeing non-advisory relationships with entities providing services to the Class S, Class Y-1 and Class Y-2 shares, including the transfer agent. However, Class S, Class Y-1 and Class Y-2 shares have not commenced operations.

The Funds have adopted a plan of marketing and service, or “12b-1 plan” to finance the provision of certain shareholder services to the owners of Class S and Class Y-1 shares of the Funds (collectively referred to as the “plans”). The plan provides for payments at annual rates (based on average net assets) of up to 0.25% of each Fund’s Class S and Class Y-1 shares. However, Class S and Class Y-1 shares have not commenced operations.

Pursuant to the Funds’ expense reimbursement agreement, the Advisor can recapture certain amounts waived or reimbursed over the 12-month period ended July 31, 2016 with respect to Opportunistic Fixed Income Fund. The following amounts were available for recapture as of July 31, 2018:

Expenses Reimbursed in the 12-Months Ended July 31, 2016
Subject to Recapture until July 31, 2019
Opportunistic Fixed	$176,732

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2018 (Unaudited)

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended September 30, 2018, were as follows:

	Long-Term U.S. Government Securities		Other Long-Term Securities
Purchases
Large Cap	$—		$155,450,150
Small/Mid Cap	—		185,314,849
Non-US Core Equity	—		879,203,434
Core Fixed	231,213,471	*	81,347,486
Opportunistic Fixed	185,875,267	**	649,367,539
Emerging Markets	—		316,760,503
Global Low Volatility	—		217,469,401
Sales
Large Cap	—		241,958,311
Small/Mid Cap	—		304,672,104
Non-US Core Equity	—		854,801,731
Core Fixed	261,667,983	*	123,618,105
Opportunistic Fixed	103,086,879	**	676,657,577
Emerging Markets	—		271,002,063
Global Low Volatility	—		185,868,316

*	Includes purchases of $38,980,124 and sales of $37,557,260 for TBA securities.
**	Includes purchases of $38,241,290 and sales of $5,120,209 for TBA securities.

7.	Share transactions

Each Fund is authorized to issue an unlimited number of shares of beneficial interest without par value. Transactions in Fund shares were as follows:

Large Cap

	Six Months Ended September 30, 2018		Year Ended March 31, 2018
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	69,678	$790,505	943,101	$10,994,675
Shares issued through acquisition (see Note 8)	—	—	—	—
Shares issued to shareholders in reinvestment of distributions	—	—	6,716,902	72,475,376
Shares repurchased	(9,380,861)	(105,021,741)	(17,080,246)	(198,793,771)

Net decrease	(9,311,183)	$(104,231,236)	(9,420,243)	$(115,323,720)

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2018 (Unaudited)

Small/Mid Cap

	Six Months Ended September 30, 2018		Year Ended March 31, 2018
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	3,559,003	$46,198,997	3,618,044	$45,259,896
Shares issued through acquisition (see Note 8)	—	—	—	—
Shares issued to shareholders in reinvestment of distributions	—	—	7,880,177	94,877,327
Shares repurchased	(11,736,559)	(150,784,072)	(17,836,232)	(227,123,462)

Net decrease	(8,177,556)	$(104,585,075)	(6,338,011)	$(86,986,239)

Non-US Core Equity

	Six Months Ended September 30, 2018		Year Ended March 31, 2018
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	11,845,625	$135,348,403	20,842,524	$238,966,126
Shares issued to shareholders in reinvestment of distributions	—	—	15,114,176	170,790,191
Shares repurchased	(14,575,830)	(168,752,203)	(66,027,147)	(764,623,992)

Net decrease	(2,730,205)	$(33,403,800)	(30,070,447)	$(354,867,675)

Core Fixed

	Six Months Ended September 30, 2018		Year Ended March 31, 2018
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	7,851,572	$77,528,557	19,178,104	$194,169,216
Shares issued to shareholders in reinvestment of distributions	—	—	1,981,543	19,914,504
Shares repurchased	(16,544,429)	(162,937,570)	(11,313,719)	(115,310,488)

Net increase (decrease)	(8,692,857)	$(85,409,013)	9,845,928	$98,773,232

Opportunistic Fixed

	Six Months Ended September 30, 2018		Year Ended March 31, 2018
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	9,211,015	$84,072,214	16,750,989	$163,306,702
Shares issued to shareholders in reinvestment of distributions	—	—	2,533,479	23,966,710
Shares repurchased	(3,007,576)	(27,898,291)	(13,267,089)	(129,194,161)

Net increase	6,203,439	$56,173,923	6,017,379	$58,079,251

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2018 (Unaudited)

Emerging Markets

	Six Months Ended September 30, 2018		Year Ended March 31, 2018
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	12,246,156	$135,034,856	24,627,345	$268,542,786
Shares issued to shareholders in reinvestment of distributions	—	—	3,267,863	36,403,991
Shares redeemed through in-kind redemption*	—	—	(53,685,733)	(604,905,874)
Shares repurchased	(7,538,417)	(81,188,813)	(30,832,913)	(346,989,807)

Net increase (decrease)	4,707,739	$53,846,043	(56,623,438)	$(646,948,904)

*	The Fund had a redemption in-kind on November 17, 2017.

Global Low Volatility

	Six Months Ended September 30, 2018		Year Ended March 31, 2018
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	9,541,638	$119,010,298	17,880,974	$233,315,310
Shares issued to shareholders in reinvestment of distributions	—	—	11,581,479	146,523,040
Shares redeemed through in-kind redemption*	—	—	(39,626,273)	(531,155,034)
Shares repurchased	(7,729,083)	(97,702,562)	(13,917,801)	(180,661,065)

Net increase (decrease)	1,812,555	$21,307,736	(24,081,621)	$(331,977,749)

*	The Fund had a redemption in-kind on October 13, 2017.

On November 17, 2017, Emerging Markets transferred securities in-kind valued at $325,402,466 and cash of $279,503,408 for a redemption. This resulted in 53,685,733 units redeemed which are shown in the Statements of Changes in Net Assets. This transfer also resulted in a realized gain of $75,577,986 which is shown on the Statements of Operations.

On October 13, 2017, Global Low Volatility transferred securities in-kind valued at $483,152,037 and cash of $48,002,998 for a redemption. This resulted in 39,626,273 units redeemed which are shown in the Statements of Changes in Net Assets. This transfer also resulted in a realized gain of $81,952,311 which is shown on the Statements of Operations.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2018 (Unaudited)

8.	Federal income taxes

As of September 30, 2018, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments and derivatives were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap	$380,874,793	$71,420,764	$(9,363,197)	$62,057,567
Small/Mid Cap	687,961,936	169,775,800	(32,644,186)	137,131,614
Non-US Core Equity	1,844,332,700	258,226,002	(73,211,294)	185,014,708
Core Fixed	795,885,228	2,794,543	(26,122,770)	(23,328,227)
Opportunistic Fixed	643,384,854	6,181,960	(23,493,077)	(17,311,117)
Emerging Markets	996,429,661	68,689,044	(99,441,808)	(30,752,764)
Global Low Volatility	770,164,149	158,864,767	(22,285,720)	136,579,047

9.	Subsequent events

Management has evaluated the impact of subsequent events through November 28, 2018, the date the financial statements were available to be issued for possible adjustment to and/or disclosure in the Funds’ financial statements. Management has determined that there are no material events that would require adjustment and/or disclosure in the Funds’ financial statements through this date.

10.	Proxy Voting

A description of the policies and procedures that the Advisor and each Fund’s Subadvisors use to determine how to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-866-658-9896, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information about Funds’ proxy voting decisions are available without charge, online on the Funds’ website at http://www.mercer.us/mutual-funds-on-offer.

11.	Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q, which when filed, will be available on the SEC’s website at http://www.sec.gov. When filed, the Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

12.	Board Approval of the Investment Management Agreement for the Funds and Subadvisory Agreements for the Funds during the period April 1, 2018 through September 30, 2018

June 18-19, 2018 Board Meeting

Mercer US Large Cap Equity Fund

Mercer US Small/Mid Cap Equity Fund

Mercer Non-US Core Equity Fund

Mercer Emerging Markets Equity Fund

Mercer Global Low Volatility Equity Fund

Mercer Core Fixed Income Fund

Mercer Opportunistic Fixed Income Fund

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2018 (Unaudited)

Renewal of the Investment Management Agreement for the Funds

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of Mercer Funds (the “Trust”) held on June 18-19, 2018 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust or Mercer Investment Management, Inc., the Trust’s investment advisor (the “Advisor”) (together, the “Independent Trustees”), considered and approved the renewal of the investment management agreement between the Advisor and the Trust (the “Investment Management Agreement”) with respect to each of the series of the Trust (each a “Fund,” and together, the “Funds”), consisting of: Mercer US Large Cap Equity Fund (“Large Cap Fund”), Mercer US Small/Mid Cap Equity Fund (“Small/Mid Cap Fund”), Mercer Non-US Core Equity Fund (“Non-US Core Equity Fund”), Mercer Emerging Markets Equity Fund (“Emerging Markets Fund”), Mercer Global Low Volatility Equity Fund (“Global Low Volatility Fund”), Mercer Core Fixed Income Fund (“Core Fixed Income Fund”), and Mercer Opportunistic Fixed Income Fund (“Opportunistic Fixed Income Fund”).

In considering the renewal of the Investment Management Agreement, the Independent Trustees reviewed the information and materials furnished by the Advisor that were prepared for the Meeting, including: (i) the Investment Management Agreement with respect to the Advisor’s management of the assets of each Fund; (ii) information describing the nature, extent, and quality of the services that the Advisor provided to the Funds; the fees that the Advisor charged to the Funds for these services; and a comparison of those fees to the fees paid by a peer group of other investment companies having investment objectives similar to the investment objectives of the Funds, as contained in a report prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent, nationally recognized provider of investment company data (the “Broadridge Report”); (iii) information regarding the Advisor’s business and operations; position; portfolio management team; and compliance program; (iv) information describing each Fund’s operating expenses compared to the Fund’s peer group of other registered investment companies with investment objectives similar to the investment objectives of the Funds, and that were identified by Broadridge in the Broadridge Report; (v) information describing each Fund’s performance compared to the Fund’s peer group of other investment companies with investment objectives similar to the investment objective of the Fund, as identified in the Broadridge Report; and (vi) information regarding the benefits that the Advisor enjoyed (or may enjoy in the future) as a result of its relationship with the Funds. The Independent Trustees also considered presentations made by, and discussions held with, representatives of the Advisor, both at the Meeting and throughout the course of the year at regularly scheduled and special Board meetings. The Independent Trustees also evaluated the Advisor’s answers and responses to the questions and information requests contained in the 15(c) Information Request Letter that was submitted to the Advisor on behalf of the Independent Trustees by their independent legal counsel for use in connection with the contract renewal process, as well as the Advisor’s responses at the Meeting to the follow-up items that had been requested on behalf of the Independent Trustees by their independent legal counsel.

During their review of this information, the Independent Trustees considered and analyzed the factors that they deemed relevant with respect to the Advisor, including: the nature, extent, and quality of the services that were provided to the Funds by the Advisor; the Advisor’s investment management personnel and operations; the performance of the Funds; the Funds’ expense levels; the profitability to the Advisor under the Investment Management Agreement for each Fund at certain asset levels, and the current profitability levels of the Funds; and any ancillary benefits to the Advisor and its affiliates of the Advisor’s relationship with the Funds. The Independent Trustees also considered the nature, extent, and quality of the non-advisory services that the Advisor and its affiliates provided to the Funds.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2018 (Unaudited)

Additionally, the Independent Trustees received assistance from, and met separately with, their independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements.

In their consideration of the renewal of the Investment Management Agreement, the Independent Trustees considered the following factors:

(a)  The nature, extent, and quality of the services that were provided by the Advisor.  The Independent Trustees reviewed the services that the Advisor had provided to the Funds. In connection with the investment advisory services that were provided to the Funds, the Independent Trustees considered the qualifications, experience, and capabilities of the Advisor’s portfolio management team and other investment personnel, and the extent of care and conscientiousness with which the Advisor personnel performed their duties. In this regard, the Independent Trustees considered that while the Advisor focused primarily on the selection, evaluation, and oversight of the Funds’ Subadvisors, consistent with the Trust’s multi-manager structure, the Advisor also had extensive other responsibilities as the Funds’ investment advisor, including: the provision of investment advice; the allocation of each Fund’s assets among multiple Subadvisors (including overseeing the process of transitioning assets among Subadvisor(s)), and the fee negotiation process whereby the Advisor sought to achieve an appropriate and competitive level of fees and fee structure, and the Advisor’s continual monitoring of the ongoing appropriateness and competitiveness of each subadvisory fee and fee structure; the monitoring of each Subadvisor’s investment performance and processes; the oversight of each Subadvisor’s compliance with the applicable Fund’s investment objective, policies, and limitations; review of portfolio security brokerage and trading practices; and oversight of general portfolio compliance with relevant law.

The Independent Trustees discussed the Advisor’s ability and willingness to identify instances where there was a need to add a new Subadvisor, to replace a current Subadvisor, to reallocate Fund assets among current Subadvisors, to utilize a new strategy of a current Subadvisor, or to implement a combination of these measures, as well as the Advisor’s ability to promptly, efficiently, and economically effect such changes. The Independent Trustees noted the proprietary tools utilized by the Advisor to review, select, evaluate, and monitor Subadvisors for the Funds, as well as the Advisor’s experience, resources, and strengths in advising the Mercer Collective Trust and the Mercer Group Trust, two other pooled investment vehicles overseen by the Advisor. The Independent Trustees considered the fact that the Advisor is capable of providing, through its other business divisions, significant research and related services to the Funds that an investment advisor to a fund complex of similar size as the Funds might not otherwise be able to provide.

The Independent Trustees discussed the Trust’s multi-manager structure, and the services required by the Trust as a consequence of that structure, as compared to an investment company without multiple Subadvisors. The Independent Trustees also evaluated the nature, extent, and quality of the non-investment advisory and administrative services that were provided to the Funds by the Advisor, such as the supervision of the Funds’ third-party service providers. The Independent Trustees considered the scope and substance of the Advisor’s regulatory and compliance policies, procedures, and systems. The Independent Trustees evaluated the Advisor’s capabilities in providing the administrative and compliance services needed to support management of the Funds, and the information that regularly had been provided by the Trust’s Chief Compliance Officer (the “CCO”) to the Trustees at prior Board meetings. The Independent Trustees also considered the Advisor’s willingness both to add personnel and to replace existing personnel, as the Funds have grown, in order to ensure that appropriate staffing levels were maintained.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2018 (Unaudited)

Based on their consideration and review of the foregoing information, the Independent Trustees determined that the Funds benefited from the nature, extent, and high quality of these services, as well as the Advisor’s ability to continue to provide these services based on the Advisor’s experience, operations, and resources and concluded that they supported the continuation of the Investment Management Agreement with the Advisor.

(b)  The costs of the services provided and the profits realized by the Advisor and its affiliates from the Advisor’s relationship with the Funds.  The Independent Trustees compared each Fund’s contractual management fee and expense ratio to other investment companies considered to be in the Fund’s respective peer group (as identified by Broadridge in its Report), and noted each Fund’s rankings. The Independent Trustees observed that the Advisor did not manage other comparable registered investment companies and, therefore, the Advisor could not provide information regarding the Advisor’s fees for such activities.

The Independent Trustees discussed the entrepreneurial risk undertaken by the Advisor in managing and operating the Trust and the Funds and they considered the Advisor’s commitment to the continued successful operation of the Funds. The Independent Trustees took notice of the level of profitability currently being realized by the Advisor in connection with its management of the Funds. The Independent Trustees also discussed the Advisor’s ongoing costs in operating the Funds and the costs of compensating the Subadvisors, as well as the Advisor’s initiative to negotiate reduced fee schedules for certain of the Subadvisors, which results in a benefit to the Advisor, and the Advisor’s willingness to retain replacement Subadvisors that may charge higher subadvisory fees than the firm being replaced, which can negatively impact the overall level of profitability of the Advisor.

The Independent Trustees also considered the other relationships that the Advisor and its affiliates have with the Trust, and any ancillary benefits realized by the Advisor and its affiliates from the Advisor’s relationship with each Fund, as described in the materials on this subject that were provided to the Independent Trustees, as well as in the comments of the Advisor’s personnel at the Meeting. The Independent Trustees recognized that because of the Trust’s multi-manager structure, the Advisor did not place portfolio transactions on behalf of the Funds, and, thus, the Advisor did not receive proprietary research from broker-dealers that executed the Funds’ portfolio transactions. In addition, the Independent Trustees noted that the Advisor, as a policy, did not receive any services paid for by Fund soft dollar commissions. As such, the Independent Trustees took note of the fact that the Advisor did not derive any benefits from any Fund portfolio transactions, which benefits were enjoyed by certain Subadvisors, and in the case of other registered investment companies, by their investment managers.

The Independent Trustees took into consideration the Advisor’s discussion of the ancillary benefits that the firm (along with its affiliates) may realize by managing the Funds, to the extent that potential investors view the Advisor and its affiliates as providing a diverse array of investment products, and managing different asset classes, which were available through multiple investment vehicles, as well as the benefits to the Advisor stemming from its ability to negotiate global fee arrangements from time to time with certain of the Subadvisors. The Independent Trustees also noted that the Advisor served as the Trust’s internal administrator, and the Advisor will be entitled to receive compensation from the Class S, Class Y-1, and Class Y-2 shares of the Funds for acting in that capacity (although no compensation had been paid to date). The Independent Trustees also considered that, in return for this compensation, the Advisor was responsible for, among other things, attending to shareholder correspondence, assisting with the purchase and redemption of shares, and preparing and distributing documents for shareholder use. As such, the Independent Trustees concluded that the benefits that accrued to the Advisor and its affiliates by virtue of their relationship to the Funds were reasonable and fair in comparison with the costs of providing the relevant services.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2018 (Unaudited)

(c)  The extent to which economies of scale were realized as each Fund grew, and whether fee levels reflected these economies of scale for the benefit of Fund shareholders.  The Independent Trustees took into consideration the fact that the advisory fee schedule for each Fund currently includes breakpoints at the levels of $750 million in assets and also at $1 billion in assets, which allows the shareholders of the Funds to participate in additional economies of scale that are available when the Fund surpasses these thresholds, without compromising the quality of services.

(d)  The investment performance of each Fund and the Advisor.  The Independent Trustees considered the investment performance of each Fund, and evaluated Fund performance in the context of the Trust’s multi-manager structure, and the unique considerations that this structure requires. The Independent Trustees considered whether the Funds operated within their investment objectives and styles, and considered each Fund’s record of compliance with its investment restrictions. The Independent Trustees also considered that the Advisor continues to be proactive in seeking to replace and/or add Subadvisors, to reallocate assets among Subadvisors, and to implement new investment Subadvisor strategies, with a view to improving Fund performance over the long term.

While consideration was given to the Advisor’s performance reports and discussions at prior Board meetings, particular attention was given to the Broadridge Report prepared specifically for the Meeting. In reviewing the performance of the Funds, the Independent Trustees considered the performance of each Fund, noting that the performance of the Large Cap Fund fell within the first quintile, the performance of the Small/Mid Cap Fund fell within the third quintile, the performance of the Non-US Core Equity Fund fell within the second quintile, the performance of the Emerging Markets Fund fell within the third quintile, the Global Low Volatility Fund’s performance fell within the first quintile, the Core Fixed Income Fund’s performance fell within the second quintile, and the Opportunistic Fixed Income Fund’s performance fell within the fifth quintile of their respective performance universes for performance for the ten-year measurement period or since inception for those Funds that did not have ten years of performance. The Independent Trustees also took into consideration the Advisor’s expectations for the acceptable performance of each Fund with respect to a range of quintiles.

With respect to their review of the performance results of each of the Funds, the Independent Trustees took into consideration the following:

1.  Large Cap Fund.  In the case of the Large Cap Fund, the Independent Trustees noted that the Fund’s performance for the one-, two-, three-, four-, five- and ten-year measurement periods placed it in the first, first, second, second, first and first quintiles, respectively, of its peer universe. The Independent Trustees also considered that the Large Cap Fund’s performance for each of the six measurement periods placed the Fund’s performance in the first, second, third, third, second and first quintiles, respectively, of its peer group.

2.  Small/Mid Cap Fund.  In the case of the Small/Mid Cap Fund, the Independent Trustees noted that the Fund’s performance for the one-, two-, three-, four-, five- and ten-year measurement periods placed it in the first, second, third, third, third and third quintiles, respectively, of its peer universe. The Independent Trustees also considered that the Small/Mid Cap Fund’s performance for each of the six measurement periods placed the Fund’s performance in the first, second, third, second, second and third quintiles, respectively, of its peer group.

3.  Non-US Core Fund.  In the case of the Non-US Core Fund, the Independent Trustees noted that the Fund’s performance for the one-, two-, three-, four-, five- and ten-year measurement periods placed it in the first, second, first, first, first and second quintiles, respectively, of its peer universe. The

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2018 (Unaudited)

Independent Trustees also considered that the Non-US Core Fund’s performance for each of the six measurement periods placed the Fund’s performance in the first, first, first, first, first and third quintiles, respectively, of its peer group.

4.  Emerging Markets Fund.  In case of the Emerging Markets Fund, which had commenced operations in May of 2012, the Independent Trustees noted that the Fund’s performance for the one-, two-, three-, four- and five-year and since inception measurement periods placed it in the third, third, fourth, third, fourth and third quintiles, respectively, of its peer universe. The Independent Trustees also considered that the Emerging Markets Fund’s performance for each of the six measurement periods placed the Fund’s performance in the fourth, fifth, fifth, fifth, fifth and fifth quintiles, respectively, of its peer group. With regard to the performance of the Emerging Markets Fund relative to its peer group, the Independent Trustees considered that, in order to improve the Fund’s performance, the Advisor had recommended, and the Board had approved, changes to the subadvisory structure of the Fund, which were implemented in March 2018.

5.  Global Low Volatility Fund.  In case of the Global Low Volatility Fund, which had commenced operations in November of 2012, the Independent Trustees noted that performance fell within the first quintile for each of the one-, two-, three-, four- and five-year and since inception measurement periods of its peer universe. The Independent Trustees also considered that the Global Low Volatility Fund’s performance for the one-, two- and three-year periods was in the first quintile of its peer group.

6.  Core Fixed Income Fund.  In the case of the Core Fixed Income Fund, the Independent Trustees noted that the Fund’s performance for the one-, two-, three-, four-, five- and ten-year measurement periods placed it in the first, second, first, first, second and second quintiles, respectively, of its peer universe. The Independent Trustees also considered that the Core Fixed Income Fund’s performance for each of the six measurement periods placed the Fund’s performance in the second, third, third, third, third and fourth quintiles, respectively, of its peer group.

7.  Opportunistic Fixed Income.  In the case of the Opportunistic Fixed Income Fund, which had commenced operations in August of 2013, the Independent Trustees noted that performance for the one-, two-, three- and four-year and since inception measurement periods placed it in the first, first, first, fifth and fifth quintiles, respectively, of its peer universe. The Independent Trustees also considered that the Opportunistic Fixed Income Fund’s performance for each of the five measurement periods placed its performance in the first, first, first, fifth and fifth quintiles, respectively, of its peer group. In connection with their consideration of the performance results for the Opportunistic Fixed Income Fund, the Independent Trustees further took into consideration the Advisor’s explanation that the Fund’s performance was not likely to compare favorably with its selected benchmark index because the Fund had been established by the Advisor with a specific investment purpose that was not likely to be correlated to the investment performance of its benchmark index, and that the Fund had been successful in achieving its intended performance results consistent with the Advisor’s objective for the Fund. The Independent Trustees also considered that the Advisor had recommended, and the Board had approved, changes to the subadvisory structure of the Fund, which were implemented in June 2018.

On the basis of the foregoing, the Independent Trustees concluded that the Advisor’s performance in managing each Fund indicated that the Advisor’s continued management will benefit the Funds and their shareholders.

Conclusion.  Following further consideration of the foregoing factors, it was reported that no single factor was determinative to the decisions of the Independent Trustees. Based on these factors, and such

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2018 (Unaudited)

other matters as were deemed relevant, the Independent Trustees concluded that the management fee rates of the Funds continued to be supported by the services provided by the Advisor to the Funds, as well as the costs that were incurred and benefits that were gained by the Advisor in providing such services. It was noted that the Independent Trustees had taken into consideration the fees charged by the investment advisors to the investment companies included in the Funds’ peer groups as presented in the Broadridge Report. As a result, the Independent Trustees concluded that the approval of the Investment Management Agreement was in the best interests of the Funds and their shareholders, and the Board, including a majority of the Independent Trustees, approved the renewal of the Investment Management Agreement.

Mercer US Large Cap Equity Fund

Mercer US Small/Mid Cap Equity Fund

Mercer Non-US Core Equity Fund

Mercer Emerging Markets Equity Fund

Mercer Global Low Volatility Equity Fund

Mercer Core Fixed Income Fund

Renewal of the Subadvisory Agreements for the Funds

At the Meeting, the Board, including the Independent Trustees, also considered and approved the continuation of the subadvisory agreements (collectively, the “Subadvisory Agreements”) entered into by the Advisor and the following Subadvisors for the Funds: AJO, LP, Brandywine Global Investment Management, LLC, Columbia Management Investment Advisers, LLC, HS Management Partners, LLC, O’Shaughnessy Asset Management, LLC, and Parametric Portfolio Associates LLC (in the case of the Large Cap Fund); GW&K Investment Management, LLC, Loomis, Sayles & Company, L.P., LSV Asset Management, Westfield Capital Management Company, L.P. and Parametric Portfolio Associates LLC (in the case of the Small/Mid Cap Fund); American Century Investment Management, Inc., Arrowstreet Capital, Limited Partnership, LSV Asset Management, Massachusetts Financial Services Company and Parametric Portfolio Associates LLC (in the case of the Non-US Core Equity Fund); AQR Capital Management, LLC, Copper Rock Capital Partners LLC, Mondrian Investment Partners Limited, William Blair Investment Management, LLC and Parametric Portfolio Associates LLC (in the case of the Emerging Markets Fund); Acadian Asset Management LLC, Martingale Asset Management, L.P., MFG Asset Management and Parametric Portfolio Associates LLC (in the case of the Global Low Volatility Fund); and Income Research & Management, Manulife Asset Management (US) LLC and PGIM, Inc. (in the case of the Core Fixed Income Fund) (each a “Subadvisor,” and together, the “Subadvisors”).

In considering the renewal of the Subadvisory Agreements, the Independent Trustees considered the information and materials furnished by the Advisor that included, as to each Subadvisor whose Subadvisory Agreement was being considered and each Fund: (i) the Subadvisory Agreement between the Advisor and the Subadvisor; (ii) information regarding the review and due diligence process by which the Advisor selected, monitored, and evaluated the Subadvisor, and recommended the Subadvisor for Board approval; (iii) information describing the nature, extent, and quality of the services that the Subadvisor provided to the respective Fund, and the fees that the Subadvisor charged the Advisor for these services; (iv) information regarding the Subadvisor’s business and operations, financial condition, portfolio management team, and compliance program; (v) information regarding the Subadvisor’s brokerage and trading policies and practices; (vi) the Subadvisor’s performance in managing its allocated portion of the Fund’s investment portfolio; (vii) the Subadvisor’s historical performance returns managing a similar investment mandate (as applicable), and a comparison of the performance

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2018 (Unaudited)

returns of the allocated portion of the Fund managed by the Subadvisor to a relevant index; and (viii) the Advisor’s detailed monitoring and reporting of Subadvisor performance on qualitative and quantitative factors.

In addition, the Independent Trustees considered presentations made by, and discussions held with, representatives of the Advisor and representatives of the Subadvisors, both at the Meeting and throughout the course of the year at regularly scheduled and special Board meetings. During their review of this information, the Trustees also considered information provided by the Advisor regarding the Subadvisors’ answers and responses to applicable information requests contained in their 15(c) Questionnaire. The Independent Trustees considered and analyzed the factors that they deemed relevant with respect to each Subadvisor, including: the nature, extent, and quality of the services that were provided to the applicable Fund by the Subadvisor; the Subadvisor’s investment management style and investment decision-making process; the Subadvisor’s historical performance record managing its allocated portion of the Fund’s portfolio, as well as managing pooled investment products similar to the applicable Fund (as applicable); the qualifications and experience of the employees at the Subadvisor who were responsible for the day-to-day management of the allocated portion of the Fund; and the Subadvisor’s staffing levels and overall resources. The Independent Trustees also took into consideration the nature and extent of the oversight duties performed by the Advisor in connection with each of the Subadvisors, which includes extensive management and compliance due diligence with respect to the management and operations of each of the Subadvisors. Additionally, the Independent Trustees received assistance and advice from their independent legal counsel regarding legal and industry standards in connection with their duties and responsibilities when approving investment advisory agreements.

In particular, and as to each Fund and to each Subadvisor, the Independent Trustees considered the following factors:

(a)  The nature, extent, and quality of the advisory services that were provided by the Subadvisors.  The Independent Trustees reviewed the nature, extent, and quality of the advisory services that each Subadvisor had provided to the applicable Fund. The Independent Trustees considered the Advisor’s active role as a manager of managers, which included, among other items, monitoring and evaluating the performance of the Subadvisors, recommending that Subadvisors that have not performed as expected either be replaced or their allocated portion of the Fund’s portfolio be reduced. The Independent Trustees considered the specific investment management process that was employed by each Subadvisor in managing the assets that were allocated to the Subadvisor (which had been discussed with each Subadvisor previously); the qualifications, experience, and capabilities of the Subadvisor’s management and other personnel responsible for the portfolio management of the allocated portion of the applicable Fund; the financial position of the Subadvisor; the quality of the Subadvisor’s regulatory and legal compliance policies and procedures; and the Subadvisor’s brokerage practices. The Independent Trustees considered each Subadvisor’s infrastructure and whether it continued to support the Subadvisor’s investment strategy adequately. The Independent Trustees also discussed the Advisor’s review, selection, and due diligence process with respect to each Subadvisor, and the Advisor’s favorable assessment as to the nature, extent, and quality of the subadvisory services that were provided by the Subadvisor. The Independent Trustees determined that each Fund would continue to benefit from the quality and experience of the portfolio managers of each Fund’s Subadvisors.

Based on their consideration and review of the foregoing information, the Independent Trustees concluded that the nature, extent, and quality of the subadvisory services that were provided by each Subadvisor, as well as each Subadvisor’s ability to continue to provide these services based on its

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2018 (Unaudited)

experience, operations, and resources, were adequate and appropriate, and had benefited, and will continue to benefit, the applicable Fund and its shareholders. The Independent Trustees concluded that these factors supported the continuation of the Subadvisory Agreements with the Subadvisors.

(b)  The costs of the services provided and the profits realized by the Subadvisor and its affiliates from the Subadvisor’s relationship with the Funds.  The Independent Trustees considered the review, selection, and due diligence process employed by the Advisor in deciding to recommend each Subadvisor as a Subadvisor to the respective Fund. The Independent Trustees took account of the Advisor’s reasons for concluding that the compensation payable to each Subadvisor for its services to the Funds was reasonable in light of the nature and quality of the services furnished to the Fund, and the Advisor’s recommendation at the Meeting that the Subadvisors be continued, particularly in light of the fact that the Subadvisors’ fees were paid by the Advisor and not by the Funds (or their shareholders), and, thus, payments to the Subadvisors detracted from the Advisor’s profitability.

The Independent Trustees recognized that, because the subadvisory fees would be paid by the Advisor, and not the Funds, an analysis of economies of scale and profitability was more appropriate in the context of their consideration of the Investment Management Agreement with the Advisor. In addition, since the fees paid by the Advisor to each Subadvisor were the result of arm’s-length bargaining between unaffiliated parties, and given the Advisor’s economic incentive to negotiate reasonable fees with the Subadvisors, the consideration of each Subadvisor’s profitability was considered to have limited relevance to the Independent Trustees’ deliberations. The Independent Trustees took into account the Advisor’s ongoing monitoring of the appropriateness and competitiveness of each subadvisory fee and fee structure, the Advisor’s assessment that the subadvisory fee rates charged by each Subadvisor reflected a reasonable fee arrangement, and the Advisor’s continued initiative to implement reduced subadvisory fee schedules with the Subadvisors, which results in a benefit to the Advisor. The Independent Trustees noted that the subadvisory fees were paid by the Advisor to each Subadvisor and were not additional fees to be borne by the Funds or their shareholders. The Independent Trustees also considered the information supplied by each Subadvisor that presented data regarding the fees charged to other comparable clients of the Subadvisor (as applicable). Based on their discussion, the Independent Trustees concluded that, in light of the quality and extent of the services that were provided, the fees paid to each Subadvisor with respect to the Fund assets that were allocated to the Subadvisor appeared to be within a reasonable range in relation to the services to be provided by each Subadvisor.

(c)  Ancillary Benefits.  The Independent Trustees considered whether there were any ancillary benefits that may accrue to the Subadvisors as a result of their relationships with the Funds. The Independent Trustees concluded that certain Subadvisors may direct Fund brokerage transactions to certain brokers to obtain research and other services. However, the Independent Trustees noted that the Subadvisors were required to select brokers who met the Funds’ requirements for seeking best execution, and that the Advisor monitored and evaluated the Subadvisors’ trade execution with respect to Fund brokerage transactions on a quarterly basis and provided reports to the Board on these matters. The Independent Trustees concluded that the benefits accruing to the Subadvisors by virtue of their relationships with the Funds were reasonable based upon the level and quality of services provided.

(d)  The extent to which economies of scale were realized as each Fund grew, and whether fee levels reflected these economies of scale for the benefit of Fund shareholders.  The Independent Trustees next discussed economies of scale. The Independent Trustees considered each Subadvisor’s fee schedule for providing services to the applicable Fund, and noted that several of the Subadvisory Agreements included breakpoints that would reduce the Subadvisor’s fees as assets in allocated portion of the

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2018 (Unaudited)

applicable Fund (and/or certain assets globally with respect to the Advisor and its affiliates) managed by the Subadvisor increased. It was noted that the benefit of breakpoints would go to the Advisor, and not to the Funds, and would be reflected in the Advisor’s profitability, which had been reviewed by the Independent Trustees.

(e)  The investment performance of the Funds and the Subadvisors.  The Independent Trustees considered whether each Subadvisor operated within the applicable Fund’s investment objective and style, and considered each Subadvisor’s record of compliance with the Fund’s relevant investment restrictions. The Independent Trustees also considered the Advisor’s conclusions, and the reasons supporting the Advisor’s conclusions, that the performance record of each Subadvisor supported the approval of its Subadvisory Agreement.

Conclusion.  Following full consideration of the foregoing factors, it was reported that no single factor was determinative to the decisions of the Independent Trustees. Based on these factors, along with the determinations of the Advisor at the conclusion of its review and due diligence process and such other matters as were deemed relevant, the Independent Trustees concluded that the fee rate for each Subadvisor continued to be supported by the services that were provided by each of the Subadvisors to the Funds. As a result, the Independent Trustees concluded that the approval of the Subadvisory Agreements was in the best interests of the Funds and their shareholders and the Board, including a majority of the Independent Trustees, approved the renewal of each of the Subadvisory Agreements.

June 4, 2018 Special Meeting of the Board of Trustees

Mercer Opportunistic Fixed Income Fund

(the “Fund”)

Approval of New Subadvisory Agreements and Sub-Subadvisory Agreements for the Fund

At a special meeting of the Board of Trustees held on June 4, 2018 (the “Special Meeting”), the Advisor recommended, and the Board of Trustees, including the Independent Trustees, considered and approved, the appointment of five new Subadvisors for the Fund (the “New Subadvisors”), as well as two new Sub-Subadvisors (the “New Sub-Subadvisors”) to replace Franklin Advisers, Inc. and Investec Asset Management Limited, the subadvisors that previously managed the Fund’s portfolio. The changes to the subadvisory arrangements for the Fund may be collectively referred to as the “New Subadvisor Structure.”

In connection with the implementation of the New Subadvisor Structure, the Trustees, including the Independent Trustees, approved new Subadvisory Agreements between the Advisor and each of the following New Subadvisors: (1) BlackRock International Limited; (2) Colchester Global Investors Limited; (3) Loomis, Sayles & Company, L.P. (4) T. Rowe Price Associates, Inc. and (5) Western Asset Management Company, LLC. In addition, the Board also approved new Sub-Subadvisory Agreements with the following New Sub-Subadvisors: (1) T. Rowe Price International, Ltd. and (2) Western Asset Management Company Limited.

The Board was informed by the Advisor that the appointment of the New Subadvisors and the New Sub-Subadvisors was based upon the Advisor’s determination that each of these firms were qualified to serve as new Subadvisors, and Sub-Subadvisors, respectively, to the Fund, based upon the Advisor’s analysis of each of the firms.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2018 (Unaudited)

Approval of a New Subadvisory Agreement for the Fund with BlackRock International Limited

At the Special Meeting, the Trustees, including the Independent Trustees, first considered and approved a proposed new subadvisory agreement between the Advisor and BlackRock International Limited (“BlackRock International”) on behalf of the Fund (the “BlackRock International Subadvisory Agreement”). In considering the approval of the BlackRock International Subadvisory Agreement, the Independent Trustees considered the information and materials from the Advisor and BlackRock International that included, as to BlackRock International and the Fund: (i) the BlackRock International Subadvisory Agreement; (ii) information regarding the process by which the Advisor had reviewed, selected, and recommended BlackRock International for the Board’s approval, and the Advisor’s rationale for recommending that BlackRock International be appointed as a subadvisor to the Fund; (iii) the nature, extent, and quality of the services that BlackRock International proposed to provide to the Fund; (iv) the investment management business, portfolio management personnel, operations, prior investment experience, and reputation of BlackRock International; (v) BlackRock International’s brokerage and trading policies and practices; (vi) the level of subadvisory fees to be charged by BlackRock International for its services to the Fund and the fees charged to other accounts that BlackRock International manages; (vii) a summary of the compliance program applicable to BlackRock International; (viii) information regarding the historical performance returns of BlackRock International in managing the investment mandate it would employ for the Fund, as well as longer-term historical performance returns for investment mandates similar to the investment mandate it would employ for the Fund, and a comparison of such performance to a relevant index; and (ix) the financial condition of BlackRock International. In addition, the Independent Trustees considered presentations made by, and discussions at the Special Meeting held with, representatives of the Advisor, and the Advisor’s favorable assessment of the nature, extent and quality of the subadvisory services expected to be provided to the Fund by BlackRock International.

During their review of this information, the Independent Trustees considered and analyzed factors that the Independent Trustees deemed relevant with respect to BlackRock International, including: the nature, extent, and quality of the services to be provided to the Fund by BlackRock International; BlackRock International’s management style and investment decision-making process; BlackRock International’s historical performance record in managing the investment mandate it would employ for the Fund, as well as longer-term historical performance returns for investment mandates similar to the investment mandate it would employ for the Fund; the qualifications and experience of the members of BlackRock International’s portfolio management team; and BlackRock International’s staffing levels and overall resources. The Independent Trustees also took into consideration the nature and extent of the oversight duties performed by the Advisor in connection with each of the Subadvisors to the Fund, which includes extensive management and compliance due diligence with respect to the management and operations of each of the Subadvisors. Additionally, the Independent Trustees received assistance and advice from their independent legal counsel regarding legal and industry standards in connection with their duties and responsibilities when approving investment advisory agreements.

In particular, and as to BlackRock International, the Independent Trustees considered the following factors:

(a)  The nature, extent, and quality of the services to be provided by BlackRock International.  The Independent Trustees reviewed the nature, extent, and quality of the services to be provided by BlackRock International to the Fund. The Independent Trustees discussed the specific investment management process that BlackRock International indicated that it will employ to manage its allocated portion of the Fund’s investment portfolio (which was described in detail in the materials provided by

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2018 (Unaudited)

BlackRock International), the qualifications of BlackRock International’s portfolio managers and investment management personnel with regard to implementing the investment mandate relating to the allocated portion of the Fund’s investment portfolio that BlackRock International would be managing, and the performance record of BlackRock International as compared to a relevant index. The Independent Trustees considered BlackRock International’s infrastructure and resources, and whether BlackRock International’s organization appeared to support BlackRock International’s strategy adequately. The Independent Trustees also discussed the Advisor’s review, selection, and due diligence process with respect to BlackRock International, and the Advisor’s favorable assessment as to the nature, extent, and quality of the subadvisory services expected to be provided to the Fund by BlackRock International. The Independent Trustees determined that the Fund and its shareholders would benefit from the quality and experience of BlackRock International’s portfolio managers and the qualifications of its investment professionals. Based on their consideration and review of the foregoing information, the Independent Trustees concluded that the nature, extent and quality of the subadvisory services anticipated to be provided by BlackRock International, as well as BlackRock International’s ability to render such services based on BlackRock International’s experience, operations and resources, were appropriate for the Fund, in light of the Fund’s investment objective, and the mandate relating to the allocated portion of the Fund’s investment portfolio that BlackRock International would manage.

(b)  Comparison of the services to be rendered and fees to be paid to BlackRock International under other advisory and subadvisory contracts, such as those with other clients.  The Independent Trustees discussed the services that would be rendered by BlackRock International and evaluated the compensation to be paid to BlackRock International by the Advisor for those services. The Independent Trustees noted that the services that BlackRock International would furnish to the Fund appeared to be comparable to the services that BlackRock International currently provides to its other advisory and subadvisory clients having similar investment strategies. The Independent Trustees also considered comparisons of the fees that will be paid to BlackRock International by the Advisor in light of the fees that were charged by BlackRock International to its other advisory clients, as disclosed in BlackRock International’s Form ADV, Part 2A (Firm Brochure) and in its 15(c) Questionnaire responses, including commingled and separate accounts. The Independent Trustees also considered that the fees agreed to by BlackRock International were the result of an arm’s length bargain negotiated by unaffiliated parties and that the Advisor believes such fees are fair and reasonable. The Independent Trustees also noted that, while BlackRock International’s fee schedule did include breakpoints, the benefit of the breakpoints would go to the Advisor, and not to the Fund, and would be reflected in the Advisor’s profitability.

The Independent Trustees considered the review, selection, and due diligence process employed by the Advisor, as discussed at the Special Meeting, in determining to recommend BlackRock International to serve as a subadvisor to the Fund, and the Advisor’s reasons for concluding that the subadvisory fees to be paid by the Advisor to BlackRock International for its services to the Fund were fair and reasonable. The Independent Trustees emphasized in their discussions that the subadvisory fees of BlackRock International would be paid by the Advisor, and were not additional fees to be borne by the Fund or its shareholders. Based on their discussion, the Independent Trustees concluded that, in light of the nature, extent, and quality of the services to be provided, the proposed level of fees to be paid to BlackRock International with respect to the assets of the Fund to be allocated to BlackRock International was supported by the services that were expected to be provided by BlackRock International to the Fund. The Independent Trustees also considered the potential “fallout” or ancillary benefits that may accrue to BlackRock International from its relationship with the Fund and concluded that they were reasonable.

The Independent Trustees recognized that, because the subadvisory fees would be paid by the Advisor, and not the Fund, an analysis of economies of scale and profitability was more appropriate in the

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2018 (Unaudited)

context of the Board’s consideration of the Investment Management Agreement with the Advisor. In addition, since the fees to be paid to BlackRock International were the result of arm’s-length bargaining between unaffiliated parties, and given the Advisor’s economic incentive to negotiate a reasonable fee, the potential profitability of BlackRock International was considered to have limited relevance to the Independent Trustees’ deliberations. The Independent Trustees took note of the Advisor’s explanation that the recommended appointment of BlackRock International was not affected by the impact that the appointment would have on the Advisor’s revenues and profitability, and considered that the Advisor had demonstrated that the appointment of BlackRock International may result in increased profitability for the Advisor as a result of decreased subadvisory fees that will be paid out of the Advisor’s resources, taking into account the New Subadvisor Structure. On the basis of these considerations, the Independent Trustees concluded that, in light of the nature, extent and quality of the services expected to be provided by BlackRock International and the proposed fees to be paid to BlackRock International by the Advisor for managing its allocated portion of the Fund, the potential benefits accruing to BlackRock International as a result of serving as a Subadvisor to the Fund were reasonable in relation to the services that were expected to be provided by BlackRock International to the Fund.

(c)  Investment performance of the Fund and BlackRock International.  Because BlackRock International was a newly proposed Subadvisor to the Fund, the Independent Trustees could not consider BlackRock International’s investment performance in managing the Fund as a factor in evaluating the BlackRock International Subadvisory Agreement. However, the Independent Trustees reviewed BlackRock International’s historical performance record managing the investment mandate it would employ for the Fund, as well as longer-term historical performance returns for investment mandates similar to the investment mandate it would employ for the Fund. The Independent Trustees also compared the historical investment performance of BlackRock International to a relevant index and concluded that BlackRock International’s historical performance record, viewed together with the other factors considered by the Independent Trustees, supported a decision to approve the BlackRock International Subadvisory Agreement.

Conclusion.  Following consideration of the foregoing factors, it was reported that no single factor was determinative to the Independent Trustees’ decisions. Based on these factors, along with the determination of the Advisor at the conclusion of its review, selection, and due diligence process to recommend BlackRock International be appointed as a Subadvisor to the Fund, and such other matters as were deemed relevant, the Independent Trustees concluded that the proposed fee rate for BlackRock International was supported by the services that were expected to be provided to the Fund and approval of the proposed BlackRock International Subadvisory Agreement was in the best interests of the Fund and its shareholders. As a result, the Board, including a majority of the Independent Trustees, determined to approve the BlackRock International Subadvisory Agreement.

Approval of a New Subadvisory Agreement for the Fund with Colchester Global Investors Limited

At the Special Meeting, the Trustees, including the Independent Trustees, also considered and approved a proposed new subadvisory agreement between the Advisor and Colchester Global Investors Limited (“Colchester”) on behalf of the Fund (the “Colchester Subadvisory Agreement”). In considering the approval of the Colchester Subadvisory Agreement, the Independent Trustees considered the information and materials from the Advisor and Colchester that included, as to Colchester and the Fund: (i) the Colchester Subadvisory Agreement; (ii) information regarding the process by which the Advisor had reviewed, selected, and recommended Colchester for the Board’s approval, and the Advisor’s rationale for recommending that Colchester be appointed as a subadvisor to the Fund; (iii) the nature, extent, and quality of the services that Colchester proposed to provide to the Fund; (iv) the investment

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2018 (Unaudited)

management business, portfolio management personnel, operations, prior investment experience, and reputation of Colchester; (v) Colchester’s brokerage and trading policies and practices; (vi) the level of subadvisory fees to be charged by Colchester for its services to the Fund and the fees charged to other accounts that Colchester manages; (vii) a summary of Colchester’s compliance program; (viii) information regarding the historical performance returns of Colchester managing the investment mandate it would employ for the Fund and a comparison of such performance to a relevant index; and (ix) the financial condition of Colchester. The Independent Trustees also took into consideration Colchester’s proposed use of its affiliate CGIS, by means of a participating affiliate arrangement pursuant to which certain advisory personnel at CGIS would be providing investment advisory services to the Fund. In addition, the Independent Trustees considered presentations made by, and discussions at the Special Meeting held with, representatives of the Advisor, and the Advisor’s favorable assessment of the nature, extent and quality of the subadvisory services expected to be provided to the Fund by Colchester.

During their review of this information, the Independent Trustees considered and analyzed factors that the Independent Trustees deemed relevant with respect to Colchester, including: the nature, extent, and quality of the services to be provided to the Fund by Colchester and by CGIS, as a result of the use of the participating affiliate arrangement; Colchester’s management style and investment decision-making process; Colchester’s historical performance record in managing the investment mandate it would employ for the Fund; the qualifications and experience of the members of Colchester’s portfolio management team; and Colchester’s staffing levels and overall resources. The Independent Trustees also took into consideration the nature and extent of the oversight duties performed by the Advisor in connection with each of the Subadvisors to the Fund, which includes extensive management and compliance due diligence with respect to the management and operations of each of the Subadvisors. Additionally, the Independent Trustees received assistance and advice from their independent legal counsel regarding legal and industry standards in connection with their duties and responsibilities when approving investment advisory agreements.

In particular, and as to Colchester, the Independent Trustees considered the following factors:

(a)  The nature, extent, and quality of the services to be provided by Colchester.  The Independent Trustees reviewed the nature, extent, and quality of the services to be provided by Colchester to the Fund. The Independent Trustees discussed the specific investment management process that Colchester indicated that it will employ to manage its allocated portion of the Fund’s investment portfolio (which was described in detail in the materials provided by Colchester), the qualifications of Colchester’s portfolio managers and investment management personnel with regard to implementing the investment mandate relating to the allocated portion of the Fund’s investment portfolio that Colchester would be managing, and the performance record of Colchester as compared to a relevant index. The Independent Trustees considered Colchester’s infrastructure and resources, and whether Colchester’s organization appeared to support Colchester’s strategy adequately. The Independent Trustees also discussed the Advisor’s review, selection, and due diligence process with respect to Colchester, and the Advisor’s favorable assessment as to the nature, extent, and quality of the subadvisory services expected to be provided to the Fund by Colchester. The Independent Trustees determined that the Fund and its shareholders would benefit from the quality and experience of Colchester’s portfolio managers and the qualifications of its investment professionals. Based on their consideration and review of the foregoing information, the Independent Trustees concluded that the nature, extent and quality of the subadvisory services anticipated to be provided by Colchester, as well as Colchester’s ability to render such services based on Colchester’s experience, operations and resources, were appropriate for the Fund, in light of the Fund’s investment objective, and the mandate relating to the allocated portion of the Fund’s investment portfolio that Colchester would manage.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2018 (Unaudited)

(b)  Comparison of the services to be rendered and fees to be paid to Colchester under other advisory and subadvisory contracts, such as those with other clients.  The Independent Trustees discussed the services that would be rendered by Colchester and evaluated the compensation to be paid to Colchester by the Advisor for those services. The Independent Trustees noted that the services that Colchester would furnish to the Fund appeared to be comparable to the services that Colchester currently provides to its other advisory and subadvisory clients having similar investment strategies. The Independent Trustees also considered comparisons of the fees that will be paid to Colchester by the Advisor in light of the fees that were charged by Colchester to its other advisory clients, as disclosed in Colchester’s Form ADV, Part 2A (Firm Brochure) and in its 15(c) Questionnaire responses, including commingled and separate accounts. The Independent Trustees also considered that the fees agreed to by Colchester were the result of an arm’s length bargain negotiated by unaffiliated parties and that the Advisor believes such fees are fair and reasonable. The Independent Trustees also noted that, while Colchester’s fee schedule did include breakpoints, the benefit of the breakpoints would go to the Advisor, and not to the Fund, and would be reflected in the Advisor’s profitability.

The Independent Trustees considered the review, selection, and due diligence process employed by the Advisor, as discussed at the Special Meeting, in determining to recommend Colchester to serve as a subadvisor to the Fund, and the Advisor’s reasons for concluding that the subadvisory fees to be paid by the Advisor to Colchester for its services to the Fund were fair and reasonable. The Independent Trustees emphasized in their discussions that the subadvisory fees of Colchester would be paid by the Advisor, and were not additional fees to be borne by the Fund or its shareholders. Based on their discussion, the Independent Trustees concluded that, in light of the nature, extent, and quality of the services to be provided, the proposed level of fees to be paid to Colchester with respect to the assets of the Fund to be allocated to Colchester was supported by the services that were expected to be provided by Colchester to the Fund. The Independent Trustees also considered the potential “fallout” or ancillary benefits that may accrue to Colchester from its relationship with the Fund and concluded that they were reasonable.

The Independent Trustees recognized that, because the subadvisory fees would be paid by the Advisor, and not the Fund, an analysis of economies of scale and profitability was more appropriate in the context of the Board’s consideration of the Investment Management Agreement with the Advisor. In addition, since the fees to be paid to Colchester were the result of arm’s-length bargaining between unaffiliated parties, and given the Advisor’s economic incentive to negotiate a reasonable fee, the potential profitability of Colchester was considered to have limited relevance to the Independent Trustees’ deliberations. The Independent Trustees took note of the Advisor’s explanation that the recommended appointment of Colchester was not affected by the impact that the appointment would have on the Advisor’s revenues and profitability, and considered that the Advisor had demonstrated that the appointment of Colchester may result in increased profitability for the Advisor as a result of decreased subadvisory fees that will be paid out of the Advisor’s resources, taking into account the New Subadvisor Structure. On the basis of these considerations, the Independent Trustees concluded that, in light of the nature, extent and quality of the services expected to be provided by Colchester and the proposed fees to be paid to Colchester by the Advisor for managing its allocated portion of the Fund, the potential benefits accruing to Colchester as a result of serving as a Subadvisor to the Fund were reasonable in relation to the services that were expected to be provided by Colchester to the Fund.

(c)   Investment performance of the Fund and Colchester.  Because Colchester was a newly proposed Subadvisor to the Fund, the Independent Trustees could not consider Colchester’s investment performance in managing the Fund as a factor in evaluating the Colchester Subadvisory Agreement. However, the Independent Trustees reviewed Colchester’s historical performance record managing the

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2018 (Unaudited)

investment mandate it would employ for the Fund. The Independent Trustees also compared the historical investment performance of Colchester to a relevant index and concluded that Colchester’s historical performance record, viewed together with the other factors considered by the Independent Trustees, supported a decision to approve the Colchester Subadvisory Agreement.

Conclusion.  Following consideration of the foregoing factors, it was reported that no single factor was determinative to the Independent Trustees’ decisions. Based on these factors, along with the determination of the Advisor at the conclusion of its review, selection, and due diligence process to recommend Colchester be appointed as a Subadvisor to the Fund, and such other matters as were deemed relevant, the Independent Trustees concluded that the proposed fee rate for Colchester was supported by the services that were expected to be provided to the Fund and approval of the proposed Colchester Subadvisory Agreement was in the best interests of the Fund and its shareholders. As a result, the Board, including a majority of the Independent Trustees, determined to approve the Colchester Subadvisory Agreement.

Approval of a New Subadvisory Agreement for the Fund with Loomis, Sayles & Company, L.P.

At the Special Meeting, the Trustees, including the Independent Trustees, next considered and approved a proposed new subadvisory agreement between the Advisor and Loomis, Sayles & Company, L.P. (“Loomis”) on behalf of the Fund (the “Loomis Subadvisory Agreement”). In considering the approval of the Loomis Subadvisory Agreement, the Independent Trustees considered the information and materials from the Advisor and Loomis that included, as to Loomis and the Fund: (i) the Loomis Subadvisory Agreement; (ii) information regarding the process by which the Advisor had reviewed, selected, and recommended Loomis for the Board’s approval, and the Advisor’s rationale for recommending that Loomis be appointed as a subadvisor to the Fund; (iii) the nature, extent, and quality of the services that Loomis proposed to provide to the Fund; (iv) the investment management business, portfolio management personnel, operations, prior investment experience, and reputation of Loomis; (v) Loomis’ brokerage and trading policies and practices; (vi) the level of subadvisory fees to be charged by Loomis for its services to the Fund and the fees charged to other accounts that Loomis manages; (vii) a summary of Loomis’ compliance program; (viii) information regarding the historical performance returns of Loomis managing the investment mandate it would employ for the Fund and a comparison of such performance to a relevant index; and (ix) the financial condition of Loomis. In addition, the Independent Trustees considered presentations made by, and discussions at the Special Meeting with, representatives of the Advisor, and the Advisor’s favorable assessment of the nature, extent and quality of the subadvisory services expected to be provided to the Fund by Loomis.

During their review of this information, the Independent Trustees considered and analyzed factors that the Independent Trustees deemed relevant with respect to Loomis, including: the nature, extent, and quality of the services to be provided to the Fund by Loomis; Loomis’ management style and investment decision-making process; Loomis’ historical performance record in managing the investment mandate it would employ for the Fund; the qualifications and experience of the members of Loomis’ portfolio management team; and Loomis’ staffing levels and overall resources. The Independent Trustees also took into consideration the nature and extent of the oversight duties performed by the Advisor in connection with each of the Subadvisors to the Fund, which includes extensive management and compliance due diligence with respect to the management and operations of each of the Subadvisors. Additionally, the Independent Trustees received assistance and advice from their independent legal counsel regarding legal and industry standards in connection with their duties and responsibilities when approving investment advisory agreements.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2018 (Unaudited)

In particular, and as to Loomis, the Independent Trustees considered the following factors:

(a)  The nature, extent, and quality of the services to be provided by Loomis.  The Independent Trustees reviewed the nature, extent, and quality of the services to be provided by Loomis to the Fund. The Independent Trustees discussed the specific investment management process that Loomis indicated that it will employ to manage its allocated portion of the Fund’s investment portfolio (which was described in detail in the materials provided by Loomis), the qualifications of Loomis’ portfolio managers and investment management personnel with regard to implementing the investment mandate relating to the allocated portion of the Fund’s investment portfolio that Loomis would be managing, and the performance record of Loomis as compared to a relevant index. The Independent Trustees considered Loomis’ infrastructure and resources, and whether Loomis’ organization appeared to support Loomis’ strategy adequately. The Independent Trustees also discussed the Advisor’s review, selection, and due diligence process with respect to Loomis, and the Advisor’s favorable assessment as to the nature, extent, and quality of the subadvisory services expected to be provided to the Fund by Loomis. The Independent Trustees determined that the Fund and its shareholders would benefit from the quality and experience of Loomis’ portfolio managers and the qualifications of its investment professionals. Based on their consideration and review of the foregoing information, the Independent Trustees concluded that the nature, extent and quality of the subadvisory services anticipated to be provided by Loomis, as well as Loomis’ ability to render such services based on Loomis’s experience, operations and resources, were appropriate for the Fund, in light of the Fund’s investment objective, and the mandate relating to the allocated portion of the Fund’s investment portfolio that Loomis would manage.

(b)  Comparison of the services to be rendered and fees to be paid to Loomis under other advisory and subadvisory contracts, such as those with other clients.  The Independent Trustees discussed the services that would be rendered by Loomis and evaluated the compensation to be paid to Loomis by the Advisor for those services. The Independent Trustees noted that the services that Loomis would furnish to the Fund appeared to be comparable to the services that Loomis currently provides to its other advisory and subadvisory clients having similar investment strategies. The Independent Trustees also considered comparisons of the fees that will be paid to Loomis by the Advisor in light of the fees that were charged by Loomis to its other advisory clients, as disclosed in Loomis’ Form ADV, Part 2A (Firm Brochure) and in its 15(c) Questionnaire responses, including commingled and separate accounts. The Independent Trustees also considered that the fees agreed to by Loomis were the result of an arm’s length bargain negotiated by unaffiliated parties and that the Advisor believes such fees are fair and reasonable.

The Independent Trustees considered the review, selection, and due diligence process employed by the Advisor, as discussed at the Special Meeting, in determining to recommend Loomis to serve as a Subadvisor to the Fund, and the Advisor’s reasons for concluding that the subadvisory fees to be paid by the Advisor to Loomis for its services to the Fund were fair and reasonable. The Independent Trustees emphasized in their discussions that the subadvisory fees of Loomis would be paid by the Advisor, and were not additional fees to be borne by the Fund or its shareholders. Based on their discussion, the Independent Trustees concluded that, in light of the nature, extent, and quality of the services to be provided, the proposed level of fees to be paid to Loomis with respect to the assets of the Fund to be allocated to Loomis was supported by the services that were expected to be provided by Loomis to the Fund. The Independent Trustees also considered the potential “fallout” or ancillary benefits that may accrue to Loomis from its relationship with the Fund and concluded that they were reasonable.

The Independent Trustees recognized that, because the subadvisory fees would be paid by the Advisor, and not the Fund, an analysis of economies of scale and profitability was more appropriate in the

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2018 (Unaudited)

context of the Board’s consideration of the Investment Management Agreement with the Advisor. In addition, since the fees to be paid to Loomis were the result of arm’s-length bargaining between unaffiliated parties, and given the Advisor’s economic incentive to negotiate a reasonable fee, the potential profitability of Loomis was considered to have limited relevance to the Independent Trustees’ deliberations. The Independent Trustees took note of the Advisor’s explanation that the recommended appointment of Loomis was not affected by the impact that the appointment would have on the Advisor’s revenues and profitability, and considered that the Advisor had demonstrated that the appointment of Loomis may result in increased profitability for the Advisor as a result of decreased subadvisory fees that will be paid out of the Advisor’s resources, taking into account the New Subadvisor Structure. On the basis of these considerations, the Independent Trustees concluded that, in light of the nature, extent and quality of the services expected to be provided by Loomis and the proposed fees to be paid to Loomis by the Advisor for managing its allocated portion of the Fund, the potential benefits accruing to Loomis as a result of serving as a Subadvisor to the Fund were reasonable in relation to the services that were expected to be provided by Loomis to the Fund.

(c)  Investment performance of the Fund and Loomis.  Because Loomis was a newly proposed Subadvisor to the Fund, the Independent Trustees could not consider Loomis’ investment performance in managing the Fund as a factor in evaluating the Loomis Subadvisory Agreement. However, the Independent Trustees reviewed Loomis’ historical performance record managing the investment mandate it would employ for the Fund. The Independent Trustees also compared the historical investment performance of Loomis to a relevant index and concluded that Loomis’ historical performance record, viewed together with the other factors considered by the Independent Trustees, supported a decision to approve the Loomis Subadvisory Agreement.

Conclusion.  Following consideration of the foregoing factors, it was reported that no single factor was determinative to the Independent Trustees’ decisions. Based on these factors, along with the determination of the Advisor at the conclusion of its review, selection, and due diligence process to recommend Loomis be appointed as a Subadvisor to the Fund, and such other matters as were deemed relevant, the Independent Trustees concluded that the proposed fee rate for Loomis was supported by the services that were expected to be provided to the Fund and approval of the proposed Loomis Subadvisory Agreement was in the best interests of the Fund and its shareholders. As a result, the Board, including a majority of the Independent Trustees, determined to approve the Loomis Subadvisory Agreement.

Approval of a New Subadvisory Agreement for the Fund with T. Rowe Price Associates, Inc. and a New Sub-Subadvisory Agreement with T. Rowe Price International

At the Special Meeting, the Trustees, including the Independent Trustees, also considered and approved: (1) a proposed new subadvisory agreement between the Advisor and T. Rowe Price Associates, Inc. (“TRPA”) on behalf of the Fund and (2) a proposed new sub-subadvisory agreement between TRPA and T. Rowe Price International (“TRPIL”) (TRPA and TRPIL together “T. Rowe Price”) (and such agreements together, the “T. Rowe Price Agreements”). In considering the approval of the T. Rowe Price Agreements, the Independent Trustees considered the information and materials from the Advisor and T. Rowe Price that included, as to T. Rowe Price and the Fund: (i) the T. Rowe Price Agreements; (ii) information regarding the process by which the Advisor had reviewed, selected, and recommended T. Rowe Price for the Board’s approval, and the Advisor’s rationale for recommending that T. Rowe Price be appointed as a Subadvisor and Sub-Subadvisor to the Fund; (iii) the nature, extent, and quality of the services that T. Rowe Price proposed to provide to the Fund; (iv) the investment management business, portfolio management personnel, operations, prior investment experience, and reputation of T. Rowe Price; (v) T. Rowe Price’s brokerage and trading policies and practices; (vi) the level of

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2018 (Unaudited)

subadvisory fees to be charged by T. Rowe Price for its services to the Fund and the fees charged to other accounts that T. Rowe Price manages; (vii) a summary of the compliance program applicable to T. Rowe Price; (viii) information regarding T. Rowe Price’s historical performance returns managing the investment mandate it would employ for the Fund and a comparison of such performance to a relevant index; and (ix) the financial condition of T. Rowe Price. In addition, the Independent Trustees considered presentations made by, and discussions at the Special Meeting with, representatives of the Advisor, and the Advisor’s favorable assessment of the nature, extent and quality of the subadvisory services expected to be provided to the Fund by T. Rowe Price.

During their review of this information, the Independent Trustees considered and analyzed factors that the Independent Trustees deemed relevant with respect to T. Rowe Price, including: the nature, extent, and quality of the services to be provided to the Fund by T. Rowe Price; T. Rowe Price’s management style and investment decision-making process; T. Rowe Price’s historical performance record in managing the investment mandate it would employ for the Fund; the qualifications and experience of the members of T. Rowe Price’s portfolio management team; and T. Rowe Price’s staffing levels and overall resources. The Independent Trustees also took into consideration the nature and extent of the oversight duties performed by the Advisor in connection with each of the Subadvisors to the Fund, which includes extensive management and compliance due diligence with respect to the management and operations of each of the Subadvisors. Additionally, the Independent Trustees received assistance and advice from their independent legal counsel regarding legal and industry standards in connection with their duties and responsibilities when approving investment advisory agreements.

In particular, and as to T. Rowe Price, the Independent Trustees considered the following factors:

(a)  The nature, extent, and quality of the services to be provided by T. Rowe Price.  The Independent Trustees reviewed the nature, extent, and quality of the services to be provided by T. Rowe Price to the Fund. The Independent Trustees discussed the specific investment management process that T. Rowe Price indicated that it will employ to manage its allocated portion of the Fund’s investment portfolio (which was described in detail in the materials provided by T. Rowe Price), the qualifications of T. Rowe Price’s portfolio managers and investment management personnel with regard to implementing the investment mandate relating to the allocated portion of the Fund’s investment portfolio that T. Rowe Price would be managing, and the performance record of T. Rowe Price as compared to a relevant index. The Independent Trustees considered T. Rowe Price’s infrastructure and resources, and whether T. Rowe Price’s organization appeared to support T. Rowe Price’s strategy adequately. The Independent Trustees also discussed the Advisor’s review, selection, and due diligence process with respect to T. Rowe Price, and the Advisor’s favorable assessment as to the nature, extent, and quality of the subadvisory services expected to be provided to the Fund by T. Rowe Price. The Independent Trustees determined that the Fund and its shareholders would benefit from the quality and experience of T. Rowe Price’s portfolio managers and the qualifications of its investment professionals. Based on their consideration and review of the foregoing information, the Independent Trustees concluded that the nature, extent and quality of the subadvisory services anticipated to be provided by T. Rowe Price, as well as T. Rowe Price’s ability to render such services based on T. Rowe Price’s experience, operations and resources, were appropriate for the Fund, in light of the Fund’s investment objective, and the mandate relating to the allocated portion of the Fund’s investment portfolio that T. Rowe Price would manage.

(b)  Comparison of the services to be rendered and fees to be paid to T. Rowe Price under other advisory and subadvisory contracts, such as those with other clients.  The Independent Trustees discussed the services that would be rendered by T. Rowe Price and evaluated the compensation to be

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2018 (Unaudited)

paid to T. Rowe Price by the Advisor for those services. The Independent Trustees noted that the services that T. Rowe Price would furnish to the Fund appeared to be comparable to the services that T. Rowe Price currently provides to its other advisory and subadvisory clients having similar investment strategies. The Independent Trustees also considered comparisons of the fees that will be paid to T. Rowe Price by the Advisor in light of the fees that were charged by T. Rowe Price to its other advisory clients, as disclosed in each Form ADV, Part 2A (Firm Brochure) for T. Rowe Price provided in its 15(c) Questionnaire responses, including commingled and separate accounts. The Independent Trustees also considered that the fees agreed to by T. Rowe Price were the result of an arm’s length bargain negotiated by unaffiliated parties and that the Advisor believes such fees are fair and reasonable. The Independent Trustees also noted that, while T. Rowe Price’s fee schedule did include breakpoints, the benefit of the breakpoints would go to the Advisor, and not to the Fund, and would be reflected in the Advisor’s profitability.

The Independent Trustees considered the review, selection, and due diligence process employed by the Advisor, as discussed at the Special Meeting, in determining to recommend T. Rowe Price to serve as a Subadvisor and Sub-Subadvisor to the Fund, and the Advisor’s reasons for concluding that the subadvisory fees to be paid by the Advisor to T. Rowe Price for its services to the Fund were fair and reasonable. The Independent Trustees emphasized in their discussions that the subadvisory fees of T. Rowe Price would be paid by the Advisor, and were not additional fees to be borne by the Fund or its shareholders. Based on their discussion, the Independent Trustees concluded that, in light of the nature, extent, and quality of the services to be provided, the proposed level of fees to be paid to T. Rowe Price with respect to the assets of the Fund to be allocated to T. Rowe Price was supported by the services that were expected to be provided by T. Rowe Price to the Fund. The Independent Trustees also considered the potential “fallout” or ancillary benefits that may accrue to T. Rowe Price from its relationship with the Fund and concluded that they were reasonable.

The Independent Trustees recognized that, because the subadvisory fees would be paid by the Advisor, and not the Fund, an analysis of economies of scale and profitability was more appropriate in the context of the Board’s consideration of the Investment Management Agreement with the Advisor. In addition, since the fees to be paid to T. Rowe Price were the result of arm’s-length bargaining between unaffiliated parties, and given the Advisor’s economic incentive to negotiate a reasonable fee, the potential profitability of T. Rowe Price was considered to have limited relevance to the Independent Trustees’ deliberations. The Independent Trustees took note of the Advisor’s explanation that the recommended appointment of T. Rowe Price was not affected by the impact that the appointment would have on the Advisor’s revenues and profitability, and considered that the Advisor had demonstrated that the appointment of T. Rowe Price may result in increased profitability for the Advisor as a result of decreased subadvisory fees that will be paid out of the Advisor’s resources, taking into account the New Subadvisor Structure. On the basis of these considerations, the Independent Trustees concluded that, in light of the nature, extent and quality of the services expected to be provided by T. Rowe Price and the proposed fees to be paid to T. Rowe Price by the Advisor for managing its allocated portion of the Fund, the potential benefits accruing to T. Rowe Price as a result of serving as a Subadvisor and Sub-Subadvisor to the Fund were reasonable in relation to the services that were expected to be provided by T. Rowe Price to the Fund.

(c)  Investment performance of the Fund and T. Rowe Price.  Because T. Rowe Price was a newly proposed Subadvisor and Sub-Subadvisor to the Fund, the Independent Trustees could not consider T. Rowe Price’s investment performance in managing the Fund as a factor in evaluating the T. Rowe Price Agreements. However, the Independent Trustees reviewed T. Rowe Price’s historical performance record in managing the investment mandate it would employ for the Fund. The Independent Trustees

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2018 (Unaudited)

also compared the historical investment performance of T. Rowe Price to a relevant index and concluded that T. Rowe Price’s historical performance record, viewed together with the other factors considered by the Independent Trustees, supported a decision to approve the T. Rowe Price Agreements.

Conclusion.  Following consideration of the foregoing factors, it was reported that no single factor was determinative to the Independent Trustees’ decisions. Based on these factors, along with the determination of the Advisor at the conclusion of its review, selection, and due diligence process to recommend T. Rowe Price be appointed as a Subadvisor and Sub-Subadvisor to the Fund, and such other matters as were deemed relevant, the Independent Trustees concluded that the proposed fee rate for T. Rowe Price was supported by the services that were expected to be provided to the Fund and approval of the proposed T. Rowe Price Agreements was in the best interests of the Fund and its shareholders. As a result, the Board, including a majority of the Independent Trustees, determined to approve the T. Rowe Price Agreements.

Approval of a New Subadvisory Agreement for the Fund with Western Asset Management Company, LLC and a New Sub-Subadvisory Agreement with Western Asset Management Company Limited

At the Special Meeting, the Trustees, including the Independent Trustees, also considered and approved: (1) a proposed new subadvisory agreement between the Advisor and Western Asset Management Company, LLC (“WAMCO”) on behalf of the Fund and (2) a proposed new sub-subadvisory agreement between WAMCO and Western Asset Management Company Limited (“WAMCL”) (WAMCO and WAMCL together “Western Asset”) (and such agreements together, the “Western Agreements”). In considering the approval of the Western Asset Agreements, the Independent Trustees considered the information and materials from the Advisor and Western Asset that included, as to Western Asset and the Fund: (i) the Western Asset Agreements; (ii) information regarding the process by which the Advisor had reviewed, selected, and recommended Western Asset for the Board’s approval, and the Advisor’s rationale for recommending that Western Asset be appointed as a Subadvisor and Sub-Subadvisor to the Fund; (iii) the nature, extent, and quality of the services that Western Asset proposed to provide to the Fund; (iv) the investment management business, portfolio management personnel, operations, prior investment experience, and reputation of Western Asset; (v) Western Asset’s brokerage and trading policies and practices; (vi) the level of subadvisory fees to be charged by Western Asset for its services to the Fund and the fees charged to other accounts that Western Asset manages; (vii) a summary of the compliance program applicable to Western Asset; (viii) information regarding Western Asset’s historical performance returns managing the investment mandate it would employ for the Fund and a comparison of such performance to a relevant index; and (ix) the financial condition of Western Asset. In addition, the Independent Trustees considered presentations made by, and discussions at the Special Meeting with, representatives of the Advisor, and the Advisor’s favorable assessment of the nature, extent and quality of the subadvisory services expected to be provided to the Fund by Western Asset.

During their review of this information, the Independent Trustees considered and analyzed factors that the Independent Trustees deemed relevant with respect to Western Asset, including: the nature, extent, and quality of the services to be provided to the Fund by Western Asset; Western Asset’s management style and investment decision-making process; Western Asset’s historical performance record in managing the investment mandate it would employ for the Fund; the qualifications and experience of the members of Western Asset’s portfolio management team; and Western Asset’s staffing levels and overall resources. The Independent Trustees also took into consideration the nature and extent of the oversight duties performed by the Advisor in connection with each of the Subadvisors to the Fund, which includes extensive management and compliance due diligence with respect to the management and operations of each of the Subadvisors. Additionally, the Independent Trustees received assistance

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2018 (Unaudited)

and advice from their independent legal counsel regarding legal and industry standards in connection with their duties and responsibilities when approving investment advisory agreements.

In particular, and as to Western Asset, the Independent Trustees considered the following factors:

(a)  The nature, extent, and quality of the services to be provided by Western Asset.  The Independent Trustees reviewed the nature, extent, and quality of the services to be provided by Western Asset to the Fund. The Independent Trustees discussed the specific investment management process that Western Asset indicated that it will employ to manage its allocated portion of the Fund’s investment portfolio (which was described in detail in the materials provided by Western Asset), the qualifications of Western Asset’s portfolio managers and investment management personnel with regard to implementing the investment mandate relating to the allocated portion of the Fund’s investment portfolio that Western Asset would be managing, and the performance record of Western Asset as compared to a relevant index. The Independent Trustees considered Western Asset’s infrastructure and resources, and whether Western Asset’s organization appeared to support Western Asset’s strategy adequately. The Independent Trustees also discussed the Advisor’s review, selection, and due diligence process with respect to Western Asset, and the Advisor’s favorable assessment as to the nature, extent, and quality of the subadvisory services expected to be provided to the Fund by Western Asset. The Independent Trustees determined that the Fund and its shareholders would benefit from the quality and experience of Western Asset’s portfolio managers and the qualifications of its investment professionals. Based on their consideration and review of the foregoing information, the Independent Trustees concluded that the nature, extent and quality of the subadvisory services anticipated to be provided by Western Asset, as well as Western Asset’s ability to render such services based on ’s experience, operations and resources, were appropriate for the Fund, in light of the Fund’s investment objective, and the mandate relating to the allocated portion of the Fund’s investment portfolio that Western Asset would manage.

(b)  Comparison of the services to be rendered and fees to be paid to Western Asset under other advisory and subadvisory contracts, such as those with other clients.  The Independent Trustees discussed the services that would be rendered by Western Asset and evaluated the compensation to be paid to Western Asset by the Advisor for those services. The Independent Trustees noted that the services that Western Asset would furnish to the Fund appeared to be comparable to the services that Western Asset currently provides to its other advisory and subadvisory clients having similar investment strategies. The Independent Trustees also considered comparisons of the fees that will be paid to Western Asset by the Advisor in light of the fees that were charged by Western Asset to its other advisory clients, as disclosed in Western Asset’s Form ADV, Part 2A (Firm Brochure) provided in its 15(c) Questionnaire responses, including commingled and separate accounts. The Independent Trustees also considered that the fees agreed to by Western Asset were the result of an arm’s length bargain negotiated by unaffiliated parties and that the Advisor believes such fees are fair and reasonable.

The Independent Trustees considered the review, selection, and due diligence process employed by the Advisor, as discussed at the Special Meeting, in determining to recommend Western Asset to serve as a Subadvisor and Sub-Subadvisor to the Fund, and the Advisor’s reasons for concluding that the subadvisory fees to be paid by the Advisor to Western Asset for its services to the Fund were fair and reasonable. The Independent Trustees emphasized in their discussions that the subadvisory fees of Western Asset would be paid by the Advisor, and were not additional fees to be borne by the Fund or its shareholders. Based on their discussion, the Independent Trustees concluded that, in light of the nature, extent, and quality of the services to be provided, the proposed level of fees to be paid to Western Asset with respect to the assets of the Fund to be allocated to Western Asset was supported by the services that

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2018 (Unaudited)

were expected to be provided by Western Asset to the Fund. The Independent Trustees also considered the potential “fallout” or ancillary benefits that may accrue to Western Asset from its relationship with the Fund and concluded that they were reasonable.

The Independent Trustees recognized that, because the subadvisory fees would be paid by the Advisor, and not the Fund, an analysis of economies of scale and profitability was more appropriate in the context of the Board’s consideration of the Investment Management Agreement with the Advisor. In addition, since the fees to be paid to Western Asset were the result of arm’s-length bargaining between unaffiliated parties, and given the Advisor’s economic incentive to negotiate a reasonable fee, the potential profitability of Western Asset was considered to have limited relevance to the Independent Trustees’ deliberations. The Independent Trustees took note of the Advisor’s explanation that the recommended appointment of Western Asset was not affected by the impact that the appointment would have on the Advisor’s revenues and profitability, and considered that the Advisor had demonstrated that the appointment of Western Asset may result in increased profitability for the Advisor as a result of decreased subadvisory fees that will be paid out of the Advisor’s resources, taking into account the New Subadvisor Structure. On the basis of these considerations, the Independent Trustees concluded that, in light of the nature, extent and quality of the services expected to be provided by Western Asset and the proposed fees to be paid to Western Asset by the Advisor for managing its allocated portion of the Fund, the potential benefits accruing to Western Asset as a result of serving as a Subadvisor and Sub-Subadvisor to the Fund were reasonable in relation to the services that were expected to be provided by Western Asset to the Fund.

(c)  Investment performance of the Fund and Western Asset.  Because Western Asset was a newly proposed Subadvisor and Sub-Subadvisor to the Fund, the Independent Trustees could not consider Western Asset’s investment performance in managing the Fund as a factor in evaluating the Western Asset Agreements. However, the Independent Trustees reviewed Western Asset’s historical performance record in managing the investment mandate it would employ for the Fund. The Independent Trustees also compared the historical investment performance of Western Asset to a relevant index and concluded that Western Asset’s historical performance record, viewed together with the other factors considered by the Independent Trustees, supported a decision to approve the Western Asset Agreements.

Conclusion.  Following consideration of the foregoing factors, it was reported that no single factor was determinative to the Independent Trustees’ decisions. Based on these factors, along with the determination of the Advisor at the conclusion of its review, selection, and due diligence process to recommend Western Asset be appointed as a Subadvisor and Sub-Subadvisor to the Fund, and such other matters as were deemed relevant, the Independent Trustees concluded that the proposed fee rate for Western Asset was supported by the services that were expected to be provided to the Fund and approval of the proposed Western Asset Agreements was in the best interests of the Fund and its shareholders. As a result, the Board, including a majority of the Independent Trustees, determined to approve the Western Asset Agreements.

Mercer Funds

Understanding Your Fund’s Expenses (Unaudited)

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases, redemption fees and certain exchange fees and ongoing costs, including management fees, distribution fees (12b-1 fees), and other fund expenses. These costs are described in more detail in the Funds’ prospectus. The examples below are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds. The first line in the table for each Fund shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the Fund from April 1, 2018 through September 30, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual fund returns and expenses. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = $8.60) and multiply the result by the number in the Operating Expenses Incurred column as shown below for your Class. The second line in the table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

Large Cap — Class Y-3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.61%	1,000.00	1,086.60	1,043.30	3.19
Hypothetical	0.61%	1,000.00	1,022.01	1,011.01	3.09

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.61%, multiplied by the average account value over the period, multiplied by 183/365

Small/Mid Cap — Class Y-3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.96%	1,000.00	1,079.70	1,039.85	5.01
Hypothetical	0.96%	1,000.00	1,020.26	1,010.13	4.86

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.96%, multiplied by the average account value over the period, multiplied by 183/365

Mercer Funds

Understanding Your Fund’s Expenses (Unaudited) (Continued)

Non-US Core Equity — Class Y-3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.77%	1,000.00	1,005.20	1,002.60	3.87
Hypothetical	0.77%	1,000.00	1,021.21	1,010.61	3.90

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.77%, multiplied by the average account value over the period, multiplied by 183/365

Core Fixed — Class Y-3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.42%	1,000.00	1,000.00	1,000.00	2.11
Hypothetical	0.42%	1,000.00	1,022.96	1,011.48	2.13

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.42%, multiplied by the average account value over the period, multiplied by 183/365

Opportunistic Fixed — Class Y-3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.90%**	1,000.00	922.40	961.20	4.34
Hypothetical	0.90%**	1,000.00	1,020.56	1,010.28	4.56

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 183/365
**	Includes interest expense that amounts to less than 0.01%.

Emerging Markets — Class Y3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.90%**	1,000.00	893.60	946.80	4.27
Hypothetical	0.90%**	1,000.00	1,020.56	1,010.28	4.56

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 183/365
**	Includes interest expense that amounts to less than 0.01%.

Mercer Funds

Understanding Your Fund’s Expenses (Unaudited) (Continued)

Global Low Volatility — Class Y3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.81%	1,000.00	1,070.00	1,035.00	4.20
Hypothetical	0.81%	1,000.00	1,021.01	1,010.51	4.10

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.81%, multiplied by the average account value over the period, multiplied by 183/365

Mercer Funds

Trustees and Officers (Unaudited)

The following tables list the Trust’s Trustees and Officers as of the date of this report; their address and age; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in registered investment companies. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trust’s trustees, including changes subsequent to the date of the report. The SAI is available, without charge, upon request, by calling 1-866-658-9896, or on the SEC website at www.sec.gov.

Independent Trustees

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee
Harrison M. Bains, Jr. 99 High Street Boston, MA 02110 (75)	Trustee	Trustee since 2005	Mr. Bains is retired.	7	Mr. Bains is a director of Cara Therapeutics, Inc.; Mr. Bains was a director of BG Medicine, Inc.(2007 to 2014) and a trustee of BofA Funds Series Trust (11 portfolios) (2011 to 2016).

Adela M. Cepeda A.C. Advisory, Inc. 150 North Wacker Drive, Suite 2160 Chicago, IL 60606 (60)	Chairperson (Since 2018) Trustee	Since 2005	Ms. Cepeda is Managing Director of PFM Financial Advisors LLC (a financial advisory firm) since September 2016. Ms. Cepeda was previously Founder and President of A.C. Advisory, Inc. (a financial advisory firm) 1995—2016.	7	Ms. Cepeda is a director or trustee of: The UBS Funds (15 portfolios); UBS Relationship Funds (11 portfolios); SMA Relationship Trust (5 portfolios); Consulting Group Capital Markets Funds (9 portfolios); BMO Financial Corp. (U.S. holding company for BMO Harris Bank N.A.); Ms. Cepeda was a director of Fort Dearborn Income Securities, Inc. (2000 to 2016).

Gail A. Schneider 99 High Street Boston, MA 02110 (70)	Trustee	Trustee Since 2009	Ms. Schneider is a self-employed consultant since 2007.	7	None

Mercer Funds

Trustees and Officers (Unaudited) (Continued)

Interested Trustee:

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee
Richard S. Joseph** (53)	Trustee, President, and Chief Executive Officer	Since 2016	Mr. Joseph is President and Head of the US Mercer Delegated Solutions of Mercer Investment Management, Inc. since December 2015. Prior to December 2015, he was Chief Operating Officer of Mercer Investment Management, Inc. since 2005.	7	Mr. Joseph is a trustee of Mercer Trust Company and a director of Mercer Investment Management, Inc.

(1)	Each Trustee holds office for an indefinite term.

*	The “Fund Complex” consists of the Trust, which has seven portfolios.

**	Mr. Joseph is considered to be an “interested person,” as defined in the 1940 Act, of the Trust due to his relationship with the Advisor.

Mercer Funds

Trustees and Officers (Unaudited) (Continued)

Officers:

The executive officers of the Trust not named above are:

Name and Age	Position(s) Held with the Trust	Term of Office† and Length of Time Served	Principal Occupation(s) During Past 5 Years
Janice Desmond (67)	Vice President Treasurer and Chief Financial Officer	Since 2015	Ms. Desmond is a Senior Manager, Investment Operations and is a CPA. She has served as Head of Fund Administration for Mercer Investment Management, Inc. since 2010.

Carol Ann McMahon (47)	Vice President and Assistant Treasurer	Since 2017	Ms. McMahon is a Partner and Global COO for Wealth, Global Business Solutions since 2016 and US COO in January 2017. Prior to 2016 Ms. McMahon held the position of European COO since 2006.

Stan Mavromates (57)	Vice President and Chief Investment Officer	Since 2012	Mr. Mavromates is Vice President and Chief Investment Officer of Mercer Investment Management, Inc. since 2012.

Colin Dean (41)	Vice President, Chief Legal Officer, and Secretary	Since 2017	Mr. Dean is Global Chief Counsel, Investments since 2018. He has served as Senior Legal Counsel — Investments for Mercer Investment Management, Inc. and Mercer Investment Consulting LLC since 2010.

Caroline Hulme (33)	Vice President and Assistant Secretary	Since 2017	Ms. Hulme is Senior Legal Counsel, Investments since 2018. She has served as Legal Counsel — Investments for Mercer Investment Management, Inc. and Mercer Investment Consulting LLC since 2014. Prior to 2014, she was an Associate in the investment management practice group of Bingham McCutchen LLP.

Larry Vasquez (51)	Vice President	Since 2012	Mr. Vasquez is a Vice President and Portfolio Manager of Mercer Investment Management, Inc. since 2012.

Robert Phay (50)	Vice President and Chief Compliance Officer	Since 2016	Mr. Phay is the Chief Risk and Compliance Officer — Investments of Mercer Investment Management, Inc. and Mercer Investment Consulting, Inc. since March 2015. Mr. Phay most recently served in various compliance and legal positions for Commonfund, including Chief Compliance Officer (September 2011 – February 2015), Acting General Counsel (January 2015 – February 2015), and Associate General Counsel (July 2006 – December 2014).

†	Officers of the Trust are elected by the Trustees and serve at the pleasure of the Board.

Shares of MGI Funds are distributed by MGI Funds Distributors, Inc.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), are effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Mercer Funds

By (Signature and Title)	/S/ Richard Joseph
Richard Joseph President and Chief Executive Officer (Principal Executive Officer)

Date	November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By (Signature and Title)	/S/ Richard Joseph
Richard Joseph President and Chief Executive Officer (Principal Executive Officer)

Date	November 28, 2018

By (Signature and Title)	/S/ Janice Desmond
Janice Desmond Treasurer and Chief Financial Officer (Principal Financial Officer)

Date	November 28, 2018